As filed with the Securities and Exchange Commission on April 15, 2005

Registration No. 333-62397/811-4420

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.	☐

POST-EFFECTIVE AMENDMENT NO. 9	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940

Amendment No. 31	☒

(Check appropriate box or boxes)

WRL SERIES LIFE ACCOUNT

(Exact Name of Registrant)

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

(Name of Depositor)

570 Carillon Parkway

St. Petersburg, FL 33716

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code:

(727) 299-1800

Steven R. Shepard, Esq.

Senior Vice President, Assistant Secretary and General Counsel

Western Reserve Life Assurance Co. of Ohio

570 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

Mary Jane Wilson-Bilik, Esq.

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☒	on May 1, 2005, pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date), pursuant to paragraph (a)(1)

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

INFORMATION REQUIRED IN A PROSPECTUS

P R O S P E C T U S

May 1, 2005

WRL FREEDOM ELITE®

issued through

WRL Series Life Account

by

Western Reserve Life Assurance Co. of Ohio

570 Carillon Parkway

St. Petersburg, Florida 33716

1-800-851-9777

(727) 299-1800

AN INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

This prospectus describes the WRL Freedom Elite®, a flexible premium variable life insurance policy (the “Policy”). You can allocate your Policy’s cash value to the fixed account (which credits a specified guaranteed interest rate) and/or to the WRL Series Life Account, which invests through its subaccounts in portfolios of the AEGON/Transamerica Series Trust – Initial Class (the “Series Fund”), Fidelity Variable Insurance Products Funds – Service Class 2 (the “Fidelity VIP Fund”) and the Access Variable Insurance Trust (the “AVIT”) (collectively, the “funds”).

The portfolios of the Series Fund available to you under the Policy are:

☐	AEGON Bond

☐	American Century International

☐	Asset Allocation – Conservative Portfolio

☐	Asset Allocation – Growth Portfolio

☐	Asset Allocation – Moderate Growth Portfolio

☐	Asset Allocation – Moderate Portfolio

☐	Clarion Real Estate Securities

☐	Federated Growth & Income

☐	Great Companies – AmericaSM

☐	Great Companies – TechnologySM

☐	Janus Growth

☐	J.P. Morgan Mid Cap Value

☐	Marsico Growth

☐	Mercury Large Cap Value

☐	Munder Net50

☐	PIMCO Total Return

☐	Salomon All Cap

☐	Templeton Great Companies Global

☐	Third Avenue Value

☐	Transamerica Balanced

☐	Transamerica Convertible Securities

☐	Transamerica Equity

☐	Transamerica Growth Opportunities

☐	Transamerica Money Market

☐	Transamerica Value Balanced

☐	T. Rowe Price Equity Income

☐	T. Rowe Price Small Cap

☐	Van Kampen Emerging Growth

The portfolios of the Fidelity VIP Fund available to you under the Policy are:

☐	Fidelity VIP Equity-Income Portfolio*

☐	Fidelity VIP Contrafund® Portfolio*

☐	Fidelity VIP Growth Opportunities Portfolio*

*	Effective May 1, 2003, this portfolio is no longer available for sale to new investors.

The portfolios of the AVIT available to you under the Policy are:

☐	Potomac Mid Cap Plus Portfolio*

☐	Potomac OTC Plus Portfolio*

☐	Potomac Small Cap Plus Portfolio*

☐	Wells S&P REIT Index Portfolio*

☐	Potomac U.S./Short Portfolio*

☐	Potomac Dow 30 Plus Portfolio*

☐	Access U.S. Government Money Market Portfolio*

*	Effective May 1, 2005, this portfolio is no longer available for sale to new investors.

If you already own a life insurance policy, it may not be to your advantage to buy additional insurance or to replace your Policy with the Policy described in this prospectus. And it may not be to your advantage to borrow money to purchase the Policy or to take withdrawals from another Policy you own to make premium payments under the Policy.

Prospectuses for the portfolios of the funds must accompany this prospectus. Certain portfolios may not be available in all states. Please read these documents before investing and save them for future reference.

An investment in the Policy is not a bank deposit. The Policy is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This Policy is not available in the State of New York.

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Policy Benefits/Risks Summary	WRL Freedom Elite®

This summary describes the Policy’s important benefits and risks. More detailed information about the Policy appears later in this prospectus and in the Statement of Additional Information (“SAI”). For your convenience, we have provided a Glossary at the end of this prospectus that defines certain words and phrases used in this prospectus.

Policy Benefits

The Policy in General

•	The WRL Freedom Elite® is an individual flexible premium variable life insurance policy. The Policy gives you the potential for long-term life insurance coverage with the opportunity for tax-deferred cash value accumulation. The Policy’s cash value will increase or decrease depending on the investment performance of the subaccounts, the premiums you pay, the fees and charges we deduct, the interest we credit to the fixed account, and the effects of any Policy transactions (such as transfers, loans and partial withdrawals).

•	The Policy is designed to be long-term in nature in order to provide significant life insurance benefits for you. However, purchasing this Policy involves certain risks. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should consider the Policy in conjunction with other insurance you own. The Policy is not suitable as a short-term savings vehicle. There may be adverse consequences should you decide to surrender your Policy early, such as payment of a surrender charge that applies during the first 15 Policy years.

•	Fixed Account. You may place money in the fixed account where it earns at least 3% annual interest. We may declare higher rates of interest, but are not obligated to do so. The fixed account is part of our general account. The fixed account is not available to you if your Policy was issued in the State of New Jersey.

•	Separate Account. You may direct the money in your Policy to any of the subaccounts of the separate account. Each subaccount invests exclusively in one of the portfolios listed on the cover of this prospectus. Money you place in a subaccount is subject to investment risk and its value will vary each day according to the investment performance of the portfolios in which the subaccounts invest.

•	Supplemental Benefits (Riders). Supplemental riders are available under the Policy. We deduct charges for these riders from cash value as part of the monthly deduction. These riders may not be available in all states.

Flexible Premiums

•	You select a premium payment plan but the plan is flexible – you are not required to pay premiums according to the plan. You can change the frequency and amount, within limits, and can skip premium payments. Unplanned premiums may be made, within limits. Premium payments must be at least $84.

•	You increase your risk of lapse if you do not regularly pay premiums at least as large as the current minimum monthly guarantee premium. Under certain circumstances, extra premiums may be required to prevent lapse.

•	Once we deliver your Policy, the free-look period begins. You may return the Policy during this period and receive a refund.

Variable Death Benefit

•	If the insured dies while the Policy is in force, we will pay a death benefit to the beneficiary(ies), subject to applicable law and the forms of the Policy. The amount of the death benefit depends on the specified amount of insurance you select, the death benefit option you chose, and any additional insurance provided by riders you purchase.

•	Choice Among Death Benefit Options. You must choose one of two death benefit options. We offer the following:

•	Option A is the greater of:

•	the current specified amount, or

•	a specified percentage, multiplied by the Policy’s cash value on the date of the insured’s death.

•	Option B is the greater of:

•	the current specified amount, plus the Policy’s cash value on the date of the insured’s death, or

•	a specified percentage, multiplied by the Policy’s cash value on the date of the insured’s death.

We will reduce the death benefit proceeds by any outstanding loan amount and any due and unpaid charges. We will increase the death benefit proceeds by any additional insurance benefits you add by rider, and any interest you paid in advance on any loan for the period between the date of death and the next Policy anniversary.

•	Under current tax law, the death benefit should generally be U.S. federal income tax free to the beneficiary. Other taxes, such as estate taxes, may apply.

•	Change in Death Benefit Option and Specified Amount. After the third Policy year and once each Policy year thereafter, you may make one of the following changes: change the death benefit option or decrease the specified amount. A decrease in specified amount is limited to no more than 20% of the specified amount before to the decrease. The new specified amount cannot be less than the minimum specified amount as shown in your Policy.

No Lapse Period Guarantee

•	We guarantee that your Policy will not lapse until the no lapse date shown on your Policy schedule page, so long as on any Monthiversary you have paid total premiums (minus any cash withdrawals, minus any outstanding loan amount, and minus any pro rata decrease charge) that equal or exceed the sum of the minimum monthly guarantee premiums in effect for each month since the Policy date up to and including the current month. If you take a cash withdrawal or a loan, if you decrease your specified amount or if you add, increase or decrease a rider, you may need to pay additional premiums in order to keep the no lapse period guarantee in effect.

Cash Value

•	Cash value is the starting point for calculating important values under the Policy, such as net surrender value and the death benefit. There is no guaranteed minimum cash value. The Policy may lapse if you do not have sufficient cash value in the Policy to pay the monthly deductions, the surrender charge and/or any outstanding loan amount(s) (including interest you owe on any Policy loan(s)).

•	The Policy will not lapse during the no lapse period so long as you have paid sufficient premiums.

Transfers

•	You can transfer cash value among the subaccounts and the fixed account. You currently may make transfers in writing, by telephone, by fax or electronically through our website.

•	We may charge a $10 transfer processing fee for each transfer after the first 12 transfers in a Policy year.

•	Dollar cost averaging and asset rebalancing programs are available.

•	The Policy allows transfer of the greater of up to 25% the amount in the fixed account, or the amount transferred in the previous Policy year. Currently, we do not, but reserve the right to, limit the number of transfers out of the fixed account to one per Policy year. If we modify or stop this current practice, we will notify you.

•	Transfers resulting from loans or the exercise of conversion rights, or due to reallocation of cash value immediately after the reallocation date are currently not treated as transfers for the purpose of the transfer charge.

•	Transfers via the Internet are not treated as transfers for the purpose of the transfer charge.

•	We may impose restrictions on, or even eliminate, the transfer privilege. For a discussion of our policy with regard to market timing and the costs and risks to you that can result from programmed, large, frequent, or short-term transfers, see our Statement of Policy on Disruptive Trading and Market Timing on page 33.

•	You may not use any form of expedited transfer if you make transfers between any AVIT subaccount and any Series Fund or Fidelity VIP Fund subaccount. These transfers will be processed only if you send us a written request through standard United States Postal Service First Class mail delivery, with an original signature authorizing each transfer.

Loans

•	After the first Policy year (as long as your Policy is in force), you may take a loan against the Policy up to 90% of the cash value, minus any surrender charge and minus any outstanding loan amount plus any interest paid in advance on any outstanding loan amount. We may permit a loan before to the first anniversary for Policies issued pursuant to 1035 Exchanges. The minimum loan amount is generally $500.

•	We currently charge 5.2% interest annually. The interest will be charged in advance each year on any outstanding loan amount.

•	To secure the loan, we transfer an amount equal to your loan from your cash value to a loan reserve account. The loan reserve account is part of the fixed account. We will credit the amount in the loan reserve with interest at an effective annual rate of at least 4.0%.

•	After the 10th Policy year, on all amounts you have borrowed, we currently credit interest to part of the cash value in excess of the premiums paid less withdrawals at an interest rate equivalent to the interest rate we charge on the total loan. The remaining portion, equal to the cost basis, is currently credited an effective annual rate of 4.75%.

•	Federal income taxes and a penalty tax may apply to loans you take against the Policy. The federal tax consequences of loans with preferred rates is uncertain and may have adverse tax consequences.

Cash Withdrawals and Surrenders

•	You may take one withdrawal of cash value per Policy year after the first Policy year.

•	The amount of the withdrawal may be limited to:

•	at least $500; and

•	no more than 10% of the net surrender value.

•	After the 10th Policy year, we currently intend to limit the withdrawal amount to no more than 25% of the net surrender value.

•	We will deduct a processing fee equal to $25 or 2% of the amount you withdraw (whichever is less) from the withdrawal, and we will pay you the balance.

•	A cash withdrawal will reduce the death benefit by at least the amount of the withdrawal. We will not impose a pro rata decrease charge when the specified amount is decreased as a result of taking a cash withdrawal.

•	You may fully surrender the Policy at any time before the insured’s death or the maturity date. Life insurance coverage will end. You will receive the net surrender value (cash value minus surrender charge, minus any outstanding loan amount, plus any interest paid in advance on the loan for the period between the date of surrender and the next Policy anniversary). The surrender charge will apply during the first 15 Policy years. The surrender charge may be significant. You may receive little or no surrender value if you surrender your Policy in the early Policy years.

•	A cash withdrawal will reduce the cash value, so it will increase the risk that the Policy will lapse. A cash withdrawal may also increase the risk that the no lapse guarantee will not remain in effect.

•	Federal income taxes and a penalty tax may apply to cash withdrawals and surrenders.

Tax Benefits

We intend for the Policy to satisfy the definition of life insurance under the Internal Revenue Code so that the death benefit generally should be excludible from the taxable income of the beneficiary. In addition, if your Policy is a Modified Endowment Contract (“MEC”), you should not be deemed to be in receipt of any taxable gains on cash value until you take a withdrawal; if you surrender the Policy, take a Policy loan, assign or pledge a Policy; or if we pay the maturity benefit. Moreover, transfers between the subaccounts are not taxable transactions. If your Policy is not a MEC, you should not be deemed to be in receipt of any taxable gains on cash value until withdrawals and surrenders exceed the limits described in the Federal Income Tax Considerations section of this prospectus.

Policy Risks

Risk of an Increase in Current Fees and Expenses

Certain fees and expenses currently are assessed at less than their guaranteed maximum levels. In the future, we may increase these current charges up to the guaranteed (that is, maximum) levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Policy in force.

Investment Risks

If you invest your Policy’s cash value in one or more subaccounts, then you will be subject to the risk that investment performance of the subaccounts will be unfavorable and that the cash value in your Policy will decrease. In addition, we deduct Policy fees and charges from your cash value, which can significantly reduce your cash value. During times of poor investment performance, this deduction will have an even greater impact on your cash value. You could lose everything you invest and your Policy could lapse without value, unless you pay additional premiums. If you allocate premiums to the fixed account, then we credit your fixed account value with a declared rate of interest. You assume the risk that the interest rate on the fixed account may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 3%.

Risk of Lapse

If your Policy fails to meet certain conditions, we will notify you that the Policy has entered a 61-day grace period and will lapse without value unless you make a sufficient payment during the grace period.

Your Policy contains a no lapse period (premium protection period in Illinois). Your Policy will not lapse before the no lapse date stated in your Policy, as long as you pay sufficient minimum guarantee premiums. If you do not pay sufficient premiums, you will automatically lose the no lapse period guarantee and you will increase the risk that your Policy will lapse.

If you take a cash withdrawal or Policy loan, if you decrease the specified amount, or if you change your death benefit option, or if you add, increase or decrease a rider, you will increase the risk of losing the no lapse period guarantee. We deduct the total amount of your withdrawals, any outstanding loan amount and any pro rata decrease charge from your premiums paid when we determine whether your premium payments are high enough to keep the no lapse period guarantee in effect.

If you change death benefit options, decrease the specified amount, or add or increase a rider, we will adjust the amount of your minimum monthly guarantee premium.

You will lessen the risk of lapse of your Policy if you keep the no lapse period guarantee in effect. Before you take a cash withdrawal, loan, decrease the specified amount or add, increase or decrease a rider, you should consider carefully the effect it will have on the no lapse guarantee.

After the no lapse period, your Policy may lapse if loans, cash withdrawals, the monthly deductions, and insufficient investment returns reduce the net surrender value to zero. The Policy will enter a grace period if on any Monthiversary the net surrender value (that is, the cash value minus the surrender charge, and minus any outstanding loan amount, plus any interest you paid in advance on the loan between the date of surrender and the next Policy anniversary) is not enough to pay the monthly deduction due.

A Policy lapse may have adverse tax consequences.

You may reinstate this Policy within five years after it has lapsed (and prior to the maturity date), if the insured meets the insurability requirements and you pay the amount we require.

Tax Risks (Income Tax and MEC)

We expect that the Policy will generally be deemed a life insurance contract under federal tax law, and that the death benefit paid to the beneficiary will generally not be subject to federal income tax. However, due to lack of guidance, there is less certainty in this regard with respect to Policies issued on a substandard basis.

Depending on the total amount of premiums you pay, the Policy may be treated as a modified endowment contract (“MEC”) under federal tax laws. If a Policy is treated as a MEC, partial withdrawals, surrenders, assignments, pledges and loans will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on the taxable portion of cash withdrawals, surrenders, assignments, pledges and loans taken before you reach age 59 ½. If a Policy is not treated as a MEC, partial surrenders and withdrawals will not be subject to tax to the extent of your investment in the Policy. Amounts in excess of your investment in the Policy, while subject to tax as ordinary income, will not be subject to a 10% penalty tax. Also, if your Policy is not a MEC, loans, assignments and pledges are not taxable when made. You should consult a qualified tax advisor for assistance in all tax matters involving your Policy.

Loan Risks

A Policy loan, whether or not repaid, will affect cash value over time because we subtract the amount of the loan from the subaccounts and the fixed account and place that amount in the loan reserve as collateral. We then credit an effective annual rate of at least 4.0% to the loan collateral. As a result, the loan collateral does not participate in the investment results of the subaccounts and may not continue to receive the current interest rates credited to the unloaned portion of the fixed account. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the subaccounts and the interest rates credited to the fixed account, the effect could be favorable or unfavorable.

We also currently charge interest on Policy loans at a rate of 5.2% to be paid in advance. Interest not paid when due is added to the amount of the loan to be repaid.

A Policy loan could make it more likely that a Policy would lapse. A Policy loan will increase the risk that the no lapse period guarantee will not remain in effect. There is also a risk that if the loan, insurance charges and unfavorable investment experience reduce your net surrender value and the no lapse period guarantee is no longer in effect, then the Policy will lapse. Assuming Policy loans have not already been subject to tax as distributions, a significant tax liability could arise when the lapse occurs. Anyone considering using the Policy as a source of tax-free income by taking out Policy loans should consult a qualified tax advisor about the tax risks inherent in such a strategy before purchasing the Policy.

If the Policy lapses or is surrendered while a loan is outstanding, you will realize taxable income equal to the lesser of the gain in the Policy or the sum of the excess of the loan balance (including accrued interest) and any cash received on surrender over your basis in the Policy. If the Policy is a MEC or becomes a MEC within two years of taking a loan, the amount of the outstanding indebtedness will be taxed as if it were a withdrawal from the Policy.

If the Policy lapses or terminates due to volatility in the investment performance of the underlying portfolios or another reason, you may incur tax consequences at an unexpected time.

You should consult with your own qualified tax advisor to apply the law to your particular circumstances.

Portfolio Risks

A comprehensive discussion of the risks of each portfolio may be found in each portfolio’s prospectus. Please refer to the prospectuses for the portfolios for more information.

There is no assurance that any of the portfolios will achieve its stated investment objective.

Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Policy. If the amount of a charge depends on the personal characteristics of the insured, then the fee table lists the minimum and maximum charges we assess under the Policy, and the fees and charges of a representative insured with the characteristics set forth below. These charges may not be representative of the charges you will pay.

The first table describes the fees and expenses that you will pay when buying the Policy, paying premiums, making cash withdrawals from the Policy, surrendering the Policy, or transferring Policy cash value among the subaccounts and the fixed account.

Transaction Fees

Amount Deducted
Charge	When Charge is Deducted	Guaranteed Charge	Current Charge
Premium Charges	None	None	None

Cash Withdrawal Charge[1]	Upon withdrawal	2.0% of the amount withdrawn, not to exceed $25	2.0% of the amount withdrawn, not to exceed $25

Surrender Charge[2] 1. Issue Charge Component for:	Upon full surrender of the Policy during first 15 Policy years.

Minimum Charge, Maximum Charge and Charge during first 10 policy years for a male, issue age 37 in the ultimate select non-tobacco use class.		$5 per $1,000 of initial specified amount	$5 per $1,000 of initial specified amount

2. Sales Charge Component:	Upon full surrender of the Policy during first 15 Policy years.	A percentage of total premiums paid	A percentage of total premiums paid

• Minimum Charge[3]		26.5% up to the guideline premium plus 1.20% of premium paid in excess of the guideline premium[4]	26.5% up to the guideline premium plus 1.20% of premium paid in excess of the guideline premium[4]

[1]	When we incur extraordinary expenses, such as overnight mail expenses or wire service fees, for expediting delivery of your partial withdrawal or complete surrender payment, we will deduct that charge from the payment. We currently charge $20 for an overnight delivery ($30 for Saturday delivery) and $25 for wire service. You can obtain further information about these charges by contacting our office.

[2]	The surrender charge is equal to the sum of the Issue Charge and the Sales Charge multiplied by the Surrender Charge Factor. The Issue Charge component of the surrender charge is assessed on the specified amount. The Sales Charge Component of the surrender charge is based upon issue age and gender of each individual insured; and the Surrender Charge Factor varies with the insured’s age and the number of years the Policy has been in force. The Surrender Charge Percentage on a Policy where the insured’s issue age is under 66 (or under 71 for female insureds) is 100% for the first 10 Policy years then decreases at the rate of 20% each Policy year until it reaches zero at the end of the 15th policy year. For a Policy where the insured’s issue age is over 65 (or over 70 for female insureds), the Surrender Charge Percentage is 100% for the first several Policy years (3 to 9 depending on issue age and gender) and then declines to zero at the end of the 15th Policy year. The surrender charges shown in the table may not be typical of the charges you will pay. You can obtain more detailed information about the surrender charges that apply to you by contacting your agent and requesting a personalized illustration.

[3]	This minimum charge is based on an insured with the following characteristics: unisex, age 80 at issue. This minimum charge may also apply to insureds with other characteristics.

[4]	The guideline premium is the maximum premium payable that will qualify the Policy as life insurance for federal income tax purposes. Your guideline premium is set forth in your Policy.

Transaction Fees

	When Charge is Deducted	Amount Deducted
Charge		Guaranteed Charge	Current Charge
Sales Charge Component (continued) • Maximum Charge[5]		26.5% up to the guideline premium plus 8.95% of premium paid in excess of the guideline premium[4]	26.5% up to the guideline premium plus 8.95% of premium paid in excess of the guideline premium[4]

• Charge during first 10 policy years for a male, issue age 37, in ultimate select non-tobacco use class.		26.5% up to the guideline premium plus 8.4% of premium paid in excess of the guideline premium[4]	26.5% up to the guideline premium plus 8.4% of premium paid in excess of the guideline premium[4]

Transfer Charge[6]	Upon transfer	$10 for each transfer in excess of 12 per Policy year	$10 for each transfer in excess of 12 per Policy year

Change in Net Premium Allocation Charge	Upon change of allocation instructions for premium payments more than once per Policy quarter	$25	None

Pro Rata Decrease Charge	Deducted when amount of specified amount is decreased during the first 15 Policy years	Equal to the surrender charge (as of the date of the decrease) applicable to that portion of the specified amount that is decreased	Equal to the surrender charge (as of the date of the decrease) applicable to that portion of the specified amount that is decreased.

Terminal Illness Accelerated Death Benefit Rider	When rider is exercised	Discount Factor[7]	Discount Factor[7]

The table below describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including portfolio fees and expenses.

Periodic Charges Other Than Portfolio Operating Expenses

	When Charge is Deducted	Amount Deducted
Charge		Guaranteed Charge	Current Charge
Monthly Policy Charge	Monthly, on the Policy date and on each Monthiversary	$5.00 per month	$5.00 per month

[5]	This maximum charge is based on an insured with the following characteristics: Unisex, age 55 at issue. This maximum charge may also apply to insureds with other characteristics.

[6]	The first 12 transfers per Policy year are free.

[7]	We do not assess an administrative charge for this rider; however, we do reduce the single sum benefit by a discount factor to compensate us for lost income due to the early payment of the death benefit.

Periodic Charges Other Than Portfolio Operating Expenses

	When Charge is Deducted	Amount Deducted
Charge		Guaranteed Charge	Current Charge
Cost of Insurance[8] (without Extra Ratings)[9]	Monthly, on the Policy date and on each Monthiversary until the insured reaches age 95

• Minimum Charge[10]		$0.06 per $1,000 of net amount at risk per month	$0.05 per $1,000 of net amount at risk per month

• Maximum Charge[11]		$24.85 per $1,000 of net amount at risk per month	$21.12 per $1,000 of net amount at risk per month

• Initial charge for a male insured, issue age 37, in the ultimate select non-tobacco use class, in Policy year 3		$0.16 per $1,000 of net amount at risk per month	$0.14 per $1,000 of net amount at risk per month

Mortality and Expense Risk Charge	Daily	Annual rate of 0.90% for Policy years 1 – 15 and 0.60% for Policy years 16+ of average daily net assets of each subaccount in which you are invested	Annual rate of 0.90% for Policy years 1 – 15 and 0.30% for Policy years 16+ of average daily net assets of each subaccount in which you are invested

Loan Interest Spread[12]	On Policy anniversary[13]	1.49% (effective annual rate, after rounding)	0.74% (effective annual rate, after rounding)

[8]	Cost of insurance charges are based on each insured’s attained age, gender, underwriting class, specified amount, Policy year, and the net amount at risk. Cost of insurance rates generally will increase each year with the age of the insured. Cost of insurance rates on a Policy with a specified amount of $1,000,000 and above are generally lower than that of a Policy with a specified amount less than $1,000,000. The cost of insurance rates shown in the table may not be representative of the charges you will pay. Your Policy’s schedule page will indicate the guaranteed cost of insurance charges applicable to your Policy. You can obtain more detailed information concerning your cost of insurance charges by contacting your agent.

[9]	We may place insureds in sub-standard underwriting classes with extra ratings that reflect higher mortality risks and that result in higher cost of insurance rates. If the insured possesses additional mortality risks, we may add a surcharge to the cost of insurance rates of up to $83.33 monthly per $1,000 of net amount at risk.

[10]	This minimum charge is based on an insured with the following characteristics: female, age 10 at issue, juvenile class, in the first Policy year and a base face amount of $1,000,000 or higher (Band 2). This minimum charge may also apply to insureds with other characteristics.

[11]	This maximum charge is based on an insured with the following characteristics: male, age 80 at issue, standard tobacco underwriting class, in the 15th Policy year and a base face amount below $1,000,000 (Band 1). This maximum charge may also apply to insureds with other characteristics.

[12]	The Loan Interest Spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to your loan account. We charge you an annual interest rate on a Policy loan of 5.2% in advance (5.49% effective annual interest rate on each Policy anniversary. We will also currently credit the amount in the loan reserve with an effective annual interest rate of 4.75% (4.0% minimum guaranteed). After the 10th Policy year, we currently provide preferred loan crediting rates on an amount equal to the cash value minus total premiums paid (less any cash withdrawals) and minus any outstanding loan amount (including accrued loan interest). The preferred loan crediting rate currently is 4.75% effective annually (after rounding), and is not guaranteed.

[13]	While a Policy loan is outstanding, loan interest is payable in advance on each Policy anniversary. If prior to the next Policy anniversary, there is a loan repayment, Policy lapse, surrender, Policy termination, or the insured’s death, we will refund the amount of any loan interest we charged in advance for the period between the date of any such occurrence above and the next Policy anniversary.

Periodic Charges Other Than Portfolio Operating Expenses

Amount Deducted
Charge	When Charge is Deducted	Guaranteed Charge	Current Charge
Optional Rider Charges:

Accidental Death Benefit Rider[14]	Monthly, on the Policy date and on each Monthiversary until the insured reaches age 70

• Minimum Charge[15]		$0.10 per $1,000 of rider face amount per month	$0.10 per $1,000 of rider face amount per month

• Maximum Charge[16]		$0.18 per $1,000 of rider face amount per month	$0.18 per $1,000 of rider face amount per month

• Initial charge for a male insured, issue age 37		$0.10 per $,1000 of rider face amount per month	$0.10 per $1,000 of rider face amount per month

Disability Waiver Rider[17]	Monthly, on the Policy date and on each Monthiversary until the insured reaches age 60

• Minimum Charge[18]		$0.03 per $1000 of base Policy specified amount per month	$0.03 per $1000 of base Policy specified amount per month

• Maximum Charge[19]		$0.39 per $1000 of base Policy specified amount per month	$0.39 per $1000 of base Policy specified amount per month

• Initial charge for a male insured, issue age 37		$0.06 per $1000 of base Policy specified amount per month	$0.06 per $1000 of base Policy specified amount per month

[14]	The rider charges are cost of insurance charges are based on each insured’s attained age and rider face amount. Cost of insurance charges generally will increase each year with the age of the insured. The cost of insurance rates shown in the table may not be representative of the charges you will pay. The rider will indicate the maximum guaranteed rider charges applicable to your Policy. You can obtain more information about this rider by contacting your agent.

[15]	This minimum charge is based on an insured with the following characteristics: male, age 45 at issue and in the first Policy year. This minimum charge may also apply to insureds with other characteristics.

[16]	This maximum charge is based on an insured with the following characteristics: male, age 50 at issue standard tobacco underwriting class and in the 20th Policy year. This maximum charge may also apply to insureds with other characteristics.

[17]	Disability Waiver charges are based on the base insured’s issue age, gender and net amount at risk. The charges shown are for base Policy only (no riders and benefits). The addition of other riders and benefits would increase these charges. The cost of insurance rates shown in the table may not be representative of the charges you will pay. The rider will indicate the maximum guaranteed rider charges applicable to your Policy. You can obtain more information about these riders by contacting your agent.

[18]	This minimum charge is based on an insured with the following characteristics: male, age 25 at issue. This minimum charge may also apply to insureds with other characteristics.

[19]	This maximum charge is based on an insured with the following characteristics: Female, age 55 at issue. This maximum charge may also apply to insureds with other characteristics.

Periodic Charges Other Than Portfolio Operating Expenses

Amount Deducted
Charge	When Charge is Deducted	Guaranteed Charge	Current Charge
Disability Waiver and Income Rider[20]	Monthly, on the Policy date and on each Monthiversary until the insured reaches age 60

• Minimum Charge[21]		$0.20 per $10 monthly rider units	$0.20 per $10 monthly rider units

• Maximum Charge[22]		$0.86 per $10 monthly rider units	$0.86 per $10 monthly rider units

• Initial charge for a male insured, issue age 37		$0.31 per $10 monthly rider units	$0.31 per $10 monthly rider units

Children’s Insurance Rider[23]	Monthly, on the Policy date and on each Monthiversary until the youngest child reaches age 25	$0.60 per $1000 of rider face amount per month	$0.60 per $1000 of rider face amount per month

Other Insured Rider[24] (without Extra Ratings)[9]	Monthly, on the Policy date and on each Monthiversary until the insured reaches age 95

• Minimum Charge[25]		$0.06 per $1000 of rider face amount per month	$0.06 per $1000 of rider face amount per month

• Maximum Charge[26]		$24.85 per $1000 of rider face amount per month	$21.12 per $1000 of rider face amount per month

• Initial charge for a female insured, issue age 30, in the ultimate select non-tobacco use class		$0.10 per $1000 of rider face amount per month	$0.10 per $1000 of rider face amount per month

[20]	The charge for this rider is based on the base insured’s issue age, gender and number of units of monthly disability income selected.

[21]	This minimum charge is based on an insured with the following characteristics: Male, age 27 at issue. This minimum charge may also apply to insureds with other characteristics.

[22]	This maximum charge is based on an insured with the following characteristics: Female, age 55 at issue. This maximum charge may also apply to insureds with other characteristics.

[23]	The charge for this rider is based on the rider face amount and does not vary.

[24]	Rider charges are cost of insurance charges are based on each other insured’s issue age, gender, underwriting class, Policy year, and the rider face amount. Cost of insurance rates for this rider generally will increase each year with the age of the other insured. The cost of insurance rates shown in the table may not be representative of the charges you will pay. The rider will indicate the maximum guaranteed rider charges applicable to your Policy. You can obtain more information about this rider by contacting your agent.

[25]	This minimum charge is based on an insured with the following characteristics: Female, age 10 at issue, juvenile class, in the first Policy year and a base amount of $1,000,000 or higher. This minimum charge may also apply to insureds with other characteristics.

[26]	This maximum charge is based on an insured with the following characteristics: Male, age 80 at issue, standard tobacco underwriting class, in the 15th Policy year and a base face amount below $1,000.000. This maximum charge may also apply to insureds with other characteristics.

Periodic Charges Other Than Portfolio Operating Expenses

Amount Deducted
Charge	When Charge is Deducted	Guaranteed Charge	Current Charge
Primary Insured Rider[24] (without Extra Ratings)[9]	Monthly, on the Policy date and on each Monthiversary until the insured reaches age 90

• Minimum Charge[25]		$0.06 per $1000 of rider face amount per month	$0.05 per $1000 of rider face amount per month

• Maximum Charge[27]		$18.46 per $1000 of rider face amount per month	$14.91 per $1000 of rider face amount per month

• Initial charge for a male insured, issue age 37, in the ultimate select non-tobacco use class		$0.16 per $1000 of rider face amount per month	$0.12 per $1000 of rider face amount per month

Primary Insured Plus Rider[24] (without Extra Ratings)[9]	Monthly, on the Policy date and on each Monthiversary until the insured reaches age 85

• Minimum Charge		$0.08 per $1000 of rider face amount per month[28]	$0.03 per $1000 of rider face amount per month[29]

• Maximum Charge		$13.54 per $1000 of rider face amount per month[30]	$10.93 per $1000 of rider face amount per month[31]

• Initial charge for a male insured, issue age 37, in the ultimate select non-tobacco use class		$0.16 per $1000 of rider face amount per month	$0.06 per $1000 of rider face amount per month

For information concerning compensation paid for the sale of the Policy, see “Sale of the Policies.”

[27]	This maximum charge is based on an insured with the following characteristics: male, age 80 at issue standard tobacco underwriting class and in the 10th Policy year. This maximum charge may also apply to insureds with other characteristics.

[28]	This minimum charge is based on an insured with the following characteristics: female, age 18 at issue, non-tobacco use class and in the first Policy year. This minimum charge may also apply to insureds with other characteristics.

[29]	This minimum charge is based on an insured with the following characteristics: female, age 29 at issue, ultimate select non-tobacco use class, first Policy year and a rider face amount of $1,000,000 or above (Band 2). This minimum charge may also apply to insureds with other characteristics.

[30]	This maximum charge is based on an insured with the following characteristics: male, age 80 at issue, standard tobacco use class and in the 5th Policy year. This maximum charge may also apply to insureds with other characteristics.

[31]	This maximum charge is based on an insured with the following characteristics: male, age 69 at issue, standard tobacco use class, 16th Policy year and a rider face amount of less than $1,000,000 (Band 1). This maximum charge may also apply to insureds with other characteristics.

Range of Expenses for the Portfolios1, 2

The next table shows the lowest and highest total operating expenses charged by the portfolios during the fiscal year ended December 31, 2004. Expenses of the portfolios may be higher or lower in the future. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

	Minimum	Maximum
Total Annual Portfolio Operating Expenses (total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses)	0.39%	11.29%

Net Annual Portfolio Operating Expenses (total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses, after contractual waiver of fees and expenses)[3]	0.39%	1.75%

[1]	The portfolio expenses used to prepare this table were provided to Western Reserve by the funds. Western Reserve has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2004. Current or future expenses may be greater or less than those shown.

[2]	The table showing the range of expenses for the portfolios takes into account the expenses of several Series Fund asset allocation portfolios that are “funds of funds.” A “fund of funds” portfolio typically allocates its assets, within predetermined percentage ranges, among certain other Series Fund portfolios and certain portfolios of the Transamerica IDEX Mutual Funds. Each “fund of funds” has its own set of operating expenses, as does each of the portfolios in which it invests. In determining the range of portfolio expenses, Western Reserve took into account the information received from the Series Fund on the combined actual expenses for each of the “fund of funds” and for the portfolios in which it invests, assuming a constant allocation by each “fund of funds” of its assets among the portfolios identical to its actual allocation at December 31, 2004.

[3]	The range of Net Annual Portfolio Operating Expenses takes into account contractual arrangements for 8 portfolios that require a portfolio’s investment adviser to reimburse or waive portfolio expenses until April 30, 2006.

Western Reserve, The Separate Account, the Fixed Account and the Portfolios

Western Reserve

Western Reserve Life Assurance Co. of Ohio located at 570 Carillon Parkway, St. Petersburg, Florida 33716 is the insurance company issuing the Policy. We are obligated to pay all benefits under the Policy.

The Separate Account

The separate account is a separate account of Western Reserve, established under Ohio law. We own the assets in the separate account and we may use assets in the separate account to support other variable life insurance policies we issue. The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”).

The separate account is divided into subaccounts, each of which invests in shares of a specific portfolio of a fund. These subaccounts buy and sell portfolio shares at net asset value without any sales charge. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that portfolio.

Income, gains, and losses credited to, or charged against, a subaccount of the separate account reflect the subaccount’s own investment experience and not the investment experience of our other assets. The separate account’s assets may not be used to pay any of our liabilities other than those arising from the Policies and other variable life insurance policies we issue. If the separate account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.

Changes to the Separate Account. As permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the separate account, including, among others, the right to:

•	Remove, combine, or add subaccounts and make the combined or new subaccounts available to you at our discretion;

•	Substitute shares of another registered open-end management company, which may have different fees and expenses, for shares of a subaccount at our discretion;

•	Close subaccounts to allocations of new premiums by existing or new Policyowners at any time in our discretion;

•	Transfer assets supporting the Policies from one subaccount to another or from the separate account to another separate account;

•	Combine the separate account with other separate accounts, and/or create new separate accounts;

•	Deregister the separate account under the 1940 Act, or operate the separate account as a management investment company under the 1940 Act, or as any other form permitted by law; and

•	Modify the provisions of the Policy to reflect changes to the subaccounts and the separate account and to comply with applicable law.

Some, but not all, of these future changes may be the result of changes in applicable laws or interpretation of the law.

The portfolios, which sell their shares to the subaccounts, may discontinue offering their shares to the subaccounts. We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes. We reserve the right to make other structural and operational changes affecting the separate account.

The Fixed Account

The fixed account is part of Western Reserve’s general account. We use general account assets to support our insurance and annuity obligations other than those funded by separate accounts. Subject to applicable law, Western Reserve has sole discretion over the investment of the fixed account’s assets. Western Reserve bears the full investment risk for all amounts contributed to the fixed account. Western Reserve guarantees that the amounts allocated to the fixed account will be credited interest daily at an annual net effective interest rate of at least 3.0%. We will determine any interest rate credited in excess of the guaranteed rate at our sole discretion. We have no formula for determining fixed account interest rates in excess of the guaranteed rate nor any duration for such rates.

Money you place in the fixed account will begin earning interest compounded daily at the current interest rate in effect at the time of your allocation. We may declare current interest rates from time to time. We may declare more than one interest rate for different money based upon the date of allocation or transfer to the fixed account. When we declare a current interest rate higher than the guaranteed rate on amounts allocated to the fixed account, we guarantee the higher rate on those amounts for at least one year (the “guarantee period”) unless those amounts are transferred to the loan reserve. At the end of the guarantee period we may declare a new current interest rate on those amounts and any accrued interest thereon. We will guarantee this new current interest rate for another guarantee period. We credit interest greater than 3.0% during any guarantee period at our sole discretion. You bear the risk that interest we credit will not exceed 3.0%.

We allocate amounts from the fixed account for cash withdrawals, transfers to the subaccounts, or monthly deduction charges on a last in, first out basis (“LIFO”) for the purpose of crediting interest.

New Jersey: If your Policy was issued in the State of New Jersey, the fixed account is not available to you. You may not direct or transfer any premium payments or cash value to the fixed account. The fixed account is used solely for Policy loans.

The fixed account has not been registered with the Securities and Exchange Commission and the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the fixed account.

The Portfolios

The separate account invests in shares of the portfolios of a fund. Each portfolio is an investment division of a fund, which is an open-end management investment company registered with the SEC. Such registration does not involve supervision of the management or investment practices or policies of the portfolios by the SEC.

Each portfolio’s assets are held separate from the assets of the other portfolios, and each portfolio has investment objectives and policies that are different from those of the other portfolios. Thus, each portfolio operates as a separate investment fund, and the income or loss of one portfolio has no effect on the investment performance of any other portfolio. Pending any required approval by a state insurance regulatory authority, certain subaccounts and corresponding portfolios may not be available to residents of some states.

Each portfolio’s investment objective(s) and policies are summarized below. There is no assurance that any of the portfolios will achieve its stated objective(s). Certain portfolios may have investment objectives and policies similar to other portfolios that are managed by the same investment adviser or sub-adviser. The investment results of the portfolios, however, may be higher or lower than those of such other portfolios. We do not guarantee or make any representation that the investment results of the portfolios will be comparable to any other portfolio, even those with the same investment adviser or manager.

You can find more detailed information about the portfolios, including a description of risks, in the fund prospectuses. You may obtain a free copy of the fund prospectuses by contacting us at 1-800-851-9777 or visiting our website at www.westernreserve.com. You should read the fund prospectuses carefully.

Portfolio	Sub-Adviser or Adviser and Investment Objective
Munder Net50	Munder Capital Management Seeks long-term capital appreciation.

Van Kampen Emerging Growth	Van Kampen Asset Management Inc. Seeks capital appreciation.

T. Rowe Price Small Cap	T. Rowe Price Associates, Inc. Seeks long-term growth of capital by investing primarily in common stocks of small growth companies.

Third Avenue Value	Third Avenue Management LLC Seeks long-term capital appreciation.

American Century International	American Century Investment Management, Inc. Seeks capital growth.

Templeton Great Companies Global	Templeton Investment Counsel, LLC Great Companies, L.L.C. Seeks long-term growth of capital.

Great Companies – TechnologySM	Great Companies, L.L.C. Seeks long-term growth of capital.

Janus Growth	Janus Capital Management LLC Seeks growth of capital.

Marsico Growth	Banc of America Capital Management, LLC Seeks long-term growth of capital.

Great Companies – AmericaSM	Great Companies, L.L.C. Seeks long-term growth of capital.

Salomon All Cap	Salomon Brothers Asset Management Inc Seeks capital appreciation.

Portfolio	Sub-Adviser or Adviser and Investment Objective
T. Rowe Price Equity Income	T. Rowe Price Associates, Inc. Seeks to provide substantial dividend income as well as long-term growth of capital by primarily investing in the dividend-paying common stocks of established companies.

Transamerica Value Balanced	Transamerica Investment Management, LLC Seeks preservation of capital and competitive investment returns.

Clarion Real Estate Securities

ING Clarion Real Estate Securities

Seeks long-term total return from investments primarily in equity securities of real estate companies. Total return will consist of realized and unrealized capital gains and losses plus income.

Federated Growth & Income	Federated Equity Management Company of Pennsylvania Seeks total return by investing in securities that have defensive characteristics.

AEGON Bond	Banc One Investment Advisors Corp. Seeks the highest possible current income within the confines of the primary goal of insuring the protection of capital.

Transamerica Money Market	Transamerica Investment Management, LLC Seeks to provide maximum current income consistent with preservation of principal and maintenance of liquidity.

Asset Allocation – Conservative Portfolio*	Transamerica Fund Advisors, Inc. Seeks current income and preservation of capital.

Portfolio Construction Consultant: Morningstar Associates, LLC

Asset Allocation – Moderate Portfolio*	Transamerica Fund Advisors, Inc. Seeks capital appreciation.

Portfolio Construction Consultant: Morningstar Associates, LLC

Asset Allocation – Moderate Growth Portfolio*	Transamerica Fund Advisors, Inc. Seeks capital appreciation.

Portfolio Construction Consultant: Morningstar Associates, LLC

Portfolio	Sub-Adviser or Adviser and Investment Objective
Asset Allocation – Growth Portfolio*	Transamerica Fund Advisors, Inc. Seeks capital appreciation and current income.

Portfolio Construction Consultant: Morningstar Associates, LLC

Transamerica Convertible Securities	Transamerica Investment Management, LLC Seeks maximum total return through a combination of current income and capital appreciation.

PIMCO Total Return	Pacific Investment Management Company, LLC Seeks maximum total return consistent with preservation of capital and prudent investment management.

Transamerica Equity	Transamerica Investment Management, LLC Seeks to maximize long-term growth.

Transamerica Growth Opportunities	Transamerica Investment Management, LLC Seeks to maximize long-term growth.

J.P. Morgan Mid Cap Value	J.P. Morgan Investment Management Inc. Seeks growth from capital appreciation.

Mercury Large Cap Value	Fund Asset Management L.P., d/b/a Mercury Advisors Seeks long-term capital growth to achieve superior long-term performance with below average volatility relative to the Russell 1000 Value Index.

Transamerica Balanced

Transamerica Investment Management, LLC

Seeks to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds, and cash or cash equivalents.

Fidelity VIP Equity-Income Portfolio

Fidelity Management & Research Company

Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index.

Fidelity VIP Contrafund® Portfolio	Fidelity Management & Research Company Seeks long-term capital appreciation.

Fidelity VIP Growth Opportunities Portfolio	Fidelity Management & Research Company Seeks to provide capital growth.

Portfolio	Sub-Adviser or Adviser and Investment Objective
Potomac Mid Cap Plus Portfolio**	Rafferty Asset Management, LLC Seeks to provide investment returns that correspond to 125% of the performance of the Standard & Poor’s 400 Mid Cap Index TM.

Potomac Small Cap Plus Portfolio**	Rafferty Asset Management, LLC Seeks to provide investment returns that correspond to 125% of the performance of the Russell 2000® Index.

Potomac U.S./Short Portfolio**	Rafferty Asset Management, LLC Seeks to provide investment returns that inversely correspond (opposite) to the performance of the Standard & Poor’s 500 Composite Stock Price Index TM.

Potomac Dow 30 Plus Portfolio**	Rafferty Asset Management, LLC Seeks daily investment results that correspond to 125% of the performance of the Dow Jones Industrial AverageSM.

Potomac OTC Plus Portfolio**	Rafferty Asset Management, LLC Seeks to provide investment returns that correspond to 125% of the performance of the Nasdaq 100 IndexTM.

Wells S&P REIT Index Portfolio**	Wells Asset Management, Inc. Seeks to provide investment results corresponding to the performance of the S&P Real Estate Investment Trust Composite Index.

Access U.S. Government Money Market Portfolio**	Rafferty Asset Management, LLC Seeks to provide security of principal, current income and liquidity.

*	Each asset allocation portfolio invests in a combination of underlying Series Fund and Transamerica IDEX Mutual Funds portfolios.

**	The AVIT portfolios allow market timing / frequent transfers. Market timing may increase portfolio expenses and have other adverse consequences for long-term investors. See “Disruptive Trading and Market Timing.” Some AVIT portfolios may use investment techniques not associated with most mutual fund portfolios. Investors in those AVIT portfolios will bear additional investment risks. See the AVIT fund prospectus for a description of the investment objectives and risks associated with investing in the AVIT portfolios.

Transamerica Fund Advisors, Inc. (formerly, AEGON/Transamerica Fund Advisors, Inc.) (“Transamerica Advisors”), located at 570 Carillon Parkway, St. Petersburg, Florida 33716, is directly owned by Western Reserve (78%) and AUSA Holding Company (22%), serves as investment adviser to the Series Fund and manages the Series Fund in accordance with policies and guidelines established by the Series Fund’s Board of Directors. For certain portfolios, Transamerica Advisors has engaged investment sub-advisers to provide portfolio management services. Transamerica Advisors and each investment sub-adviser are registered investment advisers under the Investment Advisers Act of 1940, as amended. See the Series Fund prospectuses for more information regarding Transamerica Advisors and the investment sub-advisers.

Fidelity Management & Research Company (“FMR”), located at 82 Devonshire Street, Boston, Massachusetts 02109, serves as investment adviser to the Fidelity VIP Fund and manages the Fidelity VIP Fund in accordance with policies and guidelines established by the Fidelity VIP Fund’s Board of Trustees. For certain portfolios, FMR has engaged investment sub-advisers to provide portfolio management service with regard to foreign investments. FMR and each sub-adviser are registered investment advisers under the Investment Advisers

Act of 1940, as amended. See the Fidelity VIP Fund prospectuses for more information regarding FMR and the investment sub-advisers.

Morningstar Associates, LLC (“Morningstar”), located at 225 West Wacker Drive, Chicago, Illinois 60606, serves as a “consultant” to Transamerica Advisors for investment model creation and maintenance to the Asset Allocation – Conservative Portfolio, Asset Allocation – Moderate Portfolio, Asset Allocation – Moderate Growth Portfolio and Asset Allocation – Growth Portfolio of the Series Fund. Morningstar will be paid an annual fee for its services. See the Series Fund prospectuses for more information regarding Morningstar.

Access Fund management, LLC, located at 28050 US Highway 19 N, Suite 301, Clearwater, Florida 33761, serves as the investment adviser to the AVIT fund and manages the AVIT fund in accordance with policies and guidelines established by the AVIT fund’s Board of Trustees. For certain portfolios, AVIT has engaged investment sub-advisers to provide portfolio management services with regard to foreign investments. AVIT and each sub-adviser are registered investment advisers under the Investment Advisers Act of 1940, as amended. See the AVIT fund prospectus for more information regarding Access and the investment sub-advisers.

Selection of Underlying Portfolios

The underlying portfolios offered through this product are selected by Western Reserve, and Western Reserve may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the portfolio or its service providers, or whether affiliates of the portfolio can provide marketing and distribution support for sales of the Policies. (See “Revenue We Receive”.) We have included the Series Fund portfolios at least in part because they are managed by Transamerica Fund Advisors, Inc., our directly owned subsidiary.

You are responsible for choosing the portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the portfolios that is available to you, including each fund’s prospectus, statement of additional information and annual and semi/annual reports. Other sources such as newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a fund or portfolio. After you select portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your Policy resulting from the performance of the portfolios you have chosen.

We do not recommend or endorse any particular portfolio and we do not provide investment advice.

Addition, Deletion, or Substitution of Portfolios

We do not guarantee that each portfolio will always be available for investment through the Policy. We reserve the right, subject to compliance with applicable law, to add new portfolios or portfolio classes, close existing portfolios or portfolio classes, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also decide to purchase securities from other portfolios for the separate account. We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the Policy belongs.

Your Right to Vote Portfolio Shares

Even though we are the legal owner of the portfolio shares held in the subaccounts, and have the right to vote on all matters submitted to shareholders of the portfolios, we will vote our shares only as policyowners instruct, so long as such action is required by law.

Before a vote of a portfolio’s shareholders occurs, you will receive voting materials from us. We will ask you to instruct us on how to vote and to return your proxy to us in a timely manner. You will have the right to instruct us on the number of portfolio shares that corresponds to the amount of cash value you have in that portfolio (as of a date set by the portfolio).

If we do not receive voting instructions on time from some policyowners, we will vote those shares in the same proportion as the timely voting instructions we receive. Should federal securities laws, regulations and interpretations change, we may elect to vote portfolio shares in our own right. If required by state insurance officials, or if permitted under federal regulation, we may disregard certain owner voting instructions. If we ever disregard voting instructions, we will send you a summary in the next annual report to policyowners advising you of the action and the reasons we took such action.

Charges and Deductions

This section describes the charges and deductions that we make under the Policy in consideration for: (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume. The fees and charges deducted under the Policy may result in a profit to us.

Services and benefits we provide under the Policy:	• the death benefit, cash and loan benefits;

• investment options, including premium allocations;

• administration of elective options; and

• the distribution of reports to owners.

Costs and expenses we incur:	• costs associated with processing and underwriting applications;

• expenses of issuing and administering the Policy (including any Policy riders);

• overhead and other expenses for providing services and benefits and sales and marketing expenses, including compensation paid in connection with the sale of the Policies; and

• other costs of doing business, such as collecting premiums, maintaining records, processing claims, effecting transactions, and paying federal, state and local premium and other taxes and fees.

Risks we assume:	• that the charges we may deduct may be insufficient to meet our actual claims because insureds die sooner than we estimate; and

• that the costs of providing the services and benefits under the Policies may exceed the charges we are allowed to deduct.

Some or all the charges we deduct are used to pay aggregate Policy costs and expenses we incur in providing the services and benefits under the Policy and assuming the risks associated with the Policy.

Premium Charges

We deduct no charges from premium payments before allocating the premiums to the separate account and the fixed account according to your instructions.

Monthly Deduction

We take a monthly deduction from the cash value on the Policy date and on each Monthiversary. We deduct this charge from each subaccount and the fixed account in accordance with the current premium allocation instructions. If the value of any account is insufficient to pay that account’s portion of the monthly deduction, we will take the monthly deduction on a pro rata basis from all accounts (i.e., in the same proportion that the value in each subaccount and the fixed account bears to the total cash value on the Monthiversary). Because portions of the monthly deduction (such as cost of insurance) can vary monthly, the monthly deduction will also vary.

The monthly deduction is	• the monthly Policy charge; plus
equal to:	• the monthly cost of insurance charge for the Policy; plus

• the monthly charge for any benefits provided by riders attached to the Policy; plus

• the pro rata decrease charge (if applicable) incurred as a result of a decrease in the specified amount.

Monthly Policy Charge:

• This charge equals $5.00 each Policy month.

• We will not increase this charge.

• This charge is used to cover aggregate Policy expenses.

Cost of Insurance Charge:

• We deduct this charge each month. It varies each month and is determined as follows:

1.       divide the death benefit on the Monthiversary by 1.0024663 (this factor reduces the net amount at risk, for purposes of computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 3.0%);

2. subtract the cash value on the Monthiversary (the resulting amount is the net amount at risk);

3. multiply the net amount at risk by the appropriate monthly cost of insurance rate for the Policy.

Optional Insurance Riders:

• The monthly deduction will include charges for any optional insurance benefits you add to your Policy by rider.

To determine the monthly cost of insurance rates we refer to a schedule of current cost of insurance rates using the insured’s attained age, gender, underwriting class, and the length of time that the Policy has been in force. For Policies with a specified amount of $1,000,000 or more, we generally charge a lower rate. The factors that affect the net amount at risk include investment performance of the portfolios in which you invest, payment of premiums, the fees and charges deducted under the Policy, the death benefit option you chose, as well as any Policy transactions (such as loans, partial withdrawals, transfers, and changes in specified amount). The actual monthly cost of insurance rates are primarily based on our expectations as to future mortality experience and expenses. Monthly cost of insurance rates may be changed by us from time to time. The actual rates we charge will never be greater than the Table of Guaranteed Maximum Life Insurance Rates stated in your Policy. These guaranteed rates are based on the Commissioners 1980 Standard Ordinary Tobacco and Non-Tobacco Mortality Tables (“1980 C.S.O. Tables”) and the insured’s attained age, gender, and rate class. For non sub-standard rate classes, these guaranteed rates will never be greater than the rates in the 1980 C.S.O. Tables.

We may issue certain Policies on a simplified or expedited basis. Cost of insurance rates charged for any Policies issued on a simplified or expedited basis may cause healthy individuals to pay higher cost of insurance rates than they would pay under a substantially similar Policy that we offer using different underwriting criteria.

The underwriting class of the insured will affect the cost of insurance rates. We use a standard method of underwriting in determining underwriting classes, which are based on the health of the insured. We currently place insureds into preferred and standard classes. We also place insureds into sub-standard classes with extra ratings, which reflect higher mortality risks and will result in higher cost of insurance rates.

The cost of insurance charge for any optional insurance rider and for any increase in rider face amount is determined in the same manner used to determine the Base Policy’s cost of insurance charges. Generally, the current cost of insurance rates for the optional riders are lower than the current cost of insurance rates on the Base Policy’s net amount at risk. The guaranteed cost of insurance rates under the riders are substantially the same as the guaranteed cost of insurance rates on the Policy’s net amount at risk.

Mortality and Expense Risk Charge

We deduct a daily charge from your Policy’s cash value in each subaccount that, together with other fees and charges, compensates us for services rendered, the expenses expected to be incurred and the risks assumed. This charge is equal to:

•	your Policy’s cash value in each subaccount multiplied by

•	the daily pro rata portion of the annual mortality and expense risk charge rate of 0.90%.

The annual rate is equal to 0.90% of the average daily net assets of each subaccount. We guarantee to reduce this charge to 0.60% after the first 15 Policy years. We intend to reduce this charge to 0.30% in the 16th Policy year, but we do not guarantee that we will do so, and we reserve the right to maintain this charge at the 0.60% level after the 15th Policy year.

If this charge, combined with other Policy fees and charges, does not cover our total actual costs, we absorb the loss. Conversely, if the fees and charges more than cover actual costs, the excess is added to our surplus. We expect to profit from these charges.

Surrender Charge

If you surrender your Policy completely during the first 15 years, we deduct a surrender charge from your cash value and pay the remaining cash value (less any outstanding loan amount) to you. There is no surrender charge if you wait until the end of the 15th Policy anniversary to surrender your Policy. The payment you receive is called the net surrender value. The formula we use reduces the surrender charge at older ages in compliance with state laws.

The surrender charge may be significant. You should evaluate this charge carefully before you consider a surrender. Under some circumstances the level of surrender charges might result in no net surrender value available if you surrender your Policy in the early Policy years. This will depend on a number of factors, but is more likely if:

•	you pay premiums equal to or not much higher than the minimum monthly guarantee premium shown in your Policy; and/or

•	investment performance is low.

The surrender charge is equal to:	• the issue charge plus the sales charge; multiplied by

• the surrender charge factor.

The issue charge is $5.00 multiplied by each $1,000 of the initial specified amount stated in your Policy. This charge helps us recover the underwriting, processing and start-up expenses that we incur in connection with the Policy and the separate account.

The sales charge equals:

•	26.5% multiplied by the total premiums paid up to the surrender charge base premium shown in your Policy; plus

•	a percentage, which varies depending on the insured’s issue age and gender (see table below), multiplied by the total premiums paid in excess of the surrender charge base premium.

Issue Age Range			Unisex*
Male	Female	Percentage	Issue Age	Percentage
0-55	0-62	8.4%	0-55	8.95%
56-63	63-69	4.4%	56-63	6.84%
64-68	70-74	3.6%	64-68	3.52%
69-73	75-79	3.1%	69-73	2.31%
74-78	80+	2.5%	74-78	1.79%
79+		2.0%	79+	1.20%

*	The reference to “unisex” is included for purposes of states which prohibit the use of actuarial tables that distinguish between males and females to determine premiums and policy benefits for policies issued on the lives of their residents.

See Appendix A for a chart that shows the relationship between the specified amount and the surrender charge base premium, depending upon the insured’s age, gender and underwriting class.

The sales charge helps us recover distribution expenses that we incur in connection with the Policy, including agent sales commissions and printing and advertising costs, as well as aggregate Policy expenses.

To determine the surrender charge, we apply the surrender charge factor to the sum of the issue charge plus the sales charge. The surrender charge factor varies with the insured’s age and the number of years the Policy has been in force. For male insureds ages 0-65, and for female insureds ages 0-70, the surrender charge factor is equal to 1.00 during Policy years 1-10. It then decreases by 0.20 each year until the 15th Policy year when it is zero. For insureds with older issue ages, the factor is less than 1.00 at the end of the 10th Policy year and decreases to zero at the end of the 15th Policy year.

Surrender Charge Factors

Males Issue Ages 0-65

Females Issue Ages 0-70

End of Policy Year*	Factor
At Issue	1.00
1-10	1.00
11	80
12	60
13	40
14	20
15+	0

*	The factor on any date other than a Policy anniversary will be determined proportionately using the factor at the end of the Policy year prior to surrender and the factor at the end of the Policy year of surrender.

Applying the surrender charge factor to the total issue and sales charges for any surrender during the 11th through the 15th Policy years will result in a reduced surrender charge. If you surrender your Policy after the 15th Policy year, there are no issue or sales charges due. We always determine the surrender charge factor from the Policy date to the surrender date, regardless of whether there were any prior lapses and reinstatements.

•	Surrender Charge Example 1: Assume a male insured purchases the Policy at issue age 35 for $250,000 of specified amount, paying the surrender charge Base Premium of $2,518, and an additional premium amount of $482 in excess of the surrender charge Base Premium, for a total premium of $3,000 per year for four years ($12,000 total for four years), and then surrenders the Policy. The surrender charge would be calculated as follows:

(a) Issue charge: [250 x $5.00] ($5.00/$1,000 of initial specified amount)	=	$1,250.00

(b) Sales charge:

(i) 26.5% of surrender charge base premium paid [26.5% x $2,518], and	=	$667.27

(ii) 8.4% of premiums paid in excess of surrender charge base premium [8.4% x $9,482]	=	$796.49

(c) Applicable surrender charge factor [(a)$1,250.00 + (b)($667.27 + $796.49)] x 1.00 Surrender charge = [$1,250.00 + $1,463.76] x 1.00	= =	$1.00 2,713.76

•	Surrender Charge Example 2: Assume the same facts as in Example 1, including continued premium payments of $3,000 per year, except the owner surrenders the Policy on the 14th Policy anniversary:

(a) Issue charge: [250 x $5.00]	=	$1,250.00

(b) Sales charge:

(i) [26.5% x $2,518], and	=	$667.27

(ii) [8.4% x $39,482]	=	$3,316.49

(c) Applicable surrender charge factor [(a)$1,250.00 + (b)($667.27 + $3,316.49)] x ..20 Surrender charge = [$1,250.00 + $3,983.76] x .20	= =	$20 1,046.75

There will be no surrender charge if the owner waits until the 15th Policy anniversary to surrender the Policy.

Pro Rata Decrease Charge

If you decrease the specified amount during the first 15 Policy years we will deduct a pro rata decrease charge from your cash value. We will determine the pro rata decrease charge by:

•	calculating the surrender charge that would apply if the Policy was being surrendered; then multiply it by

•	the ratio of the specified amount decrease you requested to the initial specified amount of your Policy.

The pro rata decrease charge is equal to:	• the specified amount decrease that you request; divided by

• the full specified amount on the Policy date; multiplied by

• the surrender charge as of the date of the decrease based on the specified amount on the Policy date.

We will not deduct the pro rata decrease charge from the cash value when a specified amount decrease results from:

•	a change in the death benefit option; or

•	a cash withdrawal (when you select death benefit Option A).

If a pro rata decrease charge is deducted because of a decrease in specified amount, any future decrease charges incurred during the surrender charge period will be based on the reduced specified amount.

We will determine the pro rata decrease charge using the above formula, regardless of whether your Policy has lapsed and been reinstated, or you have previously decreased your specified amount. We will not allow a decrease in specified amount if the pro rata decrease charge will cause the Policy to go into a grace period. A decrease in specified amount will generally decrease the insurance protection of the Policy.

Transfer Charge

•	We currently allow you to make 12 transfers each year free from charge.

•	We may charge $10 for each additional transfer.

•	For purposes of assessing the transfer charge, all transfers made in one day, regardless of the number of subaccounts affected by the transfer, is considered a single transfer.

•	We deduct the transfer charge from the amount being transferred.

•	Transfers due to loans or the exercise of conversion rights or due to reallocation of cash value immediately after the reallocation date, currently do not count as transfers for the purpose of assessing this charge.

•	Transfers via the Internet are not treated as transfers for the purpose of the transfer charge.

•	Transfers under dollar cost averaging and asset rebalancing are transfers for purposes of this charge.

•	We will not increase this charge.

Loan Interest Charge

We charge you an annual interest rate on a Policy loan of 5.2% in advance (5.49% effective annual interest rate, after rounding) on each Policy anniversary. We also currently credit the amount in the loan reserve with an effective annual interest rate of 4.75% (4.0% minimum guaranteed). After offsetting the 4.75% interest we credit, the net cost of loans currently is 0.74% annually (after rounding) (1.49% maximum guaranteed). After the 10th Policy year, you will receive preferred loan credited rates on an amount equal to the cash value minus total premiums paid (less any cash withdrawals) and minus any outstanding loan amount (including accrued interest). The current preferred loan interest rate credited is 4.75% effective annually, after rounding, and is not guaranteed.

Change in Net Premium Allocation Charge

We currently do not charge you if you change your net premium allocation. However, in the future we may decide to charge you $25 if you make more than one change every three months in your allocation schedule. We will notify you if we decide to impose this charge.

Cash Withdrawal Charge

•	After the first Policy year, you may take one cash withdrawal per Policy year.

•	When you make a cash withdrawal, we charge a processing fee of $25 or 2% of the amount you withdraw, whichever is less.

•	We deduct this amount from the withdrawal, and we pay you the balance.

•	We will not increase this charge.

Taxes

We currently do not make any deductions for taxes from the separate account. We may do so in the future if such taxes are imposed by federal or state agencies.

Rider Charges

•	Terminal Illness Accelerated Death Benefit Rider. We do not assess an administrative charge for this rider; however, we do reduce the single sum benefit by a discount factor to compensate us for expected lost income due to the early payment of the death benefit.

•	Children’s Insurance Rider. We assess a cost of insurance charge based on the rider face amount regardless of the number of children insured.

•	Accidental Death Benefit Rider. We assess a cost of insurance charge based on the insured’s attained age and rider face amount. Cost of insurance charges generally will increase each year with the age of the insured.

•	Other Insured Rider. We assess a cost of insurance charge based on each other insured’s issue age, gender, underwriting class, Policy year and the rider face amount. Cost of insurance charges generally will increase each year with the age of the insured.

•	Disability Waiver Rider. We assess a rider charge based on the primary insured’s issue age, gender and net amount at risk for the Policy, as well as a charge based on those riders that would be eligible to have monthly deductions waived.

•	Disability Waiver and Income Rider. The charge for this rider is based on the primary insured’s issue age, gender and the amount of monthly waiver of premium benefit that would be paid in the event of total disability, as defined in the rider.

•	Primary Insured Rider (“PIR”) and Primary Insured Rider Plus (“PIR Plus”). We assess a cost of insurance charge based on the insured’s issue age, gender, underwriting class, Policy year and the rider face amount. Cost of insurance charges generally will increase each year with the age of the insured.

Portfolio Expenses

The portfolios deduct management fees and expenses from the amounts you have invested in the portfolios. These fees and expenses reduce the value of your portfolio shares. Some portfolios also deduct 12b-1 fees from portfolio assets. See the fund prospectuses for more detailed information about the funds.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the portfolios, their advisers, sub-advisers, distributors or affiliates thereof, in consideration of certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

•	Rule 12b-1 Fees. Our affiliate, AFSG Securities Corporation (“AFSG”), the principal underwriter for the Policies, receives some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by AFSG that are attributable to our variable insurance products are then credited to us. These fees range from 0.10% to 0.25% of the average daily assets of the certain portfolios attributable to the Policies and to certain other variable insurance products that we and our affiliates issue.

•	Administrative, Marketing and Support Service Fees (“Service Fees”). We and our affiliates, including AFSG, may receive compensation from the investment adviser, sub-adviser, administrators, and/or distributors (or affiliates thereof) of the portfolios for administrative and other services related to separate account operations. The amount of this compensation is based on a percentage of the assets of the particular portfolios attributable to the Policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The chart below provides the maximum combined percentages of 12b-1 fees and Service Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Western Reserve and AFSG
Fund	Maximum Fee % of assets*	Fund	Maximum Fee % of assets*
ATSF ***	0.50%	Fidelity Variable Insurance Products Fund	0.30	%**

*	Payments are based on a percentage of the average assets of each underlying portfolio owned by the subaccounts available under this Policy and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.

**	We receive this percentage once $100 million in fund shares are held by the subaccounts of Western Reserve and its affiliates.

***	We and certain affiliates share a portion of the difference between the adviser fee and the sub-adviser fee for the portfolios. See the ATSF fund prospectus for the amounts of the adviser and sub-adviser fees.

•	Other payments. We and our affiliates, including Transamerica Capital, Inc. (“TCI”), InterSecurities, Inc. (“ISI”), and World Group Securities (“WGS”), also directly or indirectly receive additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued by us and our affiliates. These amounts are paid out of the advisers’ or sub-advisers’ own resources and not out of fund assets. Certain advisers and sub-advisers of the underlying portfolios (or their affiliates) (1) may pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences that are attended by TCI’s wholesalers; (2) may pay ISI varying amounts to obtain access to ISI’s wholesaling and selling representatives; (3) may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the portfolios and to cooperate with their promotional efforts; and (4) may reimburse our affiliated selling firms for exhibit booths and other items at national conferences of selling representatives. The amounts may be significant and provide the adviser or sub-adviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the Policy.

For the calendar year ended December 31, 2004, TCI received revenue sharing payments ranging from $1,000 to $30,000 (for a total of $316,000) from the following fund managers and/or sub-advisers to participate in TCI’s events: T. Rowe Price, Morgan Keegan, American Century, Transamerica Investment Management, Fidelity, Merrill Lynch, Pacific Investment Management LLC, Van Kampen Investments, Janus Capital Management, and ING Clarion CRA.

Proceeds from certain of these payments by the funds, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses that we and our affiliates incur in promoting, issuing, distributing and administering the Policies.

For further details about the compensation payments we make in connection with the sale of the Policies, see “Sale of the Policies” in this prospectus.

The Policy

Ownership Rights

The Policy belongs to the owner named in the application. The owner may exercise all of the rights and options described in the Policy. The owner is the insured unless the application specifies a different person as the insured. If the owner dies before the insured and no contingent owner is named, then ownership of the Policy will pass to the owner’s estate. The principal rights an owner may exercise are:

•	to designate or change beneficiaries;

•	to receive amounts payable before the death of the insured;

•	to assign the Policy (if you assign the Policy, your rights and the rights of anyone who is to receive payment under the Policy are subject to the terms of that assignment);

•	to change the owner of this Policy; and

•	to change the specified amount of this Policy.

No designation or change in designation of an owner will take effect unless we receive written request thereof. When received, the request will take effect as of the date we receive it, subject to payment or other action taken by us before it was received.

Modifying the Policy

Any modifications or waiver of any rights or requirements under the Policy must be in writing and signed by our president or secretary. No agent may bind us by making any promise not contained in this Policy.

Upon notice to you, we may modify the Policy:

•	to make the Policy or the separate account comply with any law or regulation issued by a governmental agency to which we are subject; or

•	to assure continued qualification of the Policy under the Internal Revenue Code or other federal or state laws relating to variable life policies; or

•	to reflect a change in the operation of the separate account; or

•	to provide additional subaccounts and/or fixed account options.

Purchasing a Policy

To purchase a Policy, you must submit a completed application and an initial premium to us through any licensed life insurance agent who is also a registered representative of a broker-dealer having a selling agreement with AFSG, the principal underwriter for the Policy, and us.

You select the specified amount of insurance coverage for your Policy within the following limits. Our current minimum specified amount for a Policy for issue ages 0-60 is generally $250,000. It declines to $100,000 for issue ages 61-80.

We will generally only issue a Policy to you if you provide sufficient evidence that the insured meets our insurability standards. Your application is subject to our underwriting rules, and we may reject any application for any reason permitted by law. We will not issue a Policy to you if the insured is over age 80. The insured must be insurable and acceptable to us under our underwriting rules on the later of:

•	the date of your application; or

•	the date the insured completes all of the medical tests and examinations that we require.

Tax-Free “Section 1035” Exchanges

You can generally exchange one life insurance policy for another covering the same insured in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both life insurance policies carefully. Remember that if you exchange another life insurance policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy, other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment or if your current policy is subject to a policy loan, you may also have to pay federal income tax on the exchange. You should not exchange another life insurance policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).

When Insurance Coverage Takes Effect

Insurance coverage under the Policy will take effect only if all of the following conditions have been met: (1) the first full premium must be received by the Company; (2) during the lifetime of every proposed insured, the proposed owner must have personally received and accepted the Policy which was applied for and all answers on the application must be true and correct on the date such Policy is received and accepted; and (3) on the date of the later of either (1) or (2) above, all of the statements and answers given in the application must be true and complete, and there must have been no change in the insurability of any proposed insured.

Conditional Insurance Coverage. If you pay the full initial premium listed in the conditional receipt attached to the application, and we deliver the conditional receipt to you, the insured will have conditional insurance coverage under the terms of the conditional receipt. Because we do not accept initial premiums in advance for Policies with a specified amount in excess of $1,000,000, we do not offer conditional insurance coverage for Policies issued with a specified amount in excess of $1,000,000. Conditional insurance coverage is void if the check or draft you gave us to pay the initial premium is not honored when we first present it for payment.

The aggregate amount of conditional insurance coverage, if any, is the lesser of:	• the amounts applied for under all conditional receipts issued by us; or
• $500,000 of life insurance.

Subject to the conditions and limitations of the conditional receipt, conditional insurance under the terms of the policy applied for may become effective as of the later of:	• the date of application;

•      the date of the last medical examination, test, and other screenings required by us, if any (the “Effective Date”). Such conditional insurance will take effect as of the Effective Date, so long as all of the following requirements are met:

1.      Each person proposed to be insured is found to have been insurable as of the Effective Date, exactly as applied for in accordance with our underwriting rules and standards, without any modifications as to plan, amount, or premium rate;

2. As of the Effective Date, all statements and answers given in the application must be true;

3.      The payment made with the application must not be less than the full initial premium for the mode of payment chosen in the application and must be received at our office within the lifetime of the proposed insured;

4.      All medical examinations, tests, and other screenings required of the proposed insured by us are completed and the results received at our office within 60 days of the date the application was completed; and

5. All parts of the application, any supplemental application, questionnaires, addendum and/or amendment to the application are signed and received at our office.

Any conditional life insurance coverage terminates on the earliest of:	a. 60 days from the date the application was signed;
b. the date we either mail notice to the applicant of the rejection of the application and/or mail a refund of any amounts paid with the application;

c. when the insurance applied for goes into effect under the terms of the Policy applied for; or

d. the date we offer to provide insurance on terms that differ from the insurance for which you have applied.

Special limitations of the conditional receipt:	• the conditional receipt is not valid unless:

• all blanks in the conditional receipt are completed; and

• the Receipt is signed by an agent or authorized Company representative.

Other limitations:	• There is no conditional receipt coverage for riders or any additional benefits, if any, for which you may have applied.

• If one or more of the Receipt’s conditions have not been met exactly, or if a proposed insured dies by suicide, we will not be liable except to return any payment made with the application.

•      If we do not approve and accept the application within 60 days of the date you signed the application, the application will be deemed to be rejected by us and there will be no conditional insurance coverage. In that case, Western Reserve’s liability will be limited to returning any payment(s) you have made upon return of this Receipt to us.

Full Insurance Coverage and Allocation of Initial Premium. Once we determine that the insured meets our underwriting requirements and you have paid the initial premium, full insurance coverage will begin and we will begin to take the monthly deductions from your net premium. This date is the Policy date. On the Policy date, we will allocate your initial net premium, minus monthly deductions, to the WRL Transamerica Money Market subaccount (or as otherwise mandated by state law). On the record date, which is the date we record your Policy on our books as an in force Policy, we will allocate our cash value from the WRL Transamerica Money Market subaccount to the accounts you elect on our application.

On any day we credit net premiums or transfer cash value to a subaccount, we will convert the dollar amount of the net premium (or transfer) into subaccount units at the unit value for that subaccount, determined at the end of the day on which we receive the premium or transaction request at our office. We will credit amounts to the subaccounts only on a valuation date, that is, on a date the New York Stock Exchange (“NYSE”) is open for trading.

Policy Features

Premiums

Allocating Premiums

You must instruct us on how to allocate your net premium among the subaccounts and the fixed account. The fixed account may not be available in all states to direct or transfer money into. You must follow these guidelines:

•	allocation percentages must be in whole numbers;

•	if you select dollar cost averaging, we may require you to have a minimum of $5,000 in each subaccount from which we will make transfers and you may be required to transfer at least a total of $100 monthly; and

•	if you select asset rebalancing, the cash value of your Policy, if an existing Policy, or your minimum initial premium, if a new Policy, must be at least $5,000.

Currently, you may change the allocation instructions for additional premium payments without charge at any time by writing us or calling us at 1-800-851-9777 Monday - Friday 8:30 a.m. - 7:00 p.m. Eastern time. The change will be effective as of the valuation date on which we receive the change at our office. Upon instructions from you, the registered representative/agent of record for your Policy may also change your allocation instructions for you. The minimum amount you can allocate to a particular subaccount is 1.0% of a net premium payment. We reserve the right to limit the number of premium allocation changes or to charge $25 for each change in excess of one per Policy year quarter.

Whenever you direct money into a subaccount, we will credit your Policy with the number of units for that subaccount that can be bought for the dollar payment. Premium payments received at our office before the NYSE closes are priced using the unit value determined at the closing of the regular business session of the NYSE (usually at 4:00 p.m. Eastern time). If we receive a premium payment at our office after the NYSE closes, we will process the order using the subaccount unit value determined at the close of the next regular session of the NYSE. We will credit amounts to the subaccounts only on a valuation date, that is, on a date the NYSE is open for trading. Your cash value will vary with the investment experience of the subaccounts in which you invest. You bear the investment risk for amounts you allocate to the subaccounts.

You should periodically review how your cash value is allocated among the subaccounts and the fixed account because market conditions and your overall financial objectives may change.

Premium Flexibility

You generally have flexibility to determine the frequency and the amount of the premiums you pay. Unlike conventional insurance policies, you do not have to pay your premiums according to a rigid and inflexible premium schedule. Before we issue the Policy to you, we may require you to pay a premium at least equal to a minimum monthly guarantee premium set forth in your Policy. Thereafter (subject to the limitations described below), you may make unscheduled premium payments at any time and in any amount over $84. Under some circumstances, you may be required to pay extra premiums to prevent a lapse. Your minimum monthly guarantee premium may change if you request a change in your Policy. If this happens, we will notify you of the new minimum monthly guarantee premium.

Planned Periodic Payments

You will determine a planned periodic payment schedule, which allows you to pay level premiums at fixed intervals over a specified period of time. You are not required to pay premiums according to this schedule. You may change the amount, frequency, and the time period over which you make your planned periodic payments. Please be sure to notify us or your agent/registered representative of any address changes so that we may be able to keep your current address on record.

Even if you make your planned periodic payments on schedule, your Policy may still lapse. The duration of your Policy depends on the Policy’s net surrender value. If the net surrender value is not high enough to pay the monthly deduction when due (and your no lapse period has expired) then your Policy will lapse (unless you make the payment we specify during the 61-day grace period).

Minimum Monthly Guarantee Premium

The full initial premium is the only premium you are required to pay under the Policy. However, you greatly increase your risk of lapse if you do not regularly pay premiums at least as large as the current minimum monthly guarantee premium.

Until the no lapse date shown on your Policy schedule page, we guarantee that your Policy will not lapse, so long as on any Monthiversary you have paid total premiums (minus any cash withdrawals, minus any outstanding loan amount, and minus any pro rata decrease charge) that equal or exceed the sum of the minimum monthly guarantee premiums for each month from the Policy date up to and including the current month. If you take a cash withdrawal, a loan, or if you decrease your specified amount or if you add, increase or decrease a rider, you may need to pay additional premiums in order to keep the no lapse period guarantee in effect.

The initial minimum monthly guarantee premium is shown on your Policy’s schedule page, and depends on a number of factors, including the age, gender, rate class of the insured, and the specified amount requested. We will adjust the minimum monthly guarantee premium if you change death benefit options, decrease the specified amount, or if any of the riders are added, increased or decreased. We will notify you of the new minimum monthly guarantee premium.

No Lapse Period

Until the no lapse date shown on your Policy schedule page, your Policy will remain in force and no grace period will begin, even if your net surrender value is too low to pay the monthly deduction, so long as:

•	the total amount of the premiums you paid (minus any cash withdrawals, minus any outstanding loan amount, and minus any pro rata decrease charge) equals or exceeds:

•	the sum of the minimum monthly guarantee premium in effect for each month from the Policy date up to and including the current month.

After the no lapse period ends, paying the current minimum monthly guarantee premium each month will not necessarily keep your Policy in force. You may need to pay additional premiums to keep the Policy in force.

Premium Limitations

Premium payments must be at least $84 ($1,000 if by wire). We may return premiums less than $84. We will not allow you to make any premium payments that would cause the total amount of the premiums you pay to exceed the current maximum premium limitations, if applicable, by which the Policy qualifies as life insurance under federal tax laws. This maximum is set forth in your Policy. If you make a payment that would cause your total premiums to be greater than the maximum premium limitations, we will return the excess portion of the premium payment. We will not permit you to make additional premium payments until they are allowed by the maximum premium limitations. In addition, we reserve the right to refund a premium if the premium would increase the death benefit by more than the amount of the premium.

Making Premium Payments

We will consider any payments you make to be premium payments, unless you clearly mark them as loan repayments. We will deduct certain charges from your premium payments. We will accept premium payments by wire transfer.

If you wish to make payments by wire transfer, you should contact our Call Center at 1-800-851-9777 for instructions on wiring federal funds to us.

Tax-Free Exchanges (“1035 Exchanges”). We will accept part or all of your initial premium from one or more contracts insuring the same insured that qualify for tax-free exchanges under Section 1035 of the Internal Revenue Code. If you contemplate such an exchange, you should consult a competent tax advisor to learn the potential tax effects of such a transaction.

Subject to our underwriting requirements, we will permit you to make one additional cash payment within three business days of receipt at our office of the proceeds from the 1035 Exchange before we finalize your Policy’s specified amount.

Transfers

General

You or your registered representative of record may make transfers among the subaccounts or from the subaccounts to the fixed account. You will be bound by any transfers made by your registered representative. We determine the amount you have available for transfers at the end of the valuation period when we receive your transfer request at our office. We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit. The following features apply to transfers under the Policy:

•	The Policy allows transfer of the greater of up to 25% the amount in the fixed account, or the amount transferred in the previous Policy year. Currently, we do not, but reserve the right to, limit the number of transfers out of the fixed account to one per Policy year. If we modify or stop this current practice, we will notify you.

•	You currently may request transfers in writing (in a form we accept), by fax, by telephone to our office or electronically through our website (www.westernreserve.com).

•	There is no minimum amount that must be transferred.

•	There is no minimum amount that must remain in a subaccount after a transfer.

•	We may deduct a $10 charge from the amount transferred for each transfer in excess of 12 transfers in a Policy year.

•	We consider all transfers made in any one day to be a single transfer.

•	Transfers resulting from loans or the exercise of conversion rights, or due to reallocation of cash value immediately after the record date, are currently not treated as transfers for the purpose of the transfer charge.

•	Transfers via the Internet are not treated as transfers for the purpose of the transfer charge.

•	Transfers under dollar cost averaging and asset rebalancing are treated as transfers for purposes of the transfer charge.

•	Transfers between any AVIT subaccount and any Series Fund or Fidelity VIP Fund subaccount will be processed only if you send us a written request through standard United States Postal Service First Class mail delivery, with an original signature authorizing each transfer. Transfer requests received via overnight or priority delivery service will be returned to you.

We will process any transfer order we receive at our office before the NYSE closes (usually 4:00 p.m. Eastern time) using the subaccount unit value determined at the end of that session of the NYSE. If we receive the transfer order at our office after the NYSE closes, we will process the order using the subaccount unit value determined at the close of the next regular business session of the NYSE.

Disruptive Trading And Market Timing

The following policy against market timing and the related procedures do not apply to the Access Variable Insurance Trust (AVIT) subaccounts because the corresponding portfolios are specifically designed for frequent transfer activity. If you invest in the AVIT subaccounts, you should be aware that you may bear the costs and increased risks of frequent transfers discussed below.

Statement of Policy. This variable insurance Policy was not designed for the use of market timers or other investors who make programmed, large, frequent, or short-term transfers. Such transfers may be disruptive to the underlying fund portfolios and increase transaction costs.

Market timing and other programmed, large, frequent, or short-term transfers among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policyowners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2) an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3) increased brokerage and administrative expenses.

These costs are borne by all policyowners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and other transfers and we do not make special arrangements or grant exceptions to accommodate market timing or other potentially disruptive or harmful trading. As discussed herein, we cannot detect or deter all market timing or other potentially disruptive trading. Do not invest with us (except in the AVIT subaccounts as discussed above) if you intend to conduct market timing or other potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from programmed, large, frequent, or short-term transfers among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or other disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by standard United States Postal Service First Class mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order, or (3) because of a history of large or frequent transfers. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policyowners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your policy to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•	expressly limit the number or size of transfers in a given period; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period), it is likely that some level of market timing will occur before it is detected and steps taken to deter it (although some level of market timing can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that, some level of market timing will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or other disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter frequent or harmful transfers by such policyowners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or other disruptive trading may be limited by provisions of the variable insurance product.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter market timing or other harmful trading that may adversely affect other policyowners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in frequent transfer activity among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance policies to discourage market timing and other programmed, large, frequent, or short-term transfers. Policyowners should be aware that we may not have the contractual ability or the operational capacity to monitor policyowners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policyowners and other persons who have material rights under our variable insurance products should assume that the sole protection they may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing or other disruptive trading.

Omnibus Order. Policyowners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and other programmed, large, frequent, or short-term transfers, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

AVIT Subaccounts. The restrictions above do not apply to AVIT subaccounts. However, you may only transfer between AVIT subaccounts and non-AVIT subaccounts by sending us your written request, with original signature authorizing each transfer, through standard United States Postal Service First Class mail (no expedited transfers). Transfers that involve only the AVIT subaccounts may generally use expedited transfer privileges.

Telephone Privileges. Telephone transfer privileges will automatically apply to your Policy unless you provide other instructions. The telephone transfer privileges allow you to give authority to the registered representative or agent of record for your Policy to make telephone transfers and to change the allocation of future payments among the subaccounts and the fixed account on your behalf according to your instructions. To make a telephone transfer, you may call us at 1-800-851-9777 Monday - Friday 8:30 a.m. - 7:00 p.m. Eastern time, or fax your instructions to 727-299-1620.

Please note the following regarding telephone, Internet or fax transfers:

•	We will employ reasonable procedures to confirm that telephone instructions are genuine.

•	If we follow these procedures, we are not liable for any loss, damage, cost or expense from complying with telephone instructions we reasonably believe to be authentic. You bear the risk of any such loss.

•	If we do not employ reasonable confirmation procedures, we may be liable for losses due to unauthorized or fraudulent instructions.

•	Such procedures may include requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of transactions to owners, and/or tape recording telephone instructions received from owners.

•	We may also require written confirmation of your order.

•	If you do not want the ability to make telephone transfers, you should notify us in writing at our office.

•	We will not be responsible for same-day processing of transfers if faxed to a number other than 727-299-1620.

•	We will not be responsible for any transmittal problems when you fax us your order unless you report it to us within five business days and send us proof of your fax transmittal. We may discontinue this option at any time.

We cannot guarantee that telephone and faxed transactions will always be available. For example, our offices may be closed during severe weather emergencies or there may be interruptions in telephone or fax service beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.

Online transactions processed via the Internet may not always be possible. Telephone and computer systems, whether yours, your Internet service provider’s, your agent’s or Western Reserve’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make your request or inquiry in writing. You should protect your personal identification number (PIN) because self-service options will be available to your agent of record and to anyone who provides your PIN. We will not be able to verify that the person using your PIN and providing instructions online is you or one authorized by you.

Fixed Account Transfers

Currently, we do not, but reserve the right to, limit the number of transfers out of the fixed account to one per Policy year. If we change this, we will notify you. This current restriction does not apply if you have selected dollar cost averaging.

We reserve the right to limit the maximum amount you may transfer from the fixed account to the greater of:

•	25% of the amount in the fixed account; or

•	the amount you transferred from the fixed account in the immediately preceding Policy year.

We will make the transfer at the end of the valuation date on which we receive the request. We reserve the right to require that you make the transfer request in writing and that we receive the written transfer request no later than 30 days after a Policy anniversary. Transfers from the fixed account are not available through the Internet.

Except when used to pay premiums, we also may defer payment of any amounts from the fixed account for no longer than six months after we receive such written notice.

New Jersey: If your Policy was issued in the State of New Jersey, the fixed account is not available to you. You may not direct or transfer any money to the fixed account.

Conversion Rights

If, within 24 months of your Policy date, you transfer all of your subaccount values to the fixed account, then we will not charge you a transfer fee, even if applicable. You must make your request in writing to our office.

Dollar Cost Averaging

Dollar cost averaging is an investment strategy designed to reduce the average purchase price per unit. The strategy spreads the allocation of your premium into the subaccounts over a period of time. This potentially allows you to reduce the risk of investing most of your premium into the subaccounts at a time when prices are high. The success of this strategy is not assured and depends on market trends. You should consider carefully your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high. We make no guarantee that dollar cost averaging will result in a profit or protect you against loss.

Under dollar cost averaging, we automatically transfer a set dollar amount from the WRL Transamerica Money Market subaccount, the WRL AEGON Bond subaccount or the fixed account to a subaccount that you choose. Dollar cost averaging is not available with the AVIT subaccounts. We will make the transfers monthly as of the end of the valuation date after the first Monthiversary after the record date. We will make the first transfer in the month after we receive your request at our office, provided that we receive the form by the 25th day of the month.

To start dollar cost averaging:	• you must submit a completed form signed by the owner to us at our office requesting dollar cost averaging;

• you may be required to have at least $5,000 in each account from which we will make transfers;

• your total transfers each month under dollar cost averaging may be limited to a minimum of $100; and

• each month, you may not transfer more than one-tenth of the amount that was in your fixed account at the beginning of dollar cost averaging.

You may request dollar cost averaging at any time. There is no charge for dollar cost averaging. However, each transfer under dollar cost averaging counts towards your 12 free transfers each year.

Dollar cost averaging will terminate if:	• we receive your request to cancel your participation;

• the value in the accounts from which we make the transfers is depleted;

• you elect to participate in the asset rebalancing program; or

• you elect to participate in any asset allocation services provided by a third party.

We may modify, suspend, or discontinue dollar cost averaging at any time.

Asset Rebalancing Program

We also offer an asset rebalancing program under which you may transfer amounts periodically to maintain a particular percentage allocation among the subaccounts you have selected. Asset rebalancing is not available with the AVIT subaccounts or the fixed account. Cash value allocated to each subaccount will grow or decline in value at different rates. The asset rebalancing program automatically reallocates the cash value in the subaccounts at the end of each period to match your Policy’s currently effective premium allocation schedule. Cash value in the fixed account and the dollar cost averaging program is not available for this program. This program does not guarantee gains. A subaccount may still have losses.

You may elect asset rebalancing to occur on each quarterly, semi-annual or annual anniversary of the Policy date. Once we receive the asset rebalancing request form at our office, we will effect the initial rebalancing of cash value on the next such anniversary, in accordance with the Policy’s current premium allocation schedule. You may modify your allocations quarterly. We will credit the amounts transferred at the unit value next determined on the dates the transfers are made. If a day on which rebalancing would ordinarily occur falls on a day on which the NYSE is closed, rebalancing will occur on the next day that the NYSE is open.

To start asset rebalancing:	• you must submit a completed asset rebalancing request form to us at our office before the maturity date; and

• you may be required to have a minimum cash value of $5,000 or make a $5,000 initial premium payment.

There is no charge for the asset rebalancing program. However, each reallocation we make under the program counts towards your 12 free transfers each year.

Asset rebalancing will cease if:	• you elect to participate in the dollar cost averaging program;

• we receive your request to discontinue participation at our office;

• you make any transfer to or from any subaccount other than under a scheduled rebalancing; or

• you elect to participate in any asset allocation services provided by a third party.

You may start and stop participation in the asset rebalancing program at any time; but we restrict your right to re-enter the program to once each Policy year. If you wish to resume the asset rebalancing program, you must complete a new request form. We may modify, suspend, or discontinue the asset rebalancing program at any time.

Third Party Asset Allocation Services

We may provide administrative or other support services to independent third parties you authorize to conduct transfers on your behalf, or who provide recommendations as to how your subaccount values should be allocated. This includes, but is not limited to, transferring subaccount values among subaccounts in accordance with various investment allocation strategies that these third parties employ. These independent third parties may or may not be appointed as agents of Western Reserve or registered representatives of the broker-dealer through which the Policy is sold. Western Reserve does not engage any third parties to offer investment allocation services of any type, so that persons or firms offering such services do so independent from any agency relationship they may have with Western Reserve for the sale of Policies. Western Reserve therefore takes no responsibility for the investment allocations and transfers transacted on your behalf by such third parties or any investment allocation recommendations made by such parties. Western Reserve does not currently charge you any additional fees for providing these support services. Western Reserve reserves the right to discontinue providing administrative and support services to owners utilizing independent third parties who provide investment allocation and transfer recommendations.

Policy Values

Cash Value

•	Varies from day to day, depending on the investment experience of the subaccounts you choose, the interest credited to the fixed account, the charges deducted and any other Policy transactions (such as additional premium payments, transfers, withdrawals and Policy loans).

•	Serves as the starting point for calculating values under a Policy.

•	Equals the sum of all values in each subaccount and the fixed account.

•	Is determined on the Policy date and on each valuation date.

•	Has no guaranteed minimum amount and may be more or less than premiums paid.

•	Includes any amounts held in the fixed account to secure any outstanding Policy loan.

Net Surrender Value

The net surrender value is the amount we pay when you surrender your Policy. We determine the net surrender value at the end of the valuation period when we receive your written surrender request at our office.

Net surrender value on any valuation date equals:	• the cash value as of such date; minus
• any surrender charge as of such date; minus

• any outstanding Policy loan amount(s); plus

• any interest you paid in advance on the loan(s) for the period between the date of the surrender and the next Policy anniversary.

Subaccount Value

Each subaccount’s value is the cash value in that subaccount. At the end of any valuation period, the subaccount’s value is equal to the number of units that the Policy has in the subaccount, multiplied by the unit value of that subaccount.

The number of units in any subaccount on any valuation date equals:	• the initial units purchased at unit value on the record date; plus

• units purchased with additional net premium(s); plus

• units purchased via transfers from another subaccount or the fixed account; minus

• units redeemed to pay for monthly deductions; minus

• units redeemed to pay for cash withdrawals; minus

• units redeemed as part of a transfer to another subaccount or the fixed account (including the loan reserve account); minus

• units redeemed to pay pro rata decrease charge and transfer charges.

Every time you allocate, transfer or withdraw money to or from a subaccount, we convert that dollar amount into units. We determine the number of units we credit to, or subtract from, your Policy by dividing the dollar amount of the allocation, transfer or cash withdrawal by the unit value for that subaccount next determined at the end of the valuation period on which the premium allocation, transfer request or cash withdrawal request is received at our office.

Subaccount Unit Value

The value (or price) of each subaccount unit will reflect the investment performance of the portfolio in which the subaccount invests. Unit values will vary among subaccounts. The unit value of each subaccount was originally established at $10 per unit. The unit value may increase or decrease from one valuation period to the next.

The unit value of any subaccount at the end of a valuation period is calculated as:

•      the total value of the portfolio shares held in the subaccount, including the value of any dividends or capital gains distribution declared and reinvested by the portfolio during the valuation period. This value is determined by multiplying the number of portfolio shares owned by the subaccount by the portfolio’s net asset value per share determined at the end of the valuation period; minus

• a charge equal to the daily net assets of the subaccount multiplied by the daily equivalent of the mortality and expense risk charge; minus

• the accrued amount of reserve for any taxes or other economic burden resulting from applying tax laws that we determine to be properly attributable to the subaccount; and the result divided by

• the number of outstanding units in the subaccount before the purchase or redemption of any units on that date.

The portfolio in which any subaccount invests will determine its net asset value per share once daily, as of the close of the regular business session of the NYSE (usually 4:00 p.m. Eastern time) except on customary national holidays on which the NYSE is closed, which coincides with the end of each valuation period.

Fixed Account Value

On the record date, the fixed account value is equal to the cash value allocated to the fixed account from the WRL Transamerica Money Market subaccount.

The fixed account value at the end of any valuation period is equal to:	• the sum of net premium(s) allocated to the fixed account; plus
• any amounts transferred from a subaccount to the fixed account (including amounts transferred to the loan reserve account); plus

• total interest credited to the fixed account; minus

• amounts charged to pay for monthly deductions; minus

• amounts withdrawn or surrendered from the fixed account to pay for cash withdrawals; minus

• amounts transferred from the fixed account (including amounts transferred from the loan reserve account) to a subaccount; minus

• amounts withdrawn from the fixed account to pay any pro rata decrease charge incurred due to a decrease in specified amount.

New Jersey: If your Policy was issued in the State of New Jersey, the fixed account value at the end of any valuation period is equal to:

•	any amounts transferred from a subaccount to the fixed account to establish a loan reserve account; plus

•	total interest credited to the fixed account.

Death Benefit

Death Benefit Proceeds

As long as the Policy is in force, we will determine the amount of and pay the death benefit proceeds on an individual Policy upon receipt at our office of satisfactory proof of the insured’s death, plus written direction (from each eligible recipient of death benefit proceeds) regarding how to pay the death benefit payment, and any other documents, forms and information we need. We may require return of the Policy. We will pay the death benefit proceeds to the primary beneficiary(ies), if living, or to a contingent beneficiary. If each beneficiary dies before the insured and there is no contingent beneficiary, we will pay the death benefit proceeds to the owner or the owner’s estate. We will pay the death benefit proceeds in a lump sum or under a payment option.

Death benefit proceeds equal:	• the death benefit (described below); minus

• any monthly deductions due during the grace period (if applicable); minus

• any outstanding loan amount; plus

• any additional insurance in force provided by rider; plus

• any interest you paid in advance on the loan(s) for the period between the date of death and the next Policy anniversary.

We may further adjust the amount of the death benefit proceeds if we contest the Policy or if you misstate the insured’s age or gender.

Death Benefit

The Policy provides a death benefit. The death benefit is determined at the end of the valuation period in which the insured dies. You must select one of the two death benefit options we offer in your application. If you do not choose a death benefit option in the application, the Option A death benefit option will automatically be in effect.

No matter which death benefit option you choose, we guarantee that, so long as the Policy does not lapse, the death benefit will never be less than the specified amount on the date of the insured’s death.

Death benefit Option A equals the greater of:	• the current specified amount; or

• a specified percentage called the “limitation percentage,” multiplied by

• the cash value on the insured’s date of death.

Under Option A, your death benefit remains level unless the limitation percentage multiplied by the cash value is greater than the specified amount; then the death benefit will vary as the cash value varies.

The limitation percentage is the minimum percentage of cash value we must pay as the death benefit under federal tax requirements. It is based on the attained age of the insured at the beginning of each Policy year. The following table indicates the limitation percentages for different ages:

Attained Age	Limitation Percentage
40 and under	250%
41 to 45	250% minus 7% for each age over age 40
46 to 50	215% minus 6% for each age over age 45
51 to 55	185% minus 7% for each age over age 50
56 to 60	150% minus 4% for each age over age 55
61 to 65	130% minus 2% for each age over age 60
66 to 70	120% minus 1% for each age over age 65
71 to 75	115% minus 2% for each age over age 70
76 to 90	105%
91 to 95	105% minus 1% for each age over age 90
96 and older	100%

If the federal tax code requires us to determine the death benefit by reference to these limitation percentages, the Policy is described as “in the corridor.” An increase in the cash value will increase our risk, and we will increase the cost of insurance we deduct from the cash value.

Option A Illustration. Assume that the insured’s attained age is under 40, there have been no withdrawals or decreases in specified amount, and that there are no outstanding loans. Under Option A, a Policy with a $500,000 specified amount will generally pay $500,000 in death benefits. However, because the death benefit must be equal to or be greater than 250% of cash value, any time the cash value of the Policy exceeds $200,000, the death benefit will exceed the $500,000 specified amount. Each additional dollar added to the cash value above $200,000 will increase the death benefit by $2.50.

Similarly, so long as the cash value exceeds $200,000, each dollar taken out of the cash value will reduce the death benefit by $2.50. If at any time the cash value multiplied by the limitation percentage is less than the specified amount, the death benefit will equal the specified amount of the Policy reduced by the dollar value of any cash withdrawals.

Death benefit Option B equals the greater of:	• the current specified amount; plus

• the cash value on the insured’s date of death; or

• the limitation percentage multiplied by

• the cash value on the insured’s date of death.

Under Option B, the death benefit always varies as the cash value varies.

Option B Illustration. Assume that the insured’s attained age is under 40 and that there are no outstanding loans. Under Option B, a Policy with a specified amount of $500,000 will generally pay a death benefit of $500,000 plus cash value. Thus, a Policy with a cash value of $100,000 will have a death benefit of $600,000 ($500,000 + $100,000). The death benefit, however, must be at least 250% of cash value. As a result, if the cash value of the

Policy exceeds $333,333, the death benefit will be greater than the specified amount plus cash value. (The figure of $333,333 is derived by solving for cash value in the following calculation: $500,000 plus cash value = 250% multiplied by cash value.) Each additional dollar of cash value above $333,333 will increase the death benefit by $2.50.

Similarly, any time cash value exceeds $333,333, each dollar taken out of cash value will reduce the death benefit by $2.50. If at any time, cash value multiplied by the limitation percentage is less than the specified amount plus the cash value, then the death benefit will be the specified amount plus the cash value of the Policy.

Effect of Cash Withdrawals on the Death Benefit

If you choose Option A, a cash withdrawal will reduce the specified amount by an amount equal to the amount of the cash withdrawal. We will not impose a pro rata decrease charge when the specified amount is decreased as a result of taking a cash withdrawal. Regardless of the death benefit option you choose, a cash withdrawal will reduce the death benefit by at least the amount of the withdrawal.

Choosing Death Benefit Options

You must choose one death benefit option on your application. This is an important decision. The death benefit option you choose will have an impact on the dollar value of the death benefit, on your cash value, and on the amount of cost of insurance charges you pay.

If you do not select a death benefit option on your application, we will assume you selected death benefit Option A and will ask you to confirm the selection of Option A in writing or choose one of the other death benefit options.

You may find Option A more suitable for you if your goal is to increase your cash value through positive investment experience. You may find Option B more suitable if your goal is to increase your total death benefit.

Changing the Death Benefit Option

After the third Policy year, you may change your death benefit option once each Policy year if you have not decreased the specified amount that year. We will notify you of the new specified amount.

•	You must send your written request to our office.

•	The effective date of the change will be the Monthiversary on or following the date when we receive your request for a change.

•	You may not make a change that would decrease the specified amount below the minimum specified amount shown on your Policy schedule page.

•	There may be adverse federal tax consequences. You should consult a tax advisor before changing your Policy’s death benefit option.

If you change your death benefit option from Option B to Option A, we will make the specified amount after the change equal to the specified amount prior to the change, plus your Policy’s cash value on the effective date of the change. If you change your death benefit option from Option A to Option B, we will make the specified amount after the change equal to the specified amount before the change, minus the cash value on the effective date of the change. We will notify you of the new specified amount.

Decreasing the Specified Amount

After the Policy has been in force for three years, you may decrease the specified amount once each Policy year if you have not changed the death benefit option that year. A decrease in the specified amount will affect your cost of insurance charge and your minimum monthly guarantee premium, and may have adverse federal tax consequences. You should consult a tax advisor before decreasing your Policy’s specified amount.

Conditions for and impact of decreasing the specified amount:	• you must send your written request to our office;
• you may not change your death benefit option or in the same Policy year that you decrease your specified amount;

• you may not decrease your specified amount lower than the minimum specified amount shown on your Policy schedule page;

• you may not decrease your specified amount if it would disqualify your Policy as life insurance under the Internal Revenue Code;

• we may limit the amount of the decrease to no more than 20% of the specified amount;

• a decrease in specified amount will take effect on the Monthiversary on or after we receive your written request; and

• we will assess a pro rata decrease charge against the cash value if you request a decrease in your specified amount within the first 15 Policy years.

No Increases in the Specified Amount

We do not allow increases in the specified amount. If you want additional insurance, you may purchase a term rider (PIR or PIR Plus) or purchase an additional policy(ies) naming the same owner. We may waive the Policy charge at issue on these additional policies.

Payment Options

There are several ways of receiving proceeds under the death benefit and surrender provisions of the Policy, other than in a lump sum. These are described under “Settlement Options” in your Policy and in the SAI.

Surrenders and Cash Withdrawals

Surrenders

You must make a written request containing an original signature to surrender your Policy for its net surrender value as calculated at the end of the valuation date on which we receive your request at our office. The insured must be alive, the Policy must be in force, and it must be before the maturity date when you make your written request. A surrender is effective as of the date when we receive your written request. You will incur a surrender charge if you surrender the Policy during the first 15 Policy years. Written requests to surrender a Policy that are received at our office before the NYSE closes are priced using the subaccount unit value determined at the close of that regular business session of the NYSE (usually 4:00 p.m. Eastern time). If we receive a written request at our office after the NYSE closes, we will process the surrender request using the subaccount unit value determined at the close of the next regular business session of the NYSE.

Once you surrender your Policy, all coverage and other benefits under it cease and cannot be reinstated. We will normally pay you the net surrender value in a lump sum within seven days or under a settlement option. A surrender may have tax consequences. See Federal Income Tax Considerations.

Cash Withdrawals

After the first Policy year, you may request a cash withdrawal of a portion of your cash value subject to certain conditions.

Cash withdrawal conditions:	• You must send your written cash withdrawal request with an original signature to our office. You may also fax your withdrawal request to us if it is less than $50,000 at 727-299-1620.

• We only allow one cash withdrawal per Policy year.

•      We may limit the amount you can withdraw to at least $500, and to no more than 10% of the net surrender value. We currently intend to limit the amount you can withdraw to 25% of the net surrender value after the 10th Policy year.

• You may not take a cash withdrawal if it will reduce the specified amount below the minimum specified amount set forth in the Policy.

•      You may specify the subaccount(s) and the fixed account from which to make the withdrawal. If you do not specify an account, we will take the withdrawal from each account in accordance with your current premium allocation instructions.

• We generally will pay a cash withdrawal request within seven days following the valuation date we receive the request at our office.

• We will deduct a processing fee equal to $25 or 2% of the amount you withdraw, whichever is less. We deduct this amount from the withdrawal, and we pay you the balance.

• You may not take a cash withdrawal that would disqualify your Policy as life insurance under the Internal Revenue Code.

• A cash withdrawal may have tax consequences.

A cash withdrawal will reduce the cash value by the amount of the cash withdrawal, and will reduce the death benefit by at least the amount of the cash withdrawal. When death benefit Option A is in effect, a cash withdrawal will reduce the specified amount by an amount equal to the amount of the cash withdrawal. You also may have to pay higher minimum monthly guarantee premiums. We will not impose a pro rata decrease charge when the specified amount is decreased as a result of taking a cash withdrawal.

When we incur extraordinary expenses, such as overnight mail expenses or wire service fees, for expediting delivery of your partial withdrawal or complete surrender payment, we will deduct that charge from the payment. We currently charge $20 for an overnight delivery ($30 for Saturday delivery) and $25 for wire service. You can obtain further information about these charges by contacting our office.

Canceling a Policy

You may cancel a Policy for a refund during the “free-look period” by returning it with a written request to cancel the Policy, to our office, to one of our branch offices or to the agent who sold you the Policy. The free-look period expires 10 days after you receive the Policy. In some states you may have more than 10 days. If you decide to cancel the Policy during the free-look period, we will treat the Policy as if it had never been issued. We will pay the refund within seven days after we receive the returned Policy at our office. The amount of the refund will be:

•	any charges and taxes we deduct from your premiums; plus

•	any monthly deductions or other charges we deducted from amounts you allocated to the subaccounts and the fixed account; plus

•	your cash value in the subaccounts and the fixed account on the date we (or our agent) receive the returned Policy at our office.

Some states may require us to refund all of the premiums you paid for the Policy. In addition, some states may require us to allocate premium according to a policyowner’s instructions during the “free-look period.”

Loans

General

After the first Policy year (as long as the Policy is in force) you may borrow money from us using the Policy as the only security for the loan. We may permit a loan prior to the first anniversary for Policies issued pursuant to 1035 Exchanges. A loan that is taken from, or secured by, a Policy may have tax consequences. See Federal Income Tax Considerations.

Policy loans are subject to certain conditions:	• we may require you to borrow at least $500; and
• the maximum amount you may borrow is 90% of the cash value, minus any surrender charge and minus any outstanding loan amount.

When you take a loan, we will withdraw an amount equal to the requested loan plus interest in advance until the next Policy anniversary from each of the subaccounts and the fixed account based on your current premium allocation instructions (unless you specify otherwise). We will transfer that amount to the loan reserve account. The loan reserve is the portion of the fixed account to which amounts are transferred as collateral for a Policy loan.

We normally pay the amount of the loan within seven days after we receive a proper loan request at our office. We may postpone payment of loans under certain conditions.

You may request a loan by telephone by calling us at 1-800-851-9777 Monday—Friday 8:30 a.m.—7:00 p.m. Eastern time. If the loan amount you request exceeds $50,000 or if the address of record has been changed within the past 10 days, we may reject your request or require a signature guarantee. If you do not want the ability to request a loan by telephone, you should notify us in writing at our office. You will be required to provide certain information for identification purposes when you request a loan by telephone. We may ask you to provide us with written confirmation of your request. We will not be liable for processing a loan request if we believe the request is genuine.

You may also fax your loan request to us at 727-299-1620. We will not be responsible for any transmittal problems when you fax your request unless you report it to us within five business days and send us proof of your fax transmittal.

You can repay a loan at any time while the Policy is in force. Loan repayments must be sent to our office and will be credited as of the date received. We will consider any payments you make on the Policy to be premium payments unless the payments are clearly specified as loan repayments. Because we do not apply the premium expense charge to loan repayments, it is very important that you indicate clearly if your payment is intended to repay all or part of a loan.

At each Policy anniversary, we will compare the outstanding loan amount to the amount in the loan reserve account. We will also make this comparison any time you repay all or part of the loan, or make a request to borrow an additional amount. At each such time, if the outstanding loan amount exceeds the amount in the loan reserve account, we will withdraw the difference from the subaccounts and the fixed account and transfer it to the loan reserve account, in the same manner as when a loan is made. If the amount in the loan reserve account exceeds the amount of the outstanding loan, we will withdraw the difference from the loan reserve account and transfer it to the subaccounts and the fixed account in the same manner as current premiums are allocated. No charge will be imposed for these transfers, and these transfers are not treated as transfers in calculating the transfer charge. We reserve the right to require a transfer to the fixed account if the loans were originally transferred from the fixed account.

Interest Rate Charged

We will charge you an annual interest rate on a Policy loan equal to 5.2% in advance (approximately equal to an effective annual rate of 5.49%). Loan interest that is unpaid when due will be added to the amount of the loan on each Policy anniversary and will bear interest at the same rate.

Loan Reserve Account Interest Rate Credited

We will credit the amount in the loan reserve account with interest at an effective annual rate of at least 4.0%. We may credit a higher rate, but we are not obligated to do so.

•	We currently credit interest at an effective annual rate of 4.75% on amounts you borrow during the first ten Policy years.

•	After the tenth Policy year, on all amounts that you have borrowed, we currently credit interest to part of the cash value in excess of the premiums paid less withdrawals at an interest rate equal to the interest rate we charge on the total loan. The remaining portion, equal to the cost basis, is currently credited an effective annual rate of 4.75%.

Effect of Policy Loans

A Policy loan reduces the death benefit proceeds and net surrender value by the amount of any outstanding loan amount. Repaying the loan causes the death benefit proceeds and net surrender value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan plus interest charged in advance until the next Policy anniversary in the loan reserve account. This amount is not affected by the separate account’s investment performance and may not be credited with the interest rates accruing on the unloaned portion of the fixed account. Amounts transferred from the separate account to the loan reserve account will affect the value in the separate account because we credit such amounts with an interest rate declared by us rather than a rate of return reflecting the investment results of the separate account.

We also charge interest on Policy loans at an effective new annual rate of 5.5%. Because interest is added to the amount of the Policy loan to be repaid, the size of the loan will constantly increase unless the Policy loan is repaid.

There are risks involved in taking a Policy loan, including the potential for a Policy to lapse if projected earnings, taking into account outstanding loans, are not achieved. A Policy loan may also have possible adverse tax consequences. You should consult a tax advisor before taking out a Policy loan.

We will notify you (and any assignee of record) if the sum of your loan amount plus any interest you owe on the loan is more than the net surrender value. If you do not submit a sufficient payment within 61 days from the date of the notice, your Policy may lapse.

Policy Lapse and Reinstatement

Lapse

Your Policy may not necessarily lapse (terminate without value) if you fail to make a planned periodic payment. However, even if you make all your planned periodic payments, there is no guarantee that your Policy will not lapse. This Policy provides a no lapse period (premium protection period in Illinois). See below. Once your no lapse period ends, your Policy may lapse (terminate without value) if the net surrender value on any Monthiversary is less than the monthly deductions due on that day. Such lapse might occur if unfavorable investment experience, loans and cash withdrawals cause a decrease in the net surrender value, or you have not paid sufficient premiums as discussed below to offset the monthly deductions.

If the net surrender value is not enough to pay the monthly deductions, we will mail a notice to your last known address and any assignee of record. The notice will specify the minimum payment you must pay and the final date by which we must receive the payment to prevent a lapse. We generally require that you make the payment within 61 days after the date of the notice. This 61-day period is called the grace period. If we do not receive the specified minimum payment by the end of the grace period, all coverage under the Policy will terminate without value.

No Lapse Period Guarantee

This Policy provides a no lapse period guarantee (premium protection period in Illinois). As long as you keep the no lapse period guarantee in effect, your Policy will not lapse and no grace period will begin. Even if your net surrender value is not enough to pay your monthly deduction, the Policy will not lapse so long as the no lapse period guarantee is in effect. The no lapse period guarantee will not extend beyond the no lapse date stated in your Policy. Each month we determine whether the no lapse period guarantee is still in effect. If the no lapse period guarantee is not in effect and the Policy is still in force, it can be restored by paying sufficient minimum monthly guarantee premiums at any time before the no lapse date.

No lapse period	• For a Policy issued to any insured ages 0-60, the no lapse date is either the anniversary on which the insured’s attained age is 65 or the 10th Policy anniversary, whichever is earlier.

• For a Policy issued to an insured ages 61-80, the no lapse date is the fifth Policy anniversary.

• The no lapse date is specified in your Policy.

Early termination of the no lapse period	• The no lapse period guarantee will not be effective if you do not pay sufficient minimum monthly guarantee premiums.

• You must pay total premiums (minus withdrawals, outstanding loan amounts, and any pro rata decrease charge) that equal at least:

• the sum of the minimum monthly guarantee premiums in effect for each month from the Policy date up to and including the current month.

You will lessen the risk of Policy lapse if you keep the no lapse period guarantee in effect. Before you take a cash withdrawal or a loan or decrease the specified amount or add, increase or decrease a rider you should consider carefully the effect it will have on the no lapse period guarantee.

In addition, if, during the no lapse period, you change death benefit options, decrease the specified amount, or add, increase or decrease a rider, we will adjust the minimum monthly guarantee premium. Depending upon the change made to the Policy or rider and the resulting impact on the level of the minimum monthly guaranteed premium, you may need to pay additional premiums to keep the Policy in force. We will not extend the length of the no lapse period. See Minimum Monthly Guarantee Premium for a discussion of how the minimum monthly guarantee premium is calculated and can change.

Reinstatement

We will reinstate a lapsed Policy within five years after the lapse (and before the maturity date). To reinstate the Policy you must:

•	submit a written application for reinstatement to our office;

•	provide evidence of insurability that is satisfactory to us;

•	make a minimum premium payment sufficient to provide a net premium that is large enough to cover three monthly deductions.

The cash value of the loan reserve on the reinstatement date will be zero. Your net surrender value on the reinstatement date will equal the net premiums you pay at reinstatement, minus one monthly deduction and any surrender charge. The reinstatement date for your Policy will be the Monthiversary on or following the day we approve your application for reinstatement. We may decline a request for reinstatement.

Federal Income Tax Considerations

The following summarizes some of the basic federal income tax considerations associated with a Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Please consult counsel or other qualified tax advisors for more complete information. We base this discussion on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the “IRS”). Federal income tax laws and the current interpretations by the IRS may change.

Tax Status of the Policy

A Policy must satisfy certain requirements set forth in the Internal Revenue Code (the “Code”) in order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that this Policy should generally satisfy the applicable Code requirements. It is also uncertain whether death benefits under policies where the maturity date has been extended will be excludible from the beneficiary’s gross income and whether policy cash value will be deemed to be distributed to you on the original maturity date. Such a deemed distribution may be taxable. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to restrict Policy transactions in order to do so.

In certain circumstances, owners of variable life insurance policies have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their policies due to their ability to exercise investment control over those assets. Where this is the case, the policyowners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Policies, such as your flexibility to allocate premiums and cash values, have not been explicitly addressed in published rulings. We believe that the Policy does not give you investment control over separate account assets.

In addition, the Code requires that the investments of the separate account be “adequately diversified” in order to treat the Policy as a life insurance policy for federal income tax purposes. We intend that the separate account, through the portfolios, will satisfy these diversification requirements.

The following discussion assumes that the Policy will qualify as a life insurance policy for federal income tax purposes.

Tax Treatment of Policy Benefits

In General. We believe that the death benefit under a Policy should be excludible from the beneficiary’s gross income. Federal, state and local transfer, estate and other tax consequences of ownership or receipt of Policy proceeds depend on your circumstances and the beneficiary’s circumstances. A tax advisor should be consulted on these consequences.

Generally, you will not be deemed to be in constructive receipt of the cash value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy (e.g., by assignment), the tax consequences depend on whether the Policy is classified as a “Modified Endowment Contract” (“MEC”). Moreover, if a loan from a Policy that is not a MEC is outstanding when the Policy is canceled or lapses, the amount of outstanding indebtedness will be used to determine the amount distributed and will be taxed accordingly.

Modified Endowment Contracts. Under the Code, certain life insurance policies are classified as MECs and receive less favorable tax treatment than other life insurance policies. The rules are too complex to summarize here, but generally depend on the amount of premiums paid during the first seven Policy years or in the seven Policy years following certain changes in the Policy. Certain changes in the Policy after it is issued could also cause the Policy to be classified as a MEC. Due to the Policy’s flexibility, each Policy’s circumstances will determine whether the Policy is classified as a MEC. Among other things, a reduction in benefits could cause a Policy to become a MEC. If you do not want your Policy to be classified as a MEC, you should consult a tax advisor to determine the circumstances, if any, under which your Policy would or would not be classified as a MEC.

Upon issue of your Policy, we will notify you as to whether or not your Policy is classified as a MEC based on the initial premium we receive. If your Policy is not a MEC at issue, then you will also be notified of the maximum amount of additional premiums you can pay without causing your Policy to be classified as a MEC. If a payment would cause your Policy to become a MEC, you and your agent will be notified. At that time, you will need to notify us if you want to continue your Policy as a MEC. Unless you notify us that you do want to continue your Policy as a MEC, we will refund the dollar amount of the excess premium that would cause the Policy to become a MEC.

Distributions (other than Death Benefits) from MECs. Policies classified as MECs are subject to the following tax rules:

•	All distributions other than death benefits from a MEC, including distributions upon surrender and cash withdrawals, will be treated first as distributions of gain taxable as ordinary income. They will be treated as tax-free recovery of the owner’s investment in the Policy only after all gain has been distributed. Your investment in the Policy is generally your total premium payments. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

•	Loans taken from or secured by (e.g., by assignment) such a Policy are treated as distributions and taxed accordingly. If the Policy is part of a collateral assignment split dollar arrangement, the initial assignment as well as increases in cash value during the assignment may be distributions and taxable.

•	A 10% additional federal income tax is imposed on the amount included in income except where the distribution or loan is made when you have attained age 59 ½ or are disabled, or where the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the beneficiary.

•	If a Policy becomes a MEC, distributions that occur during the Policy year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution from a Policy that is not a MEC at the time when the distribution is made could later become taxable as a distribution from a MEC.

Distributions (other than Death Benefits) from Policies that are not MECs. Distributions from a Policy that is not a MEC are generally treated first as a recovery of your investment in the Policy, and as taxable income after the recovery of all investment in the Policy. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance policy for federal income tax purposes if Policy benefits are reduced during the first 15 Policy years may be treated in whole or in part as ordinary income subject to tax. Distributions from or loans from or secured by a Policy that is not a MEC are not subject to the 10% additional tax.

Policy Loans. Loans from or secured by a Policy that is not a MEC are generally not treated as distributions. Instead, such loans are treated as indebtedness. If a loan from a Policy that is not a MEC is outstanding when the Policy is surrendered or lapses, the amount of the outstanding indebtedness will be taxed as if it were a distribution at that time. The tax consequences associated with Policy loans outstanding after the first 10 Policy years with preferred loan rates are less clear and a tax advisor should be consulted about such loans.

Multiple Policies. All MECs that we issue (or that our affiliates issue) to the same owner during any calendar year are treated as one MEC for purposes of determining the amount includible in the owner’s income when a taxable distribution occurs.

Deductibility of Policy Loan Interest. In general, interest you pay on a loan from a Policy will not be deductible. Before taking out a Policy loan, you should consult a tax advisor as to the tax consequences.

Investment in the Policy. Your investment in the Policy is generally the sum of the premium payments you made. When a distribution from the Policy occurs, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

Withholding. To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient’s federal income tax liability. The federal income tax withholding rate is generally 10% of the taxable amount of the distribution. Withholding applies only if the taxable amount of all distributions are at least $200 during a taxable year. Some states also require withholding for state income taxes. With the exception of amounts that represent eligible rollover distributions from Pension Plans and 403(b) arrangements, which are subject to mandatory withholding of 20% for federal tax, recipients can generally elect, however, not to have tax withheld from distributions. If the taxable distributions are delivered to foreign countries, withholding will apply unless you certify to us that you are not a U.S. person residing abroad. Taxable distributions to non-resident aliens are generally subject to withholding at a 30% rate unless withholding is eliminated under an international treaty with the United States. The payment of death benefits is generally not subject to withholding. The payment of death benefits is generally not subject to withholding. The payment of death benefits is generally not subject to withholding.

Business Uses of the Policy. The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans and business uses of the Policy may vary depending on the particular facts and circumstances of each individual arrangement and business uses of the Policy. Therefore, if you are contemplating using the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax advisor as to tax attributes of the arrangement. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses and the IRS has recently issued new guidelines on split-dollar arrangements. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax advisor.

Alternative Minimum Tax. There also may be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the policyowner is subject to that tax.

Terminal Illness Accelerated Death Benefit Rider. We believe that the single-sum payment we make under this rider should be fully excludible from the gross income of the beneficiary, except in certain business contexts. You should consult a tax advisor about the consequences of adding this rider to your Policy, or requesting a single-sum payment.

Continuation of Policy Beyond Age 100. The tax consequences of continuing the Policy beyond the insured’s attained age 100 are unclear and may include taxation of the gain in the Policy at the original maturity date or the taxation of the death benefit in whole or in part. You should consult a tax advisor if you intend to keep the Policy in force beyond the insured’s attained age 100.

Other Tax Considerations. The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of

Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.

Special Rules for Pension Plans and Section 403(b) Arrangements. If the Policy is purchased in connection with a section 401(a) qualified pension or profit sharing plan, including a section 401(k) plan, or in connection with a section 403(b) plan or program, federal and state and estate tax consequences could differ from those stated in this prospectus. The purchase may also affect the qualified status of the plan. You should consult a qualified tax advisor in connection with such purchase.

Policies owned under these types of plans may be subject to the Employee Retirement Income Security Act of 1974, or ERISA, which may impose additional requirements on the purchase of policies by such plans. You should consult a qualified advisor regarding ERISA.

Other Policy Information

Benefits at Maturity

If the insured is living and the Policy is in force, the Policy will mature on the Policy anniversary nearest the insured’s 95th birthday. This is the maturity date. On the maturity date we will pay you the net surrender value of your Policy.

If you send a written request to our office, we will extend the maturity date if your Policy is still in force on the maturity date. Any riders in force on the scheduled maturity date will terminate on that date and will not be extended. Interest on any outstanding Policy loans will continue to accrue during the period for which the maturity date is extended. You must submit a written request to our office for the extension between 90 and 180 days prior to the maturity date and elect one of the following:

1.	If you had previously selected death benefit Option B, we will change the death benefit to Option A. On each valuation date, we will adjust the specified amount to equal the cash value, and the limitation percentage will be 100%. We will not permit you to make additional premium payments unless it is required to prevent the Policy from lapsing. We will waive all future monthly deductions; or

2.	We will automatically extend the maturity date until the next Policy anniversary. You must submit a written request to our office, between 90 and 180 days before each subsequent Policy anniversary, stating that you wish to extend the maturity date for another Policy year. All benefits and charges will continue as set forth in your Policy. We will charge the then current cost of insurance rates.

If you choose 2 above, you may change your election to 1 above at any time. However, if you choose 1 above, then you may not change your election to 2 above.

The tax consequences of extending the maturity date beyond the 100th birthday of the insured are uncertain and may include taxation of the gain in the Policy at the original maturity date or taxation of the death benefit in whole or in part. You should consult a tax advisor as to those consequences.

Payments We Make

We usually pay the amounts of any surrender, cash withdrawal, death benefit proceeds, or settlement options within seven calendar days after we receive all applicable written notices and/or due proofs of death at our office. However, we can postpone such payments if:

•	the NYSE is closed, other than customary weekend and holiday closing, or trading on the NYSE is restricted as determined by the SEC; or

•	the SEC permits, by an order, the postponement for the protection of policyowners; or

•	the SEC determines that an emergency exists that would make the disposal of securities held in the separate account or the determination of their value not reasonably practicable.

If you have submitted a recent check or draft, we have the right to defer payment of surrenders, cash withdrawals, death benefit proceeds, or payments under a settlement option until such check or draft has been honored. We also reserve the right to defer payment of transfers, cash withdrawals, death benefit proceeds, or surrenders from the fixed account for up to six months.

If mandated under applicable law, we may be required to reject a premium payment and/or block a policyowner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators. We may also be required to provide additional information about you or your account to governmental regulators

Split Dollar Arrangements

You may enter into a split dollar arrangement with another owner or another person(s) whereby the payment of premiums and the right to receive the benefits under the Policy (i.e., cash surrender value of insurance proceeds) are split between the parties. There are different ways of allocating these rights.

For example, an employer and employee might agree that under a Policy on the life of the employee, the employer will pay the premiums and will have the right to receive the cash surrender value. The employee may designate the beneficiary to receive any insurance proceeds in excess of the cash surrender value. If the employee dies while such an arrangement is in effect, the employer would receive from the insurance proceeds the amount that he would have been entitled to receive upon surrender of the Policy and the employee’s beneficiary would receive the balance of the proceeds.

No transfer of Policy rights pursuant to a split dollar arrangement will be binding on us unless in writing and received by us at our office. Split dollar arrangements may have tax consequences. You should consult a tax advisor before entering into a split dollar arrangement.

On July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the “Act”). The Act prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans of publicly-traded companies is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

In addition, the IRS issued guidance that affects the tax treatment of split-dollar arrangements and the Treasury Department issued final regulations that would significantly affect the tax treatment of such arrangements. The IRS guidance and the final regulations affect all split dollar arrangements, not just those involving publicly-traded companies. Consult your qualified tax advisor with respect to the effect of this current and proposed guidance on your split dollar policy.

Policy Termination

Your Policy will terminate on the earliest of:

•	the maturity date;

•	the date the insured dies;

•	the end of the grace period; or

•	the date the Policy is surrendered.

Supplemental Benefits (Riders)

The following supplemental benefits (riders) are available and may be added to a Policy. Monthly charges for these riders are deducted from the cash value as part of the monthly deduction. The riders available with the Policies do not build cash value and provide benefits that do not vary with the investment experience of the separate account. For purposes of the riders, the primary insured is the person insured under the Policy. These riders may not be available in all states, certain benefits and features may vary by state and may be available under a different name in some states. Adding these supplemental benefits to an existing Policy or canceling them may have tax consequences and you should consult a tax advisor before doing so.

Children’s Insurance Rider

This rider provides a face amount on the primary insured’s children. Our current minimum face amount for this rider for issue ages 15 days – 18 years of age is $2,000. The maximum face amount is $10,000. At the age of 25 or upon the death of the primary insured, whichever happens first, this rider may be converted to a new policy with a maximum face amount of up to five times the face amount of the rider. We will pay a death benefit once we receive proof that the insured child died while both the rider and coverage were in force for that child. If the primary insured dies while the rider is in force, we will terminate the rider 31 days after the death, and we will offer a separate life insurance policy to each insured child.

Accidental Death Benefit Rider

Our current minimum face amount for this rider for issue ages 15-59 is $10,000. The maximum face amount available for this rider is $150,000 (up to 150% of specified amount).

Subject to certain limitations, we will pay a face amount if the primary insured’s death results solely from accidental bodily injury where:

•	the death is caused by external, violent, and accidental means;

•	the death occurs within 90 days of the accident; and

•	the death occurs while the rider is in force.

The rider will terminate on the earliest of:

•	the Policy anniversary nearest the primary insured’s 70th birthday;

•	the date the Policy terminates; or

•	the Monthiversary when the rider terminates at the owner’s request.

Other Insured Rider

This rider may insure the spouse (or a non-spouse Other Insured where required by state law) and/or dependent children of the primary insured. Please note that if a non-spouse Other Insured, as required by state law, is the insured, there may be adverse tax consequences. You should consult a qualified tax advisor in connection with the purchase of this rider. Subject to the terms of the rider, we will pay the face amount of the rider to the primary insured. Our current minimum face amount for this rider for issue ages 0-80 is $10,000. The maximum face amount is the lesser of $500,000 or the amount of coverage on the primary insured. The maximum number of Other Insured Riders that is allowed on any one Policy is five (5). We will pay the rider’s face amount when we receive proof at our office of the other insured’s death. Subject to the following conditions, on any Monthiversary while the rider is in force, you may convert it to a new policy on the other insured’s life (without evidence of insurability).

Conditions to convert the rider:	• your request must be in writing and sent to our office;

• the rider has not reached the anniversary nearest to the other insured’s 70th birthday;

• the new policy is any permanent insurance policy that we currently offer for conversion;

•       subject to the minimum specified amount required for the new policy, the amount of the insurance under the new policy will equal the face amount in force under the rider as long as it meets the minimum face amount requirements of the original Policy; and

• we will base your premium on the other insured’s rate class under the rider.

Termination of the rider:	The rider will terminate on the earliest of:

• the maturity date of the Policy;

• the Policy anniversary nearest to the other insured’s 95th birthday;

• the date the Policy terminates for any reason except for death of the primary insured;

• 31 days after the death of the primary insured;

• the date of conversion of this rider; or

• the Monthiversary on which the rider is terminated upon written request by the owner.

Disability Waiver Rider

Subject to certain conditions, we will waive the Policy’s monthly deductions while the primary insured is disabled. This rider may be purchased if the primary insured’s issue age is 15-55 years of age. We must receive proof that:

•	the primary insured is totally disabled;

•	the rider was in force when the primary insured became disabled;

•	the primary insured became disabled before the Policy anniversary nearest to your 60th birthday; and

•	the primary insured is continuously disabled for at least six months.

We will not waive any deduction that becomes due more than one year before we receive written notice of your claim.

Disability Waiver and Income Rider

This rider has the same benefits as the Disability Waiver Rider, but adds a monthly income benefit for up to 120 months. This rider may be purchased if the primary insured’s issue age is 15-55 years of age. The minimum income amount for this rider is $10. The maximum income amount is the lesser of 0.2% of your specified amount or $300 per month.

Primary Insured Rider (“PIR”) and Primary Insured Rider Plus (“PIR Plus”)

Under the PIR and the PIR Plus, we provide term insurance coverage on a different basis from the coverage in your Policy.

Features of PIR and PIR Plus:	• the rider increases the Policy’s death benefit by the rider’s face amount;

• the PIR may be purchased from issue ages 0-80;

• the PIR Plus may be purchased from issue ages 18-80;

• the PIR terminates when the insured turns 90, and the PIR Plus terminates when the insured turns 85;

• the minimum purchase amount for the PIR and PIR Plus is $25,000. There is no maximum purchase amount;

• we do not assess any additional surrender charge for PIR and PIR Plus;

• generally PIR and PIR Plus coverage costs less than the insurance coverage under the Policy, but has no cash value;

• you may cancel or reduce your rider coverage without decreasing your Policy’s specified amount; and

• you may generally decrease your specified amount without reducing your rider coverage.

Conditions to convert the rider:	• your request must be in writing and sent to our office;

• the rider has not reached the anniversary nearest to the primary insured’s 70th birthday;

• the new policy is any permanent insurance policy that we currently offer;

•       subject to the minimum specified amount required for the new policy, the amount of the insurance under the new policy will equal the specified amount in force under the rider as long as it meets the minimum specified amount requirements of a Base Policy; and

• we will base your premium on the primary insured’s rate class under the rider.

Termination of the rider:	The rider will terminate on the earliest of:

• when the insured turns 95 for a PIR, and when the insured turns 90 for a PIR Plus; or

• the date the Policy terminates; or

• the date you fully convert the rider; or

• the Monthiversary on which you terminate the rider by written request.

It may cost you less to reduce your PIR or PIR Plus coverage than to decrease your Policy’s specified amount, because we do not deduct a surrender charge in connection with your PIR or PIR Plus. It may cost you more to keep a higher specified amount under the Base Policy, because the specified amount may have a cost of insurance that is higher than the cost of the same amount of coverage under your PIR or PIR Plus.

You should consult your registered representative to determine if you would benefit from PIR or PIR Plus. We may discontinue offering PIR or PIR Plus at any time. We may also modify the terms of these riders for new policies.

Terminal Illness Accelerated Death Benefit Rider

This rider allows us to pay all or a portion of the death benefit once we receive satisfactory proof at our office that the insured is ill and has a life expectancy of one year or less. A doctor must certify the insured’s life expectancy.

We will pay a “single-sum benefit” equal to:

•	the death benefit on the date we pay the single-sum benefit; multiplied by

•	the election percentage of the death benefit you elect to receive; divided by

•	1 + i (“i” equals the current yield on 90-day Treasury bills or the Policy loan interest rate, whichever is greater) (“discount factor”); minus

•	any indebtedness at the time we pay the single-sum benefit, multiplied by the election percentage.

The maximum terminal illness death benefit used to determine the single-sum benefit as defined above is equal to:

•	the death benefit available under the Policy once we receive satisfactory proof that the insured is ill; plus

•	the benefit available under any PIR or PIR Plus in force.

•	a single-sum benefit may not be greater than $500,000.

The election percentage is a percentage that you select. It may not be greater than 100%.

We will not pay a benefit under the rider if the insured’s terminal condition results from self-inflicted injuries that occur during the period specified in your Policy’s suicide provision.

The rider terminates at the earliest of:

•	the date the Policy terminates;

•	the date a settlement option takes effect;

•	the date we pay a single-sum benefit; or

•	the date you terminate the rider.

We do not assess an administrative charge for this rider; however, we do reduce the single sum benefit by a discount factor to compensate us for expected lost income due to the early payment of the death benefit. This rider may not be available in all states, or its terms may vary depending on a state’s insurance law requirements.

The tax consequences of adding this rider to an existing Policy or requesting payment under the rider are uncertain and you should consult a tax advisor before doing so.

Additional Information

Sale of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting and distribution agreement with our affiliate, AFSG, for the distribution and sale of the Policies. We reimburse AFSG for certain expenses it incurs in order to pay for the distribution of the Policies (e.g., commissions payable to selling firms selling the Policies, as described below.)

Compensation to Broker-Dealers Selling the Policies. The Policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with AFSG as principal underwriter for the Policies. We pay commissions through AFSG to the selling firms for their sales of the Policies.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the Policies, that is, to provide sales support and training to sales representatives at selling firms. We may also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to Policies that have already been purchased.

The selling firms are paid commissions for the promotion and sale of the Policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement. The sales commission paid to broker-dealers during 2004 was, on average, 37% of all premiums made during the first Policy year, plus 2.5% of all premiums made during Policy years 2 – 10. We will pay an additional trail commission of up to 0.30% of the Policy’s subaccount value (excluding the fixed account) on the Policy anniversary if the cash value (minus amounts attributable to loans) equals at least $10,000. Additional sales commissions may also be payable on premiums paid as a result of an increase in specified amount. Some selling firms may be required to return first year commissions (less surrender charge) if the Policy is not continued through the first two Policy years.

To the extent permitted by NASD rules, Western Reserve, ISI and other affiliated parties may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The registered representative who sells you the Policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a Policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

Special Compensation Paid to Affiliated Wholesaling and Selling Firms. Our parent company provides paid-in capital to AFSG and pays the cost of AFSG’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions.

Western Reserve’s two main distribution channels are ISI and WGS, both affiliates, who sell Western Reserve products.

Western Reserve underwrites the cost of ISI’s various facilities, third-party services and internal administrative functions, including employee salaries, sales representative training and computer systems, that are provided directly to ISI. These facilities and services are necessary for ISI’s administration and operation, and Western Reserve is compensated by ISI for these expenses based on ISI’s usage. In addition, Western Reserve and other affiliates pay for certain sales expenses of ISI, including the costs of preparing and producing prospectuses and sales promotional materials for the Policy.

ISI pays its branch managers all of the commissions received from Western Reserve for the sale of the Policies, and receives from Western Reserve an additional 10% expense allowance on all commissions paid on first year premium for sales of Western Reserve’s insurance products. WGS receives a 5% expense allowance on all commissions paid on first year premiums for sales of Western Reserve’s variable life insurance products. In addition, WGS indirectly receives a payment of 2% of first year variable life target premiums as a licensing and commission allowance.

Sales representatives and their managers at ISI and WGS may receive directly or indirectly additional cash benefits and non-cash compensation or reimbursements from us or our affiliates. Additional compensation or reimbursement arrangements may include payments in connection with the firm’s conferences or seminars, sales or training programs for invited selling representatives and other employees, seminars for the public, trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, and payments to assist a firm in connection with its systems, operating and marketing expenses. The amounts may be significant and may provide us with increased access to the sales representatives.

In addition, ISI’s managers and/or sales representatives who meet certain productivity standards may be eligible for additional compensation. Sales of the Policies by affiliated selling firms may help sales representatives and/or their managers qualify for certain benefits, and may provide such persons with special incentive to sell our Policies. For example, ISI’s and WGS’s registered representatives, general agents, marketing directors and supervisors may be eligible to participate in a voluntary stock purchase plan that permits participants to purchase stock of AEGON

N.V. (Western Reserve’s ultimate parent) by allocating a portion of the commissions they earn to purchase such shares. A portion of the contributions of commissions by ISI’s representatives may be matched by ISI. ISI’s and WGS’s registered representatives may also be eligible to participate in a stock option and award plan. Registered representatives who meet certain production goals will be issued options on the stock of AEGON N.V.

Revenue Sharing Paid to Selected Selling Firms. We may pay certain selling firms additional cash amounts for “preferred product” treatment of the Policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing us with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences and seminars, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, we and other parties may allow other non-cash incentives and compensation to be paid to these selling firms. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ between selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the Policies or other criteria. For instance, Western Reserve made flat fee payments to several selling firms with payments ranging from $20,000 to $25,000 in 2004 for the sales of the Western Reserve’s insurance products.

During 2004, we had entered into “preferred product” arrangements with ISI, WGS, Southwest Securities, and Legacy Financial Services. We paid the following amounts (in addition to sales commissions and expense allowances) to these firms:

Name of Firm and Principal Business Address	Aggregate Amount Paid During 2004
Southwest Securities	$25,000
Legacy Financial Services	$20,000
Centaurus Financial*	$24,000

*	paid by an affiliate.

Commissions and other incentives or payments described above are not charged directly to Policy owners or the separate account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Policy and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this Policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the Policies.

Legal Proceedings

Western Reserve, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time there are no pending or threatened lawsuits that are likely to have a material adverse impact on the separate account, on AFSG’s ability to perform under its principal underwriting agreement, or on Western Reserve’s ability to meet its obligations under the Policy.

There continues to be significant federal and state regulatory activity relating to financial services companies. Western Reserve and certain of its affiliates have been examined by, and received requests for information from, the staff of the Securities and Exchange Commission (“SEC”). In particular, Western Reserve has responded to requests for documents and information from the SEC staff in connection with an ongoing investigation, which has included requests for testimony by Western Reserve, its personnel and other related persons regarding potential market timing and matters affecting certain employees and affiliates.

A number of other companies in this industry have announced settlements of enforcement actions with various regulatory agencies such as the SEC; those settlements have encompassed a wide range of remediation including injunctive relief, monetary penalties, and restitution. Western Reserve and its affiliates are actively working with the SEC in this matter; however, the exact resolution cannot be determined at this time. Although it is not possible to provide a meaningful estimate of the range of potential outcomes at this time, Western Reserve does not believe the resolution will be material to its financial position. Western Reserve and/or its affiliates, and not the separate account or its policyowners, will bear the costs regarding these regulatory matters.

Financial Statements

The financial statements of Western Reserve and the separate account are included in the SAI.

Performance Data

Rates of Return

The average rates of return in Table 1 reflect each subaccount’s actual historical investment performance, modified to reflect certain of the Policy’s fees and charges. The total return of a subaccount measures performance from the date the subaccount begins investing in the underlying portfolios. When the first subaccount investing in the underlying portfolios has been in operation for 1, 3, 5 and 10 years, the total return for these periods will be provided, adjusted to reflect certain fees and charges for the Policy. We do not show performance for subaccounts in operation for less than six months. This information does not represent or project future investment performance.

The numbers reflect deductions for the annual mortality and expense risk charge, investment management fees and direct fund expenses.

These rates of return do not reflect other charges that are deducted under the Policy or from the separate account (such as the monthly deduction or the surrender charge). If these charges were deducted, performance would be significantly lower. These rates of return are not estimates, projections or guarantees of future performance.

We also show below comparable figures for the unmanaged Standard & Poor’s Index of 500 Common Stocks (“S&P 500”), a widely used measure of stock market performance. The S&P 500 does not reflect any deduction for the expenses of operating and managing an investment portfolio.

Table 1

Average Annual Subaccount Total Return

For the Periods Ended on December 31, 2004

Subaccount	1 Year	3 Years	5 Years	10 Years or Inception	Subaccount Inception Date
WRL AEGON Bond†	3.59%	5.28%	6.56%	6.48%	10/02/86
WRL American Century International	13.32%	3.20%	(6.82)%	0.45%	01/02/97
WRL Asset Allocation – Conservative Portfolio	8.73%	N/A	N/A	6.96%	05/01/02
WRL Asset Allocation – Growth Portfolio	13.16%	N/A	N/A	6.77%	05/01/02
WRL Asset Allocation – Moderate Growth Portfolio	12.53%	N/A	N/A	7.10%	05/01/02
WRL Asset Allocation – Moderate Portfolio	10.40%	N/A	N/A	6.94%	05/01/02
WRL Clarion Real Estate Securities	31.67%	22.06%	20.79%	11.55%	05/01/98
WRL Federated Growth & Income†	8.23%	10.83%	14.85%	12.61%	03/01/94
WRL Great Companies – AmericaSM	0.81%	(0.70)%	N/A	(0.79)%	05/01/00
WRL Great Companies – TechnologySM	7.10%	(0.58)%	N/A	(17.33)%	05/01/00
WRL Janus Growth†	14.50%	1.32%	(12.22)%	10.32%	10/02/86
WRL J.P. Morgan Mid Cap Value	13.56%	8.56%	6.39%	5.86%	07/01/99

WRL Marsico Growth	11.25%	0.72%	(4.53)%	(1.92)%	07/01/99
WRL Mercury Large Cap Value	17.28%	8.65%	7.34%	8.36%	05/01/96
WRL Munder Net50	14.31%	4.83%	(3.39)%	(1.47)%	07/01/99
WRL PIMCO Total Return	3.56%	N/A	N/A	4.91%	05/01/02
WRL Salomon All Cap	8.16%	2.63%	5.10%	5.72%	07/01/99
WRL Templeton Great Companies Global†	8.09%	(1.08)%	(9.57)%	9.16%	03/01/94
WRL Third Avenue Value	23.69%	13.69%	15.73%	11.91%	01/02/98
WRL Transamerica Balanced	10.16%	N/A	N/A	6.16%	05/01/02
WRL Transamerica Convertible Securities	12.17%	N/A	N/A	9.47%	05/01/02
WRL Transamerica Equity	14.77%	N/A	N/A	9.47%	05/01/02
WRL Transamerica Growth Opportunities	15.58%	N/A	N/A	6.72%	05/01/02
WRL Transamerica Money Market(1) †	0.10%	0.18%	1.73%	2.99%	10/02/86
WRL Transamerica Value Balanced	8.98%	3.49%	5.51%	7.43%	01/03/95
WRL T. Rowe Price Equity Income	13.79%	4.80%	3.55%	1.54%	07/01/99
WRL T. Rowe Price Small Cap	9.38%	3.10%	(2.31)%	1.61%	07/01/99
WRL Van Kampen Emerging Growth†	6.18%	(3.64)%	(12.37)%	11.43%	03/01/93

Fidelity VIP Contrafund® Portfolio	14.13%	9.11%	N/A	1.20%	05/01/00
Fidelity VIP Equity-Income Portfolio	10.24%	5.27%	N/A	4.05%	05/01/00
Fidelity VIP Growth Opportunities Portfolio	5.93%	1.64%	N/A	(5.68)%	05/01/00

Access U.S. Government Money Market Portfolio	(0.89)%	N/A	N/A	(0.84)%	05/01/03
Potomac Dow 30 Plus Portfolio	2.62%	N/A	N/A	13.49%	05/01/03
Potomac Mid Cap Plus Portfolio(2)	N/A	N/A	N/A	14.12%	05/03/04
Potomac OTC Plus Portfolio	11.58%	N/A	N/A	21.10%	05/01/03
Potomac Small Cap Plus Portfolio(2)	N/A	N/A	N/A	24.16%	05/03/04
Potomac U.S./Short Portfolio(2)	N/A	N/A	N/A	(19.78)%	05/03/04
Wells S&P REIT Index Portfolio	26.57%	N/A	N/A	28.50%	05/01/03
S&P 500†	8.99%	1.82%	(3.77)%	10.18%	10/02/86

†	Shows ten year performance.

(1)	The current yield more closely reflects the current earnings of the subaccount than the total return. An investment in this subaccount is not insured or guaranteed by the FDIC. While this subaccount’s investment in shares of the underlying portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in this subaccount.

(2)	Not annualized.

Some portfolios began operation before their corresponding subaccount. For these portfolios, we have included in Table 2 below adjusted portfolio performance from the portfolio’s inception date. The adjusted portfolio performance is designed to show the performance that would have resulted if the subaccount had been in operation during the time the portfolio was in operation.

Table 2

Adjusted Historical Portfolio Average Annual Total Return

For the Periods Ended on December 31, 2004

Portfolio	1 Year	3 Years	5 Years	10 Years or Inception	Portfolio Inception Date
AEGON Bond†	3.59%	5.27%	6.55%	6.47%	10/02/86
American Century International	13.32%	3.19%	(6.82)%	0.45%	01/02/97
Asset Allocation – Conservative Portfolio	8.73%	N/A	N/A	6.96%	05/01/02
Asset Allocation – Growth Portfolio	13.16%	N/A	N/A	6.77%	05/01/02
Asset Allocation – Moderate Growth Portfolio	12.53%	N/A	N/A	7.10%	05/01/02
Asset Allocation – Moderate Portfolio	10.40%	N/A	N/A	6.94%	05/01/02

Clarion Real Estate Securities	31.67%	22.05%	20.78%	11.54%	05/01/98
Federated Growth & Income†	8.23%	10.82%	14.84%	12.60%	03/01/94
Great Companies – AmericaSM	0.81%	(0.71)%	N/A	(0.79)%	05/01/00
Great Companies – TechnologySM	7.10%	(0.59)%	N/A	(17.32)%	05/01/00
Janus Growth†	14.50%	1.32%	(12.22)%	10.31%	10/02/86
J.P. Morgan Mid Cap Value	13.56%	8.55%	6.38%	6.80%	05/03/99
Marsico Growth	11.25%	0.72%	(4.54)%	(1.35)%	05/03/99
Mercury Large Cap Value	17.28%	8.64%	7.33%	8.36%	05/01/96
Munder Net50	14.31%	4.82%	N/A	(5.38)%	05/29/01
PIMCO Total Return	3.56%	N/A	N/A	4.91%	05/01/02
Salomon All Cap	8.16%	2.62%	5.09%	7.07%	05/03/99
Templeton Great Companies Global †	8.09%	(1.09)%	(9.57)%	9.15%	12/03/92
Third Avenue Value	23.69%	13.69%	15.72%	11.91%	01/02/98
Transamerica Balanced	10.16%	N/A	N/A	6.16%	05/01/02
Transamerica Convertible Securities	12.17%	N/A	N/A	9.48%	05/01/02
Transamerica Equity(2) †	14.77%	4.77%	(3.42)%	16.38%	12/31/80
Transamerica Growth Opportunities(3)	15.58%	8.47%	N/A	10.03%	05/02/01
Transamerica Money Market(1) †	0.10%	0.18%	1.74%	2.95%	10/02/86
Transamerica Value Balanced	8.98%	3.48%	5.50%	7.43%	01/03/95
T. Rowe Price Equity Income(4)	13.79%	6.96%	6.64%	11.53%	05/03/99
T. Rowe Price Small Cap	9.38%	3.09%	(2.32)%	3.64%	05/03/99
Van Kampen Emerging Growth†	6.18%	(3.65)%	(12.37)%	11.42%	03/01/93
Fidelity VIP Contrafund® Portfolio	14.13%	9.11%	0.79%	12.92%	01/03/95
Fidelity VIP Equity-Income Portfolio†	10.24%	5.26%	3.26%	10.15%	10/09/86
Fidelity VIP Growth Opportunities Portfolio	5.93%	1.71%	(6.11)%	6.30%	01/03/95
Access U.S. Government Money Market Portfolio	(0.89)%	N/A	N/A	(0.90)%	05/01/03
Potomac Dow 30 Plus Portfolio	2.62%	N/A	N/A	13.39%	05/01/03
Potomac Mid Cap Plus Portfolio(5)	N/A	N/A	N/A	13.77%	05/03/04
Potomac OTC Plus Portfolio	11.58%	N/A	N/A	20.48%	05/01/03
Potomac Small Cap Plus Portfolio(5)	N/A	N/A	N/A	23.78%	05/03/04
Potomac U.S./Short Portfolio(5)	N/A	N/A	N/A	(20.03)%	05/03/04
Wells S&P REIT Index Portfolio	26.57%	N/A	N/A	28.63%	05/01/03

S&P 500†	8.99%	1.82%	(3.77)%	10.18%	10/02/86

†	Shows ten year performance.

(1)	The current yield more closely reflects the current earnings of the subaccount than the total return. An investment in this subaccount is not insured or guaranteed by the FDIC. While this subaccount’s investment in shares of the underlying portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in this subaccount.

(2)	The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Growth Portfolio of Transamerica Variable Insurance Fund, Inc.

(3)	The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Small Company Portfolio of Transamerica Variable Insurance Fund, Inc.

(4)	The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, T. Rowe Price Equity Income Portfolio of the Endeavor Series Trust.

(5)	Not annualized.

The annualized yield for the WRL Transamerica Money Market subaccount for the seven days ended December 31, 2004 was 1.00%.

Additional information regarding the investment performance of the portfolios appears in the fund prospectuses, which accompany this prospectus.

Table of Contents of the Statement of Additional Information

Glossary
The Policy – General Provisions
Ownership Rights
Our Right to Contest the Policy
Suicide Exclusion
Misstatement of Age or Gender
Modifying the Policy
Mixed and Shared Funding
Addition, Deletion, or Substitution of Portfolios
Additional Information
Settlement Options
Additional Information about Western Reserve and the Separate Account
Legal Matters
Variations in Policy Provisions
Personalized Illustrations of Policy Benefits
Sale of the Policies
Report to Owners
Records
Independent Registered Public Accounting Firm
Experts
Financial Statements
Underwriters
Underwriting Standards
IMSA
Performance Data
Other Performance Data in Advertising Sales Literature
Western Reserve’s Published Ratings
Index to Financial Statements
WRL Series Life Account
Western Reserve Life Assurance Co. of Ohio

Glossary

accounts	The options to which you can allocate your money. The accounts include the fixed account and the subaccounts in the separate account.

attained age	The issue age of the person insured, plus the number of completed years since the Policy date.

Base Policy	The WRL Freedom Elite variable life insurance policy without any supplemental riders.

beneficiary(ies)	The person or persons you select to receive the death benefit from this Policy. You name the primary beneficiary and contingent beneficiaries.

cash value	The sum of your Policy’s value in the subaccounts and the fixed account. If there is a Policy loan outstanding, the cash value includes any amounts held in our fixed account to secure the Policy loan.

death benefit proceeds	The amount we will pay to the beneficiary(ies) on the insured’s death. We will reduce the death benefit proceeds by the amount of any outstanding loan amount, and any due and unpaid monthly deductions. We will increase the death benefit proceeds by any interest you paid in advance on the loan for the period between the date of death and the next Policy anniversary.

fixed account	An option to which you may allocate net premiums and cash value. We guarantee that any amounts you allocate to the fixed account will earn interest at a declared rate. The fixed account is part of our general account. New Jersey: the fixed account is not available to you if your Policy was issued in the State of New Jersey.

free-look period	The period during which you may return the Policy and receive a refund as described in this prospectus. The length of the free-look period varies by state. The free-look period is listed in the Policy.

funds	Investment companies which are registered with the U.S. Securities and Exchange Commission. The Policy allows you to invest in the portfolios of the funds through our subaccounts. We reserve the right to add other registered investment companies to the Policy in the future.

in force	While coverage under the Policy is active and the insured’s life remains insured.

initial premium	The amount you must pay before insurance coverage begins under this Policy. The initial premium is shown on the schedule page of your Policy.

insured	The person whose life is insured by this Policy.

issue age	The insured’s age on his or her birthday nearest to the Policy date.

lapse	When life insurance coverage ends because you do not have enough cash value in the Policy to pay the monthly deduction, the surrender charge and any outstanding loan amount, and you have not made a sufficient payment by the end of a grace period.

loan amount	The total amount of all outstanding Policy loans, including both principal and interest due.

loan reserve account	A part of the fixed account to which amounts are transferred as collateral for Policy loans.

maturity date	The Policy anniversary nearest the insured’s 95th birthday if the insured is living and the Policy is still in force. It is the date when life insurance coverage under this Policy ends. The maturity date may be extended. You may continue coverage, at your option, under the Policy’s extended maturity date benefit provision.

minimum monthly guarantee premium	The amount shown on your Policy schedule page that we use during the no lapse period to determine whether a grace period will begin. We will adjust the minimum monthly guarantee premium if you change death benefit options, decrease the specified amount, or add, increase or decrease a rider, and you may need to pay additional premiums to keep the no lapse period guarantee in effect. We make this determination whenever your net surrender value is not enough to meet monthly deductions.

Monthiversary	This is the day of each month when we determine Policy charges and deduct them from cash value. It is the same date each month as the Policy date. If there is no valuation date in the calendar month that coincides with the Policy date, the Monthiversary is the next valuation date.

monthly deduction	The monthly Policy charge, plus the monthly cost of insurance, plus the monthly charge for any riders added to your Policy, plus, if any, the pro rata decrease charge incurred as a result of a decrease in your specified amount.

net surrender value	The amount we will pay you if you surrender the Policy while it is in force. The net surrender value on the date you surrender is equal to: the cash value, minus any surrender charge, minus any outstanding loan amount, plus any interest you paid in advance on the loan for the period between the date of surrender and the next Policy anniversary.

no lapse date	For a Policy issued to any insured ages 0-60, the no lapse date is either the anniversary on which the insured’s attained age is 65 or the tenth Policy anniversary, whichever is earlier. For a Policy issued to an insured ages 61-80, the no lapse date is the fifth Policy anniversary. The no lapse date is specified in your Policy.

no lapse period	The period of time between the Policy date and the no lapse date during which the Policy will not lapse if certain conditions are met.

NYSE	The New York Stock Exchange.

office	Our administrative office and mailing address is P.O. Box 5068, Clearwater, Florida 33758-5068. Our street address is 570 Carillon Parkway, St. Petersburg, Florida 33716. Our phone number is 1-800-851-9777. Our hours are Monday - Friday from 8:30 a.m. - 7:00 p.m. Eastern time.

planned periodic premium	A premium payment you make in a level amount at a fixed interval over a specified period of time.

Policy date	The date when our underwriting process is complete, full life insurance coverage goes into effect, we begin to make the monthly deductions, and your initial net premium is allocated to the WRL Transamerica Money Market subaccount (or as otherwise mandated by state law). The Policy date is shown on the schedule page of your Policy. We measure Policy months, years, and anniversaries from the Policy date.

portfolio	One of the separate investment portfolios of a fund.

premiums	All payments you make under the Policy other than loan repayments.

pro rata decrease charge	Surrender charge that may be imposed upon a decrease in specified amount during the first 15 Policy years.

record date	The date we record your Policy on our books as an in force Policy and we allocate your cash value from the WRL Transamerica Money Market subaccount (or as otherwise mandated by state law) to the accounts you selected on your application.

separate account	The WRL Series Life Account. It is a separate investment account that is divided into subaccounts. We established the separate account to receive and invest net premiums under the Policy and other variable life insurance policies we issue.

specified amount	The minimum death benefit we will pay under the Policy provided the Policy is in force. It is the amount shown on the Policy’s schedule page, unless you decrease the specified amount. In addition, we will reduce the specified amount by the dollar amount of any cash withdrawal if you choose Option A (level) death benefit.

subaccount	A subdivision of the separate account that invests exclusively in shares of one investment portfolio of a fund.

surrender charge	If, during the first 15 Policy years, you fully surrender the Policy, we will deduct a surrender charge from the cash value.

termination	When the insured’s life is no longer insured under the Policy.

valuation date	Each day the New York Stock Exchange is open for trading. Western Reserve is open for business whenever the New York Stock Exchange is open.

valuation period	The period of time over which we determine the change in the value of the subaccounts. Each valuation period begins at the close of normal trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time on each valuation date) and ends at the close of normal trading of the New York Stock Exchange on the next valuation date.

we, us, our (Western Reserve)	Western Reserve Life Assurance Co. of Ohio.

written notice	The written notice you must sign and send us to request or exercise your rights as owner under the Policy. To be complete, it must: (1) be in a form we accept, (2) contain the information and documentation that we determine we need to take the action you request, and (3) be received at our office.

you, your (owner or policyowner)	The person entitled to exercise all rights as owner under the Policy.

Appendix A

Surrender Charge Base Premiums

(per thousand of specified amount)

Issue Age	Male Standard	Male Select	Female Standard	Female Select	Unisex Standard	Unisex Select
0	3.28	3.28	2.48	2.48	3.13	3.13
1	3.23	3.23	2.46	2.46	3.09	3.09
2	3.35	3.35	2.54	2.54	3.20	3.20
3	3.47	3.47	2.63	2.63	3.31	3.31
4	3.61	3.61	2.73	2.73	3.44	3.44
5	3.75	3.75	2.83	2.83	3.58	3.58
6	3.90	3.90	2.94	2.94	3.72	3.72
7	4.06	4.06	3.06	3.06	3.88	3.88
8	4.24	4.24	3.18	3.18	4.04	4.04
9	4.43	4.43	3.31	3.31	4.22	4.22
10	4.63	4.63	3.45	3.45	4.41	4.41
11	4.84	4.84	3.60	3.60	4.61	4.61
12	5.07	5.07	3.76	3.76	4.82	4.82
13	5.30	5.30	3.92	3.92	5.04	5.04
14	5.54	5.54	4.09	4.09	5.27	5.27
15	5.78	5.78	4.27	4.27	5.50	5.50
16	6.01	6.01	4.45	4.45	5.72	5.72
17	6.25	6.25	4.64	4.64	5.95	5.95
18	6.48	4.88	4.84	4.08	6.18	4.73
19	6.73	5.06	5.05	4.24	6.41	4.91
20	6.98	5.25	5.26	4.42	6.66	5.09
21	7.25	5.44	5.49	4.61	6.92	5.29
22	7.53	5.65	5.73	4.80	7.19	5.49
23	7.83	5.88	5.98	5.01	7.49	5.71
24	8.15	6.11	6.25	5.23	7.80	5.95
25	8.50	6.37	6.53	5.46	8.14	6.20
26	8.87	6.64	6.82	5.70	8.50	6.47
27	9.27	6.94	7.14	5.96	8.88	6.75
28	9.70	7.25	7.47	6.23	9.29	7.06
29	10.16	7.58	7.81	6.51	9.73	7.38
30	10.65	7.94	8.18	6.81	10.20	7.73
31	11.17	8.32	8.57	7.13	10.70	8.10
32	11.73	8.72	8.98	7.47	11.23	8.48
33	12.32	9.14	9.41	7.82	11.79	8.90
34	12.94	9.60	9.87	8.20	12.38	9.34
35	13.61	10.07	10.35	8.59	13.01	9.80
36	14.31	10.58	10.86	9.01	13.68	10.29
37	15.06	11.12	11.40	9.45	14.39	10.81
38	15.85	11.69	11.97	9.92	15.14	11.36
39	16.69	12.29	12.56	10.41	15.93	11.94
40	17.57	12.93	13.18	10.93	16.76	12.55
41	18.50	13.60	13.82	11.47	17.64	13.20
42	19.49	14.32	14.50	12.04	18.56	13.89
43	20.52	15.08	15.21	12.64	19.54	14.62
44	21.62	15.88	15.95	13.27	20.56	15.39
45	22.77	16.74	16.72	13.94	21.65	16.21
46	23.99	17.64	17.54	14.65	22.79	17.08
47	25.29	18.61	18.40	15.40	24.00	18.00
48	26.65	19.63	19.31	16.19	25.27	18.98
49	28.10	20.72	20.26	17.03	26.63	20.02
50	29.64	21.88	21.27	17.92	28.06	21.13
51	31.28	23.12	22.33	18.86	29.58	22.31

52	33.01	24.45	23.46	19.86	31.19	23.57
53	34.84	25.85	24.65	20.93	32.90	24.91
54	36.78	27.36	25.90	22.06	34.70	26.34
55	38.82	28.96	27.23	23.25	36.60	27.86
56	40.98	30.66	28.63	24.53	38.61	29.48
57	43.27	32.48	30.12	25.89	40.73	31.20
58	45.69	34.42	31.71	27.35	42.98	33.05
59	48.26	36.50	33.42	28.92	45.38	35.03
60	50.99	38.72	35.26	30.61	47.93	37.14
61	53.91	41.11	37.25	32.43	50.65	39.41
62	57.00	43.66	39.39	34.39	53.55	41.84
63	60.28	46.39	41.69	36.51	56.63	44.45
64	63.75	49.31	44.14	38.78	59.89	47.24
65	67.41	52.43	46.74	41.20	63.33	50.22
66	71.26	55.76	49.51	43.81	66.95	53.40
67	75.32	59.33	52.48	46.60	70.79	56.81
68	79.83	63.16	55.66	49.63	74.86	60.47
69	84.21	67.27	59.13	52.91	79.21	64.42
70	89.11	71.70	62.91	56.50	83.86	68.67
71	94.32	76.48	67.06	60.43	88.85	73.27
72	99.87	81.53	71.57	64.72	94.19	78.17
73	105.74	87.01	76.46	69.40	99.85	83.48
74	111.91	92.84	81.72	74.46	105.82	89.15
75	118.35	99.03	87.36	79.94	112.10	95.19
76	125.04	105.60	93.39	85.85	118.64	101.62
77	131.98	112.58	99.84	92.24	125.48	108.49
78	139.25	120.04	106.79	99.18	132.68	115.84
79	146.95	128.06	114.35	106.77	140.34	123.77
80	155.17	136.75	122.61	115.12	148.58	132.39

Appendix B

Illustrations

The following illustrations show how certain values under a sample Policy would change with different rates of fictional investment performance over an extended period of time. In particular, the illustrations show how the death benefit, cash value, and net surrender value under a Policy issued to an insured of a given age, would change over time if the premiums indicated were paid and the return on the assets in the subaccounts were a uniform gross annual rate (before any expenses) of 0%, 6% or 10%. The tables illustrate Policy value that would result based on assumptions that you pay the premiums indicated, you do not change your specified amount, and you do not take any cash withdrawals or Policy loans. The values under the Policy will be different from those shown even if the returns averaged 0%, 6% or 10%, but fluctuated over and under those averages throughout the years shown.

We based the illustration on page 69 on a Policy for an insured who is a 37 year old male in the Ultimate Select rate class (the “representative insured”), annual premium paid on the first day of each Policy year of $4,300, a $500,000 initial specified amount and death benefit Option A. The illustration on that page also assumes cost of insurance charges based on our current cost of insurance rates.

The illustration for the representative insured on page 70 is based on the same factors of those on page 69, except the cost of insurance charges are based on the guaranteed cost of insurance rates and expenses (based on the 1980 Commissioners Standard Ordinary Mortality Table).

The amounts shown in the illustrations for the death benefits, cash values and net surrender values take into account the amount and timing of all Policy, subaccount and portfolio fees assessed under the Policy. The current illustration reflects the current charges for the Policy and the guaranteed illustration reflects the guaranteed charges. These fees are:

(1)	the daily charge for assuming mortality and expense risks assessed against each subaccount. This charge is equivalent to an annual charge of 0.90% of the average net assets of the subaccounts during the first 15 Policy years (we guarantee to reduce this charge to 0.60% after the first 15 Policy years). We intend to reduce this charge to 0.30% in the 16th Policy year but we do not guarantee that we will do so, and we reserve the right to maintain this charge at the 0.60% level after the 15th Policy year; and

(2)	estimated daily expenses equivalent to an effective arithmetic average annual expense level of 0.86% of the portfolios’ gross average daily net assets. The 0.86% gross average portfolio expense level assumes an equal allocation of amounts among the 28 subaccounts. We used annualized actual audited expenses incurred during 2004 for the portfolios to calculate the gross average annual expense level.

The hypothetical returns shown in the tables are provided only to illustrate the mechanics of a hypothetical policy and do not represent past or future investment rates of return. Tax charges that may be attributable to the separate account are not reflected because we are not currently making such charges. If such tax charges are deducted in the future, the separate account would have to earn a sufficient amount in excess of 0%, 6% or 10% or cover any tax charges to produce after tax returns of 0%, 6% or 10%. Your actual rates of return for a particular Policy likely will be more or less than the hypothetical investment rates of return. The actual return on your cash value will depend on factors such as the amounts you allocate to particular portfolios, the amounts deducted for the Policy’s monthly charges and other charges, the portfolios’ expense ratios, and your loan and withdrawal history, in addition to the actual investment experience of the portfolios.

We will furnish the owner, upon request, a personalized illustration reflecting the proposed insured’s age, gender, risk classification and desired Policy features. Contact your registered representative or our office. (See prospectus back cover – Inquiries.)

WRL FREEDOM ELITE

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

HYPOTHETICAL ILLUSTRATIONS

MALE ISSUE AGE 37

SPECIFIED AMOUNT $500,000	ULTIMATE SELECT CLASS
Annual Premium $4,300	Option Type A

Using Current Cost of Insurance Rates

	DEATH BENEFIT Assuming Hypothetical Gross and Net Annual Investment Return of			CASH VALUE Assuming Hypothetical Gross and Net Annual Investment Return of
End of Policy Year	0% (Gross) -.86% (Net)	6% (Gross) 5.14% (Net)	10% (Gross) 9.14% (Net)	0% (Gross) -.86% (Net)	6% (Gross) 5.14% (Net)	10% (Gross) 9.14% (Net)
1	500,000	500,000	500,000	3,356	3,586	3,739
2	500,000	500,000	500,000	6,634	7,305	7,768
3	500,000	500,000	500,000	9,802	11,128	12,075
4	500,000	500,000	500,000	12,857	15,057	16,680
5	500,000	500,000	500,000	15,793	19,086	21,599
6	500,000	500,000	500,000	18,611	23,222	26,860
7	500,000	500,000	500,000	21,245	27,398	32,422
8	500,000	500,000	500,000	23,726	31,648	38,341
9	500,000	500,000	500,000	26,006	35,924	44,599
10	500,000	500,000	500,000	28,142	40,283	51,282
15	500,000	500,000	500,000	36,455	63,234	92,295
20	500,000	500,000	500,000	41,797	90,698	154,817
25	500,000	500,000	500,000	45,884	125,451	252,284
30 (Age 67)	500,000	500,000	500,000	44,284	165,880	403,204
35 (Age 72)	500,000	500,000	719,980	34,549	212,972	637,150
40 (Age 77)	500,000	500,000	1,044,276	12,986	269,133	994,549
45 (Age 82)	*	500,000	1,613,540	*	337,256	1,536,705
50 (Age 87)	*	500,000	2,469,645	*	426,438	2,352,043
55 (Age 92)	*	576,257	3,715,126	*	554,093	3,572,237

	NET SURRENDER VALUE Assuming Hypothetical Gross and Net Annual Investment Return of
End of Policy Year	0% (Gross) -.86% (Net)	6% (Gross) 5.14% (Net)	10% (Gross) 9.14% (Net)	End of Policy Year	0% (Gross) -.86% (Net)	6% (Gross) 5.14% (Net)	10% (Gross) 9.14% (Net)
1	0	0	100	20	41,797	90,698	154,817
2	2,405	3,076	3,539	25	45,884	125,451	252,284
3	5,212	6,538	7,485	30 (Age 67)	44,284	165,880	403,204
4	7,906	10,106	11,728	35 (Age 72)	34,549	212,972	637,150
5	10,480	13,774	16,286	40 (Age 77)	12,986	269,133	994,549
6	12,938	17,548	21,187	45 (Age 82)	*	337,256	1,536,705
7	15,210	21,364	26,387	50 (Age 87)	*	426,438	2,352,043
8	17,330	25,252	31,945	55 (Age 92)	*	554,093	3,572,237
9	19,249	29,167	37,842
10	21,024	33,165	44,164
15	36,455	63,234	92,295

*	In the absence of an additional payment, the Policy would lapse.

WRL FREEDOM ELITE

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

HYPOTHETICAL ILLUSTRATIONS

MALE ISSUE AGE 37

SPECIFIED AMOUNT $500,000	ULTIMATE SELECT CLASS
Annual Premium $4,300	Option Type A

Using Guaranteed Cost of Insurance Rates

	DEATH BENEFIT Assuming Hypothetical Gross and Net Annual Investment Return of			CASH VALUE Assuming Hypothetical Gross and Net Annual Investment Return of
End of Policy Year	0% (Gross) -.86% (Net)	6% (Gross) 5.14% (Net)	10% (Gross) 9.14% (Net)	0% (Gross) -.86% (Net)	6% (Gross) 5.14% (Net)	10% (Gross) 9.14% (Net)
1	500,000	500,000	500,000	3,356	3,586	3,739
2	500,000	500,000	500,000	6,488	7,154	7,614
3	500,000	500,000	500,000	9,503	10,811	11,745
4	500,000	500,000	500,000	12,399	14,557	16,150
5	500,000	500,000	500,000	15,165	18,382	20,840
6	500,000	500,000	500,000	17,803	22,292	25,839
7	500,000	500,000	500,000	20,302	26,276	31,162
8	500,000	500,000	500,000	22,665	30,341	36,838
9	500,000	500,000	500,000	24,876	34,472	42,882
10	500,000	500,000	500,000	26,930	38,665	49,318
15	500,000	500,000	500,000	34,547	60,345	88,416
20	500,000	500,000	500,000	36,451	82,704	143,790
25	500,000	500,000	500,000	28,202	101,518	221,529
30 (Age 67)	500,000	500,000	500,000	1,874	109,438	335,009
35 (Age 72)	*	500,000	580,145	*	91,296	513,403
40 (Age 77)	*	500,000	825,333	*	7,900	786,031
45 (Age 82)	*	*	1,245,195	*	*	1,185,900
50 (Age 87)	*	*	1,841,449	*	*	1,753,761
55 (Age 92)	*	*	2,645,720	*	*	2,543,962

	NET SURRENDER VALUE Assuming Hypothetical Gross and Net Annual Investment Return of
End of Policy Year	0% (Gross) -.86% (Net)	6% (Gross) 5.14% (Net)	10% (Gross) 9.14% (Net)	End of Policy Year	0% (Gross) -.86% (Net)	6% (Gross) 5.14% (Net)	10% (Gross) 9.14% (Net)
1	0	0	100	20	36,451	82,704	143,790
2	2,259	2,925	3,385	25	28,202	101,518	221,529
3	4,913	6,221	7,155	30 (Age 67)	1,874	109,438	335,009
4	7,448	9,606	11,199	35 (Age 72)	*	91,296	513,403
5	9,853	13,070	15,527	40 (Age 77)	*	7,900	786,031
6	12,129	16,618	20,166	45 (Age 82)	*	*	1,185,900
7	14,267	20,241	25,127	50 (Age 87)	*	*	1,753,761
8	16,269	23,945	30,442	55 (Age 92)	*	*	2,543,962
9	18,119	27,714	36,124
10	19,812	31,546	42,199
15	34,547	60,345	88,416

*	In the absence of an additional payment, the Policy would lapse.

Prospectus Back Cover

Personalized Illustrations of Policy Benefits

In order to help you understand how your Policy values could vary over time under different sets of assumptions, we will provide you, without charge and upon request, with certain personalized hypothetical illustrations showing the death benefit, cash surrender value and cash value. These hypothetical illustrations will be based on the age and insurance risk characteristics of the insured persons under your Policy and such factors as the specified amount, death benefit option, premium payment amounts, and hypothetical rates of return (within limits) that you request. The illustrations are not a representation or guarantee of investment returns or cash value. You may request illustrations that reflect the expenses of the portfolios in which you intend to invest.

Inquiries

To learn more about the Policy, you should read the SAI dated the same date as this prospectus. The SAI has been filed with the SEC and is incorporated herein by reference. The table of contents of the SAI is included near the end of this prospectus.

For a free copy of the SAI, for other information about the Policy, and to obtain personalized illustrations, please contact your agent, or our office at:

Western Reserve Life

P.O. Box 5068

Clearwater, Florida 33758-5068

1-800-851-9777

Facsimile: 1-727-299-1620

(Monday - Friday from 8:30 a.m. - 7:00 p.m. Eastern time)

www.westernreserve.com

More information about the Registrant (including the SAI) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room, please contact the SEC at 202-942-8090. You may also obtain copies of reports and other information about the Registrant on the SEC’s website at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, D.C. 20549-0102. The Registrant’s file numbers are listed below.

AFSG serves as the principal underwriter for the Policies. More information about AFSG is available at http://www.nasd.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD, Inc. describing its Public Disclosure Program.

SEC File No. 333-62397/811-4420

PART B

INFORMATION REQUIRED IN A

STATEMENT OF ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2005

WRL FREEDOM ELITE®

issued through

WRL Series Life Account

by

Western Reserve Life Assurance Co. of Ohio

570 Carillon Parkway

St. Petersburg, Florida 33716

1-800-851-9777

(727) 299-1800

This Statement of Additional Information (“SAI”) expands upon subjects discussed in the current prospectus for the WRL Freedom Elite® flexible premium variable life insurance policy offered by Western Reserve Life Assurance Co. of Ohio. You may obtain a copy of the prospectus dated May 1, 2005, by calling 1-800-851-9777 (Monday – Friday from 8:30 a.m. – 7:00 p.m. Eastern time), or by writing to the administrative office at, Western Reserve Life, P.O. Box 5068, Clearwater, Florida 33758-5068. The prospectus sets forth information that a prospective investor should know before investing in a Policy. Terms used in this SAI have the same meanings as in the prospectus for the Policy.

This SAI is not a prospectus and should be read only in conjunction with the prospectuses for the Policy and the AEGON/Transamerica Series Trust – Initial Class, the Fidelity Variable Insurance Products Funds – Service Class 2 Shares and the Access Variable Insurance Trust.

i

Glossary

accounts	The options to which you can allocate your money. The accounts include the fixed account and the subaccounts in the separate account.

attained age	The issue age of the person insured, plus the number of completed years since the Policy date.

Base Policy	The WRL Freedom Elite variable life insurance policy without any supplemental riders.

beneficiary(ies)	The person or persons you select to receive the death benefit from the Policy. You name the primary beneficiary and contingent beneficiaries.

cash value	The sum of your Policy’s value in the subaccounts and the fixed account. If there is a Policy loan outstanding, the cash value includes any amounts held in our fixed account to secure the Policy loan.

death benefit proceeds	The amount we will pay to the beneficiary(ies) on the insured’s death. We will reduce the death benefit proceeds by the amount of any outstanding loan amount and any due and unpaid monthly deductions. We will increase the death benefit proceeds by any interest you paid in advance on the loan for the period between the date of death and the next Policy anniversary.

fixed account	An option to which you may allocate net premiums and cash value. We guarantee that any amounts you allocate to the fixed account will earn interest at a declared rate. The fixed account is part of our general account. New Jersey: the fixed account is not available to you if your Policy was issued in the State of New Jersey.

free-look period	The period during which you may return the Policy and receive a refund as described in the prospectus. The length of the free-look period varies by state. The free-look period is listed in the Policy.

funds	Investment companies which are registered with the U.S. Securities and Exchange Commission. The Policy allows you to invest in the portfolios of the funds through our subaccounts. We reserve the right to add other registered investment companies to the Policy in the future.

in force	While coverage under the Policy is active and the insured’s life remains insured.

initial premium	The amount you must pay before insurance coverage begins under the Policy. The initial premium is shown on the schedule page of your Policy.

insured	The person whose life is insured by the Policy.

issue age	The insured’s age on his or her birthday nearest to the Policy date.

lapse	When life insurance coverage ends because you do not have enough cash value in the Policy to pay the monthly deduction, the surrender charge and any outstanding loan amount, and you have not made a sufficient payment by the end of a grace period.

loan amount	The total amount of all outstanding Policy loans, including both principal and interest due.

loan reserve account	A part of the fixed account to which amounts are transferred as collateral for Policy loans.

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maturity date	The Policy anniversary nearest the insured’s 95th birthday if the insured is living and the Policy is still in force. It is the date when life insurance coverage under this Policy ends. The maturity date may be extended. You may continue coverage, at your option, under the Policy’s extended maturity date benefit provision.

minimum monthly guarantee premium	The amount shown on your Policy schedule page that we use during the no lapse period to determine whether a grace period will begin. We will adjust the minimum monthly guarantee premium if you change death benefit options, decrease the specified amount, or add, increase or decrease a rider, and you may need to pay additional premiums to keep the no lapse period guarantee in effect. We make this determination whenever your net surrender value is not enough to meet monthly deductions.

Monthiversary	This is the day of each month when we determine Policy charges and deduct them from cash value. It is the same date each month as the Policy date. If there is no valuation date in the calendar month that coincides with the Policy date, the Monthiversary is the next valuation date.

monthly deduction	The monthly Policy charge, plus the monthly cost of insurance, plus the monthly charge for any riders added to your Policy, plus, if any, the pro rata decrease charge incurred as a result of a decrease in your specified amount.

net surrender value	The amount we will pay you if you surrender the Policy while it is in force. The net surrender value on the date you surrender is equal to: the cash value, minus any surrender charge, minus any outstanding loan amount, plus any interest you paid in advance on the loan for the period between the date of surrender and the next Policy anniversary.

no lapse date	For a Policy issued to any insured ages 0-60, the no lapse date is either the anniversary on which the insured’s attained age is 65 or the tenth Policy anniversary, whichever is earlier. For a Policy issued to an insured ages 61-80, the no lapse date is the fifth Policy anniversary. The no lapse date is specified in your Policy.

no lapse period	The period of time between the Policy date and the no lapse date during which the Policy will not lapse if certain conditions are met.

NYSE	The New York Stock Exchange.

office	Our administrative office and mailing address is P.O. Box 5068, Clearwater, Florida 33758-5068. Our street address is 570 Carillon Parkway, St. Petersburg, Florida 33716. Our phone number is 1-800-851-9777. Our hours are Monday - Friday from 8:30 a.m. - 7:00 p.m. Eastern time.

planned periodic premium	A premium payment you make in a level amount at a fixed interval over a specified period of time.

Policy date	The date when our underwriting process is complete, full life insurance coverage goes into effect, we begin to make the monthly deductions, and your initial premium is allocated in the WRL Transamerica Money Market subaccount (or as otherwise mandated by state law). The Policy date is shown on the schedule page of your Policy. We measure Policy months, years, and anniversaries from the Policy date.

portfolio	One of the separate investment portfolios of a fund.

premiums	All payments you make under the Policy other than loan repayments.

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pro rata decrease charge	Surrender charge that may be imposed upon a decrease in specified amount during the first 15 Policy years.

record date	The date we record your Policy on our books as an in force Policy, and we allocate your cash value from the WRL Transamerica Money Market Subaccount (or as otherwise mandated by state law) to the accounts you selected on your application.

separate account	The WRL Series Life Account. It is a separate investment account that is divided into subaccounts. We established the separate account to receive and invest net premiums under the Policy and other variable life insurance policies we issue.

specified amount	The minimum death benefit we will pay under the Policy provided the Policy is in force. It is the amount shown on the Policy’s schedule page, unless you decrease the specified amount. In addition, we will reduce the specified amount by the dollar amount of any cash withdrawal if you choose the Option A (level) death benefit.

subaccount	A subdivision of the separate account that invests exclusively in shares of one investment portfolio of a fund.

surrender charge	If, during the first 15 Policy years, you fully surrender the Policy, we will deduct a surrender charge from the cash value.

termination	When the insured’s life is no longer insured under the Policy.

valuation date	Each day the New York Stock Exchange is open for trading. Western Reserve is open for business whenever the New York Stock Exchange is open.

valuation period	The period of time over which we determine the change in the value of the subaccounts. Each valuation period begins at the close of normal trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time on each valuation date) and ends at the close of normal trading of the New York Stock Exchange on the next valuation date.

we, us, our (Western Reserve)	Western Reserve Life Assurance Co. of Ohio.

written notice	The written notice you must sign and send us to request or exercise your rights as owner under the Policy. To be complete, it must: (1) be in a form we accept, (2) contain the information and documentation that we determine we need to take the action you request, and (3) be received at our office.

you, your (owner or policyowner)	The person entitled to exercise all rights as owner under the Policy.

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In order to supplement the description in the prospectus, the following provides additional information about Western Reserve and the Policy, which may be of interest to a prospective purchaser.

The Policy – General Provisions

Ownership Rights

The Policy belongs to the owner named in the application. The owner may exercise all of the rights and options described in the Policy. The owner is the insured unless the application specifies a different person as the insured. If the owner dies before the insured and no contingent owner is named, then ownership of the Policy will pass to the owner’s estate. The owner may exercise certain rights described below.

Changing the Owner	• Change the owner by providing written notice to us at our office at any time while the insured is alive and the Policy is in force.

• Change is effective as of the date that the written notice is accepted by us at our office.

• Changing the owner does not automatically change the beneficiary.

• Changing the owner may have tax consequences. You should consult a tax advisor before changing the owner.

• We are not liable for payments we made before we received the written notice at our office.

Choosing the Beneficiary	• The owner designates the beneficiary (the person to receive the death benefit when the insured dies) in the application.

• If the owner designates more than one beneficiary, then each beneficiary shares equally in any death benefit proceeds unless the beneficiary designation states otherwise.

• If the beneficiary dies before the insured, then any contingent beneficiary becomes the beneficiary.

• If both the beneficiary and contingent beneficiary die before the insured, then the death benefit will be paid to the owner or the owner’s estate upon the insured’s death.

Changing the Beneficiary	• The owner changes the beneficiary by providing written notice to us at our office.

• Change is effective as of the date the owner signs the written notice.

• We are not liable for any payments we made before we received the written notice at our office.

Assigning the Policy	• The owner may assign Policy rights while the insured is alive.

• The owner retains any ownership rights that are not assigned.

• Assignee may not change the owner or the beneficiary, and may not elect or change an optional method of payment. Any amount payable to the assignee will be paid in a lump sum.

• Claims under any assignment are subject to proof of interest and the extent of the assignment.

• We are not:

• bound by any assignment unless we receive a written notice of the assignment at our office;

• responsible for the validity of any assignment;

• liable for any payment we made before we received written notice of the assignment at our office; or

• bound by any assignment which results in adverse tax consequences to the owner, insured(s) or beneficiary(ies).

• Assigning the Policy may have tax consequences. You should consult a tax advisor before assigning the Policy.

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Our Right to Contest the Policy

In issuing the Policy, we rely on all statements made by or for the insured in the application or in a supplemental application. Therefore, if you make any material misrepresentation of a fact in the application (or any supplemental application), then we may contest the Policy’s validity or may resist a claim under the Policy.

In the absence of fraud, we cannot bring any legal action to contest the validity of the Policy after the Policy has been in force during the insured’s lifetime for two years from the Policy date, or if reinstated, for two years from the date of reinstatement.

Suicide Exclusion

If the insured commits suicide, while sane or insane, within two years of the Policy date (or two years from the reinstatement date, if the Policy lapses and is reinstated), the Policy will terminate and our liability is limited to an amount equal to the premiums paid, less any outstanding loan amount, and less any cash withdrawals. We will pay this amount to the beneficiary in one sum.

Misstatement of Age or Gender

If the age or gender of the insured was stated incorrectly in the application or any supplemental application, then the death benefit will be adjusted based on what the cost of insurance charge for the most recent monthly deduction would have purchased based on the insured’s correct age and gender.

Modifying the Policy

Only our President or Secretary may modify the Policy or waive any of our rights or requirements under the Policy. Any modification or waiver must be in writing. No agent may bind us by making any promise not contained in the Policy.

If we modify the Policy, we will provide you notice and we will make appropriate endorsements to the Policy.

Mixed and Shared Funding

In addition to the separate account, shares of the portfolios are also sold to other separate accounts that we (or our affiliates) establish to support variable annuity contracts and variable life insurance policies. It is possible that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the portfolios simultaneously. Neither the funds nor we currently foresee any such disadvantages, either to variable life insurance policyowners or to variable annuity contract owners. However, the funds’ Board of Directors/Trustees will monitor events in order to identify any material conflicts between the interests of such variable life insurance policyowners and variable annuity contract owners, and will determine what action, if any, it should take. Such action could include the sale of portfolio shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in federal income tax laws, or (3) differences in voting instructions between those given by variable life insurance policyowners and those given by variable annuity contract owners.

If a fund’s Board of Directors/Trustees were to conclude that separate funds should be established for variable life insurance and variable annuity separate accounts, Western Reserve will bear the attendant expenses, but variable life insurance policyowners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined fund.

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Addition, Deletion, or Substitution of Portfolios

We do not guarantee that each portfolio will always be available for investment through the Policy. We reserve the right, subject to compliance with applicable law, to add new portfolios, close existing portfolios, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will only add, delete or substitute shares of another portfolio of a fund (or of another open-end, registered investment company) if the shares of a portfolio are no longer available for investment, or if in our judgment further investment in any portfolio would become inappropriate in view of the purposes of the separate account. We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also decide to purchase securities from other portfolios for the separate account. We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the Policy belongs.

We also reserve the right to establish additional subaccounts of the separate account, each of which would invest in a new portfolio of a fund, or in shares of another investment company, with specified investment objectives. We may establish new subaccounts when, in our sole discretion, marketing, tax or investment conditions warrant. We will make any new subaccounts available to existing owners on a basis we determine. We may also eliminate one or more subaccounts for the same reasons as stated above.

In the event of any such substitution or change, we may make such changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If we deem it to be in the best interests of persons having voting rights under the Policies, and when permitted by law, the separate account may be (1) operated as a management company under the 1940 Act, (2) deregistered under the 1940 Act in the event such registration is no longer required, (3) managed under the direction of a committee, or (4) combined with one or more other separate accounts, or subaccounts.

Additional Information

Settlement Options

If you surrender the Policy, you may elect to receive the net surrender value in either a lump sum or as a series of regular income payments under one of the three settlement options described below. In either event, life insurance coverage ends. Also, when the insured dies, the beneficiary may apply the lump sum death benefit proceeds to one of the same settlement options. If the regular payment under a settlement option would be less than $20, we will instead pay the proceeds in one lump sum. We may make other settlement options available in the future.

Once we begin making payments under a settlement option, you or the beneficiary will no longer have any value in the subaccounts or the fixed account. Instead, the only entitlement will be the amount of the regular payment for the period selected under the terms of the settlement option chosen. Depending upon the circumstances, the effective date of a settlement option is the surrender date or the insured’s date of death.

Under any settlement option, the dollar amount of each payment will depend on four things:

•	the amount of the surrender on the surrender date or death benefit proceeds on the insured’s date of death;

•	the interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 3.0%);

•	the mortality tables we use; and

•	the specific payment option(s) you choose.

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Option 1 — Equal Monthly Installments for a Fixed Period	• We will pay the proceeds, plus interest, in equal monthly installments for a fixed period of your choice, but not longer than 240 months.

• We will stop making payments once we have made all the payments for the period selected.

Option 2 — Equal Monthly Installments for Life (Life Income)	At your or the beneficiary’s direction, we will make equal monthly installments:
• only for the life of the payee, at the end of which payments will end; or

• for the longer of the payee’s life, or for 10 years if the payee dies before the end of the first 10 years of payments; or

• for the longer of the payee’s life, or until the total amount of all payments we have made equals the proceeds that were applied to the settlement option.

Option 3 — Equal Monthly Installments for the Life of the Payee and then to a Designated Survivor (Joint and Survivor)	• We will make equal monthly payments during the joint lifetime of two persons, first to a chosen payee, and then to a co-payee, if living, upon the death of the payee.
• Payments to the co-payee, if living, upon the payee’s death will equal either:

• the full amount paid to the payee before the payee’s death; or

• two-thirds of the amount paid to the payee before the payee’s death.

• All payments will cease upon the death of the co-payee.

Additional Information about Western Reserve and the Separate Account

Western Reserve is a stock life insurance company that is wholly-owned by First AUSA Life Insurance Company, which, in turn, is wholly-owned indirectly by AEGON USA, Inc., which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. Western Reserve’s office is located at 570 Carillon Parkway, St. Petersburg, Florida 33716-1202 and the mailing address is P.O. Box 5068, Clearwater, Florida 33758-5068.

Western Reserve was incorporated in 1957 under the laws of Ohio and is subject to regulation by the Insurance Department of the State of Ohio, as well as by the insurance departments of all other states and jurisdictions in which it does business. Western Reserve is licensed to sell insurance in all states (except New York), Puerto Rico, Guam, and in the District of Columbia. Western Reserve submits annual statements on its operations and finances to insurance officials in all states and jurisdictions in which it does business. The Policy described in the prospectus has been filed with, and where required, approved by, insurance officials in those jurisdictions in which it is sold.

Western Reserve established the separate account as a separate investment account under Ohio law in 1985. We own the assets in the separate account and are obligated to pay all benefits under the Policies. The separate account is used to support other life insurance policies of Western Reserve, as well as for other purposes permitted by law. The separate account is registered with the SEC as a unit investment trust under the 1940 Act and qualifies as a “separate account” within the meaning of the federal securities laws.

Western Reserve holds the assets of the separate account physically segregated and apart from the general account. Western Reserve maintains records of all purchases and sales of portfolio shares by each of the subaccounts. A blanket bond was issued to AEGON USA, Inc. (“AEGON USA”) in the aggregate amount of $12 million, covering all of the employees of

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AEGON USA and its affiliates, including Western Reserve. A Stockbrokers Blanket Bond, issued to AEGON U.S.A. Securities, Inc. providing fidelity coverage, covers the activities of registered representatives of AFSG to a limit of $10 million.

Legal Matters

Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities laws. All matters of Ohio law pertaining to the Policy have been passed upon by Steven R. Shepard, Esq., Senior Vice President, Assistant Secretary and General Counsel of Western Reserve.

Variations in Policy Provisions

Certain provisions of the Policy may vary from the descriptions in the prospectus, depending on when and where the Policy was issued, in order to comply with different state laws. These variations may include restrictions on use of the fixed account and different interest rates charged and credited on Policy loans. Please refer to your Policy, since any variations will be included in your Policy or in riders or endorsements attached to your Policy.

Personalized Illustrations of Policy Benefits

In order to help you understand how your Policy values would vary over time under different sets of assumptions, we will provide you with certain personalized illustrations upon request. These will be based on the age and insurance risk characteristics of the insured persons under your Policy and such factors as the specified amount, death benefit option, premium payment amounts, and rates of return (within limits) that you request.

The illustrations are not a representation or guarantee of investment returns or cash value. You may request illustrations that reflect the expenses of the portfolios in which you intend to invest.

Sale of the Policies

We currently offer the Policies on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

AFSG serves as principal underwriter for the Policies. AFSG’s home office is located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. AFSG is an affiliate of Western Reserve and, like Western Reserve, is an indirect, wholly owned subsidiary of AEGON USA. AFSG is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD, Inc. AFSG is not a member of the Securities Investor Protection Corporation.

The Policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with AFSG. Sales representatives are appointed as our insurance agents.

During fiscal years 2004, 2003, and 2002, the amounts paid to AFSG in connection with all Policies sold through the separate account were $85,863,632, $67,236,938, and $82,236,981, respectively. AFSG passes through commissions it receives to selling firms for their sales and does not retain any portion of them. Our parent company provides capital contributions to AFSG and pays for AFSG’s operating and other expenses, including overhead, legal and accounting fees.

We and/or AFSG, TCI or ISI may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the Policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the Policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

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Reports to Owners

At least once each year, or more often as required by law, we will mail to policyowners at their last known address a report showing the following information as of the end of the report period:

•	the current cash value

•	the current net surrender value

•	the current death benefit

•	outstanding loans

•	any activity since the last report

•	projected values

•	investment experience of each subaccount

•	any other information required by law

You may request additional copies of reports, but we may charge a fee for such additional copies. In addition, we will send written confirmations of any premium payments and other financial transactions you request including: changes in specified amount, changes in death benefit option, transfers, partial withdrawals, increases in loan amount, loan interest payments, loan repayments, lapses and reinstatements. We also will send copies of the annual and semi-annual report to shareholders for each portfolio in which you are indirectly invested.

Records

We will maintain all records relating to the separate account and the fixed account.

Independent Registered Public Accounting Firm

The financial statements of the separate account at December 31, 2004 and for the periods disclosed in the financial statements, and the financial statements and schedules of Western Reserve at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309, independent registered public accounting firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

Experts

Actuarial matters included in this SAI have been examined by Lorne Schinbein, Vice President and Managing Actuary of Western Reserve, located at 570 Carillon Parkway, St. Petersburg, Florida 33716, as stated in the opinion filed as an exhibit to the registration statement.

Financial Statements

Western Reserve’s financial statements and schedules, which include the Report of Independent Registered Public Accounting Firm, appear on the following pages. These financial statements and schedules should be distinguished from the separate account’s financial statements and you should consider these financial statements and schedules only as bearing upon Western Reserve’s ability to meet our obligations under the Policies. You should not consider our financial statements and schedules as bearing upon the investment performance of the assets held in the separate account.

Western Reserve’s financial statements and schedules at December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, have been prepared on the basis of statutory accounting principles rather than U.S. generally accepted accounting principles.

The separate account’s financial statements, which include the Report of Independent Registered Public Accounting Firm, also appear on the following pages.

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Underwriters

Underwriting Standards

This Policy uses mortality tables that distinguish between men and women. As a result, the Policy pays different benefits to men and women of the same age. Montana prohibits our use of actuarial tables that distinguish between males and females to determine premiums and policy benefits for policies issued on the lives of its residents. Therefore, we will base the premiums and benefits in Policies that we issue in Montana, to insure residents of that state, on actuarial tables that do not differentiate on the basis of gender.

Your cost of insurance charge will depend on the insured’s rate class. We currently place insureds into the following rate classes:

•	ultimate select, non-tobacco use;

•	select, non-tobacco use;

•	ultimate standard, tobacco use;

•	standard, tobacco use; and

•	juvenile – under age 18.

We also place insureds in various sub-standard rate classes, which involve a higher mortality risk and higher charges. We generally charge higher rates for insureds who use tobacco. We currently charge lower cost of insurance rates for insureds who are in an “ultimate class.” An ultimate class is only available if our underwriting guidelines require you to take a blood test because of the specified amount you have chosen. For Policies with a specified amount of $1,000,000 or more, we generally charge a lower rate.

IMSA

We are a member of the Insurance Marketplace Standards Association (“IMSA”). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at 240-497-2900.

Performance Data

Other Performance Data in Advertising Sales Literature

We may compare each subaccount’s performance to the performance of:

•	other variable life issuers in general;

•	variable life insurance policies which invest in mutual funds with similar investment objectives and policies, as reported by Lipper Analytical Services, Inc. (“Lipper”) and Morningstar, Inc. (“Morningstar”); and other services, companies, individuals, or industry or financial publications (e.g., Forbes, Money, The Wall Street Journal, Business Week, Barron’s, Kiplinger’s Personal Finance, and Fortune);

•	Lipper and Morningstar rank variable annuity contracts and variable life policies. Their performance analysis ranks such policies and contracts on the basis of total return, and assumes reinvestment of distributions; but it does not show sales charges, redemption fees or certain expense deductions at the separate account level.

•	the Standard & Poor’s Index of 500 Common Stocks, or other widely recognized indices;

•	unmanaged indices may assume the reinvestment of dividends, but usually do not reflect deductions for the expenses of operating or managing an investment portfolio; or

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•	other types of investments, such as:

•	certificates of deposit;

•	savings accounts and U.S. Treasuries;

•	certain interest rate and inflation indices (e.g., the Consumer Price Index); or

•	indices measuring the performance of a defined group of securities recognized by investors as representing a particular segment of the securities markets (e.g., Donoghue Money Market Institutional Average, Lehman Brothers Corporate Bond Index, or Lehman Brothers Government Bond Index).

Western Reserve’s Published Ratings

We may publish in advertisements, sales literature, or reports we send to you the ratings and other information that an independent ratings organization assigns to us. These organizations include: A.M. Best Company, Moody’s Investors Service, Inc., Standard & Poor’s Insurance Rating Services, and Fitch Ratings. These ratings are opinions regarding an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms. These ratings do not apply to the separate account, the subaccounts, the funds or their portfolios, or to their performance.

Index to Financial Statements

WRL Series Life Account:
Report of Independent Registered Public Accounting Firm, dated March 4, 2005
Statements of Assets and Liabilities at December 31, 2004
Statements of Operations for the year ended December 31, 2004
Statements of Changes in Net Assets for the years ended December 31, 2004 and 2003
Notes to the Financial Statements

Western Reserve Life Assurance Co. of Ohio
Report of Independent Registered Public Accounting Firm, dated February 18, 2005
Balance Sheets Statutory-Basis at December 31, 2004 and 2003
Statements of Operations Statutory-Basis for the years ended December 31, 2004, 2003 and 2002
Statements of Changes in Capital and Surplus Statutory-Basis for the years ended December 31, 2004, 2003 and 2002
Statements of Cash Flow Statutory-Basis for the years ended December 31, 2004, 2003 and 2002
Notes to Financial Statements—Statutory-Basis
Statutory-Basis Financial Statement Schedules

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners
of the WRL Series Life Account

Western Reserve Life Assurance Company of Ohio

We have audited the accompanying statements of assets and liabilities of each of the subaccounts constituting the WRL Series Life Account (the Separate Account, a separate account of Western Reserve Life Assurance Co. of Ohio) as of December 31, 2004, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the WRL Series Life Account at December 31, 2004, and the results of their operations and changes in net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

Des Moines, Iowa

March 4, 2005

0504-0631814

F-1

WRL Series Life Account

Statements of Assets and Liabilities

At December 31, 2004

(all amounts except per unit amounts in thousands)

	WRL Transamerica Money Market Subaccount	WRL AEGON Bond Subaccount	WRL Janus Growth Subaccount	WRL Templeton Great Companies Global Subaccount	WRL Van Kampen Emerging Growth Subaccount

Assets:

Investment in securities:

Number of shares	44,977	4,174	18,541	14,837	17,644

Cost	$44,977	$50,450	$886,758	$354,768	$430,624

Investment, at net asset value	$44,977	$51,051	$646,907	$262,463	$314,940

Dividend receivable	0	0	0	0	0

Transfers receivable from depositor	0	0	0	0	0

Total assets.	44,977	51,051	646,907	262,463	314,940

Liabilities:

Accrued expenses	0	0	0	0	0

Transfers payable to depositor	130	1	45	155	64

Total liabilities	130	1	45	155	64

Net assets	$44,847	$51,050	$646,862	$262,308	$314,876

Net Assets Consists of:

Policy owners’ equity:

Class A	$44,155	$50,801	$646,554	$262,144	$314,746

Class B	692	249	308	164	130

Depositor’s equity:

Class A	0	0	0	0	0

Class B	0	0	0	0	0

Net assets applicable to units outstanding	$44,847	$51,050	$646,862	$262,308	$314,876

Policy owners’ units:

Class A	2,317	1,680	8,513	11,139	9,370

Class B	69	24	26	14	12

Depositor’s units:

Class A	0	0	0	0	0

Class B	0	0	0	0	0

Total units outstanding:

Class A	2,317	1,680	8,513	11,139	9,370

Class B	69	24	26	14	12

Accumulation unit value:

Class A	$19.05	$30.24	$75.95	$23.53	$33.59

Class B	10.02	10.48	12.05	11.54	10.73

See accompanying notes.

F-2

WRL Series Life Account

Statements of Assets and Liabilities

At December 31, 2004

(all amounts except per unit amounts in thousands)

	WRL Federated Growth & Income Subaccount	WRL Transamerica Value Balanced Subaccount	WRL Mercury Large Cap Value Subaccount	WRL American Century International Subaccount	WRL Third Avenue Value Subaccount

Assets:

Investment in securities:

Number of shares	6,551	11,517	2,526	3,750	3,909

Cost	$97,283	$148,395	$34,118	$27,438	$58,478

Investment, at net asset value	$115,234	$155,249	$43,380	$32,291	$82,012

Dividend receivable	0	0	0	0	0

Transfers receivable from depositor	0	0	9	45	108

Total assets	115,234	155,249	43,389	32,336	82,120

Liabilities:

Accrued expenses	0	0	0	0	0

Transfers payable to depositor	91	16	0	0	0

Total liabilities	91	16	0	0	0

Net assets	$115,143	$155,233	$43,389	$32,336	$82,120

Net Assets Consists of:

Policy owners’ equity:

Class A	$114,445	$155,166	$43,341	$32,336	$81,710

Class B	698	67	48	0	410

Depositor’s equity:

Class A	0	0	0	0	0

Class B	0	0	0	0	0

Net assets applicable to units outstanding	$115,143	$155,233	$43,389	$32,336	$82,120

Policy owners’ units:

Class A	3,679	7,579	2,160	3,119	3,717

Class B	60	6	4	0	32

Depositor’s units:

Class A	0	0	0	0	0

Class B	0	0	0	0	0

Total units outstanding:

Class A	3,679	7,579	2,160	3,119	3,717

Class B	60	6	4	0	32

Accumulation unit value:

Class A	$31.11	$20.47	$20.06	$10.37	$21.99

Class B	11.67	11.31	12.82	n/a	13.00

See accompanying notes.

F-3

WRL Series Life Account

Statements of Assets and Liabilities

At December 31, 2004

(all amounts except per unit amounts in thousands)

	WRL Clarion Real Estate Securities Subaccount	WRL Marsico Growth Subaccount	WRL Munder Net50 Subaccount	WRL T. Rowe Price Equity Income Subaccount	WRL T. Rowe Price Small Cap Subaccount

Assets:

Investment in securities:

Number of shares	2,425	1,476	1,600	765	1,898

Cost	$32,602	$11,611	$11,952	$14,084	$19,698

Investment, at net asset value	$46,439	$14,068	$15,285	$16,302	$23,438

Dividend receivable	0	0	0	0	0

Transfers receivable from depositor	137	4	0	16	18

Total assets	46,576	14,072	15,285	16,318	23,456

Liabilities:

Accrued expenses	0	0	0	0	0

Transfers payable to depositor	0	0	26	0	0

Total liabilities	0	0	26	0	0

Net assets	$46,576	$14,072	$15,259	$16,318	$23,456

Net Assets Consists of:

Policy owners’ equity:

Class A	$46,253	$13,931	$15,079	$16,183	$23,211

Class B	323	141	180	135	245

Depositor’s equity:

Class A	0	0	0	0	0

Class B	0	0	0	0	0

Net assets applicable to units outstanding	$46,576	$14,072	$15,259	$16,318	$23,456

Policy owners’ units:

Class A	2,231	1,556	1,640	1,484	2,119

Class B	22	13	15	11	22

Depositor’s units:

Class A	0	0	0	0	0

Class B	0	0	0	0	0

Total units outstanding:

Class A	2,231	1,556	1,640	1,484	2,119

Class B	22	13	15	11	22

Accumulation unit value:

Class A	$20.74	$8.95	$9.19	$10.91	$10.95

Class B	14.38	11.25	11.60	12.23	11.31

See accompanying notes.

F-4

WRL Series Life Account

Statements of Assets and Liabilities

At December 31, 2004

(all amounts except per unit amounts in thousands)

	WRL Salomon All Cap Subaccount	WRL J.P. Morgan Mid Cap Value Subaccount	WRL Great Companies- AmericaSM Subaccount	WRL Great Companies- TechnologySM Subaccount	WRL Asset Allocation- Conservative Portfolio Subaccount

Assets:

Investment in securities:

Number of shares	3,500	1,246	7,252	3,169	1,530

Cost	$44,032	$14,605	$78,513	$11,163	$15,727

Investment, at net asset value	$49,765	$18,455	$71,719	$13,594	$18,422

Dividend receivable	0	0	0	0	0

Transfers receivable from depositor	34	5	0	0	66

Total assets	49,799	18,460	71,719	13,594	18,488

Liabilities:

Accrued expenses	0	0	0	0	0

Transfers payable to depositor	0	0	3	16	0

Total liabilities	0	0	3	16	0

Net assets	$49,799	$18,460	$71,716	$13,578	$18,488

Net Assets Consists of:

Policy owners’ equity:

Class A	$49,548	$18,393	$71,602	$13,473	$18,291

Class B	251	38	114	105	197

Depositor’s equity:

Class A	0	0	0	0	0

Class B	0	29	0	0	0

Net assets applicable to units outstanding	$49,799	$18,460	$71,716	$13,578	$18,488

Policy owners’ units:

Class A	3,611	1,330	7,430	3,275	1,528

Class B	22	3	11	10	18

Depositor’s units:

Class A	0	0	0	0	0

Class B	0	3	0	0	0

Total units outstanding:

Class A	3,611	1,330	7,430	3,275	1,528

Class B	22	6	11	10	18

Accumulation unit value:

Class A	$13.72	$13.83	$9.64	$4.11	$11.97

Class B	11.52	11.52	10.71	11.10	11.31

See accompanying notes.

F-5

WRL Series Life Account

Statements of Assets and Liabilities

At December 31, 2004

(all amounts except per unit amounts in thousands)

	WRL Asset Allocation- Moderate Portfolio Subaccount	WRL Asset Allocation- Moderate Growth Portfolio Subaccount	WRL Asset Allocation- Growth Portfolio Subaccount	WRL PIMCO Total Return Subaccount	WRL Transamerica Balanced Subaccount

Assets:

Investment in securities:

Number of shares	4,375	11,501	9,068	925	319

Cost	$43,864	$117,233	$92,615	$9,906	$3,191

Investment, at net asset value	$52,934	$140,080	$109,363	$10,282	$3,761

Dividend receivable	0	0	0	0	0

Transfers receivable from depositor	119	48	95	0	0

Total assets	53,053	140,128	109,458	10,282	3,761

Liabilities:

Accrued expenses	0	0	0	0	0

Transfers payable to depositor	0	0	0	9	2

Total liabilities	0	0	0	9	2

Net assets	$53,053	$140,128	$109,458	$10,273	$3,759

Net Assets Consists of:

Policy owners’ equity:

Class A	$49,873	$130,542	$102,006	$10,074	$3,697

Class B	3,180	9,586	7,452	199	62

Depositor’s equity:

Class A	0	0	0	0	0

Class B	0	0	0	0	0

Net assets applicable to units outstanding	$53,053	$140,128	$109,458	$10,273	$3,759

Policy owners’ units:

Class A	4,169	10,869	8,563	886	315

Class B	276	810	622	19	6

Depositor’s units:

Class A	0	0	0	0	0

Class B	0	0	0	0	0

Total units outstanding:

Class A	4,169	10,869	8,563	886	315

Class B	276	810	622	19	6

Accumulation unit value:

Class A	$11.96	$12.01	$11.91	$11.37	$11.73

Class B	11.54	11.84	11.99	10.51	11.44

See accompanying notes.

F-6

WRL Series Life Account

Statements of Assets and Liabilities

At December 31, 2004

(all amounts except per unit amounts in thousands)

	WRL Transamerica Convertible Securities Subaccount	WRL Transamerica Equity Subaccount	WRL Transamerica Growth Opportunities Subaccount	WRL Capital Guardian Value Subaccount	WRL Transamerica Small/Mid Cap Value Subaccount

Assets:

Investment in securities:

Number of shares	217	12,407	3,361	112	44

Cost	$2,361	$311,748	$58,767	$1,912	$681

Investment, at net asset value	$2,662	$259,065	$49,277	$2,266	$741

Dividend receivable	0	0	0	0	0

Transfers receivable from depositor	7	33	0	1	0

Total assets	2,669	259,098	49,277	2,267	741

Liabilities:

Accrued expenses	0	0	0	0	0

Transfers payable to depositor	0	0	25	1	29

Total liabilities	0	0	25	1	29

Net assets	$2,669	$259,098	$49,252	$2,266	$712

Net Assets Consists of:

Policy owners’ equity:

Class A	$2,459	$258,530	$48,945	$2,172	$618

Class B	210	568	307	94	65

Depositor’s equity:

Class A	0	0	0	0	0

Class B	0	0	0	0	29

Net assets applicable to units outstanding	$2,669	$259,098	$49,252	$2,266	$712

Policy owners’ units:

Class A	193	20,304	4,114	178	54

Class B	18	47	25	7	5

Depositor’s units:

Class A	0	0	0	0	0

Class B	0	0	0	0	3

Total units outstanding:

Class A	193	20,304	4,114	178	54

Class B	18	47	25	7	8

Accumulation unit value:

Class A	$12.74	$12.73	$11.90	$12.20	$11.45

Class B	11.54	12.05	12.14	12.52	11.46

See accompanying notes.

F-7

WRL Series Life Account

Statements of Assets and Liabilities

At December 31, 2004

(all amounts except per unit amounts in thousands)

	WRL Transamerica U.S. Government Securities Subaccount	WRL J.P. Morgan Enhanced Index Subaccount	WRL MFS High Yield Subaccount	WRL Capital Guardian U.S. Equity Subaccount	Access U.S. Government Money Market Portfolio Subaccount

Assets:

Investment in securities:

Number of shares	50	84	34	126	3,499

Cost	$618	$993	$344	$1,198	$3,499

Investment, at net asset value	$617	$1,174	$357	$1,390	$3,500

Dividend receivable	0	0	0	0	0

Transfers receivable from depositor	0	1	0	0	0

Total assets	617	1,175	357	1,390	3,500

Liabilities:

Accrued expenses	0	0	0	0	0

Transfers payable to depositor	63	0	0	0	621

Total liabilities	63	0	0	0	621

Net assets	$554	$1,175	$357	$1,390	$2,879

Net Assets Consists of:

Policy owners’ equity:

Class A	$446	$1,088	$313	$1,390	$2,748

Class B	82	58	16	0	106

Depositor’s equity:

Class A	0	0	0	0	0

Class B	26	29	28	0	25

Net assets applicable to units outstanding	$554	$1,175	$357	$1,390	$2,879

Policy owners’ units:

Class A	41	95	26	118	279

Class B	8	5	1	0	11

Depositor’s units:

Class A	0	0	0	0	0

Class B	3	3	3	0	3

Total units outstanding:

Class A	41	95	26	118	279

Class B	11	8	4	0	14

Accumulation unit value:

Class A	$10.93	$11.41	$11.86	$11.83	$9.85

Class B	10.35	11.76	11.26	n/a	9.91

See accompanying notes.

F-8

WRL Series Life Account

Statements of Assets and Liabilities

At December 31, 2004

(all amounts except per unit amounts in thousands)

	Potomac Dow 30 Plus Portfolio Subaccount	Potomac OTC Plus Portfolio Subaccount	Wells S&P REIT Index Portfolio Subaccount	Potomac Mid Cap Plus Portfolio Subaccount	Potomac Small Cap Plus Portfolio Subaccount

Assets:

Investment in securities:

Number of shares	163	574	47	3	3

Cost	$1,946	$6,489	$665	$30	$33

Investment, at net asset value	$2,003	$6,486	$726	$34	$33

Dividend receivable	0	0	0	0	0

Transfers receivable from depositor	0	0	1	0	634

Total assets	2,003	6,486	727	34	667

Liabilities:

Accrued expenses	0	0	0	0	0

Transfers payable to depositor	9	6	0	0	0

Total liabilities	9	6	0	0	0

Net assets	$1,994	$6,480	$727	$34	$667

Net Assets Consists of:

Policy owners’ equity:

Class A	$1,952	$6,442	$667	$6	$636

Class B	14	9	26	0	0

Depositor’s equity:

Class A	0	0	0	28	31

Class B	28	29	34	0	0

Net assets applicable to units outstanding	$1,994	$6,480	$727	$34	$667

Policy owners’ units:

Class A	157	461	43	1	51

Class B	1	1	2	0	0

Depositor’s units:

Class A	0	0	0	2	3

Class B	3	3	3	0	0

Total units outstanding:

Class A	157	461	43	3	54

Class B	4	4	5	0	0

Accumulation unit value:

Class A	$12.47	$13.97	$15.49	$11.41	$12.42

Class B	11.12	11.46	13.40	n/a	n/ a

See accompanying notes.

F-9

WRL Series Life Account

Statements of Assets and Liabilities

At December 31, 2004

(all amounts except per unit amounts in thousands)

	Potomac U.S./Short Portfolio Subaccount	Fidelity VIP Growth Opportunities Portfolio Subaccount	Fidelity VIP Contrafund® Portfolio Subaccount	Fidelity VIP Equity-Income Portfolio Subaccount	Fidelity VIP Index 500 Portfolio Subaccount

Assets:

Investment in securities:

Number of shares	4	225	572	501	4

Cost	$30	$3,086	$11,832	$10,574	$557

Investment, at net asset value	$30	$3,591	$15,077	$12,575	$589

Dividend receivable	0	0	0	0	0

Transfers receivable from depositor	0	1	5	6	0

Total assets	30	3,592	15,082	12,581	589

Liabilities:

Accrued expenses	0	0	0	0	0

Transfers payable to depositor	0	0	0	0	29

Total liabilities	0	0	0	0	29

Net assets	$30	$3,592	$15,082	$12,581	$560

Net Assets Consists of:

Policy owners’ equity:

Class A	$10	$3,592	$15,082	$12,581	$263

Class B	0	0	0	0	297

Depositor’s equity:

Class A	20	0	0	0	0

Class B	0	0	0	0	0

Net assets applicable to units outstanding	$30	$3,592	$15,082	12,581	560

Policy owners’ units:

Class A	1	472	1,426	1,045	24

Class B	0	0	0	0	26

Depositor’s units:

Class A	3	0	0	0	0

Class B	0	0	0	0	0

Total units outstanding:

Class A	4	472	1,426	1,045	24

Class B	0	0	0	0	26

Accumulation unit value:

Class A	$8.02	$7.61	$10.58	$12.04	$10.98

Class B	n/a	n/a	n/a	n/a	11.60

See accompanying notes.

F-10

WRL Series Life Account

Statements of Operations

For the Year Ended December 31, 2004

(all amounts in thousands)

	WRL Transamerica Money Market Subaccount	WRL AEGON Bond Subaccount	WRL Janus Growth Subaccount	WRL Templeton Great Companies Global Subaccount	WRL Van Kampen Emerging Growth Subaccount

Investment Income:

Dividend income	$519	$3,511	$0	$0	$0

Total Investment Income	519	3,511	0	0	0

Expenses:

Mortality and expense risk:

Class A	471	466	5,411	2,247	2,734

Class B	4	0	1	1	0

Total expenses	475	466	5,412	2,248	2,734

Net investment income (loss)	44	3,045	(5,412)	(2,248)	(2,734)

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities	0	350	(29,667)	(11,686)	(13,817)

LT realized gain distributions	0	192	0	0	0

Change in unrealized appreciation (depreciation)	0	(1,753)	118,108	33,743	34,811

Net gain (loss) on investment securities	0	(1,211)	88,441	22,057	20,994

Net increase (decrease) in net assets resulting from operations	$44	$1,834	$83,029	$19,809	$18,260

	WRL Federated Growth & Income Subaccount	WRL Transamerica Value Balanced Subaccount	WRL Mercury Large Cap Value Subaccount	WRL American Century International Subaccount	WRL Third Avenue Value Subaccount

Investment Income:

Dividend income	$4,294	$1,783	$1,124	$0	$437

Total Investment Income	4,294	1,783	1,124	0	437

Expenses:

Mortality and expense risk:

Class A	945	1,089	350	251	586

Class B	2	1	0	0	1

Total expenses	947	1,090	350	251	587

Net investment income (loss)	3,347	693	774	(251)	(150)

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities	936	(260)	544	116	505

LT realized gain distributions	1,698	0	0	0	0

Change in unrealized appreciation (depreciation)	2,622	13,030	5,018	3,838	14,310

Net gain (loss) on investment securities	5,256	12,770	5,562	3,954	14,815

Net increase (decrease) in net assets resulting from operations	$8,603	$13,463	$6,336	$3,703	$14,665

See accompanying notes.

F-11

WRL Series Life Account

Statements of Operations

For the Year Ended December 31, 2004

(all amounts in thousands)

	WRL Clarion Real Estate Securities Subaccount	WRL Marsico Growth Subaccount	WRL Munder Net50 Subaccount	WRL T. Rowe Price Equity Income Subaccount	WRL T. Rowe Price Small Cap Subaccount

Investment Income:

Dividend income	$964	$0	$0	$220	$0

Total Investment Income	964	0	0	220	0

Expenses:

Mortality and expense risk:

Class A	307	104	124	105	172

Class B	1	1	1	1	1

Total expenses	308	105	125	106	173

Net investment income (loss)	656	(105)	(125)	114	(173)

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities	1,020	159	725	44	444

LT realized gain distributions	497	0	0	32	0

Change in unrealized appreciation (depreciation)	7,923	1,369	1,079	1,571	1,552

Net gain (loss) on investment securities	9,440	1,528	1,804	1,647	1,996

Net increase (decrease) in net assets resulting from operations	$10,096	$1,423	$1,679	$1,761	$1,823

		WRL Salomon All Cap Subaccount	WRL J.P. Morgan Mid Cap Value Subaccount	WRL Great Companies- AmericaSM Subaccount	WRL Great Companies- TechnologySM Subaccount

Investment Income:

Dividend income		$103	$6	$423	$0

Total Investment Income		103	6	423	0

Expenses:

Mortality and expense risk:

Class A		409	145	588	123

Class B		1	0	0	0

Total expenses		410	145	588	123

Net investment income (loss)		(307)	(139)	(165)	(123)

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities		183	314	(1,340)	508

LT realized gain distributions		0	0	0	0

Change in unrealized appreciation (depreciation)		3,694	1,962	2,207	503

Net gain (loss) on investment securities		3,877	2,276	867	1,011

Net increase (decrease) in net assets resulting from operations		$3,570	$2,137	$702	$888

See accompanying notes.

F-12

WRL Series Life Account

Statements of Operations

For the Year Ended December 31, 2004

(all amounts in thousands)

	WRL Asset Allocation- Conservative Portfolio Subaccount	WRL Asset Allocation- Moderate Portfolio Subaccount	WRL Asset Allocation- Moderate Growth Portfolio Subaccount	WRL Asset Allocation- Growth Portfolio Subaccount	WRL PIMCO Total Return Subaccount

Investment Income:
Dividend income	$206	$432	$786	$693	$272

Total Investment Income	206	432	786	693	272
Expenses:
Mortality and expense risk:
Class A	140	363	866	633	86
Class B	1	8	22	17	1

Total expenses	141	371	888	650	87

Net investment income (loss)	65	61	(102)	43	185

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investment securities	402	374	583	245	112
LT realized gain distributions	64	50	71	61	23
Change in unrealized appreciation (depreciation)	878	4,088	13,258	10,736	(15)

Net gain (loss) on investment securities	1,344	4,512	13,912	11,042	120

Net increase (decrease) in net assets resulting from operations	$1,409	$4,573	$13,810	$11,085	$305

	WRL Transamercia Balanced Subaccount	WRL Transamerica Convertible Securities Subaccount	WRL Transamerica Equity Subaccount	WRL Transamerica Growth Opportunities Subaccount	WRL Capital Guardian Value Subaccount

Investment Income:
Dividend income	$43	$133	$0	$0	$16

Total Investment Income	43	133	0	0	16
Expenses:
Mortality and expense risk:
Class A	30	20	1,446	276	13
Class B	0	1	1	1	0

Total expenses	30	21	1,447	277	13

Net investment income (loss)	13	112	(1,447)	(277)	3

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investment securities	72	83	(3,930)	68	51
LT realized gain distributions	19	0	0	0	0
Change in unrealized appreciation (depreciation)	249	79	34,627	4,386	215

Net gain (loss) on investment securities	340	162	30,697	4,454	266

Net increase (decrease) in net assets resulting from operations	$353	$274	$29,250	$4,177	$269

See accompanying notes.

F-13

WRL Series Life Account

Statements of Operations

For the Year Ended December 31, 2004

(all amounts in thousands)

	WRL Transamerica Small/Mid Cap Value Subaccount	WRL Transamerica U.S. Government Securities Subaccount	WRL J.P. Morgan Enhanced Index Subaccount	WRL MFS High Yield Subaccount(1)	WRL Capital Guardian U.S. Equity Subaccount

Investment Income:
Dividend income	$0	$17	$8	$14	$3

Total Investment Income	0	17	8	14	3
Expenses:
Mortality and expense risk:
Class A	1	4	8	2	11
Class B	1	0	1	0	0

Total expenses	2	4	9	2	11

Net investment income (loss)	(2)	13	(1)	12	(8)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investment securities	2	(1)	49	18	45
LT realized gain distributions	0	2	0	0	0
Change in unrealized appreciation (depreciation)	60	(3)	42	(8)	73

Net gain (loss) on investment securities	62	(2)	91	10	118

Net increase (decrease) in net assets resulting from operations	$60	$11	$90	$22	$110

		Access U.S. Government Money Market Portfolio Subaccount(1)	Potomac Dow 30 Plus Portfolio Subaccount(1)	Potomac OTC Plus Portfolio Subaccount(1)	Wells S&P REIT Index Portfolio Subaccount(1)

Investment Income:
Dividend income		$0	$11	$593	$1

Total Investment Income		0	11	593	1
Expenses:
Mortality and expense risk:
Class A		64	7	39	3
Class B		0	0	0	0

Total expenses		64	7	39	3

Net investment income (loss)		(64)	4	554	(2)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investment securities		0	24	(460)	50
LT realized gain distributions		0	25	186	0
Change in unrealized appreciation (depreciation)		0	44	(241)	59

Net gain (loss) on investment securities		0	93	(515)	109

Net increase (decrease) in net assets resulting from operations		$(64)	$97	$39	$107

See accompanying notes.

F-14

WRL Series Life Account

Statements of Operations

For the Year Ended December 31, 2004

(all amounts in thousands)

		Potomac Mid Cap Plus Portfolio Subaccount	Potomac Small Cap Plus Portfolio Subaccount	Potomac U.S./Short Portfolio Subaccount

Investment Income:

Dividend income		$0	$0	$0

Total Investment Income		0	0	0

Expenses:

Mortality and expense risk:

Class A		0	0	0

Class B		0	0	0

Total expenses		0	0	0

Net investment income (loss)		0	0	0

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities		(2)	19	(10)

LT realized gain distributions		0	0	0

Change in unrealized appreciation (depreciation)		4	0	0

Net gain (loss) on investment securities		2	19	(10)

Net increase (decrease) in net assets resulting from operations		$2	$19	$(10)

	Fidelity VIP Growth Opportunities Portfolio Subaccount	Fidelity VIP Contrafund® Portfolio Subaccount	Fidelity VIP Equity-Income Portfolio Subaccount	Fidelity VIP Index 500 Portfolio Subaccount(1)

Investment Income:

Dividend income	$10	$24	$156	$0

Total Investment Income	10	24	156	0

Expenses:

Mortality and expense risk:

Class A	29	112	104	1

Class B	0	0	0	0

Total expenses	29	112	104	1

Net investment income (loss)	(19)	(88)	52	(1)

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities	97	217	162	8

LT realized gain distributions	0	0	41	0

Change in unrealized appreciation (depreciation)	116	1,611	858	30

Net gain (loss) on investment securities	213	1,828	1,061	38

Net increase (decrease) in net assets resulting from operations	$194	$1,740	$1,113	$37

See accompanying notes.

F-15

WRL Series Life Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Transamerica Money Market Subaccount		WRL AEGON Bond Subaccount		WRL Janus Growth Subaccount
	December 31,		December 31,		December 31,
	2004	2003	2004	2003	2004	2003

Operations:

Net investment income (loss)	$44	$(70)	$3,045	$2,191	$(5,412)	$(4,796)

Net gain (loss) on investment securities	0	0	(1,211)	(168)	88,441	148,521

Net increase (decrease) in net assets resulting from operations	44	(70)	1,834	2,023	83,029	143,725

Capital Unit Transactions:

Proceeds from units sold (transferred)	757	(15,163)	2,879	1,648	57,430	73,257

Less cost of units redeemed:

Administrative charges	5,645	7,684	4,932	6,124	56,470	61,192

Policy loans	1,729	1,160	375	492	3,297	848

Surrender benefits	6,644	10,881	3,055	3,311	32,804	26,849

Death benefits	73	293	146	209	1,816	1,306

	14,091	20,018	8,508	10,136	94,387	90,195

Increase (decrease) in net assets from capital unit transactions	(13,334)	(35,181)	(5,629)	(8,488)	(36,957)	(16,938)

Net increase (decrease) in net assets	(13,290)	(35,251)	(3,795)	(6,465)	46,072	126,787

Depositor’s equity contribution (net redemption)	(25)	25	(26)	25	(30)	25

Net Assets:

Beginning of period	58,162	93,388	54,871	61,311	600,820	474,008

End of period	$44,847	$58,162	$51,050	$54,871	$646,862	$600,820

See accompanying notes.

F-16

WRL Series Life Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Templeton Great Companies Global Subaccount		WRL Van Kampen Emerging Growth Subaccount		WRL Federated Growth & Income Subaccount
	December 31,		December 31,		December 31,
	2004	2003	2004	2003	2004	2003

Operations:

Net investment income (loss)	$(2,248)	$(2,001)	$(2,734)	$(2,519)	$3,347	$2,971

Net gain (loss) on investment securities	22,057	48,192	20,994	69,507	5,256	17,673

Net increase (decrease) in net assets resulting from operations	19,809	46,191	18,260	66,988	8,603	20,644

Capital Unit Transactions:

Proceeds from units sold (transferred)	31,245	23,498	30,777	43,552	19,418	15,781

Less cost of units redeemed:

Administrative charges	23,324	25,124	29,105	31,908	8,616	8,435

Policy loans	1,931	811	2,111	865	423	497

Surrender benefits	13,800	11,470	16,469	14,274	6,011	4,312

Death benefits	360	377	494	432	95	122

	39,415	37,782	48,179	47,479	15,145	13,366

Increase (decrease) in net assets from capital unit transactions	(8,170)	(14,284)	(17,402)	(3,927)	4,273	2,415

Net increase (decrease) in net assets	11,639	31,907	858	63,061	12,876	23,059

Depositor’s equity contribution (net redemption)	(28)	25	(27)	25	(27)	25

Net Assets:

Beginning of period	250,697	218,765	314,045	250,959	102,294	79,210

End of period	$262,308	$250,697	$314,876	$314,045	$115,143	$102,294

See accompanying notes.

F-17

WRL Series Life Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Transamerica Value Balanced Subaccount		WRL Mercury Large Cap Value Subaccount		WRL American Century International Subaccount
	December 31,		December 31,		December 31,
	2004	2003	2004	2003	2004	2003

Operations:

Net investment income (loss)	$693	$1,293	$774	$(21)	$(251)	$(159)

Net gain (loss) on investment securities	12,770	9,081	5,562	8,383	3,954	5,357

Net increase (decrease) in net assets resulting from operations	13,463	10,374	6,336	8,362	3,703	5,198

Capital Unit Transactions:

Proceeds from units sold (transferred)	96,655	7,399	4,110	4,373	7,079	16,269

Less cost of units redeemed:

Administrative charges	10,581	6,251	2,993	3,107	2,748	2,329

Policy loans	761	428	305	139	239	127

Surrender benefits	7,040	2,943	1,802	1,563	1,517	900

Death benefits	323	90	77	88	7	20

	18,705	9,712	5,177	4,897	4,511	3,376

Increase (decrease) in net assets from capital unit transactions	77,950	(2,313)	(1,067)	(524)	2,568	12,893

Net increase (decrease) in net assets	91,413	8,061	5,269	7,838	6,271	18,091

Depositor’s equity contribution (net redemption)	(28)	25	(32)	25	0	0

Net Assets:

Beginning of period	63,848	55,762	38,152	30,289	26,065	7,974

End of period	$155,233	$63,848	$43,389	$38,152	$32,336	$26,065

See accompanying notes.

F-18

WRL Series Life Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Third Avenue Value Subaccount		WRL Clarion Real Estate Securities Subaccount		WRL Marsico Growth Subaccount
	December 31,		December 31,		December 31,
	2004	2003	2004	2003	2004	2003

Operations:

Net investment income (loss)	$(150)	$(193)	$656	$332	$(105)	$(56)

Net gain (loss) on investment securities	14,815	14,156	9,440	6,757	1,528	1,441

Net increase (decrease) in net assets resulting from operations	14,665	13,963	10,096	7,089	1,423	1,385

Capital Unit Transactions:

Proceeds from units sold (transferred)	19,449	10,593	12,280	7,044	4,400	5,133

Less cost of units redeemed:

Administrative charges	4,541	3,944	2,979	2,546	950	710

Policy loans	363	153	313	154	45	7

Surrender benefits	3,046	2,027	2,058	1,392	730	283

Death benefits	83	46	21	24	5	2

	8,033	6,170	5,371	4,116	1,730	1,002

Increase (decrease) in net assets from capital unit transactions	11,416	4,423	6,909	2,928	2,670	4,131

Net increase (decrease) in net assets	26,081	18,386	17,005	10,017	4,093	5,516

Depositor’s equity contribution (net redemption)	(28)	25	(35)	25	(26)	25

Net Assets:

Beginning of period	56,067	37,656	29,606	19,564	10,005	4,464

End of period	$82,120	$56,067	$46,576	$29,606	$14,072	$10,005

See accompanying notes.

F-19

WRL Series Life Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Munder Net50 Subaccount		WRL T. Rowe Price Equity Income Subaccount		WRL T. Rowe Price Small Cap Subaccount
	December 31,		December 31,		December 31,
	2004	2003	2004	2003	2004	2003

Operations:

Net investment income (loss)	$(125)	$(62)	$114	$52	$(173)	$(96)

Net gain (loss) on investment securities	1,804	2,508	1,647	1,388	1,996	3,533

Net increase (decrease) in net assets resulting from operations	1,679	2,446	1,761	1,440	1,823	3,437

Capital Unit Transactions:

Proceeds from units sold (transferred)	2,802	9,137	7,801	3,064	7,101	8,837

Less cost of units redeemed:

Administrative charges	1,297	698	927	645	1,605	1,107

Policy loans	234	32	28	31	127	21

Surrender benefits	647	314	453	246	1,005	526

Death benefits	10	9	6	1	11	4

	2,188	1,053	1,414	923	2,748	1,658

Increase (decrease) in net assets from capital unit transactions	614	8,084	6,387	2,141	4,353	7,179

Net increase (decrease) in net assets	2,293	10,530	8,148	3,581	6,176	10,616

Depositor’s equity contribution (net redemption)	(28)	25	(30)	25	(28)	25

Net Assets:

Beginning of period	12,994	2,439	8,200	4,594	17,308	6,667

End of period	$15,259	$12,994	$16,318	$8,200	$23,456	$17,308

See accompanying notes.

F-20

WRL Series Life Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Salomon All Cap Subaccount		WRL J.P. Morgan Mid Cap Value Subaccount		WRL Great Companies- AmericaSM Subaccount
	December 31,		December 31,		December 31,
	2004	2003	2004	2003	2004	2003

Operations:

Net investment income (loss)	$(307)	$(167)	$(139)	$(90)	$(165)	$(180)

Net gain (loss) on investment securities	3,877	10,077	2,276	3,226	867	9,226

Net increase (decrease) in net assets resulting from operations	3,570	9,910	2,137	3,136	702	9,046

Capital Unit Transactions:

Proceeds from units sold (transferred)	11,398	9,932	3,375	4,397	33,833	10,638

Less cost of units redeemed:

Administrative charges	4,199	4,066	1,277	1,161	6,684	5,300

Policy loans	261	111	132	77	389	395

Surrender benefits	2,353	1,501	859	562	3,551	2,070

Death benefits	57	43	36	4	101	55

	6,870	5,721	2,304	1,804	10,725	7,820

Increase (decrease) in net assets from capital unit transactions	4,528	4,211	1,071	2,593	23,108	2,818

Net increase (decrease) in net assets	8,098	14,121	3,208	5,729	23,810	11,864

Depositor’s equity contribution (net redemption)	(28)	25	25	0	(219)	25

Net Assets:

Beginning of period	41,729	27,583	15,227	9,498	48,125	36,236

End of period	$49,799	$41,729	$18,460	$15,227	$71,716	$48,125

See accompanying notes.

F-21

WRL Series Life Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Great Companies- TechnologySM Subaccount		WRL Asset Allocation- Conservative Portfolio Subaccount		WRL Asset Allocation- Moderate Portfolio Subaccount
	December 31,		December 31,		December 31,
	2004	2003	2004	2003	2004	2003

Operations:

Net investment income (loss)	$(123)	$(82)	$65	$(70)	$61	$(167)

Net gain (loss) on investment securities	1,011	3,561	1,344	2,055	4,512	5,099

Net increase (decrease) in net assets resulting from operations	888	3,479	1,409	1,985	4,573	4,932

Capital Unit Transactions:

Proceeds from units sold (transferred)	614	7,333	8,554	6,155	25,259	21,158

Less cost of units redeemed:

Administrative charges	1,294	1,105	1,431	985	6,239	3,412

Policy loans	76	43	0	0	320	0

Surrender benefits	806	505	1,009	396	2,633	628

Death benefits	9	7	106	35	322	66

	2,185	1,660	2,546	1,416	9,514	4,106

Increase (decrease) in net assets from capital unit transactions	(1,571)	5,673	6,008	4,739	15,745	17,052

Net increase (decrease) in net assets	(683)	9,152	7,417	6,724	20,318	21,984

Depositor’s equity contribution (net redemption)	(111)	25	(27)	(2)	(27)	0

Net Assets:

Beginning of period	14,372	5,195	11,098	4,376	32,762	10,778

End of period	$13,578	$14,372	$18,488	$11,098	$53,053	$32,762

See accompanying notes.

F-22

WRL Series Life Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Asset Allocation- Moderate Growth Portfolio Subaccount		WRL Asset Allocation- Growth Portfolio Subaccount		WRL PIMCO Total Return Subaccount
	December 31,		December 31,		December 31,
	2004	2003	2004	2003	2004	2003

Operations:

Net investment income (loss)	$(102)	$(269)	$43	$(144)	$185	$26

Net gain (loss) on investment securities	13,912	9,691	11,042	6,171	120	304

Net increase (decrease) in net assets resulting from operations	13,810	9,422	11,085	6,027	305	330

Capital Unit Transactions:

Proceeds from units sold (transferred)	81,442	50,465	70,200	33,889	2,312	3,219

Less cost of units redeemed:

Administrative charges	15,212	7,094	10,643	3,838	960	1,059

Policy loans	1,022	47	115	31	62	18

Surrender benefits	4,535	1,823	3,092	636	493	623

Death benefits	218	87	106	5	14	11

	20,987	9,051	13,956	4,510	1,529	1,711

Increase (decrease) in net assets from capital unit transactions	60,455	41,414	56,244	29,379	783	1,508

Net increase (decrease) in net assets	74,265	50,836	67,329	35,406	1,088	1,838

Depositor’s equity contribution (net redemption)	(27)	0	(28)	0	(26)	(3)

Net Assets:

Beginning of period	65,890	15,054	42,157	6,751	9,211	7,376

End of period	$140,128	$65,890	$109,458	$42,157	$10,273	$9,211

See accompanying notes.

F-23

WRL Series Life Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Transamerica Balanced Subaccount		WRL Transamerica Convertible Securities Subaccount		WRL Transamerica Equity Subaccount
	December 31,		December 31,		December 31,
	2004	2003	2004	2003	2004	2003

Operations:

Net investment income (loss)	$13	$(20)	$112	$(9)	$(1,447)	$(55)

Net gain (loss) on investment securities	340	394	162	268	30,697	1,797

Net increase (decrease) in net assets resulting from operations	353	374	274	259	29,250	1,742

Capital Unit Transactions:

Proceeds from units sold (transferred)	957	699	867	1,610	245,559	7,089

Less cost of units redeemed:

Administrative charges	356	309	195	116	15,822	639

Policy loans	8	0	0	1	1,236	8

Surrender benefits	139	88	280	27	8,914	465

Death benefits	13	2	3	0	200	10

	516	399	478	144	26,172	1,122

Increase (decrease) in net assets from capital unit transactions	441	300	389	1,466	219,387	5,967

Net increase (decrease) in net assets	794	674	663	1,725	248,637	7,709

Depositor’s equity contribution (net redemption)	(28)	0	(29)	(1)	(28)	(1)

Net Assets:

Beginning of period	2,993	2,319	2,035	311	10,489	2,781

End of period	$3,759	$2,993	$2,669	$2,035	$259,098	$10,489

See accompanying notes.

F-24

WRL Series Life Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Transamerica Growth Opportunities Subaccount		WRL Capital Guardian Value Subaccount		WRL Transamerica Small/Mid Cap Value Subaccount
	December 31,		December 31,		December 31,
	2004	2003	2004	2003	2004

Operations:

Net investment income (loss)	$(277)	$(19)	$3	$0	$(2)

Net gain (loss) on investment securities	4,454	676	266	169	62

Net increase (decrease) in net assets resulting from operations	4,177	657	269	169	60

Capital Unit Transactions:

Proceeds from units sold (transferred)	45,723	3,514	1,094	809	646

Less cost of units redeemed:

Administrative charges	3,119	173	111	43	13

Policy loans	218	30	1	0	0

Surrender benefits	1,651	98	67	3	3

Death benefits	43	6	0	0	0

	5,031	307	179	46	16

Increase (decrease) in net assets from capital unit transactions	40,692	3,207	915	763	630

Net increase (decrease) in net assets	44,869	3,864	1,184	932	690

Depositor’s equity contribution (net redemption)	(58)	25	(56)	25	22

Net Assets:

Beginning of period	4,441	552	1,138	181	0

End of period	$49,252	$4,441	$2,266	$1,138	$712

See accompanying notes.

F-25

WRL Series Life Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Transamerica U.S. Government Securities Subaccount		WRL J.P. Morgan Enhanced Index Subaccount		WRL MFS High Yield Subaccount
	December 31,		December 31,		December 31,
	2004	2003	2004	2003	2004	2003

Operations:

Net investment income (loss)	$13	$5	$(1)	$(2)	$12	$0

Net gain (loss) on investment securities	(2)	(1)	91	151	10	23

Net increase (decrease) in net assets resulting from operations	11	4	90	149	22	23

Capital Unit Transactions:

Proceeds from units sold (transferred)	259	179	282	708	(47)	378

Less cost of units redeemed:

Administrative charges	57	41	62	30	20	11

Policy loans	0	0	0	0	0	0

Surrender benefits	16	0	7	3	10	1

Death benefits	0	5	0	0	0	0

	73	46	69	33	30	12

Increase (decrease) in net assets from capital unit transactions	186	133	213	675	(77)	366

Net increase (decrease) in net assets	197	137	303	824	(55)	389

Depositor’s equity contribution (net redemption)	0	(1)	(27)	25	(22)	45

Net Assets:

Beginning of period	357	221	899	50	434	0

End of period	$554	$357	$1,175	$899	$357	$434

See accompanying notes.

F-26

WRL Series Life Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Capital Guardian U.S. Equity Subaccount		Access U.S. Government Money Market Portfolio Subaccount		Potomac Dow 30 Plus Portfolio Subaccount
	December 31,		December 31,		December 31,
	2004	2003	2004	2003	2004	2003

Operations:

Net investment income (loss)	$(8)	$(3)	$(64)	$(60)	$4	$2

Net gain (loss) on investment securities	118	139	0	0	93	16

Net increase (decrease) in net assets resulting from operations	110	136	(64)	(60)	97	18

Capital Unit Transactions:

Proceeds from units sold (transferred)	307	874	(7,520)	12,543	1,778	129

Less cost of units redeemed:

Administrative charges	89	28	583	282	36	4

Policy loans	3	0	404	20	1	0

Surrender benefits	26	6	626	130	5	1

Death benefits	0	0	0	0	0	0

	118	34	1,613	432	42	5

Increase (decrease) in net assets from capital unit transactions	189	840	(9,133)	12,111	1,736	124

Net increase (decrease) in net assets	299	976	(9,197)	12,051	1,833	142

Depositor’s equity contribution (net redemption)	(29)	0	(20)	45	(25)	44

Net Assets:

Beginning of period	1,120	144	12,096	0	186	0

End of period	$1,390	$1,120	$2,879	$12,096	$1,994	$186

See accompanying notes.

F-27

WRL Series Life Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	Potomac OTC Plus Portfolio Subaccount		Wells S&P REIT Index Portfolio Subaccount		Potomac Mid Cap Plus Subaccount
	December 31,		December 31,		December 31,
	2004	2003	2004	2003	2004

Operations:

Net investment income (loss)	$554	$109	$(2)	$7	$0

Net gain (loss) on investment securities	(515)	627	109	4	2

Net increase (decrease) in net assets resulting from operations	39	736	107	11	2

Capital Unit Transactions:

Proceeds from units sold (transferred)	3,238	4,778	314	327	8

Less cost of units redeemed:

Administrative charges	217	65	31	3	1

Policy loans	102	3	1	0	0

Surrender benefits	1,864	78	15	1	0

Death benefits	0	7	0	0	0

	2,183	153	47	4	1

Increase (decrease) in net assets from capital unit transactions	1,055	4,625	267	323	7

Net increase (decrease) in net assets	1,094	5,361	374	334	9

Depositor’s equity contribution (net redemption)	0	25	(25)	44	25

Net Assets:

Beginning of period	5,386	0	378	0	0

End of period	$6,480	$5,386	$727	$378	$34

See accompanying notes.

F-28

WRL Series Life Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	Potomac Small Cap Plus Subaccount	Potomac U.S./Short Subaccount	Fidelity VIP Growth Opportunities Portfolio Subaccount
	December 31,	December 31,	December 31,
	2004	2004	2004	2003

Operations:

Net investment income (loss)	$0	$0	$(19)	$(12)

Net gain (loss) on investment securities	19	(10)	213	617

Net increase (decrease) in net assets resulting from operations	19	(10)	194	605

Capital Unit Transactions:

Proceeds from units sold (transferred)	625	15	900	1,110

Less cost of units redeemed:

Administrative charges	2	0	319	338

Policy loans	0	0	35	0

Surrender benefits	0	0	229	117

Death benefits	0	0	3	2

	2	0	586	457

Increase (decrease) in net assets from capital unit transactions	623	15	314	653

Net increase (decrease) in net assets	642	5	508	1,258

Depositor’s equity contribution (net redemption)	25	25	(19)	0

Net Assets:

Beginning of period	0	0	3,103	1,845

End of period	$667	$30	$3,592	$3,103

See accompanying notes.

F-29

WRL Series Life Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	Fidelity VIP Contrafund® Portfolio Subaccount		Fidelity VIP Equity-Income Portfolio Subaccount		Fidelity VIP Index 500 Portfolio Subaccount
	December 31,		December 31,		December 31,
	2004	2003	2004	2003	2004	2003

Operations:

Net investment income (loss)	$(88)	$(51)	$52	$42	$(1)	$0

Net gain (loss) on investment securities	1,828	2,099	1,061	2,198	38	2

Net increase (decrease) in net assets resulting from operations	1,740	2,048	1,113	2,240	37	2

Capital Unit Transactions:

Proceeds from units sold (transferred)	4,532	3,243	2,667	3,348	551	0

Less cost of units redeemed:

Administrative charges	1,010	962	924	895	22	0

Policy loans	76	8	60	24	0	0

Surrender benefits	558	386	661	338	2	0

Death benefits	3	4	14	38	0	0

	1,647	1,360	1,659	1,295	24	0

Increase (decrease) in net assets from capital unit transactions	2,885	1,883	1,008	2,053	527	0

Net increase (decrease) in net assets	4,625	3,931	2,121	4,293	564	2

Depositor’s equity contribution (net redemption)	(26)	0	0	0	(31)	25

Net Assets:

Beginning of period	10,483	6,552	10,460	6,167	27	0

End of period	$15,082	$10,483	$12,581	$10,460	$560	$27

See accompanying notes.

F-30

WRL Series Life Account

Notes to the Financial Statements

At December 31, 2004

NOTE 1—ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The WRL Series Life Account (the “Life Account”), was established as a variable life insurance separate account of Western Reserve Life Assurance Co. of Ohio (“WRL”, or the “depositor”) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Life Account encompasses the following tax-deferred variable universal life Policies (the “Policies”) issued by WRL:

Class A:

WRL Financial Freedom Builder

WRL Freedom Elite

WRL Freedom Equity Protector

WRL Freedom Wealth Protector

WRL Freedom Elite Builder

WRL Freedom Elite Advisor

Class B:

WRL Freedom Xcelerator

WRL Freedom Elite Builder II:

The Life Account contains forty-five investment options referred to as subaccounts. Each subaccount invests exclusively in a corresponding Portfolio (the “Portfolio”) of a Series Fund, which collectively is referred to as the “Fund”. The WRL Series Life Account contains six funds (collectively referred to as the “Funds”). Each fund is a registered management investment company under the Investment Company Act of 1940, as amended.

Subaccount Investment by Fund:

AEGON/Transamerica Series Fund, Inc. (“ATSF”)

Transamerica Money Market

AEGON Bond

Janus Growth

Templeton Great Companies Global

Van Kampen Emerging Growth

Federated Growth & Income

Transamerica Value Balanced

Mercury Large Cap Value

American Century International

Third Avenue Value

Clarion Real Estate Securities

Marsico Growth

Munder Net50

T. Rowe Price Equity Income

T. Rowe Price Small Cap

Salomon All Cap

J.P. Morgan Mid Cap Value

Great Companies-AmericaSM

Great Companies-TechnologySM

Asset Allocation-Conservative Portfolio

Asset Allocation-Moderate Portfolio

Asset Allocation-Moderate Growth Portfolio

Asset Allocation-Growth Portfolio

PIMCO Total Return

Transamerica Balanced

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Capital Guardian Value

Transamerica Small/Mid Cap Value

Transamerica U.S. Government Securities

J.P. Morgan Enhanced Index

MFS High Yield

Capital Guardian U.S. Equity

Life Account classes A and B invest in ATSF initial class shares.

Variable Insurance Products Fund (VIP) Service Class 2

Fidelity VIP Growth Opportunities Portfolio

Fidelity VIP Contrafund® Portfolio

Fidelity VIP Equity-Income Portfolio

Fidelity VIP Index 500 Portfolio

Access Variable Insurance Trust

Access U.S. Government Money Market Portfolio

Potomac Dow 30 Plus Portfolio

Potomac OTC Plus Portfolio

Wells S&P REIT Index Portfolio

Potomac Mid Cap Plus Portfolio

Potomac Small Cap Plus Portfolio

Potomac U.S./Short Portfolio

The following portfolio names have changed:

Portfolio	Formerly
Templeton Great Companies Global	Janus Global
Mercury Large Cap Value	PBHG/NWQ Value Select
J.P. Morgan Mid Cap Value	Dreyfus Mid Cap
Transamerica Balanced	Janus Balanced

F-31

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 1—(continued)

In accordance with the shareholder approved agreements and plans of reorganization, the following mergers of the underlying fund occurred within 2004:

Date	Acquiring Fund	Acquired Fund
Mergers of portfolios within the AEGON/Transamerica Series Fund, Inc.:
4/30/04	Janus Global	Templeton Great Companies Global
4/30/04	Transamerica Value Balanced	LKCM Strategic Total Return
4/30/04	Transamerica Equity	Alger Aggressive Growth
4/30/04	Great Companies- AmericaSM	GE U.S. Equity
4/30/04	Transamerica Growth Opportunities	PBHG Mid Cap Growth

The AEGON/Transamerica Series Fund, Inc. has entered into annually renewable investment advisory agreements for each Portfolio with AEGON/Transamerica Fund Advisers, Inc. (ATFA) as investment adviser. Costs incurred in connection with the advisory services rendered by ATFA are paid by each Portfolio. ATFA has entered into sub-advisory agreements with various management companies (“Sub-Advisers”), some of which are affiliates of WRL. Each Sub-Adviser is compensated directly by ATFA. The other Funds have entered into participation agreements for each Portfolio with WRL.

Each period reported on within the financial statements reflects a full twelve month period except as follows:

Class A

Subaccount	Inception Date
WRL Great Companies-AmericaSM	05/01/2000
WRL Great Companies-TechnologySM	05/01/2000
WRL Templeton Great Companies Global	09/01/2000
WRL Asset Allocation-Conservative Portfolio	05/01/2002

Subaccount	Inception Date
WRL Asset Allocation-Moderate Portfolio	05/01/2002
WRL Asset Allocation-Moderate Growth Portfolio	05/01/2002
WRL Asset Allocation-Growth Portfolio	05/01/2002
WRL PIMCO Total Return	05/01/2002
WRL Transamerica Balanced	05/01/2002
WRL Transamerica Convertible Securities	05/01/2002
WRL Transamerica Equity	05/01/2002
WRL Transamerica Growth Opportunities	05/01/2002
WRL Capital Guardian Value	05/01/2002
WRL Transamerica Small/Mid Cap Value	05/01/2004
WRL Transamerica U.S. Government Securities	05/01/2002
WRL J.P. Morgan Enhanced Index	05/01/2002
WRL MFS High Yield	05/01/2003
WRL Capital Guardian U.S. Equity	05/01/2002
Access U.S. Government Money Market Portfolio	05/01/2003
Potomac Dow 30 Plus Portfolio	05/01/2003
Potomac OTC Plus Portfolio	05/01/2003
Wells S&P REIT Index Portfolio	05/01/2003
Potomac Mid Cap Plus Portfolio	05/01/2004
Potomac Small Cap Plus Portfolio	05/01/2004
Potomac U.S./Short Portfolio	05/01/2004
Fidelity VIP Growth Opportunities Portfolio	05/01/2000
Fidelity VIP Contrafund® Portfolio	05/01/2000
Fidelity VIP Equity-Income Portfolio	05/01/2000
Fidelity VIP Index 500 Portfolio	11/01/2003

Class B

Subaccount	Inception Date
WRL Transamerica Money Market	11/01/2003
WRL AEGON Bond	11/01/2003
WRL Janus Growth	11/01/2003
WRL Templeton Great Companies Global	11/01/2003
WRL Van Kampen Emerging Growth	11/01/2003
WRL Federated Growth & Income	11/01/2003

F-32

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 1—(continued)

Subaccount	Inception Date
WRL Transamerica Value Balanced	11/01/2003
WRL Mercury Large Cap Value	11/01/2003
WRL Third Avenue Value	11/01/2003
WRL Clarion Real Estate Securities	11/01/2003
WRL Marsico Growth	11/01/2003
WRL Munder Net50	11/01/2003
WRL T. Rowe Price Equity Income	11/01/2003
WRL T. Rowe Price Small Cap	11/01/2003
WRL Salomon All Cap	11/01/2003
WRL J.P. Morgan Mid Cap Value	05/01/2004
WRL Great Companies-AmericaSM	11/01/2003
WRL Great Companies-TechnologySM	11/01/2003
WRL Asset Allocation-Conservative Portfolio	11/01/2003
WRL Asset Allocation-Moderate Portfolio	11/01/2003
WRL Asset Allocation-Moderate Growth Portfolio	11/01/2003
WRL Asset Allocation-Growth Portfolio	11/01/2003
WRL PIMCO Total Return	11/01/2003
WRL Transamerica Balanced	11/01/2003
WRL Transamerica Convertible Securities	11/01/2003
WRL Transamerica Equity	11/01/2003
WRL Transamerica Growth Opportunities	11/01/2003
WRL Capital Guardian Value	11/01/2003
WRL Transamerica Small/Mid Cap Value	05/01/2004
WRL Transamerica U.S. Government Securities	11/01/2003
WRL J.P. Morgan Enhanced Index	11/01/2003
WRL MFS High Yield	11/01/2003
Access U.S. Government Money Market Portfolio	11/01/2003
Potomac Dow 30 Plus Portfolio	11/01/2003
Potomac OTC Plus Portfolio	11/01/2003
Wells S&P REIT Index Portfolio	11/01/2003
Fidelity VIP Index 500 Portfolio	11/01/2003

On April 30, 2004, WRL made initial contributions totaling $75,000 to the Life Account. The respective amounts of the contributions and units received are as follows for Class A:

Subaccount	Contribution	Units
Potomac Mid Cap Plus Portfolio	$25,000	2,500
Potomac Small Cap Plus Portfolio	$25,000	2,500
Potomac U.S./Short Portfolio	$25,000	2,500

On April 30, 2004, WRL made initial contributions totaling $50,000 to the Life Account. The respective amounts of the contributions and units received are as follows for Class B:

Subaccount	Contribution	Units
WRL J.P. Morgan Mid Cap Value	$25,000	2,500
WRL Transamerica Small/Mid Cap Value	$25,000	2,500

The Life Account holds assets to support the benefits under certain flexible premium variable universal life insurance policies (the “Policies”) issued by WRL. The Life Account’s equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value. The following significant accounting policies, which are in conformity with U.S. generally accepted accounting principles, have been consistently applied in the preparation of the Life Account Financial Statements. The preparation of the Financial Statements required management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

A.	Valuation of Investments and Securities Transactions

Investments in the Funds’ shares are valued at the closing net asset value (“NAV”) per share of the underlying Portfolio, as determined by the Funds. Investment transactions are accounted for on the trade date at the Portfolio NAV next determined after receipt of sale or redemption orders without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date. Effective on May 1, 2003, the method to account for the cost of investments sold was changed to the

F-33

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 1—(continued)

average-cost method, formerly using a first-in, first-out basis. The net effect on Statements of Operations is no change to net increase (decrease) in net assets resulting from operations.

B.	Federal Income Taxes

The operations of the Life Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under the Internal Revenue Code law, the investment income of the Life Account, including realized and unrealized capital gains, is not taxable to WRL, as long as earnings are credited under the policies. Accordingly, no provision for Federal income taxes has been made.

NOTE 2—EXPENSES AND RELATED PARTY TRANSACTIONS

Charges are assessed by WRL in connection with the issuance and administration of the Policies.

A.	Policy Charges

Under some forms of the Policies, a sales charge and premium taxes are deducted by WRL prior to allocation of policy owner payments to the subaccounts. Contingent surrender charges may also apply.

Under all forms of the Policy, monthly charges against policy cash values are made to compensate WRL for costs of insurance provided.

B.	Life Account Charges

A daily charge as a percentage of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks for administrative services in connection with issuance and administration of the Policies. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year. The following reflects the annual rate for daily charges as accessed by each Life Account class:

Class A	0.90%
Class B	0.75%

C.	Related Party Transactions

ATFA is the investment advisor for the AEGON/Transamerica Series Fund, Inc. (“Fund”). The Fund has entered into annually renewable investment advisory agreements for each portfolio. The agreements provide for an advisory fee at the following annual rate to ATFA as a percentage of the average daily net assets of the portfolio.

Subaccount	Advisory Fee
Transamerica Money Market	0.35%
AEGON Bond	0.45%
Janus Growth	0.80%
Templeton Great Companies Global(1)	0.75%
Van Kampen Emerging Growth	0.80%
Federated Growth & Income	0.75%
Transamerica Value Balanced(2)	0.75%
Mercury Large Cap Value(3)	0.80%
American Century International(4)	1.00%
Third Avenue Value	0.80%
Clarion Real Estate Securities	0.80%
Marsico Growth(5)	0.80%
Munder Net50	0.90%
T. Rowe Price Equity Income	0.75%
T. Rowe Price Small Cap	0.75%
Salomon All Cap(6)	0.90%
J.P. Morgan Mid Cap(7)	0.85%
Great Companies-AmericaSM(8)	0.775%
Great Companies-TechnologySM	0.80%
Asset Allocation-Conservative Portfolio	0.10%
Asset Allocation-Moderate Portfolio	0.10%
Asset Allocation-Moderate Growth Portfolio	0.10%
Asset Allocation-Growth Portfolio	0.10%
PIMCO Total Return	0.70%
Transamercia Balanced(9)	0.80%
Transamerica Convertible Securities(10)	0.80%
Transamerica Equity(11)	0.75%
Transamerica Growth Opportunities(12)	0.85%
Capital Guardian Value(13)	0.85%

F-34

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 2—(continued)

Subaccount	Advisory Fee
Transamerica Small/Mid Cap(14)	0.80%
Transamerica U.S. Government Securities	0.65%
J.P. Morgan Enhanced Index	0.75%
MFS High Yield	0.775%
Capital Guardian U.S. Equity(15)	0.85%

AEGON/Transamerica Fund Services, Inc. (“ATFS”) provides the Fund with administrative and transfer agency services. ATFS is a wholly-owned subsidiary of WRL. ATFA is directly owned by WRL (78%) and AUSA Holding Company (22%) both of which are indirect wholly-owned subsidiaries of AEGON NV., a holding company organized under the laws of the Netherlands.

(1)	ATFA receives compensation for its services at 0.75% of the first $500 million of the portfolio’s average daily net assets; 0.725% of average daily net assets over $500 million up to $1.5 billion; and 0.70% of average daily net assets over $1.5 billion.
(2)	ATFA receives compensation for its services at 0.75% of the first $750 million of the portfolio’s average daily net assets; 0.70% of average daily net assets over $750 million up to $1 billion; and 0.60% of average daily net assets over $1 billion.
(3)	ATFA receives compensation for its services at 0.80% for the first $250 million of the portfolio’s average daily net assets; 0.775% of average daily net assets over $250 million up to $750 million; and 0.75% of average daily net assets over $750 million.
(4)	ATFA receives compensation for its services at 1.00% for the first $50 million of the portfolio’s average daily net assets; 0.95% of average daily net assets over $50 million up to $150 million; 0.90% of average daily net assets over $150 million up to $500 million; 0.85% of average daily net assets over $500 million up to $1 billion; and 0.80% of average daily net assets over $1 billion.
(5)	ATFA receives compensation for its services at 0.80% of the first $250 million of portfolio’s average daily net assets; 0.75% of the next $250 million; 0.70% of the next $500 million; and 0.60% of average daily net assets over $1 billion.
(6)	ATFA receives compensation for its services at 0.90% of the first $100 million of the portfolio’s average daily net assets; and 0.80% of average daily net assets over $100 million.
(7)	ATFA receives compensation for its services at 0.85% of the first $100 million of the portfolio’s average daily net assets; and 0.80% of average daily net assets in excess of $100 million.
(8)	ATFA receives compensation for its services at 0.775% of the first $250 million of the portfolio’s average daily net assets; and 0.75% of average daily net assets over $250 million.
(9)	ATFA receives compensation for its services at 0.80% of the first $250 million of the portfolio’s average daily net assets; 0.775% of average daily net assets over $250 million up to $500 million; 0.75% of average daily net assets over $500 million up to $1 billion; 0.70% of average daily net assets over $1 billion up to $1.5 billion; and 0.65% of average daily net assets over $1.5 billion.
(10)	ATFA receives compensation for its services at 0.80% of the first $500 million of the portfolio’s average daily net assets; and 0.70% of average daily net assets over $500 million.
(11)	ATFA receives compensation for its services at 0.75% of the first $1 billion of the portfolio’s average daily net assets; and 0.725% of average daily net assets over $1 billion.
(12)	ATFA receives compensation for its services at 0.85% of the first $100 million of the portfolio’s average daily net assets; 0.80% of average daily net assets over $100 million up to $500 million; and 0.75% of average daily net assets over $500 million.
(13)	ATFA receives compensation for its services at 0.85% of the first $300 million of the portfolio’s average daily net assets; 0.80% of average daily net assets over $300 million up to $500 million; and 0.775% of average daily net assets over $500 million.

F-35

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 2—(continued)

(14)	ATFA receives compensation for its services at 0.80% of the first $500 million of the portfolio’s average daily net assets and 0.75% of average daily net assets over $500 million.
(15)	ATFA receives compensation for its services at 0.85% of the first $300 million of the portfolio’s average daily net assets; 0.80% of average daily net assets over $300 million up to $500 million; and 0.775% of average daily net assets over $500 million.

NOTE 3—DIVIDEND DISTRIBUTIONS

Dividends are not declared by the Life Account, since the increase in the value of the underlying investment in the Fund is reflected daily in the accumulation unit value used to calculate the equity value within the Life Account. Consequently, a dividend distribution by the underlying Fund does not change either the accumulation unit value or equity values within the Life Account.

NOTE 4—SECURITIES TRANSACTIONS

Securities transactions for the year ended December 31, 2004 are as follows (in thousands):

Subaccount	Purchases of Securities	Proceeds from Sales of Securities
WRL Transamerica Money Market	$25,140	$38,418
WRL AEGON Bond	6,678	9,082
WRL Janus Growth	13,004	55,734
WRL Templeton Great Companies Global	14,635	25,017
WRL Van Kampen Emerging Growth	9,029	29,220
WRL Federated Growth & Income	16,037	6,685
WRL Transamerica Value Balanced	95,457	13,267
WRL Mercury Large Cap Value	4,204	4,562
WRL American Century International	4,470	2,195

Subaccount	Purchases of Securities	Proceeds from Sales of Securities
WRL Third Avenue Value	14,238	3,096
WRL Clarion Real Estate Securities	13,347	5,446
WRL Marsico Growth	4,228	1,696
WRL Munder Net50	6,386	5,862
WRL T. Rowe Price Equity Income	7,074	603
WRL T. Rowe Price Small Cap	8,165	4,024
WRL Salomon All Cap	7,685	3,532
WRL J.P. Morgan Mid Cap Value	3,223	2,289
WRL Great Companies-AmericaSM	36,018	13,285
WRL Great Companies-TechnologySM	2,202	3,985
WRL Asset Allocation-Conservative Portfolio	9,432	3,382
WRL Asset Allocation-Moderate Portfolio	19,088	3,331
WRL Asset Allocation-Moderate Growth Portfolio	64,671	4,286
WRL Asset Allocation-Growth Portfolio	58,568	2,214
WRL PIMCO Total Return	4,156	3,151
WRL Transamerica Balanced	1,181	736
WRL Transamerica Convertible Securities	1,406	943
WRL Transamerica Equity	229,690	11,789
WRL Transamerica Growth Opportunities	43,532	3,147
WRL Capital Guardian Value	1,352	482
Transamerica Small/Mid Cap Value	722	43
WRL Transamerica U.S. Government Securities	407	144
WRL J.P. Morgan Enhanced Index	599	413
WRL MFS High Yield	309	398
WRL Capital Guardian U.S. Equity	549	397
Access U.S. Government Money Market Portfolio	90,231	97,192

F-36

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 4—(continued)

Subaccount	Purchases of Securities	Proceeds from Sales of Securities
Potomac Dow 30 Plus Portfolio	6,245	4,495
Potomac OTC Plus Portfolio	89,779	89,642
Wells S&P REIT Index Portfolio	1,249	1,011
Potomac Mid Cap Plus Portfolio	488	456
Potomac Small Cap Plus Portfolio	2,642	2,628
Potomac US/Short Portfolio	4,332	4,292
Fidelity VIP Growth Opportunities Portfolio	1,162	904
Fidelity VIP Contrafund® Portfolio	4,163	1,458
Fidelity VIP Equity-Income Portfolio	3,055	1,982
Fidelity VIP Index 500 Portfolio	672	148

F-37

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—FINANCIAL HIGHLIGHTS

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Transamerica Money Market Subaccount
Class A	12/31/2004		$19.04	$0.02	$(0.01)	$0.01	$19.05
	12/31/2003		19.06	(0.02)	0.00	(0.02)	19.04
	12/31/2002		18.95	0.11	0.00	0.11	19.06
	12/31/2001		18.39	0.56	0.00	0.56	18.95
	12/31/2000		17.49	0.90	0.00	0.90	18.39
Class B	12/31/2004		10.00	0.05	(0.03)	0.02	10.02
	12/31/2003	(1)	10.00	0.00	0.00	0.00	10.00

WRL AEGON Bond Subaccount
Class A	12/31/2004		29.19	1.74	(0.69)	1.05	30.24
	12/31/2003		28.24	1.02	(0.07)	0.95	29.19
	12/31/2002		25.91	0.82	1.51	2.33	28.24
	12/31/2001		24.19	(0.06)	1.78	1.72	25.91
	12/31/2000		22.01	1.04	1.14	2.18	24.19
Class B	12/31/2004		10.10	0.38	0.00	0.38	10.48
	12/31/2003	(1)	10.00	(0.01)	0.11	0.10	10.10

WRL Janus Growth Subaccount
Class A	12/31/2004		66.33	(0.62)	10.24	9.62	75.95
	12/31/2003		50.70	(0.52)	16.15	15.63	66.33
	12/31/2002		73.01	(0.53)	(21.78)	(22.31)	50.70
	12/31/2001		102.61	(0.73)	(28.87)	(29.60)	73.01
	12/31/2000		145.70	16.41	(59.50)	(43.09)	102.61
Class B	12/31/2004		10.51	(0.08)	1.62	1.54	12.05
	12/31/2003	(1)	10.00	(0.01)	0.52	0.51	10.51

WRL Templeton Great Companies Global Subaccount
Class A . . . . . . . . . . . . . .	12/31/2004		21.77	(0.20)	1.96	1.76	23.53
	12/31/2003		17.82	(0.17)	4.12	3.95	21.77
	12/31/2002		24.31	0.37	(6.86)	(6.49)	17.82
	12/31/2001		31.79	0.00	(7.48)	(7.48)	24.31
	12/31/2000		38.91	7.93	(15.05)	(7.12)	31.79
Class B	12/31/2004		10.66	(0.08)	0.96	0.88	11.54
	12/31/2003	(1)	10.00	(0.01)	0.67	0.66	10.66

WRL Van Kampen Emerging Growth Subaccount
Class A	12/31/2004		31.64	(0.28)	2.23	1.95	33.59
	12/31/2003		24.91	(0.25)	6.98	6.73	31.64
	12/31/2002		37.54	(0.25)	(12.38)	(12.63)	24.91
	12/31/2001		56.74	(0.35)	(18.85)	(19.20)	37.54
	12/31/2000		64.99	16.83	(25.08)	(8.25)	56.74
Class B	12/31/2004		10.09	(0.07)	0.71	0.64	10.73
	12/31/2003	(1)	10.00	(0.01)	0.10	0.09	10.09

WRL Federated Growth & Income Subaccount
Class A	12/31/2004		28.74	0.93	1.44	2.37	31.11
	12/31/2003		22.86	0.85	5.03	5.88	28.74
	12/31/2002		22.85	1.20	(1.19)	0.01	22.86
	12/31/2001		19.93	0.21	2.71	2.92	22.85
	12/31/2000		15.57	0.85	3.51	4.36	19.93
Class B	12/31/2004		10.76	0.32	0.59	0.91	11.67
	12/31/2003	(1)	10.00	(0.01)	0.77	0.76	10.76

F-38

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Transamerica Money Market Subaccount
Class A	12/31/2004		0.10%	$44,155	0.98%	0.90%
	12/31/2003		(0.11)	58,117	0.11	0.90
	12/31/2002		0.54	93,388	0.53	0.90
	12/31/2001		3.05	82,417	2.80	0.90
	12/31/2000		5.17	60,279	5.05	0.90
Class B	12/31/2004		0.25	692	1.20	0.75
	12/31/2003	(1)	(0.01)	45	0.11	0.75

WRL AEGON Bond Subaccount
Class A	12/31/2004		3.59	50,801	6.77	0.90
	12/31/2003		3.35	54,846	4.44	0.90
	12/31/2002		8.99	61,311	3.03	0.90
	12/31/2001		7.11	44,709	(0.24)	0.90
	12/31/2000		9.90	25,935	4.58	0.90
Class B	12/31/2004		3.75	249	4.42	0.75
	12/31/2003	(1)	1.00	25	0.00	0.75

WRL Janus Growth Subaccount
Class A	12/31/2004		14.50	646,554	0.00	0.90
	12/31/2003		30.82	600,794	0.00	0.90
	12/31/2002		(30.55)	474,008	(0.90)	0.90
	12/31/2001		(28.85)	699,663	(0.90)	0.90
	12/31/2000		(29.58)	961,015	11.75	0.90
Class B	12/31/2004		14.66	308	0.00	0.75
	12/31/2003	(1)	5.09	26	0.00	0.75

WRL Templeton Great Companies Global Subaccount
Class A	12/31/2004		8.09	262,144	0.00	0.90
	12/31/2003		22.15	250,670	0.00	0.90
	12/31/2002		(26.69)	218,765	1.78	0.90
	12/31/2001		23.53	313,912	0.01	0.90
	12/31/2000		(18.28)	410,109	20.55	0.90
Class B	12/31/2004		8.25	164	0.00	0.75
	12/31/2003	(1)	6.65	27	0.00	0.75

WRL Van Kampen Emerging Growth Subaccount
Class A	12/31/2004		6.18	314,746	0.00	0.90
	12/31/2003		27.01	314,020	0.00	0.90
	12/31/2002		(33.66)	250,959	(0.81)	0.90
	12/31/2001		(33.83)	386,903	(0.82)	0.90
	12/31/2000		(12.70)	580,202	23.62	0.90
Class B	12/31/2004		6.34	130	0.00	0.75
	12/31/2003	(1)	0.90	25	0.00	0.75

WRL Federated Growth & Income Subaccount
Class A	12/31/2004		8.23	114,445	4.07	0.90
	12/31/2003		25.71	102,251	4.27	0.90
	12/31/2002		0.06	79,210	5.21	0.90
	12/31/2001		14.67	57,831	0.95	0.90
	12/31/2000		28.01	26,883	5.00	0.90
Class B	12/31/2004		8.39	698	3.56	0.75
	12/31/2003	(1)	7.62	43	0.00	0.75

F-39

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Transamerica Value Balanced Subaccount
Class A	12/31/2004		$18.79	$0.11	$1.57	$1.68	$20.47
	12/31/2003		15.77	0.37	2.65	3.02	18.79
	12/31/2002		18.47	0.47	(3.17)	(2.70)	15.77
	12/31/2001		18.19	0.10	0.18	0.28	18.47
	12/31/2000		15.66	1.20	1.33	2.53	18.19
Class B	12/31/2004		10.36	0.05	0.90	0.95	11.31
	12/31/2003	(1)	10.00	(0.01)	0.37	0.36	10.36

WRL Mercury Large Cap Value Subaccount
Class A	12/31/2004		17.10	0.35	2.61	2.96	20.06
	12/31/2003		13.30	(0.01)	3.81	3.80	17.10
	12/31/2002		15.64	0.19	(2.53)	(2.34)	13.30
	12/31/2001		16.07	(0.12)	(0.31)	(0.43)	15.64
	12/31/2000		14.08	0.23	1.76	1.99	16.07
Class B	12/31/2004		10.91	0.31	1.60	1.91	12.82
	12/31/2003	(1)	10.00	(0.01)	0.92	0.91	10.91

WRL American Century International Subaccount
Class A	12/31/2004		9.15	(0.08)	1.30	1.22	10.37
	12/31/2003		7.37	(0.07)	1.85	1.78	9.15
	12/31/2002		9.43	(0.05)	(2.01)	(2.06)	7.37
	12/31/2001		12.43	0.25	(3.25)	(3.00)	9.43
	12/31/2000		14.76	2.00	(4.33)	(2.33)	12.43

WRL Third Avenue Value Subaccount
Class A	12/31/2004		17.77	(0.04)	4.26	4.22	21.99
	12/31/2003		13.07	(0.07)	4.77	4.70	17.77
	12/31/2002		14.96	0.13	(2.02)	(1.89)	13.07
	12/31/2001		14.22	(0.11)	0.85	0.74	14.96
	12/31/2000		10.59	0.60	3.03	3.63	14.22
Class B	12/31/2004		10.50	0.00	2.50	2.50	13.00
	12/31/2003	(1)	10.00	(0.01)	0.51	0.50	10.50

WRL Clarion Real Estate Securities Subaccount
Class A	12/31/2004		15.75	0.33	4.66	4.99	20.74
	12/31/2003		11.71	0.19	3.85	4.04	15.75
	12/31/2002		11.40	0.12	0.19	0.31	11.71
	12/31/2001		10.36	0.21	0.83	1.04	11.40
	12/31/2000		8.06	0.10	2.20	2.30	10.36
Class B	12/31/2004		10.91	0.24	3.23	3.47	14.38
	12/31/2003	(1)	10.00	(0.01)	0.92	0.91	10.91

WRL Marsico Growth Subaccount
Class A	12/31/2004		8.05	(0.07)	0.97	0.90	8.95
	12/31/2003		6.43	(0.07)	1.69	1.62	8.05
	12/31/2002		8.76	(0.06)	(2.27)	(2.33)	6.43
	12/31/2001		10.29	(0.01)	(1.52)	(1.53)	8.76
	12/31/2000		11.29	0.06	(1.06)	(1.00)	10.29
Class B	12/31/2004		10.09	(0.08)	1.24	1.16	11.25
	12/31/2003	(1)	10.00	(0.01)	0.10	0.09	10.09

F-40

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Transamerica Value Balanced Subaccount
Class A	12/31/2004		8.98%	$155,166	1.46%	0.90%
	12/31/2003		19.09	63,822	3.11	0.90
	12/31/2002		(14.59)	55,762	2.86	0.90
	12/31/2001		1.54	41,934	0.55	0.90
	12/31/2000		16.16	34,213	7.33	0.90
Class B	12/31/2004		9.14	67	1.24	0.75
	12/31/2003	(1)	3.63	26	0.00	0.75

WRL Mercury Large Cap Value Subaccount
Class A	12/31/2004		17.28	43,341	2.88	0.90
	12/31/2003		28.62	38,125	0.83	0.90
	12/31/2002		(14.98)	30,289	1.28	0.90
	12/31/2001		(2.68)	32,890	(0.75)	0.90
	12/31/2000		14.17	28,888	1.58	0.90
Class B	12/31/2004		17.45	48	3.45	0.75
	12/31/2003	(1)	9.13	27	0.00	0.75

WRL American Century International Subaccount
Class A	12/31/2004		13.32	32,336	0.00	0.90
	12/31/2003		24.17	26,065	0.00	0.90
	12/31/2002		(21.89)	7,974	(0.59)	0.90
	12/31/2001		(24.12)	8,183	2.40	0.90
	12/31/2000		(15.75)	7,944	15.54	0.90

WRL Third Avenue Value Subaccount
Class A	12/31/2004		23.69	81,710	0.67	0.90
	12/31/2003		36.04	56,041	0.45	0.90
	12/31/2002		(12.66)	37,656	0.92	0.90
	12/31/2001		5.22	34,345	(0.78)	0.90
	12/31/2000		34.26	16,735	4.53	0.90
Class B	12/31/2004		23.87	410	0.70	0.75
	12/31/2003	(1)	4.96	26	0.00	0.75

WRL Clarion Real Estate Securities Subaccount
Class A	12/31/2004		31.67	46,253	2.81	0.90
	12/31/2003		34.53	29,571	2.69	0.90
	12/31/2002		2.67	19,564	0.99	0.90
	12/31/2001		10.06	7,899	1.92	0.90
	12/31/2000		28.46	2,476	1.07	0.90
Class B	12/31/2004		31.87	323	2.64	0.75
	12/31/2003	(1)	9.06	35	0.00	0.75

WRL Marsico Growth Subaccount
Class A	12/31/2004		11.25	13,931	0.00	0.90
	12/31/2003		0.94	9,980	0.00	0.90
	12/31/2002		(26.64)	4,464	(0.79)	0.90
	12/31/2001		(14.86)	3,750	(0.08)	0.90
	12/31/2000		(8.84)	1,627	0.59	0.90
Class B	12/31/2004		11.41	141	0.00	0.75
	12/31/2003	(1)	0.90	25	0.00	0.75

F-41

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Munder Net50 Subaccount
Class A	12/31/2004		$8.04	$(0.07)	$1.22	$1.15	$9.19
	12/31/2003		4.87	(0.06)	3.23	3.17	8.04
	12/31/2002		7.98	(0.05)	(3.06)	(3.11)	4.87
	12/31/2001		10.80	(0.03)	(2.79)	(2.82)	7.98
	12/31/2000		10.92	0.22	(0.34)	(0.12)	10.80
Class B	12/31/2004		10.13	(0.08)	1.55	1.47	11.60
	12/31/2003	(1)	10.00	(0.01)	0.14	0.13	10.13

WRL T. Rowe Price Equity Income Subaccount
Class A	12/31/2004		9.59	0.10	1.22	1.32	10.91
	12/31/2003		7.62	0.07	1.90	1.97	9.59
	12/31/2002		9.48	(0.03)	(1.83)	(1.86)	7.62
	12/31/2001		9.98	(0.08)	(0.42)	(0.50)	9.48
	12/31/2000		9.16	(0.04)	0.86	0.82	9.98
Class B	12/31/2004		10.73	0.14	1.36	1.50	12.23
	12/31/2003	(1)	10.00	(0.01)	0.74	0.73	10.73

WRL T. Rowe Price Small Cap Subaccount
Class A	12/31/2004		10.01	(0.09)	1.03	0.94	10.95
	12/31/2003		7.20	(0.08)	2.89	2.81	10.01
	12/31/2002		9.99	(0.07)	(2.72)	(2.79)	7.20
	12/31/2001		11.17	(0.09)	(1.09)	(1.18)	9.99
	12/31/2000		12.31	0.04	(1.18)	(1.14)	11.17
Class B	12/31/2004		10.33	(0.08)	1.06	0.98	11.31
	12/31/2003	(1)	10.00	(0.01)	0.34	0.33	10.33

WRL Salomon All Cap Subaccount
Class A	12/31/2004		12.69	(0.09)	1.12	1.03	13.72
	12/31/2003		9.47	(0.05)	3.27	3.22	12.69
	12/31/2002		12.70	0.02	(3.25)	(3.23)	9.47
	12/31/2001		12.55	0.11	0.04	0.15	12.70
	12/31/2000		10.70	0.23	1.62	1.85	12.55
Class B	12/31/2004		10.63	(0.05)	0.94	0.89	11.52
	12/31/2003	(1)	10.00	(0.01)	0.64	0.63	10.63

WRL J. P. Morgan Mid Cap Value Subaccount
Class A	12/31/2004		12.18	(0.11)	1.76	1.65	13.83
	12/31/2003		9.35	(0.08)	2.91	2.83	12.18
	12/31/2002		10.81	(0.09)	(1.37)	(1.46)	9.35
	12/31/2001		11.35	0.05	(0.59)	(0.54)	10.81
	12/31/2000		10.14	0.23	0.98	1.21	11.35
Class B	12/31/2004	(1)	10.00	(0.05)	1.57	1.52	11.52

WRL Great Companies-AmericaSM Subaccount
Class A	12/31/2004		9.56	(0.02)	0.10	0.08	9.64
	12/31/2003		7.74	(0.04)	1.86	1.82	9.56
	12/31/2002		9.84	(0.05)	(2.05)	(2.10)	7.74
	12/31/2001		11.31	(0.05)	(1.42)	(1.47)	9.84
	12/31/2000		10.00	(0.06)	1.37	1.31	11.31
Class B	12/31/2004		10.61	(0.02)	0.12	0.10	10.71
	12/31/2003	(1)	10.00	(0.01)	0.62	0.61	10.61

F-42

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Munder Net50 Subaccount
Class A	12/31/2004		14.31%	$15,079	0.00%	0.90%
	12/31/2003		65.12	12,963	0.00	0.90
	12/31/2002		(38.97)	2,439	(0.90)	0.90
	12/31/2001		(26.09)	2,804	(0.29)	0.90
	12/31/2000		(1.15)	862	2.00	0.90
Class B	12/31/2004		14.47	180	0.00	0.75
	12/31/2003	(1)	1.34	31	0.00	0.75

WRL T. Rowe Price Equity Income Subaccount
Class A	12/31/2004		13.79	16,183	1.85	0.90
	12/31/2003		25.73	8,160	1.79	0.90
	12/31/2002		(19.54)	4,594	(0.38)	0.90
	12/31/2001		(5.02)	3,419	(0.90)	0.90
	12/31/2000		8.89	985	(0.42)	0.90
Class B	12/31/2004		13.95	135	2.00	0.75
	12/31/2003	(1)	7.35	40	0.00	0.75

WRL T. Rowe Price Small Cap Subaccount
Class A	12/31/2004		9.38	23,211	0.00	0.90
	12/31/2003		39.15	17,274	0.00	0.90
	12/31/2002		(28.00)	6,667	(0.90)	0.90
	12/31/2001		(10.52)	6,832	(0.90)	0.90
	12/31/2000		(9.27)	2,568	0.29	0.90
Class B	12/31/2004		9.54	245	0.00	0.75
	12/31/2003	(1)	3.29	34	0.00	0.75

WRL Salomon All Cap Subaccount
Class A	12/31/2004		8.16	49,548	0.23	0.90
	12/31/2003		33.95	41,702	0.39	0.90
	12/31/2002		(25.39)	27,583	0.36	0.90
	12/31/2001		1.18	30,526	0.89	0.90
	12/31/2000		17.24	8,072	1.91	0.90
Class B	12/31/2004		8.32	251	0.27	0.75
	12/31/2003	(1)	6.31	27	0.00	0.75

WRL J. P. Morgan Mid Cap Value Subaccount
Class A	12/31/2004		13.56	18,393	0.04	0.90
	12/31/2003		30.25	15,227	0.11	0.90
	12/31/2002		(13.50)	9,498	(0.85)	0.90
	12/31/2001		(4.80)	5,325	0.44	0.90
	12/31/2000		11.91	1,811	2.02	0.90
Class B	12/31/2004	(1)	0.00	67	0.03	0.75

WRL Great Companies-AmericaSM Subaccount
Class A	12/31/2004		0.81	71,602	0.65	0.90
	12/31/2003		23.56	48,098	0.46	0.90
	12/31/2002		(21.40)	36,236	(0.62)	0.90
	12/31/2001		(12.98)	16,607	(0.56)	0.90
	12/31/2000		13.12	8,491	(0.90)	0.90
Class B	12/31/2004		0.96	114	0.59	0.75
	12/31/2003	(1)	6.06	27	0.00	0.75

F-43

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Great Companies-TechnologySM Subaccount
Class A	12/31/2004		$3.84	$(0.03)	$0.30	$0.27	$4.11
	12/31/2003		2.57	(0.03)	1.30	1.27	3.84
	12/31/2002		4.19	(0.03)	(1.59)	(1.62)	2.57
	12/31/2001		6.70	(0.04)	(2.47)	(2.51)	4.19
	12/31/2000		10.00	(0.05)	(3.25)	(3.30)	6.70
Class B	12/31/2004		10.35	(0.08)	0.83	0.75	11.10
	12/31/2003	(1)	10.00	(0.01)	0.36	0.35	10.35

WRL Asset Allocation-Conservative Portfolio Subaccount
Class A	12/31/2004		11.01	0.05	0.91	0.96	11.97
	12/31/2003		9.04	(0.08)	2.05	1.97	11.01
	12/31/2002		10.00	(0.05)	(0.91)	(0.96)	9.04
Class B	12/31/2004		10.39	0.09	0.83	0.92	11.31
	12/31/2003	(1)	10.00	(0.01)	0.40	0.39	10.39

WRL Asset Allocation-Moderate Portfolio Subaccount
Class A	12/31/2004		10.84	0.02	1.10	1.12	11.96
	12/31/2003		8.76	(0.08)	2.16	2.08	10.84
	12/31/2002		10.00	(0.05)	(1.19)	(1.24)	8.76
Class B	12/31/2004		10.43	0.05	1.06	1.11	11.54
	12/31/2003	(1)	10.00	(0.01)	0.44	0.43	10.43

WRL Asset Allocation-Moderate Growth Portfolio Subaccount
Class A	12/31/2004		10.67	(0.01)	1.35	1.34	12.01
	12/31/2003		8.47	(0.07)	2.27	2.20	10.67
	12/31/2002		10.00	(0.05)	(1.48)	(1.53)	8.47
Class B	12/31/2004		10.50	0.02	1.32	1.34	11.84
	12/31/2003	(1)	10.00	(0.01)	0.51	0.50	10.50

WRL Asset Allocation-Growth Portfolio Subaccount
Class A	12/31/2004		10.53	0.01	1.37	1.38	11.91
	12/31/2003		8.12	(0.07)	2.48	2.41	10.53
	12/31/2002		10.00	(0.05)	(1.83)	(1.88)	8.12
Class B	12/31/2004		10.58	0.02	1.39	1.41	11.99
	12/31/2003	(1)	10.00	(0.01)	0.59	0.58	10.58

WRL PIMCO Total Return Subaccount
Class A	12/31/2004		10.98	0.21	0.18	0.39	11.37
	12/31/2003		10.56	0.03	0.39	0.42	10.98
	12/31/2002		10.00	(0.06)	0.62	0.56	10.56
Class B	12/31/2004		10.14	0.19	0.18	0.37	10.51
	12/31/2003	(1)	10.00	(0.01)	0.15	0.14	10.14

F-44

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Great Companies-TechnologySM Subaccount
Class A	12/31/2004		7.10%	$13,473	0.00%	0.90%
	12/31/2003		49.61	14,346	0.00	0.90
	12/31/2002		(38.67)	5,195	(0.90)	0.90
	12/31/2001		(37.51)	6,147	(0.90)	0.90
	12/31/2000	(1)	(33.01)	2,788	(0.90)	0.90
Class B	12/31/2004		7.25	105	0.00	0.75
	12/31/2003	(1)	3.53	26	0.00	0.75

WRL Asset Allocation-Conservative Portfolio Subaccount
Class A	12/31/2004		8.73	18,291	1.31	0.90
	12/31/2003		21.82	11,072	0.13	0.90
	12/31/2002	(1)	(9.65)	4,376	(0.90)	0.90
Class B	12/31/2004		8.89	197	1.53	0.75
	12/31/2003	(1)	3.88	26	0.00	0.75

WRL Asset Allocation-Moderate Portfolio Subaccount
Class A	12/31/2004		10.40	49,873	1.03	0.90
	12/31/2003		23.75	32,736	0.11	0.90
	12/31/2002	(1)	(12.43)	10,778	(0.90)	0.90
Class B	12/31/2004		10.56	3,180	1.24	0.75
	12/31/2003	(1)	4.34	26	0.00	0.75

WRL Asset Allocation-Moderate Growth Portfolio Subaccount
Class A	12/31/2004		12.53	130,542	0.78	0.90
	12/31/2003		26.03	65,864	0.15	0.90
	12/31/2002	(1)	(15.31)	15,054	(0.90)	0.90
Class B	12/31/2004		12.69	9,586	0.90	0.75
	12/31/2003	(1)	5.02	26	0.00	0.75

WRL Asset Allocation-Growth Portfolio Subaccount
Class A	12/31/2004		13.16	102,006	0.95	0.90
	12/31/2003		29.63	42,131	0.16	0.90
	12/31/2002	(1)	(18.79)	6,751	(0.90)	0.90
Class B	12/31/2004		13.33	7,452	0.90	0.75
	12/31/2003	(1)	5.83	26	0.00	0.75

WRL PIMCO Total Return Subaccount
Class A	12/31/2004		3.56	10,074	2.81	0.90
	12/31/2003		3.97	9,186	1.16	0.90
	12/31/2002	(1)	5.56	7,376	(0.90)	0.90
Class B	12/31/2004		3.71	199	2.57	0.75
	12/31/2003	(1)	1.35	25	0.00	0.75

F-45

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Transamerica Balanced Subaccount
Class A	12/31/2004		$10.65	$0.04	$1.04	$1.08	$11.73
	12/31/2003		9.43	(0.07)	1.29	1.22	10.65
	12/31/2002	(1)	10.00	(0.05)	(0.52)	(0.57)	9.43
Class B	12/31/2004		10.37	0.10	0.97	1.07	11.44
	12/31/2003	(1)	10.00	(0.01)	0.38	0.37	10.37

WRL Transamerica Convertible Securities Subaccount
Class A	12/31/2004		11.35	0.57	0.82	1.39	12.74
	12/31/2003		9.26	(0.08)	2.17	2.09	11.35
	12/31/2002	(1)	10.00	(0.05)	(0.69)	(0.74)	9.26
Class B	12/31/2004		10.27	0.36	0.91	1.27	11.54
	12/31/2003	(1)	10.00	(0.01)	0.28	0.27	10.27

WRL Transamerica Equity Subaccount
Class A	12/31/2004		11.09	(0.10)	1.74	1.64	12.73
	12/31/2003		8.53	(0.09)	2.65	2.56	11.09
	12/31/2002	(1)	10.00	(0.05)	(1.42)	(1.47)	8.53
Class B	12/31/2004		10.49	(0.08)	1.64	1.56	12.05
	12/31/2003	(1)	10.00	(0.01)	0.50	0.49	10.49

WRL Transamerica Growth Opportunities Subaccount
Class A	12/31/2004		10.29	(0.10)	1.71	1.61	11.90
	12/31/2003		7.92	(0.08)	2.45	2.37	10.29
	12/31/2002	(1)	10.00	(0.04)	(2.04)	(2.08)	7.92
Class B	12/31/2004		10.49	(0.08)	1.73	1.65	12.14
	12/31/2003	(1)	10.00	(0.01)	0.50	0.49	10.49

WRL Capital Guardian Value Subaccount
Class A	12/31/2004		10.55	0.02	1.63	1.65	12.20
	12/31/2003		7.91	(0.01)	2.65	2.64	10.55
	12/31/2002	(1)	10.00	0.39	(2.48)	(2.09)	7.91
Class B	12/31/2004		10.81	0.05	1.66	1.71	12.52
	12/31/2003	(1)	10.00	(0.01)	0.82	0.81	10.81

WRL Transamerica Small/Mid Cap Value Subaccount
Class A	12/31/2004	(1)	10.00	(0.06)	1.51	1.45	11.45
Class B	12/31/2004	(1)	10.00	(0.05)	1.51	1.46	11.46

F-46

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Transamerica Balanced Subaccount
Class A	12/31/2004		10.16%	$3,697	1.27%	0.90%
	12/31/2003		12.88	2,967	0.19	0.90
	12/31/2002	(1)	(5.67)	2,319	(0.90)	0.90
Class B	12/31/2004		10.32	62	1.67	0.75
	12/31/2003	(1)	3.72	26	0.00	0.75

WRL Transamerica Convertible Securities Subaccount
Class A	12/31/2004		12.17	2,459	5.75	0.90
	12/31/2003		22.56	2,004	0.17	0.90
	12/31/2002	(1)	(7.36)	311	(0.90)	0.90
Class B	12/31/2004		12.33	210	4.05	0.75
	12/31/2003	(1)	2.73	31	0.00	0.75

WRL Transamerica Equity Subaccount
Class A	12/31/2004		14.77	258,530	0.00	0.90
	12/31/2003		30.05	10,463	0.00	0.90
	12/31/2002	(1)	(14.69)	2,781	(0.90)	0.90
Class B	12/31/2004		14.94	568	0.00	0.75
	12/31/2003	(1)	4.88	26	0.00	0.75

WRL Transamerica Growth Opportunities Subaccount
Class A	12/31/2004		15.58	48,945	0.00	0.90
	12/31/2003		30.04	4,407	0.00	0.90
	12/31/2002	(1)	(20.84)	552	(0.90)	0.90
Class B	12/31/2004		15.75	307	0.00	0.75
	12/31/2003	(1)	4.88	34	0.00	0.75

WRL Capital Guardian Value Subaccount
Class A	12/31/2004		15.66	2,172	1.07	0.90
	12/31/2003		33.38	1,104	0.74	0.90
	12/31/2002	(1)	(20.90)	181	(0.90)	0.90
Class B	12/31/2004		15.83	94	1.15	0.75
	12/31/2003	(1)	8.06	34	0.00	0.75

WRL Transamerica Small/Mid Cap Value Subaccount
Class A	12/31/2004	(1)	21.56	618	0.00	0.90
Class B	12/31/2004	(1)	21.73	94	0.00	0.75

F-47

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Transamerica U.S. Government Securities Subaccount
Class A	12/31/2004		$10.68	$0.32	$(0.07)	$0.25	$10.93
	12/31/2003		10.47	0.15	0.06	0.21	10.68
	12/31/2002	(1)	10.00	0.00	0.47	0.47	10.47
Class B	12/31/2004		10.09	0.24	0.02	0.26	10.35
	12/31/2003	(1)	10.00	(0.01)	0.10	0.09	10.09

WRL J.P. Morgan Enhanced Index Subaccount
Class A	12/31/2004		10.37	(0.01)	1.05	1.04	11.41
	12/31/2003		8.11	(0.04)	2.30	2.26	10.37
	12/31/2002	(1)	10.00	(0.02)	(1.87)	(1.89)	8.11
Class B	12/31/2004		10.67	0.00	1.09	1.09	11.76
	12/31/2003	(1)	10.00	(0.01)	0.68	0.67	10.67

WRL MFS High Yield Subaccount
Class A	12/31/2004		10.90	0.46	0.50	0.96	11.86
	12/31/2003	(1)	10.00	(0.03)	0.93	0.90	10.90
Class B	12/31/2004		10.34	0.61	0.31	0.92	11.26
	12/31/2003	(1)	10.00	(0.01)	0.35	0.34	10.34

WRL Capital Guardian U.S. Equity Subaccount
Class A	12/31/2004		10.87	(0.07)	1.03	0.96	11.83
	12/31/2003		8.04	(0.07)	2.90	2.83	10.87
	12/31/2002	(1)	10.00	(0.01)	(1.95)	(1.96)	8.04

Access U.S. Government Money Market Portfolio
Class A	12/31/2004		9.94	(0.09)	0.00	(0.09)	9.85
	12/31/2003	(1)	10.00	(0.06)	0.00	(0.06)	9.94
Class B	12/31/2004		9.99	(0.07)	(0.01)	(0.08)	9.91
	12/31/2003	(1)	10.00	(0.01)	0.00	(0.01)	9.99

Potomac Dow 30 Plus Portfolio Subaccount
Class A	12/31/2004		12.15	0.06	0.26	0.32	12.47
	12/31/2003	(1)	10.00	0.24	1.91	2.15	12.15
Class B	12/31/2004		10.82	(0.00)	0.30	0.30	11.12
	12/31/2003	(1)	10.00	0.11	0.71	0.82	10.82

F-48

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Transamerica U.S. Government Securities Subaccount
Class A	12/31/2004		2.37%	$446	3.90%	0.90%
	12/31/2003		2.03	332	2.29	0.90
	12/31/2002	(1)	4.65	221	0.07	0.90
Class B	12/31/2004		2.52	108	3.10	0.75
	12/31/2003	(1)	0.93	25	0.00	0.75

WRL J.P. Morgan Enhanced Index Subaccount
Class A	12/31/2004		10.03	1,088	0.79	0.90
	12/31/2003		27.79	872	0.50	0.90
	12/31/2002	(1)	(18.85)	50	(0.32)	0.90
Class B	12/31/2004		10.19	87	0.78	0.75
	12/31/2003	(1)	6.74	27	0.00	0.75

WRL MFS High Yield Subaccount
Class A	12/31/2004		8.81	313	5.02	0.90
	12/31/2003	(1)	8.90	408	0.31	0.90
Class B	12/31/2004		8.95	44	6.51	0.75
	12/31/2003	(1)	3.40	26	0.00	0.75

WRL Capital Guardian U.S. Equity Subaccount
Class A	12/31/2004		8.79	1,390	0.29	0.90
	12/31/2003		35.28	1,120	0.14	0.90
	12/31/2002	(1)	(19.63)	144	(0.15)	0.90

Access U.S. Government Money Market Portfolio
Class A	12/31/2004		(0.89)	2,748	0.00	0.90
	12/31/2003	(1)	(0.57)	12,071	0.00	0.90
Class B	12/31/2004		(0.75)	131	0.00	0.75
	12/31/2003	(1)	(0.13)	25	0.00	0.75

Potomac Dow 30 Plus Portfolio Subaccount
Class A	12/31/2004		2.62	1,952	1.43	0.90
	12/31/2003	(1)	21.53	159	2.72	0.90
Class B	12/31/2004		2.78	42	0.73	0.75
	12/31/2003	(1)	8.17	27	1.20	0.75

F-49

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year

Potomac OTC Plus Portfolio Subaccount
Class A	12/31/2004		$12.52	$1.58	$(0.13)	$1.45	$13.97
	12/31/2003	(1)	10.00	0.52	2.00	2.52	12.52
Class B	12/31/2004		10.31	1.95	(0.80)	1.15	11.46
	12/31/2003	(1)	10.00	0.17	0.14	0.31	10.31

Wells S&P REIT Index Portfolio Subaccount
Class A	12/31/2004		12.24	(0.08)	3.33	3.25	15.49
	12/31/2003	(1)	10.00	0.98	1.26	2.24	12.24
Class B	12/31/2004		10.57	(0.06)	2.89	2.83	13.40
	12/31/2003	(1)	10.00	0.17	0.40	0.57	10.57
Potomac Mid Cap Plus Portfolio Subaccount
Class A	12/31/2004	(1)	10.00	(0.06)	1.47	1.41	11.41

Potomac Small Cap Plus Portfolio Subaccount
Class A	12/31/2004	(1)	10.00	(0.06)	2.48	2.42	12.42

Potomac U.S./Short Portfolio Subaccount
Class A	12/31/2004	(1)	10.00	(0.05)	(1.93)	(1.98)	8.02

F-50

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio

Potomac OTC Plus Portfolio Subaccount
Class A	12/31/2004		11.58%	$6,442	13.63%	0.90%
	12/31/2003	(1)	25.17	5,360	4.97	0.90
Class B	12/31/2004		11.15	38	19.93	0.75
	12/31/2003	(1)	3.08	26	1.84	0.75

Wells S&P REIT Index Portfolio Subaccount
Class A	12/31/2004		26.57	667	0.27	0.90
	12/31/2003	(1)	22.39	352	9.08	0.90
Class B	12/31/2004		26.74	60	0.19	0.75
	12/31/2003	(1)	5.74	26	1.78	0.75
Potomac Mid Cap Plus Portfolio Subaccount
Class A	12/31/2004	(1)	21.03	34	0.00	0.90

Potomac Small Cap Plus Portfolio Subaccount
Class A	12/31/2004	(1)	35.99	667	0.00	0.90

Potomac U.S./Short Portfolio Subaccount
Class A	12/31/2004	(1)	(29.47)	30	0.00	0.90

F-51

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year

Fidelity VIP Growth Opportunities Portfolio Subaccount
Class A	12/31/2004		$7.18	$(0.04)	$0.47	$0.43	$7.61
	12/31/2003		5.60	(0.03)	1.61	1.58	7.18
	12/31/2002		7.25	(0.01)	(1.64)	(1.65)	5.60
	12/31/2001		8.56	(0.05)	(1.26)	(1.31)	7.25
	12/31/2000	(1)	10.00	(0.06)	(1.38)	(1.44)	8.56

Fidelity VIP Contrafund® Portfolio Subaccount
Class A	12/31/2004		9.27	(0.07)	1.38	1.31	10.58
	12/31/2003		7.29	(0.05)	2.03	1.98	9.27
	12/31/2002		8.14	(0.03)	(0.82)	(0.85)	7.29
	12/31/2001		9.38	(0.04)	(1.20)	(1.24)	8.14
	12/31/2000	(1)	10.00	(0.06)	(0.56)	(0.62)	9.38
Fidelity VIP Equity-Income Portfolio Subaccount
Class A	12/31/2004		10.92	0.05	1.07	1.12	12.04
	12/31/2003		8.48	0.05	2.39	2.44	10.92
	12/31/2002		10.32	0.04	(1.88)	(1.84)	8.48
	12/31/2001		10.99	(0.04)	(0.63)	(0.67)	10.32
	12/31/2000	(1)	10.00	(0.06)	1.05	0.99	10.99

Fidelity VIP Index 500 Portfolio Subaccount
Class A	12/31/2004	(1)	10.00	(0.06)	1.04	0.98	10.98
Class B	12/31/2004		10.60	(0.03)	1.03	1.00	11.60
	12/31/2003	(1)	10.00	(0.01)	0.61	0.60	10.60

F-52

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio

Fidelity VIP Growth Opportunities Portfolio Subaccount
Class A	12/31/2004		5.93%	$3,592	0.32%	0.90%
	12/31/2003		28.25	3,103	0.40	0.90
	12/31/2002		(22.70)	1,845	(0.17)	0.90
	12/31/2001		(15.40)	1,397	(0.65)	0.90
	12/31/2000	(1)	(14.36)	562	(0.90)	0.90

Fidelity VIP Contrafund® Portfolio Subaccount
Class A	12/31/2004		14.13	15,082	0.19	0.90
	12/31/2003		27.05	10,483	0.28	0.90
	12/31/2002		(10.41)	6,552	(0.43)	0.90
	12/31/2001		(13.25)	3,335	(0.45)	0.90
	12/31/2000	(1)	(6.16)	1,030	(0.90)	0.90
Fidelity VIP Equity-Income Portfolio Subaccount
Class A	12/31/2004		10.24	12,581	1.35	0.90
	12/31/2003		28.87	10,460	1.42	0.90
	12/31/2002		(17.89)	6,167	0.46	0.90
	12/31/2001		(6.07)	4,161	(0.35)	0.90
	12/31/2000		9.91	307	(0.90)	0.90

Fidelity VIP Index 500 Portfolio Subaccount
Class A	12/31/2004	(1)	14.53	263	0.00	0.90
Class B	12/31/2004		9.52	297	0.43	0.75
	12/31/2003	(1)	5.95	27	0.00	0.75

Per unit information has been computed using average units outstanding throughout each period. Total return and investment income ratios are not annualized for periods of less than one year. The ratio of income (loss) is represented as the dividends, excluding distributions of long-term capital gains, received by the Life Account to the average net assets. For the periods prior to December 31, 2003, the ratio represented net investment income (loss) as the dividends received, reduced for expenses paid by the Life Account, to average net assets and annualized for periods of less than one year. The expense ratio considers only the expenses borne directly by the Life Account and excludes expenses incurred directly by the underlying funds.

F-53

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—EQUITY TRANSACTIONS

(All amounts in thousands)

Unit Activity:

	Year Ended		Units Outstanding- Beginning of Year	Units Issued	Units Redeemed	Units Outstanding- End of Year
WRL Transamerica Money Market Subaccount
Class A	12/31/2004		3,053	2,857	(3,593)	2,317
	12/31/2003		4,901	4,365	(6,213)	3,053
	12/31/2002		4,349	8,745	(8,193)	4,901
Class B	12/31/2004		5	136	(72)	69
	12/31/2003	(1)	0	6	(1)	5

WRL AEGON Bond Subaccount
Class A	12/31/2004		1,879	485	(684)	1,680
	12/31/2003		2,170	1,089	(1,380)	1,879
	12/31/2002		1,725	1,543	(1,098)	2,170
Class B	12/31/2004		3	29	(8)	24
	12/31/2003	(1)	0	3	0	3

WRL Janus Growth Subaccount
Class A	12/31/2004		9,058	1,839	(2,384)	8,513
	12/31/2003		9,348	2,688	(2,978)	9,058
	12/31/2002		9,583	3,597	(3,832)	9,348
Class B	12/31/2004		3	35	(12)	26
	12/31/2003	(1)	0	3	0	3

WRL Templeton Great Companies Global Subaccount
Class A	12/31/2004		11,513	2,876	(3,250)	11,139
	12/31/2003		12,274	3,301	(4,062)	11,513
	12/31/2002		12,912	3,858	(4,496)	12,274
Class B	12/31/2004		3	18	(7)	14
	12/31/2003	(1)	0	3	0	3

WRL Van Kampen Emerging Growth Subaccount
Class A	12/31/2004		9,926	2,232	(2,788)	9,370
	12/31/2003		10,076	3,295	(3,445)	9,926
	12/31/2002		10,305	4,184	(4,413)	10,076
Class B	12/31/2004		3	16	(7)	12
	12/31/2003	(1)	0	3	0	3

WRL Federated Growth & Income Subaccount
Class A	12/31/2004		3,557	1,201	(1,079)	3,679
	12/31/2003		3,465	1,406	(1,314)	3,557
	12/31/2002		2,531	2,434	(1,500)	3,465
Class B	12/31/2004		4	72	(16)	60
	12/31/2003	(1)	0	4	0	4

WRL Transamerica Value Balanced Subaccount
Class A	12/31/2004		3,397	5,887	(1,705)	7,579
	12/31/2003		3,535	983	(1,121)	3,397
	12/31/2002		2,270	2,440	(1,175)	3,535
Class B	12/31/2004		3	7	(4)	6
	12/31/2003	(1)	0	3	0	3

WRL Mercury Large Cap Value Subaccount
Class A	12/31/2004		2,229	599	(668)	2,160
	12/31/2003		2,278	866	(915)	2,229
	12/31/2002		2,103	1,061	(886)	2,278
Class B	12/31/2004		3	4	(3)	4
	12/31/2003	(1)	0	3	0	3

F-54

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—(continued)

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL Transamerica Money Market Subaccount
Class A	12/31/2004		$54,351	$(68,355)	$(14,004)
	12/31/2003		83,173	(118,374)	(35,201)
	12/31/2002		166,308	(155,807)	10,501
Class B	12/31/2004		1,365	(695)	670
	12/31/2003	(1)	56	(12)	44

WRL AEGON Bond Subaccount
Class A	12/31/2004		14,372	(20,249)	(5,877)
	12/31/2003		31,187	(39,675)	(8,488)
	12/31/2002		41,856	(29,563)	12,293
Class B	12/31/2004		308	(61)	247
	12/31/2003	(1)	0	0	0

WRL Janus Growth Subaccount
Class A	12/31/2004		125,862	(163,094)	(37,232)
	12/31/2003		153,439	(170,377)	(16,938)
	12/31/2002		208,495	(218,915)	(10,420)
Class B	12/31/2004		376	(102)	274
	12/31/2003	(1)	0	0	0

WRL Templeton Great Companies Global Subaccount
Class A	12/31/2004		62,867	(71,186)	(8,319)
	12/31/2003		61,243	(75,527)	(14,284)
	12/31/2002		79,862	(92,031)	(12,169)
Class B	12/31/2004		195	(44)	151
	12/31/2003	(1)	0	0	0

WRL Van Kampen Emerging Growth Subaccount
Class A	12/31/2004		70,246	(87,771)	(17,525)
	12/31/2003		91,145	(95,072)	(3,927)
	12/31/2002		126,081	(131,706)	(5,625)
Class B	12/31/2004		163	(41)	122
	12/31/2003	(1)	0	0	0

WRL Federated Growth & Income Subaccount
Class A	12/31/2004		35,161	(31,541)	3,620
	12/31/2003		35,214	(32,815)	2,399
	12/31/2002		56,890	(34,500)	22,390
Class B	12/31/2004		807	(154)	653
	12/31/2003	(1)	21	(5)	16

WRL Transamerica Value Balanced Subaccount
Class A	12/31/2004		110,505	(32,619)	77,886
	12/31/2003		16,507	(18,820)	(2,313)
	12/31/2002		41,747	(18,904)	22,843
Class B	12/31/2004		83	(20)	63
	12/31/2003	(1)	0	0	0

WRL Mercury Large Cap Value Subaccount
Class A	12/31/2004		10,671	(11,781)	(1,110)
	12/31/2003		12,474	(12,998)	(524)
	12/31/2002		15,533	(12,638)	2,895
Class B	12/31/2004		52	(9)	43
	12/31/2003	(1)	0	0	0

F-55

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—(continued)

Unit Activity:

	Year Ended		Units Outstanding- Beginning of Year	Units Issued	Units Redeemed	Units Outstanding- End of Year
WRL American Century International Subaccount
Class A	12/31/2004		2,849	1,260	(990)	3,119
	12/31/2003		1,083	2,820	(1,054)	2,849
	12/31/2002		868	930	(715)	1,083

WRL Third Avenue Value Subaccount
Class A	12/31/2004		3,153	1,516	(952)	3,717
	12/31/2003		2,882	1,431	(1,160)	3,153
	12/31/2002		2,296	2,107	(1,521)	2,882
Class B	12/31/2004		3	42	(13)	32
	12/31/2003	(1)	0	3	0	3

WRL Clarion Real Estate Securities Subaccount
Class A	12/31/2004		1,878	1,307	(954)	2,231
	12/31/2003		1,671	1,202	(995)	1,878
	12/31/2002		693	2,043	(1,065)	1,671
Class B	12/31/2004		3	27	(8)	22
	12/31/2003	(1)	0	3	0	3

WRL Marsico Growth Subaccount
Class A	12/31/2004		1,240	877	(561)	1,556
	12/31/2003		694	1,027	(481)	1,240
	12/31/2002		428	863	(597)	694
Class B	12/31/2004		3	16	(6)	13
	12/31/2003	(1)	0	3	0	3

WRL Munder Net50 Subaccount
Class A	12/31/2004		1,612	1,468	(1,440)	1,640
	12/31/2003		501	2,104	(993)	1,612
	12/31/2002		351	771	(621)	501
Class B	12/31/2004		3	25	(13)	15
	12/31/2003	(1)	0	3	0	3

WRL T. Rowe Price Equity Income Subaccount
Class A	12/31/2004		851	951	(318)	1,484
	12/31/2003		603	520	(272)	851
	12/31/2002		361	529	(287)	603
Class B	12/31/2004		4	13	(6)	11
	12/31/2003	(1)	0	4	0	4

WRL T. Rowe Price Small Cap Subaccount
Class A	12/31/2004		1,725	1,434	(1,040)	2,119
	12/31/2003		927	1,676	(878)	1,725
	12/31/2002		684	1,055	(812)	927
Class B	12/31/2004		3	32	(13)	22
	12/31/2003	(1)	0	3	0	3

WRL Salomon All Cap Subaccount
Class A	12/31/2004		3,287	1,465	(1,141)	3,611
	12/31/2003		2,912	1,610	(1,235)	3,287
	12/31/2002		2,405	2,208	(1,701)	2,912
Class B	12/31/2004		3	31	(12)	22
	12/31/2003	(1)	0	3	0	3

F-56

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—(continued)

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL American Century International Subaccount
Class A	12/31/2004		$11,832	$(9,265)	$2,567
	12/31/2003		21,225	(8,332)	12,893
	12/31/2002		7,895	(6,027)	1,868

WRL Third Avenue Value Subaccount
Class A	12/31/2004		29,014	(17,961)	11,053
	12/31/2003		21,181	(16,758)	4,423
	12/31/2002		30,431	(21,040)	9,391
Class B . . . . . . . . . . . . .	12/31/2004		484	(121)	363
	12/31/2003	(1)	0	0	0

WRL Clarion Real Estate Securities Subaccount
Class A	12/31/2004		22,598	(15,965)	6,633
	12/31/2003		15,949	(13,028)	2,921
	12/31/2002		24,403	(12,476)	11,927
Class B	12/31/2004		338	(63)	275
	12/31/2003	(1)	9	(2)	7

WRL Marsico Growth Subaccount
Class A	12/31/2004		7,076	(4,534)	2,542
	12/31/2003		7,499	(3,368)	4,131
	12/31/2002		6,209	(4,281)	1,928
Class B	12/31/2004		165	(36)	129
	12/31/2003	(1)	0	0	0

WRL Munder Net50 Subaccount
Class A	12/31/2004		12,169	(11,707)	462
	12/31/2003		14,489	(6,411)	8,078
	12/31/2002		4,319	(3,585)	734
Class B	12/31/2004		251	(99)	152
	12/31/2003	(1)	8	(2)	6

WRL T. Rowe Price Equity Income Subaccount
Class A	12/31/2004		9,434	(3,158)	6,276
	12/31/2003		4,356	(2,227)	2,129
	12/31/2002		4,485	(2,473)	2,012
Class B	12/31/2004		146	(35)	111
	12/31/2003	(1)	16	(4)	12

WRL T. Rowe Price Small Cap Subaccount
Class A	12/31/2004		14,685	(10,550)	4,135
	12/31/2003		14,528	(7,357)	7,171
	12/31/2002		8,936	(6,716)	2,220
Class B	12/31/2004		323	(106)	217
	12/31/2003	(1)	10	(2)	8

WRL Salomon All Cap Subaccount
Class A	12/31/2004		19,060	(14,767)	4,293
	12/31/2003		17,212	(13,001)	4,211
	12/31/2002		24,375	(17,908)	6,467
Class B	12/31/2004		333	(97)	236
	12/31/2003	(1)	0	0	0

F-57

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—(continued)

Unit Activity:

	Year Ended		Units Outstanding- Beginning of Year	Units Issued	Units Redeemed	Units Outstanding- End of Year
WRL J. P. Morgan Mid Cap Value Subaccount
Class A	12/31/2004		1,250	574	(494)	1,330
	12/31/2003		1,016	742	(508)	1,250
	12/31/2002		493	1,315	(792)	1,016
Class B	12/31/2004	(1)	0	6	0	6

WRL Great Companies-AmericaSM Subaccount
Class A	12/31/2004		5,031	5,413	(3,014)	7,430
	12/31/2003		4,683	2,288	(1,940)	5,031
	12/31/2002	(1)	1,687	4,889	(1,893)	4,683
Class B	12/31/2004		3	13	(5)	11
	12/31/2003		0	3	0	3

WRL Great Companies-TechnologySM Subaccount
Class A	12/31/2004		3,735	1,773	(2,233)	3,275
	12/31/2003		2,023	3,986	(2,274)	3,735
	12/31/2002	(1)	1,468	2,408	(1,853)	2,023
Class B	12/31/2004		3	16	(9)	10
	12/31/2003		0	3	0	3

WRL Asset Allocation-Conservative Portfolio Subaccount
Class A	12/31/2004		1,006	1,121	(599)	1,528
	12/31/2003		484	1,138	(616)	1,006
	12/31/2002	(1)	0	633	(149)	484
Class B	12/31/2004		3	27	(12)	18
	12/31/2003	(1)	0	3	0	3

WRL Asset Allocation-Moderate Portfolio Subaccont
Class A	12/31/2004		3,021	2,525	(1,377)	4,169
	12/31/2003		1,231	2,911	(1,121)	3,021
	12/31/2002	(1)	0	1,478	(247)	1,231
Class B	12/31/2004		3	403	(130)	276
	12/31/2003	(1)	0	3	0	3

WRL Asset Allocation-Moderate Growth Portfolio Subaccount
Class A	12/31/2004		6,171	7,840	(3,142)	10,869
	12/31/2003		1,778	6,097	(1,704)	6,171
	12/31/2002	(1)	0	2,083	(305)	1,778
Class B	12/31/2004		3	1,028	(221)	810
	12/31/2003	(1)	0	3	0	3

WRL Asset Allocation-Growth Portfolio Subaccount
Class A	12/31/2004		4,002	6,817	(2,256)	8,563
	12/31/2003		831	4,187	(1,016)	4,002
	12/31/2002	(1)	0	1,011	(180)	831
Class B	12/31/2004		3	895	(276)	622
	12/31/2003	(1)	0	3	0	3

WRL PIMCO Total Return Subaccount
Class A	12/31/2004		837	558	(509)	886
	12/31/2003		699	1,030	(892)	837
	12/31/2002	(1)	0	986	(287)	699
Class B	12/31/2004		3	20	(4)	19
	12/31/2003	(1)	0	3	0	3

F-58

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—(continued)

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL J. P. Morgan Mid Cap Value Subaccount
Class A	12/31/2004		$7,228	$(6,193)	$1,035
	12/31/2003		7,842	(5,249)	2,593
	12/31/2002		13,968	(7,970)	5,998
Class B	12/31/2004	(1)	42	(6)	36

WRL Great Companies-AmericaSM Subaccount
Class A . . . . . . . . . . . . .	12/31/2004		50,994	(28,188)	22,806
	12/31/2003		19,126	(16,308)	2,818
	12/31/2002		42,221	(15,742)	26,479
Class B	12/31/2004		131	(20)	111
	12/31/2003	(1)	0	0	0

WRL Great Companies-TechnologySM Subaccount
Class A	12/31/2004		6,893	(8,645)	(1,752)
	12/31/2003		13,001	(7,328)	5,673
	12/31/2002		7,827	(5,956)	1,871
Class B	12/31/2004		167	(68)	99
	12/31/2003	(1)	0	0	0

WRL Asset Allocation-Conservative Portfolio Subaccount
Class A	12/31/2004		12,588	(6,766)	5,822
	12/31/2003		10,835	(6,096)	4,739
	12/31/2002	(1)	5,700	(1,377)	4,323
Class B	12/31/2004		289	(103)	186
	12/31/2003	(1)	0	0	0

WRL Asset Allocation-Moderate Portfolio Subaccount
Class A	12/31/2004		28,080	(15,305)	12,775
	12/31/2003		27,774	(10,722)	17,052
	12/31/2002	(1)	13,087	(2,206)	10,881
Class B	12/31/2004		4,333	(1,362)	2,971
	12/31/2003	(1)	0	0	0

WRL Asset Allocation-Moderate Growth Portfolio Subaccount
Class A	12/31/2004		86,238	(34,593)	51,645
	12/31/2003		57,353	(15,939)	41,414
	12/31/2002	(1)	17,921	(2,607)	15,314
Class B	12/31/2004		11,203	(2,393)	8,810
	12/31/2003	(1)	0	0	0

WRL Asset Allocation-Growth Portfolio Subaccount
Class A	12/31/2004		73,933	(24,493)	49,440
	12/31/2003		38,530	(9,151)	29,379
	12/31/2002	(1)	8,492	(1,499)	6,993
Class B	12/31/2004		9,804	(3,000)	6,804
	12/31/2003	(1)	0	0	0

WRL PIMCO Total Return Subaccount
Class A	12/31/2004		6,230	(5,644)	586
	12/31/2003		11,070	(9,562)	1,508
	12/31/2002	(1)	10,012	(2,965)	7,047
Class B	12/31/2004		215	(18)	197
	12/31/2003	(1)	0	0	0

F-59

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—(continued)

Unit Activity:

	Year Ended		Units Outstanding- Beginning of Year	Units Issued	Units Redeemed	Units Outstanding- End of Year
WRL Transamerica Balanced Subaccount
Class A	12/31/2004		279	171	(135)	315
	12/31/2003		246	266	(233)	279
	12/31/2002	(1)	0	352	(106)	246
Class B	12/31/2004		3	7	(4)	6
	12/31/2003	(1)	0	3	0	3

WRL Transamerica Convertible Securities Subaccount
Class A	12/31/2004		177	139	(123)	193
	12/31/2003		34	217	(74)	177
	12/31/2002	(1)	0	43	(9)	34
Class B	12/31/2004		3	19	(4)	18
	12/31/2003	(1)	0	3	0	3

WRL Transamerica Equity Subaccount
Class A	12/31/2004		943	23,722	(4,361)	20,304
	12/31/2003		326	1,004	(387)	943
	12/31/2002	(1)	0	381	(55)	326
Class B	12/31/2004		3	61	(17)	47
	12/31/2003	(1)	0	3	0	3

WRL Transamerica Growth Opportunities Subaccount
Class A	12/31/2004		429	4,830	(1,145)	4,114
	12/31/2003		70	446	(87)	429
	12/31/2002	(1)	0	89	(19)	70
Class B	12/31/2004		3	35	(13)	25
	12/31/2003	(1)	0	3	0	3

WRL Capital Guardian Value Subaccount
Class A	12/31/2004		105	132	(59)	178
	12/31/2003		23	103	(21)	105
	12/31/2002	(1)	0	37	(14)	23
Class B	12/31/2004		3	13	(9)	7
	12/31/2003	(1)	0	3	0	3

WRL Transamerica Small/Mid Cap Value Subaccount
Class A	12/31/2004	(1)	0	64	(10)	54
Class B	12/31/2004	(1)	0	9	(1)	8

WRL Transamerica U.S. Government Securities Subaccount
Class A	12/31/2004		31	34	(24)	41
	12/31/2003		21	45	(35)	31
	12/31/2002	(1)	0	22	(1)	21
Class B	12/31/2004		3	9	(1)	11
	12/31/2003	(1)	0	3	0	3

WRL J.P. Morgan Enhanced Index Subaccount
Class A	12/31/2004		84	62	(51)	95
	12/31/2003		6	98	(20)	84
	12/31/2002	(1)	0	6	0	6
Class B	12/31/2004		3	5	0	8
	12/31/2003	(1)	0	3	0	3

F-60

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—(continued)

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL Transamerica Balanced Subaccount
Class A	12/31/2004		$1,842	$(1,458)	$384
	12/31/2003		2,580	(2,280)	300
	12/31/2002	(1)	3,345	(1,013)	2,332
Class B	12/31/2004		72	(15)	57
	12/31/2003	(1)	0	0	0

WRL Transamerica Convertible Securities Subaccount
Class A	12/31/2004		1,624	(1,429)	195
	12/31/2003		2,222	(761)	1,461
	12/31/2002	(1)	406	(111)	295
Class B	12/31/2004		209	(16)	193
	12/31/2003	(1)	7	(2)	5

WRL Transamerica Equity Subaccount
Class A	12/31/2004		268,900	(50,030)	218,870
	12/31/2003		9,657	(3,690)	5,967
	12/31/2002	(1)	3,311	(500)	2,811
Class B	12/31/2004		676	(159)	517
	12/31/2003	(1)	0	0	0

WRL Transamerica Growth Opportunities Subaccount
Class A	12/31/2004		52,825	(12,410)	40,415
	12/31/2003		3,995	(796)	3,199
	12/31/2002	(1)	737	(181)	556
Class B	12/31/2004		393	(116)	277
	12/31/2003	(1)	10	(2)	8

WRL Capital Guardian Value Subaccount
Class A	12/31/2004		1,454	(617)	837
	12/31/2003		954	(197)	757
	12/31/2002	(1)	336	(128)	208
Class B	12/31/2004		142	(65)	77
	12/31/2003	(1)	8	(2)	6

WRL Transamerica Small/Mid Cap Value Subaccount
Class A	12/31/2004	(1)	656	(115)	541
Class B	12/31/2004	(1)	73	(13)	60

WRL Transamerica U.S. Government Securities Subaccount
Class A	12/31/2004		367	(262)	105
	12/31/2003		483	(350)	133
	12/31/2002	(1)	231	(41)	190
Class B	12/31/2004		89	(8)	81
	12/31/2003	(1)	0	0	0

WRL J. P. Morgan Enhanced Index Subaccount
Class A	12/31/2004		656	(498)	158
	12/31/2003		856	(181)	675
	12/31/2002	(1)	58	(28)	30
Class B	12/31/2004		59	(5)	54
	12/31/2003	(1)	0	0	0

F-61

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—(continued)

Unit Activity:

	Year Ended		Units Outstanding- Beginning of Year	Units Issued	Units Redeemed	Units Outstanding- End of Year
WRL MFS High Yield Subaccount
Class A	12/31/2004		37	27	(38)	26
	12/31/2003	(1)	0	49	(12)	37
Class B	12/31/2004		3	2	(1)	4
	12/31/2003	(1)	0	3	0	3

WRL Capital Guardian U.S. Equity Subaccount
Class A	12/31/2004		103	65	(50)	118
	12/31/2003		18	100	(15)	103
	12/31/2002	(1)	0	27	(9)	18

Access U.S. Government Money Market Portfolio Subaccount
Class A	12/31/2004		1,214	11,048	(11,983)	279
	12/31/2003	(1)	0	5,474	(4,260)	1,214
Class B	12/31/2004		3	18	(7)	14
	12/31/2003	(1)	0	3	0	3

Potomac Dow 30 Plus Portfolio Subaccount
Class A	12/31/2004		13	539	(395)	157
	12/31/2003	(1)	0	27	(14)	13
Class B	12/31/2004		3	3	(2)	4
	12/31/2003	(1)	0	3	0	3
Potomac OTC Plus Portfolio Subaccount
Class A	12/31/2004		428	8,638	(8,605)	461
	12/31/2003	(1)	0	3,649	(3,221)	428
Class B	12/31/2004		3	3	(2)	4
	12/31/2003	(1)	0	3	0	3

Wells S&P REIT Index Portfolio Subaccount
Class A	12/31/2004		29	88	(74)	43
	12/31/2003	(1)	0	40	(11)	29
Class B	12/31/2004		3	4	(2)	5
	12/31/2003	(1)	0	3	0	3

Potomac Mid Cap Plus Portfolio Subaccount
Class A	12/31/2004	(1)	0	49	(46)	3

Potomac Small Cap Plus Portfolio Subaccount
Class A	12/31/2004	(1)	0	278	(224)	54

Potomac U.S./Short Portfolio Subaccount
Class A	12/31/2004	(1)	0	506	(502)	4

F-62

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—(continued)

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL MFS High Yield Subaccount
Class A	12/31/2004		$311	$(403)	$(92)
	12/31/2003	(1)	489	(123)	366
Class B	12/31/2004		21	(6)	15
	12/31/2003	(1)	0	0	0

WRL Capital Guardian U.S. Equity Subaccount
Class A	12/31/2004		721	(533)	188
	12/31/2003		993	(153)	840
	12/31/2002	(1)	245	(90)	155

Access U.S. Government Money Market Portfolio Subaccount
Class A	12/31/2004		109,366	(118,605)	(9,239)
	12/31/2003	(1)	54,530	(42,419)	12,111
Class B	12/31/2004		180	(74)	106
	12/31/2003	(1)	0	0	0

Potomac Dow 30 Plus Portfolio Subaccount
Class A	12/31/2004		6,332	(4,609)	1,723
	12/31/2003	(1)	283	(159)	124
Class B	12/31/2004		33	(20)	13
	12/31/2003	(1)	0	0	0

Potomac OTC Plus Portfolio Subaccount
Class A	12/31/2004		107,292	(106,244)	1,048
	12/31/2003	(1)	42,950	(38,321)	4,629
Class B	12/31/2004		28	(20)	8
	12/31/2003	(1)	0	0	0

Wells S&P REIT Index Portfolio Subaccount
Class A	12/31/2004		1,276	(1,030)	246
	12/31/2003	(1)	442	(119)	323
Class B	12/31/2004		39	(17)	22
	12/31/2003	(1)	0	0	0

Potomac Mid Cap Plus Portfolio Subaccount
Class A	12/31/2004	(1)	468	(460)	8

Potomac Small Cap Plus Portfolio Subaccount
Class A	12/31/2004	(1)	3,260	(2,636)	624

Potomac U.S./Short Portfolio Subaccount
Class A	12/31/2004	(1)	4,544	(4,529)	15

F-63

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—(continued)

Unit Activity:

	Year Ended		Units Outstanding- Beginning of Year	Units Issued	Units Redeemed	Units Outstanding- End of Year
Fidelity VIP Growth Opportunities Portfolio Subaccount
Class A	12/31/2004		432	252	(212)	472
	12/31/2003		329	340	(237)	432
	12/31/2002		193	307	(171)	329

Fidelity VIP Contrafund® Portfolio Subaccount
Class A	12/31/2004		1,131	698	(403)	1,426
	12/31/2003		898	729	(496)	1,131
	12/31/2002	(1)	410	1,039	(551)	898

Fidelity VIP Equity-Income Portfolio Subaccount
Class A	12/31/2004		958	459	(372)	1,045
	12/31/2003		728	566	(336)	958
	12/31/2002		403	679	(354)	728

Fidelity VIP Index 500 Portfolio Subaccount
Class A	12/31/2004		0	38	(14)	24
Class B	12/31/2004		3	28	(5)	26
	12/31/2003	(1)	0	3	0	3

F-64

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—(continued)

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
Fidelity VIP Growth Opportunities Portfolio Subaccount
Class A	12/31/2004		$1,816	$(1,522)	$294
	12/31/2003		2,106	(1,453)	653
	12/31/2002		1,902	(1,071)	831

Fidelity VIP Contrafund® Portfolio Subaccount
Class A	12/31/2004		6,708	(3,848)	2,860
	12/31/2003		5,785	(3,902)	1,883
	12/31/2002	(1)	8,090	(4,226)	3,864

Fidelity VIP Equity-Income Portfolio Subaccount
Class A	12/31/2004		5,114	(4,106)	1,008
	12/31/2003		5,119	(3,066)	2,053
	12/31/2002		6,448	(3,302)	3,146

Fidelity VIP Index 500 Portfolio Subaccount
Class A	12/31/2004		371	(155)	216
Class B	12/31/2004		337	(53)	284
	12/31/2003	(1)	0	0	0

F-65

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 7—REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. The separate accounts are not believed to be the focus of any regulatory inquiry. However, as part of an ongoing investigation regarding market timing and other compliance issues affecting the Company and certain of its affiliates, the staff of the U.S. Securities and Exchange Commission has indicated that it is likely to take some action against the Company and certain of its affiliates. Although it is not anticipated that these developments will have an adverse impact on the separate account, there can be no assurance at this time. Please refer to footnote number 14 of the Western Reserve Life financial statements for more information about this matter.

F-66

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

    of the WRL Series Life Account

Western Reserve Life Assurance Company of Ohio

We have audited the accompanying statements of assets and liabilities of each of the subaccounts constituting the WRL Series Life Account (the Separate Account, a separate account of Western Reserve Life Assurance Co. of Ohio) as of December 31, 2004, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the WRL Series Life Account at December 31, 2004, and the results of their operations and changes in net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

Des Moines, Iowa

March 4, 2005

WRL Series Life Account

Statements of Assets and Liabilities

At December 31, 2004

(all amounts except per unit amounts in thousands)

	WRL Transamerica Money Market Subaccount	WRL AEGON Bond Subaccount	WRL Janus Growth Subaccount	WRL Templeton Great Companies Global Subaccount	WRL Van Kampen Emerging Growth Subaccount
Assets:

Investment in securities:
Number of shares	44,977	4,174	18,541	14,837	17,644

Cost	$44,977	$50,450	$886,758	$354,768	$430,624

Investment, at net asset value	$44,977	$51,051	$646,907	$262,463	$314,940
Dividend receivable	0	0	0	0	0
Transfers receivable from depositor	0	0	0	0	0

Total assets	44,977	51,051	646,907	262,463	314,940

Liabilities:

Accrued expenses	0	0	0	0	0
Transfers payable to depositor	130	1	45	155	64

Total liabilities	130	1	45	155	64

Net assets	$44,847	$51,050	$646,862	$262,308	$314,876

Net Assets Consists of:

Policy owners’ equity:

Class A	$44,155	$50,801	$646,554	$262,144	$314,746
Class B	692	249	308	164	130

Depositor’s equity:

Class A	0	0	0	0	0
Class B	0	0	0	0	0

Net assets applicable to units outstanding	$44,847	$51,050	$646,862	$262,308	$314,876

Policy owners’ units:

Class A	2,317	1,680	8,513	11,139	9,370
Class B	69	24	26	14	12

Depositor’s units:

Class A	0	0	0	0	0
Class B	0	0	0	0	0

Total units outstanding:

Class A	2,317	1,680	8,513	11,139	9,370
Class B	69	24	26	14	12

Accumulation unit value:

Class A	$19.05	$30.24	$75.95	$23.53	$33.59
Class B	10.02	10.48	12.05	11.54	10.73

See accompanying notes.

WRL Series Life Account

Statements of Assets and Liabilities

At December 31, 2004

(all amounts except per unit amounts in thousands)

	WRL Federated Growth & Income Subaccount	WRL Transamerica Value Balanced Subaccount	WRL Mercury Large Cap Value Subaccount	WRL American Century International Subaccount	WRL Third Avenue Value Subaccount
Assets:

Investment in securities:
Number of shares	6,551	11,517	2,526	3,750	3,909

Cost	$97,283	$148,395	$34,118	$27,438	$58,478

Investment, at net asset value	$115,234	$155,249	$43,380	$32,291	$82,012
Dividend receivable	0	0	0	0	0
Transfers receivable from depositor	0	0	9	45	108

Total assets	115,234	155,249	43,389	32,336	82,120

Liabilities:

Accrued expenses	0	0	0	0	0
Transfers payable to depositor	91	16	0	0	0

Total liabilities	91	16	0	0	0

Net assets	$115,143	$155,233	$43,389	$32,336	$82,120

Net Assets Consists of:

Policy owners’ equity:

Class A	$114,445	$155,166	$43,341	$32,336	$81,710
Class B	698	67	48	0	410

Depositor’s equity:

Class A	0	0	0	0	0
Class B	0	0	0	0	0

Net assets applicable to units outstanding	$115,143	$155,233	$43,389	$32,336	$82,120

Policy owners’ units:

Class A	3,679	7,579	2,160	3,119	3,717
Class B	60	6	4	0	32

Depositor’s units:

Class A	0	0	0	0	0
Class B	0	0	0	0	0

Total units outstanding:

Class A	3,679	7,579	2,160	3,119	3,717
Class B	60	6	4	0	32

Accumulation unit value:

Class A	$31.11	$20.47	$20.06	$10.37	$21.99
Class B	11.67	11.31	12.82	n/a	13.00

See accompanying notes.

WRL Series Life Account

Statements of Assets and Liabilities

At December 31, 2004

(all amounts except per unit amounts in thousands)

	WRL Clarion Real Estate Securities Subaccount	WRL Marsico Growth Subaccount	WRL Munder Net50 Subaccount	WRL T. Rowe Price Equity Income Subaccount	WRL T. Rowe Price Small Cap Subaccount
Assets:

Investment in securities:
Number of shares	2,425	1,476	1,600	765	1,898

Cost	$32,602	$11,611	$11,952	$14,084	$19,698

Investment, at net asset value	$46,439	$14,068	$15,285	$16,302	$23,438
Dividend receivable	0	0	0	0	0
Transfers receivable from depositor	137	4	0	16	18

Total assets	46,576	14,072	15,285	16,318	23,456

Liabilities:

Accrued expenses	0	0	0	0	0
Transfers payable to depositor	0	0	26	0	0

Total liabilities	0	0	26	0	0

Net assets	$46,576	$14,072	$15,259	$16,318	$23,456

Net Assets Consists of:

Policy owners’ equity:

Class A	$46,253	$13,931	$15,079	$16,183	$23,211
Class B	323	141	180	135	245

Depositor’s equity:

Class A	0	0	0	0	0
Class B	0	0	0	0	0

Net assets applicable to units outstanding	$46,576	$14,072	$15,259	$16,318	$23,456

Policy owners’ units:

Class A	2,231	1,556	1,640	1,484	2,119
Class B	22	13	15	11	22

Depositor’s units:

Class A	0	0	0	0	0
Class B	0	0	0	0	0

Total units outstanding:

Class A	2,231	1,556	1,640	1,484	2,119
Class B	22	13	15	11	22

Accumulation unit value:

Class A	$20.74	$8.95	$9.19	$10.91	$10.95
Class B	14.38	11.25	11.60	12.23	11.31

See accompanying notes.

WRL Series Life Account

Statements of Assets and Liabilities

At December 31, 2004

(all amounts except per unit amounts in thousands)

	WRL Salomon All Cap Subaccount	WRL J.P. Morgan Mid Cap Value Subaccount	WRL Great Companies- AmericaSM Subaccount	WRL Great Companies- TechnologySM Subaccount	WRL Asset Allocation- Conservative Portfolio Subaccount
Assets:

Investment in securities:
Number of shares	3,500	1,246	7,252	3,169	1,530

Cost	$44,032	$14,605	$78,513	$11,163	$15,727

Investment, at net asset value	$49,765	$18,455	$71,719	$13,594	$18,422
Dividend receivable	0	0	0	0	0
Transfers receivable from depositor	34	5	0	0	66

Total assets	49,799	18,460	71,719	13,594	18,488

Liabilities:

Accrued expenses	0	0	0	0	0
Transfers payable to depositor	0	0	3	16	0

Total liabilities	0	0	3	16	0

Net assets	$49,799	$18,460	$71,716	$13,578	$18,488

Net Assets Consists of:

Policy owners’ equity:

Class A	$49,548	$18,393	$71,602	$13,473	$18,291
Class B	251	38	114	105	197

Depositor’s equity:

Class A	0	0	0	0	0
Class B	0	29	0	0	0

Net assets applicable to units outstanding	$49,799	$18,460	$71,716	$13,578	$18,488

Policy owners’ units:

Class A	3,611	1,330	7,430	3,275	1,528
Class B	22	3	11	10	18

Depositor’s units:

Class A	0	0	0	0	0
Class B	0	3	0	0	0

Total units outstanding:

Class A	3,611	1,330	7,430	3,275	1,528
Class B	22	6	11	10	18

Accumulation unit value:

Class A	$13.72	$13.83	$9.64	$4.11	$11.97
Class B	11.52	11.52	10.71	11.10	11.31

See accompanying notes.

WRL Series Life Account

Statements of Assets and Liabilities

At December 31, 2004

(all amounts except per unit amounts in thousands)

	WRL Asset Allocation- Moderate Portfolio Subaccount	WRL Asset Allocation- Moderate Growth Portfolio Subaccount	WRL Asset Allocation- Growth Portfolio Subaccount	WRL PIMCO Total Return Subaccount	WRL Transamerica Balanced Subaccount
Assets:

Investment in securities:
Number of shares	4,375	11,501	9,068	925	319

Cost	$43,864	$117,233	$92,615	$9,906	$3,191

Investment, at net asset value	$52,934	$140,080	$109,363	$10,282	$3,761
Dividend receivable	0	0	0	0	0
Transfers receivable from depositor	119	48	95	0	0

Total assets	53,053	140,128	109,458	10,282	3,761

Liabilities:

Accrued expenses	0	0	0	0	0
Transfers payable to depositor	0	0	0	9	2

Total liabilities	0	0	0	9	2

Net assets	$53,053	$140,128	$109,458	$10,273	$3,759

Net Assets Consists of:

Policy owners’ equity:

Class A	$49,873	$130,542	$102,006	$10,074	$3,697
Class B	3,180	9,586	7,452	199	62

Depositor’s equity:

Class A	0	0	0	0	0
Class B	0	0	0	0	0

Net assets applicable to units outstanding	$53,053	$140,128	$109,458	$10,273	$3,759

Policy owners’ units:

Class A	4,169	10,869	8,563	886	315
Class B	276	810	622	19	6

Depositor’s units:

Class A	0	0	0	0	0
Class B	0	0	0	0	0

Total units outstanding:

Class A	4,169	10,869	8,563	886	315
Class B	276	810	622	19	6

Accumulation unit value:

Class A	$11.96	$12.01	$11.91	$11.37	$11.73
Class B	11.54	11.84	11.99	10.51	11.44

See accompanying notes.

WRL Series Life Account

Statements of Assets and Liabilities

At December 31, 2004

(all amounts except per unit amounts in thousands)

	WRL Transamerica Convertible Securities Subaccount	WRL Transamerica Equity Subaccount	WRL Transamerica Growth Opportunities Subaccount	WRL Capital Guardian Value Subaccount	WRL Transamerica Small/Mid Cap Value Subaccount
Assets:

Investment in securities:
Number of shares	217	12,407	3,361	112	44

Cost	$2,361	$311,748	$58,767	$1,912	$681

Investment, at net asset value	$2,662	$259,065	$49,277	$2,266	$741
Dividend receivable	0	0	0	0	0
Transfers receivable from depositor	7	33	0	1	0

Total assets	2,669	259,098	49,277	2,267	741

Liabilities:

Accrued expenses	0	0	0	0	0
Transfers payable to depositor	0	0	25	1	29

Total liabilities	0	0	25	1	29

Net assets	$2,669	$259,098	$49,252	$2,266	$712

Net Assets Consists of:

Policy owners’ equity:

Class A	$2,459	$258,530	$48,945	$2,172	$618
Class B	210	568	307	94	65

Depositor’s equity:

Class A	0	0	0	0	0
Class B	0	0	0	0	29

Net assets applicable to units outstanding	$2,669	$259,098	$49,252	$2,266	$712

Policy owners’ units:

Class A	193	20,304	4,114	178	54
Class B	18	47	25	7	5

Depositor’s units:

Class A	0	0	0	0	0
Class B	0	0	0	0	3

Total units outstanding:

Class A	193	20,304	4,114	178	54
Class B	18	47	25	7	8

Accumulation unit value:

Class A	$12.74	$12.73	$11.90	$12.20	$11.45
Class B	11.54	12.05	12.14	12.52	11.46

See accompanying notes.

WRL Series Life Account

Statements of Assets and Liabilities

At December 31, 2004

(all amounts except per unit amounts in thousands)

	WRL Transamerica U.S. Government Securities Subaccount	WRL J.P. Morgan Enhanced Index Subaccount	WRL MFS High Yield Subaccount	WRL Capital Guardian U.S. Equity Subaccount	Access U.S. Government Money Market Portfolio Subaccount
Assets:

Investment in securities:
Number of shares	50	84	34	126	3,499

Cost	$618	$993	$344	$1,198	$3,499

Investment, at net asset value	$617	$1,174	$357	$1,390	$3,500
Dividend receivable	0	0	0	0	0
Transfers receivable from depositor	0	1	0	0	0

Total assets	617	1,175	357	1,390	3,500

Liabilities:

Accrued expenses	0	0	0	0	0
Transfers payable to depositor	63	0	0	0	621

Total liabilities	63	0	0	0	621

Net assets	$554	$1,175	$357	$1,390	$2,879

Net Assets Consists of:

Policy owners’ equity:

Class A	$446	$1,088	$313	$1,390	$2,748
Class B	82	58	16	0	106

Depositor’s equity:

Class A	0	0	0	0	0
Class B	26	29	28	0	25

Net assets applicable to units outstanding	$554	$1,175	$357	$1,390	$2,879

Policy owners’ units:

Class A	41	95	26	118	279
Class B	8	5	1	0	11

Depositor’s units:

Class A	0	0	0	0	0
Class B	3	3	3	0	3

Total units outstanding:

Class A	41	95	26	118	279
Class B	11	8	4	0	14

Accumulation unit value:

Class A	$10.93	$11.41	$11.86	$11.83	$9.85
Class B	10.35	11.76	11.26	n/a	9.91

See accompanying notes.

WRL Series Life Account

Statements of Assets and Liabilities

At December 31, 2004

(all amounts except per unit amounts in thousands)

	Potomac Dow 30 Plus Portfolio Subaccount	Potomac OTC Plus Portfolio Subaccount	Wells S&P REIT Index Portfolio Subaccount	Potomac Mid Cap Plus Portfolio Subaccount	Potomac Small Cap Plus Portfolio Subaccount
Assets:

Investment in securities:
Number of shares	163	574	47	3	3

Cost	$1,946	$6,489	$665	$30	$33

Investment, at net asset value	$2,003	$6,486	$726	$34	$33
Dividend receivable	0	0	0	0	0
Transfers receivable from depositor	0	0	1	0	634

Total assets	2,003	6,486	727	34	667

Liabilities:

Accrued expenses	0	0	0	0	0
Transfers payable to depositor	9	6	0	0	0

Total liabilities	9	6	0	0	0

Net assets	$1,994	$6,480	$727	$34	$667

Net Assets Consists of:

Policy owners’ equity:

Class A	$1,952	$6,442	$667	$6	$636
Class B	14	9	26	0	0

Depositor’s equity:

Class A	0	0	0	28	31
Class B	28	29	34	0	0

Net assets applicable to units outstanding	$1,994	$6,480	$727	$34	$667

Policy owners’ units:

Class A	157	461	43	1	51
Class B	1	1	2	0	0

Depositor’s units:

Class A	0	0	0	2	3
Class B	3	3	3	0	0

Total units outstanding:

Class A	157	461	43	3	54
Class B	4	4	5	0	0

Accumulation unit value:

Class A	$12.47	$13.97	$15.49	$11.41	$12.42
Class B	11.12	11.46	13.40	n/a	n/a

See accompanying notes.

WRL Series Life Account

Statements of Assets and Liabilities

At December 31, 2004

(all amounts except per unit amounts in thousands)

	Potomac U.S./Short Portfolio Subaccount	Fidelity VIP Growth Opportunities Portfolio Subaccount	Fidelity VIP Contrafund® Portfolio Subaccount	Fidelity VIP Equity-Income Portfolio Subaccount	Fidelity VIP Index 500 Portfolio Subaccount
Assets:

Investment in securities:
Number of shares	4	225	572	501	4

Cost	$30	$3,086	$11,832	$10,574	$557

Investment, at net asset value	$30	$3,591	$15,077	$12,575	$589
Dividend receivable	0	0	0	0	0
Transfers receivable from depositor	0	1	5	6	0

Total assets	30	3,592	15,082	12,581	589

Liabilities:

Accrued expenses	0	0	0	0	0
Transfers payable to depositor	0	0	0	0	29

Total liabilities	0	0	0	0	29

Net assets	$30	$3,592	$15,082	$12,581	$560

Net Assets Consists of:

Policy owners’ equity:

Class A	$10	$3,592	$15,082	$12,581	$263
Class B	0	0	0	0	297

Depositor’s equity:

Class A	20	0	0	0	0
Class B	0	0	0	0	0

Net assets applicable to units outstanding	$30	$3,592	$15,082	12,581	560

Policy owners’ units:

Class A	1	472	1,426	1,045	24
Class B	0	0	0	0	26

Depositor’s units:

Class A	3	0	0	0	0
Class B	0	0	0	0	0

Total units outstanding:

Class A	4	472	1,426	1,045	24
Class B	0	0	0	0	26

Accumulation unit value:

Class A	$8.02	$7.61	$10.58	$12.04	$10.98
Class B	n/a	n/a	n/a	n/a	11.60

See accompanying notes.

WRL Series Life Account

Statements of Operations

For the Year Ended December 31, 2004

(all amounts in thousands)

	WRL Transamerica Money Market Subaccount	WRL AEGON Bond Subaccount	WRL Janus Growth Subaccount	WRL Templeton Great Companies Global Subaccount	WRL Van Kampen Emerging Growth Subaccount
Investment Income:

Dividend income	$519	$3,511	$0	$0	$0

Total Investment Income	519	3,511	0	0	0

Expenses:

Mortality and expense risk:
Class A	471	466	5,411	2,247	2,734
Class B	4	0	1	1	0

Total expenses	475	466	5,412	2,248	2,734

Net investment income (loss)	44	3,045	(5,412)	(2,248)	(2,734)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investment securities	0	350	(29,667)	(11,686)	(13,817)
LT realized gain distributions	0	192	0	0	0
Change in unrealized appreciation (depreciation)	0	(1,753)	118,108	33,743	34,811

Net gain (loss) on investment securities	0	(1,211)	88,441	22,057	20,994

Net increase (decrease) in net assets resulting from operations	$44	$1,834	$83,029	$19,809	$18,260

	WRL Federated Growth & Income Subaccount	WRL Transamerica Value Balanced Subaccount	WRL Mercury Large Cap Value Subaccount	WRL American Century International Subaccount	WRL Third Avenue Value Subaccount
Investment Income:

Dividend income	$4,294	$1,783	$1,124	$0	$437

Total Investment Income	4,294	1,783	1,124	0	437

Expenses:

Mortality and expense risk:
Class A	945	1,089	350	251	586
Class B	2	1	0	0	1

Total expenses	947	1,090	350	251	587

Net investment income (loss)	3,347	693	774	(251)	(150)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investment securities	936	(260)	544	116	505
LT realized gain distributions	1,698	0	0	0	0
Change in unrealized appreciation (depreciation)	2,622	13,030	5,018	3,838	14,310

Net gain (loss) on investment securities	5,256	12,770	5,562	3,954	14,815

Net increase (decrease) in net assets resulting from operations	$8,603	$13,463	$6,336	$3,703	$14,665

See accompanying notes.

WRL Series Life Account

Statements of Operations

For the Year Ended December 31, 2004

(all amounts in thousands)

	WRL Clarion Real Estate Securities Subaccount	WRL Marsico Growth Subaccount	WRL Munder Net50 Subaccount	WRL T. Rowe Price Equity Income Subaccount	WRL T. Rowe Price Small Cap Subaccount
Investment Income:

Dividend income	$964	$0	$0	$220	$0

Total Investment Income	964	0	0	220	0
Expenses:

Mortality and expense risk:
Class A	307	104	124	105	172
Class B	1	1	1	1	1

Total expenses	308	105	125	106	173

Net investment income (loss)	656	(105)	(125)	114	(173)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investment securities	1,020	159	725	44	444
LT realized gain distributions	497	0	0	32	0
Change in unrealized appreciation (depreciation)	7,923	1,369	1,079	1,571	1,552

Net gain (loss) on investment securities	9,440	1,528	1,804	1,647	1,996

Net increase (decrease) in net assets resulting from operations	$10,096	$1,423	$1,679	$1,761	$1,823

		WRL Salomon All Cap Subaccount	WRL J.P. Morgan Mid Cap Value Subaccount	WRL Great Companies- AmericaSM Subaccount	WRL Great Companies- TechnologySM Subaccount
Investment Income:

Dividend income		$103	$6	$423	$0

Total Investment Income		103	6	423	0

Expenses:

Mortality and expense risk:
Class A		409	145	588	123
Class B		1	0	0	0

Total expenses		410	145	588	123

Net investment income (loss)		(307)	(139)	(165)	(123)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investment securities		183	314	(1,340)	508
LT realized gain distributions		0	0	0	0
Change in unrealized appreciation (depreciation)		3,694	1,962	2,207	503

Net gain (loss) on investment securities		3,877	2,276	867	1,011
Net increase (decrease) in net assets resulting from operations		$3,570	$2,137	$702	$888

See accompanying notes.

WRL Series Life Account

Statements of Operations

For the Year Ended December 31, 2004

(all amounts in thousands)

	WRL Asset Allocation- Conservative Portfolio Subaccount	WRL Asset Allocation- Moderate Portfolio Subaccount	WRL Asset Allocation- Moderate Growth Portfolio Subaccount	WRL Asset Allocation- Growth Portfolio Subaccount	WRL PIMCO Total Return Subaccount
Investment Income:

Dividend income	$206	$432	$786	$693	$272

Total Investment Income	206	432	786	693	272

Expenses:

Mortality and expense risk:
Class A	140	363	866	633	86
Class B	1	8	22	17	1

Total expenses	141	371	888	650	87

Net investment income (loss)	65	61	(102)	43	185

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investment securities	402	374	583	245	112
LT realized gain distributions	64	50	71	61	23
Change in unrealized appreciation (depreciation)	878	4,088	13,258	10,736	(15)

Net gain (loss) on investment securities	1,344	4,512	13,912	11,042	120

Net increase (decrease) in net assets resulting from operations	$1,409	$4,573	$13,810	$11,085	$305

	WRL Transamercia Balanced Subaccount	WRL Transamerica Convertible Securities Subaccount	WRL Transamerica Equity Subaccount	WRL Transamerica Growth Opportunities Subaccount	WRL Capital Guardian Value Subaccount
Investment Income:

Dividend income	$43	$133	$0	$0	$16

Total Investment Income	43	133	0	0	16

Expenses:

Mortality and expense risk:
Class A	30	20	1,446	276	13
Class B	0	1	1	1	0

Total expenses	30	21	1,447	277	13

Net investment income (loss)	13	112	(1,447)	(277)	3

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investment securities	72	83	(3,930)	68	51
LT realized gain distributions	19	0	0	0	0
Change in unrealized appreciation (depreciation)	249	79	34,627	4,386	215

Net gain (loss) on investment securities	340	162	30,697	4,454	266

Net increase (decrease) in net assets resulting from operations	$353	$274	$29,250	$4,177	$269

See accompanying notes.

WRL Series Life Account

Statements of Operations

For the Year Ended December 31, 2004

(all amounts in thousands)

	WRL Transamerica Small/Mid Cap Value Subaccount	WRL Transamerica U.S. Government Securities Subaccount	WRL J.P. Morgan Enhanced Index Subaccount	WRL MFS High Yield Subaccount(1)	WRL Capital Guardian U.S. Equity Subaccount
Investment Income:

Dividend income	$0	$17	$8	$14	$3

Total Investment Income	0	17	8	14	3

Expenses:

Mortality and expense risk:
Class A	1	4	8	2	11
Class B	1	0	1	0	0

Total expenses	2	4	9	2	11

Net investment income (loss)	(2)	13	(1)	12	(8)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investment securities	2	(1)	49	18	45
LT realized gain distributions	0	2	0	0	0
Change in unrealized appreciation (depreciation)	60	(3)	42	(8)	73

Net gain (loss) on investment securities	62	(2)	91	10	118

Net increase (decrease) in net assets resulting from operations	$60	$11	$90	$22	$110

		Access U.S. Government Money Market Portfolio Subaccount(1)	Potomac Dow 30 Plus Portfolio Subaccount(1)	Potomac OTC Plus Portfolio Subaccount(1)	Wells S&P REIT Index Portfolio Subaccount(1)
Investment Income:

Dividend income		$0	$11	$593	$1

Total Investment Income		0	11	593	1

Expenses:

Mortality and expense risk:
Class A		64	7	39	3
Class B		0	0	0	0

Total expenses		64	7	39	3

Net investment income (loss)		(64)	4	554	(2)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investment securities		0	24	(460)	50
LT realized gain distributions		0	25	186	0
Change in unrealized appreciation (depreciation)		0	44	(241)	59

Net gain (loss) on investment securities		0	93	(515)	109

Net increase (decrease) in net assets resulting from operations		$(64)	$97	$39	$107

See accompanying notes.

WRL Series Life Account

Statements of Operations

For the Year Ended December 31, 2004

(all amounts in thousands)

		Potomac Mid Cap Plus Portfolio Subaccount	Potomac Small Cap Plus Portfolio Subaccount	Potomac U.S./Short Portfolio Subaccount
Investment Income:

Dividend income		$0	$0	$0

Total Investment Income		0	0	0

Expenses:

Mortality and expense risk:
Class A		0	0	0
Class B		0	0	0

Total expenses		0	0	0

Net investment income (loss)		0	0	0

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investment securities		(2)	19	(10)
LT realized gain distributions		0	0	0
Change in unrealized appreciation (depreciation)		4	0	0

Net gain (loss) on investment securities		2	19	(10)

Net increase (decrease) in net assets resulting from operations		$2	$19	$(10)

	Fidelity VIP Growth Opportunities Portfolio Subaccount	Fidelity VIP Contrafund® Portfolio Subaccount	Fidelity VIP Equity-Income Portfolio Subaccount	Fidelity VIP Index 500 Portfolio Subaccount(1)
Investment Income:

Dividend income	$10	$24	$156	$0

Total Investment Income	10	24	156	0
Expenses:

Mortality and expense risk:
Class A	29	112	104	1
Class B	0	0	0	0

Total expenses	29	112	104	1

Net investment income (loss)	(19)	(88)	52	(1)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investment securities	97	217	162	8
LT realized gain distributions	0	0	41	0
Change in unrealized appreciation (depreciation)	116	1,611	858	30

Net gain (loss) on investment securities	213	1,828	1,061	38

Net increase (decrease) in net assets resulting from operations	$194	$1,740	$1,113	$37

See accompanying notes.

WRL Series Life Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Transamerica Money Market Subaccount		WRL AEGON Bond Subaccount		WRL Janus Growth Subaccount
	December 31,		December 31,		December 31,
	2004	2003	2004	2003	2004	2003
Operations:

Net investment income (loss)	$44	$(70)	$3,045	$2,191	$(5,412)	$(4,796)

Net gain (loss) on investment securities	0	0	(1,211)	(168)	88,441	148,521

Net increase (decrease) in net assets resulting from operations	44	(70)	1,834	2,023	83,029	143,725

Capital Unit Transactions:

Proceeds from units sold (transferred)	757	(15,163)	2,879	1,648	57,430	73,257

Less cost of units redeemed:
Administrative charges	5,645	7,684	4,932	6,124	56,470	61,192
Policy loans	1,729	1,160	375	492	3,297	848
Surrender benefits	6,644	10,881	3,055	3,311	32,804	26,849
Death benefits	73	293	146	209	1,816	1,306

	14,091	20,018	8,508	10,136	94,387	90,195

Increase (decrease) in net assets from capital unit transactions	(13,334)	(35,181)	(5,629)	(8,488)	(36,957)	(16,938)

Net increase (decrease) in net assets	(13,290)	(35,251)	(3,795)	(6,465)	46,072	126,787
Depositor’s equity contribution (net redemption)	(25)	25	(26)	25	(30)	25

Net Assets:

Beginning of period	58,162	93,388	54,871	61,311	600,820	474,008

End of period	$44,847	$58,162	$51,050	$54,871	$646,862	$600,820

See accompanying notes.

WRL Series Life Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Templeton Great Companies Global Subaccount		WRL Van Kampen Emerging Growth Subaccount		WRL Federated Growth & Income Subaccount
	December 31,		December 31,		December 31,
	2004	2003	2004	2003	2004	2003
Operations:

Net investment income (loss)	$(2,248)	$(2,001)	$(2,734)	$(2,519)	$3,347	$2,971

Net gain (loss) on investment securities	22,057	48,192	20,994	69,507	5,256	17,673

Net increase (decrease) in net assets resulting from operations	19,809	46,191	18,260	66,988	8,603	20,644

Capital Unit Transactions:

Proceeds from units sold (transferred)	31,245	23,498	30,777	43,552	19,418	15,781

Less cost of units redeemed:
Administrative charges	23,324	25,124	29,105	31,908	8,616	8,435
Policy loans	1,931	811	2,111	865	423	497
Surrender benefits	13,800	11,470	16,469	14,274	6,011	4,312
Death benefits	360	377	494	432	95	122

	39,415	37,782	48,179	47,479	15,145	13,366

Increase (decrease) in net assets from capital unit transactions	(8,170)	(14,284)	(17,402)	(3,927)	4,273	2,415

Net increase (decrease) in net assets	11,639	31,907	858	63,061	12,876	23,059
Depositor’s equity contribution (net redemption)	(28)	25	(27)	25	(27)	25

Net Assets:

Beginning of period	250,697	218,765	314,045	250,959	102,294	79,210

End of period	$262,308	$250,697	$314,876	$314,045	$115,143	$102,294

See accompanying notes.

WRL Series Life Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Transamerica Value Balanced Subaccount		WRL Mercury Large Cap Value Subaccount		WRL American Century International Subaccount
	December 31,		December 31,		December 31,
	2004	2003	2004	2003	2004	2003
Operations:

Net investment income (loss)	$693	$1,293	$774	$(21)	$(251)	$(159)

Net gain (loss) on investment securities	12,770	9,081	5,562	8,383	3,954	5,357

Net increase (decrease) in net assets resulting from operations	13,463	10,374	6,336	8,362	3,703	5,198

Capital Unit Transactions:

Proceeds from units sold (transferred)	96,655	7,399	4,110	4,373	7,079	16,269

Less cost of units redeemed:
Administrative charges	10,581	6,251	2,993	3,107	2,748	2,329
Policy loans	761	428	305	139	239	127
Surrender benefits	7,040	2,943	1,802	1,563	1,517	900
Death benefits	323	90	77	88	7	20

	18,705	9,712	5,177	4,897	4,511	3,376

Increase (decrease) in net assets from capital unit transactions	77,950	(2,313)	(1,067)	(524)	2,568	12,893

Net increase (decrease) in net assets	91,413	8,061	5,269	7,838	6,271	18,091
Depositor’s equity contribution (net redemption)	(28)	25	(32)	25	0	0

Net Assets:

Beginning of period	63,848	55,762	38,152	30,289	26,065	7,974

End of period	$155,233	$63,848	$43,389	$38,152	$32,336	$26,065

See accompanying notes.

WRL Series Life Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Third Avenue Value Subaccount		WRL Clarion Real Estate Securities Subaccount		WRL Marsico Growth Subaccount
	December 31,		December 31,		December 31,
	2004	2003	2004	2003	2004	2003
Operations:

Net investment income (loss)	$(150)	$(193)	$656	$332	$(105)	$(56)

Net gain (loss) on investment securities	14,815	14,156	9,440	6,757	1,528	1,441

Net increase (decrease) in net assets resulting from operations	14,665	13,963	10,096	7,089	1,423	1,385

Capital Unit Transactions:

Proceeds from units sold (transferred)	19,449	10,593	12,280	7,044	4,400	5,133

Less cost of units redeemed:
Administrative charges	4,541	3,944	2,979	2,546	950	710
Policy loans	363	153	313	154	45	7
Surrender benefits	3,046	2,027	2,058	1,392	730	283
Death benefits	83	46	21	24	5	2

	8,033	6,170	5,371	4,116	1,730	1,002

Increase (decrease) in net assets from capital unit transactions	11,416	4,423	6,909	2,928	2,670	4,131

Net increase (decrease) in net assets	26,081	18,386	17,005	10,017	4,093	5,516
Depositor’s equity contribution (net redemption)	(28)	25	(35)	25	(26)	25

Net Assets:

Beginning of period	56,067	37,656	29,606	19,564	10,005	4,464

End of period	$82,120	$56,067	$46,576	$29,606	$14,072	$10,005

See accompanying notes.

WRL Series Life Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Munder Net50 Subaccount		WRL T. Rowe Price Equity Income Subaccount		WRL T. Rowe Price Small Cap Subaccount
	December 31,		December 31,		December 31,
	2004	2003	2004	2003	2004	2003
Operations:

Net investment income (loss)	$(125)	$(62)	$114	$52	$(173)	$(96)

Net gain (loss) on investment securities	1,804	2,508	1,647	1,388	1,996	3,533

Net increase (decrease) in net assets resulting from operations	1,679	2,446	1,761	1,440	1,823	3,437

Capital Unit Transactions:

Proceeds from units sold (transferred)	2,802	9,137	7,801	3,064	7,101	8,837

Less cost of units redeemed:
Administrative charges	1,297	698	927	645	1,605	1,107
Policy loans	234	32	28	31	127	21
Surrender benefits	647	314	453	246	1,005	526
Death benefits	10	9	6	1	11	4

	2,188	1,053	1,414	923	2,748	1,658

Increase (decrease) in net assets from capital unit transactions	614	8,084	6,387	2,141	4,353	7,179

Net increase (decrease) in net assets	2,293	10,530	8,148	3,581	6,176	10,616
Depositor’s equity contribution (net redemption)	(28)	25	(30)	25	(28)	25

Net Assets:

Beginning of period	12,994	2,439	8,200	4,594	17,308	6,667

End of period	$15,259	$12,994	$16,318	$8,200	$23,456	$17,308

See accompanying notes.

WRL Series Life Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Salomon All Cap Subaccount		WRL J.P. Morgan Mid Cap Value Subaccount		WRL Great Companies- AmericaSM Subaccount
	December 31,		December 31,		December 31,
	2004	2003	2004	2003	2004	2003
Operations:

Net investment income (loss)	$(307)	$(167)	$(139)	$(90)	$(165)	$(180)

Net gain (loss) on investment securities	3,877	10,077	2,276	3,226	867	9,226

Net increase (decrease) in net assets resulting from operations	3,570	9,910	2,137	3,136	702	9,046

Capital Unit Transactions:

Proceeds from units sold (transferred)	11,398	9,932	3,375	4,397	33,833	10,638

Less cost of units redeemed:
Administrative charges	4,199	4,066	1,277	1,161	6,684	5,300
Policy loans	261	111	132	77	389	395
Surrender benefits	2,353	1,501	859	562	3,551	2,070
Death benefits	57	43	36	4	101	55

	6,870	5,721	2,304	1,804	10,725	7,820

Increase (decrease) in net assets from capital unit transactions	4,528	4,211	1,071	2,593	23,108	2,818

Net increase (decrease) in net assets	8,098	14,121	3,208	5,729	23,810	11,864
Depositor’s equity contribution (net redemption)	(28)	25	25	0	(219)	25

Net Assets:

Beginning of period	41,729	27,583	15,227	9,498	48,125	36,236

End of period	$49,799	$41,729	$18,460	$15,227	$71,716	$48,125

See accompanying notes.

WRL Series Life Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Great Companies- TechnologySM Subaccount		WRL Asset Allocation- Conservative Portfolio Subaccount		WRL Asset Allocation- Moderate Portfolio Subaccount
	December 31,		December 31,		December 31,
	2004	2003	2004	2003	2004	2003
Operations:

Net investment income (loss)	$(123)	$(82)	$65	$(70)	$61	$(167)

Net gain (loss) on investment securities	1,011	3,561	1,344	2,055	4,512	5,099

Net increase (decrease) in net assets resulting from operations	888	3,479	1,409	1,985	4,573	4,932

Capital Unit Transactions:

Proceeds from units sold (transferred)	614	7,333	8,554	6,155	25,259	21,158

Less cost of units redeemed:
Administrative charges	1,294	1,105	1,431	985	6,239	3,412
Policy loans	76	43	0	0	320	0
Surrender benefits	806	505	1,009	396	2,633	628
Death benefits	9	7	106	35	322	66

	2,185	1,660	2,546	1,416	9,514	4,106

Increase (decrease) in net assets from capital unit transactions	(1,571)	5,673	6,008	4,739	15,745	17,052

Net increase (decrease) in net assets	(683)	9,152	7,417	6,724	20,318	21,984
Depositor’s equity contribution (net redemption)	(111)	25	(27)	(2)	(27)	0

Net Assets:

Beginning of period	14,372	5,195	11,098	4,376	32,762	10,778

End of period	$13,578	$14,372	$18,488	$11,098	$53,053	$32,762

See accompanying notes.

WRL Series Life Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Asset Allocation- Moderate Growth Portfolio Subaccount		WRL Asset Allocation- Growth Portfolio Subaccount		WRL PIMCO Total Return Subaccount
	December 31,		December 31,		December 31,
	2004	2003	2004	2003	2004	2003
Operations:

Net investment income (loss)	$(102)	$(269)	$43	$(144)	$185	$26

Net gain (loss) on investment securities	13,912	9,691	11,042	6,171	120	304

Net increase (decrease) in net assets resulting from operations	13,810	9,422	11,085	6,027	305	330

Capital Unit Transactions:

Proceeds from units sold (transferred)	81,442	50,465	70,200	33,889	2,312	3,219

Less cost of units redeemed:
Administrative charges	15,212	7,094	10,643	3,838	960	1,059
Policy loans	1,022	47	115	31	62	18
Surrender benefits	4,535	1,823	3,092	636	493	623
Death benefits	218	87	106	5	14	11

	20,987	9,051	13,956	4,510	1,529	1,711

Increase (decrease) in net assets from capital unit transactions	60,455	41,414	56,244	29,379	783	1,508

Net increase (decrease) in net assets	74,265	50,836	67,329	35,406	1,088	1,838
Depositor’s equity contribution (net redemption)	(27)	0	(28)	0	(26)	(3)

Net Assets:

Beginning of period	65,890	15,054	42,157	6,751	9,211	7,376

End of period	$140,128	$65,890	$109,458	$42,157	$10,273	$9,211

See accompanying notes.

WRL Series Life Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Transamerica Balanced Subaccount		WRL Transamerica Convertible Securities Subaccount		WRL Transamerica Equity Subaccount
	December 31,		December 31,		December 31,
	2004	2003	2004	2003	2004	2003
Operations:

Net investment income (loss)	$13	$(20)	$112	$(9)	$(1,447)	$(55)

Net gain (loss) on investment securities	340	394	162	268	30,697	1,797

Net increase (decrease) in net assets resulting from operations	353	374	274	259	29,250	1,742

Capital Unit Transactions:

Proceeds from units sold (transferred)	957	699	867	1,610	245,559	7,089

Less cost of units redeemed:
Administrative charges	356	309	195	116	15,822	639
Policy loans	8	0	0	1	1,236	8
Surrender benefits	139	88	280	27	8,914	465
Death benefits	13	2	3	0	200	10

	516	399	478	144	26,172	1,122

Increase (decrease) in net assets from capital unit transactions	441	300	389	1,466	219,387	5,967

Net increase (decrease) in net assets	794	674	663	1,725	248,637	7,709
Depositor’s equity contribution (net redemption)	(28)	0	(29)	(1)	(28)	(1)

Net Assets:

Beginning of period	2,993	2,319	2,035	311	10,489	2,781

End of period	$3,759	$2,993	$2,669	$2,035	$259,098	$10,489

See accompanying notes.

WRL Series Life Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Transamerica Growth Opportunities Subaccount		WRL Capital Guardian Value Subaccount		WRL Transamerica Small/Mid Cap Value Subaccount
	December 31,		December 31,		December 31,
	2004	2003	2004	2003	2004
Operations:

Net investment income (loss)	$(277)	$(19)	$3	$0	$(2)

Net gain (loss) on investment securities	4,454	676	266	169	62

Net increase (decrease) in net assets resulting from operations	4,177	657	269	169	60

Capital Unit Transactions:

Proceeds from units sold (transferred)	45,723	3,514	1,094	809	646

Less cost of units redeemed:
Administrative charges	3,119	173	111	43	13
Policy loans	218	30	1	0	0
Surrender benefits	1,651	98	67	3	3
Death benefits	43	6	0	0	0

	5,031	307	179	46	16

Increase (decrease) in net assets from capital unit transactions	40,692	3,207	915	763	630

Net increase (decrease) in net assets	44,869	3,864	1,184	932	690
Depositor’s equity contribution (net redemption)	(58)	25	(56)	25	22

Net Assets:

Beginning of period	4,441	552	1,138	181	0

End of period	$49,252	$4,441	$2,266	$1,138	$712

See accompanying notes.

WRL Series Life Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Transamerica U.S. Government Securities Subaccount		WRL J.P. Morgan Enhanced Index Subaccount		WRL MFS High Yield Subaccount
	December 31,		December 31,		December 31,
	2004	2003	2004	2003	2004	2003
Operations:

Net investment income (loss)	$13	$5	$(1)	$(2)	$12	$0

Net gain (loss) on investment securities	(2)	(1)	91	151	10	23

Net increase (decrease) in net assets resulting from operations	11	4	90	149	22	23

Capital Unit Transactions:

Proceeds from units sold (transferred)	259	179	282	708	(47)	378

Less cost of units redeemed:
Administrative charges	57	41	62	30	20	11
Policy loans	0	0	0	0	0	0
Surrender benefits	16	0	7	3	10	1
Death benefits	0	5	0	0	0	0

	73	46	69	33	30	12

Increase (decrease) in net assets from capital unit transactions	186	133	213	675	(77)	366

Net increase (decrease) in net assets	197	137	303	824	(55)	389
Depositor’s equity contribution (net redemption)	0	(1)	(27)	25	(22)	45

Net Assets:

Beginning of period	357	221	899	50	434	0

End of period	$554	$357	$1,175	$899	$357	$434

See accompanying notes.

WRL Series Life Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Capital Guardian U.S. Equity Subaccount		Access U.S. Government Money Market Portfolio Subaccount		Potomac Dow 30 Plus Portfolio Subaccount
	December 31,		December 31,		December 31,
	2004	2003	2004	2003	2004	2003
Operations:

Net investment income (loss)	$(8)	$(3)	$(64)	$(60)	$4	$2

Net gain (loss) on investment securities	118	139	0	0	93	16

Net increase (decrease) in net assets resulting from operations	110	136	(64)	(60)	97	18

Capital Unit Transactions:

Proceeds from units sold (transferred)	307	874	(7,520)	12,543	1,778	129

Less cost of units redeemed:
Administrative charges	89	28	583	282	36	4
Policy loans	3	0	404	20	1	0
Surrender benefits	26	6	626	130	5	1
Death benefits	0	0	0	0	0	0

	118	34	1,613	432	42	5

Increase (decrease) in net assets from capital unit transactions	189	840	(9,133)	12,111	1,736	124

Net increase (decrease) in net assets	299	976	(9,197)	12,051	1,833	142
Depositor’s equity contribution (net redemption)	(29)	0	(20)	45	(25)	44

Net Assets:

Beginning of period	1,120	144	12,096	0	186	0

End of period	$1,390	$1,120	$2,879	$12,096	$1,994	$186

See accompanying notes.

WRL Series Life Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	Potomac OTC Plus Portfolio Subaccount		Wells S&P REIT Index Portfolio Subaccount		Potomac Mid Cap Plus Subaccount
	December 31,		December 31,		December 31,
	2004	2003	2004	2003	2004
Operations:

Net investment income (loss)	$554	$109	$(2)	$7	$0

Net gain (loss) on investment securities	(515)	627	109	4	2

Net increase (decrease) in net assets resulting from operations	39	736	107	11	2

Capital Unit Transactions:

Proceeds from units sold (transferred)	3,238	4,778	314	327	8

Less cost of units redeemed:
Administrative charges	217	65	31	3	1
Policy loans	102	3	1	0	0
Surrender benefits	1,864	78	15	1	0
Death benefits	0	7	0	0	0

	2,183	153	47	4	1

Increase (decrease) in net assets from capital unit transactions	1,055	4,625	267	323	7

Net increase (decrease) in net assets	1,094	5,361	374	334	9
Depositor’s equity contribution (net redemption)	0	25	(25)	44	25

Net Assets:

Beginning of period	5,386	0	378	0	0

End of period	$6,480	$5,386	$727	$378	$34

See accompanying notes.

WRL Series Life Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	Potomac Small Cap Plus Subaccount	Potomac U.S./Short Subaccount	Fidelity VIP Growth Opportunities Portfolio Subaccount
	December 31,	December 31,	December 31,
	2004	2004	2004	2003
Operations:

Net investment income (loss)	$0	$0	$(19)	$(12)

Net gain (loss) on investment securities	19	(10)	213	617

Net increase (decrease) in net assets resulting from operations	19	(10)	194	605

Capital Unit Transactions:

Proceeds from units sold (transferred)	625	15	900	1,110

Less cost of units redeemed:
Administrative charges	2	0	319	338
Policy loans	0	0	35	0
Surrender benefits	0	0	229	117
Death benefits	0	0	3	2

	2	0	586	457

Increase (decrease) in net assets from capital unit transactions	623	15	314	653

Net increase (decrease) in net assets	642	5	508	1,258
Depositor’s equity contribution (net redemption)	25	25	(19)	0

Net Assets:

Beginning of period	0	0	3,103	1,845

End of period	$667	$30	$3,592	$3,103

See accompanying notes.

WRL Series Life Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	Fidelity VIP Contrafund® Portfolio Subaccount		Fidelity VIP Equity-Income Portfolio Subaccount		Fidelity VIP Index 500 Portfolio Subaccount
	December 31,		December 31,		December 31,
	2004	2003	2004	2003	2004	2003
Operations:

Net investment income (loss)	$(88)	$(51)	$52	$42	$(1)	$0

Net gain (loss) on investment securities	1,828	2,099	1,061	2,198	38	2

Net increase (decrease) in net assets resulting from operations	1,740	2,048	1,113	2,240	37	2

Capital Unit Transactions:

Proceeds from units sold (transferred)	4,532	3,243	2,667	3,348	551	0

Less cost of units redeemed:
Administrative charges	1,010	962	924	895	22	0
Policy loans	76	8	60	24	0	0
Surrender benefits	558	386	661	338	2	0
Death benefits	3	4	14	38	0	0

	1,647	1,360	1,659	1,295	24	0

Increase (decrease) in net assets from capital unit transactions	2,885	1,883	1,008	2,053	527	0

Net increase (decrease) in net assets	4,625	3,931	2,121	4,293	564	2
Depositor’s equity contribution (net redemption)	(26)	0	0	0	(31)	25

Net Assets:

Beginning of period	10,483	6,552	10,460	6,167	27	0

End of period	$15,082	$10,483	$12,581	$10,460	$560	$27

See accompanying notes.

WRL Series Life Account

Notes to the Financial Statements

At December 31, 2004

NOTE 1—ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The WRL Series Life Account (the “Life Account”), was established as a variable life insurance separate account of Western Reserve Life Assurance Co. of Ohio (“WRL”, or the “depositor”) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Life Account encompasses the following tax-deferred variable universal life Policies (the “Policies”) issued by WRL:

Class A:

WRL Financial Freedom Builder

WRL Freedom Elite

WRL Freedom Equity Protector

WRL Freedom Wealth Protector

WRL Freedom Elite Builder

WRL Freedom Elite Advisor

Class B:

WRL Freedom Xcelerator

WRL Freedom Elite Builder II:

The Life Account contains forty-five investment options referred to as subaccounts. Each subaccount invests exclusively in a corresponding Portfolio (the “Portfolio”) of a Series Fund, which collectively is referred to as the “Fund”. The WRL Series Life Account contains six funds (collectively referred to as the “Funds”). Each fund is a registered management investment company under the Investment Company Act of 1940, as amended.

Subaccount Investment by Fund:

AEGON/Transamerica Series Fund, Inc. (“ATSF”)

Transamerica Money Market

AEGON Bond

Janus Growth

Templeton Great Companies Global

Van Kampen Emerging Growth

Federated Growth & Income

Transamerica Value Balanced

Mercury Large Cap Value

American Century International

Third Avenue Value

Clarion Real Estate Securities

Marsico Growth

Munder Net50

T. Rowe Price Equity Income

T. Rowe Price Small Cap

Salomon All Cap

J.P. Morgan Mid Cap Value

Great Companies-AmericaSM

Great Companies-TechnologySM

Asset Allocation-Conservative Portfolio

Asset Allocation-Moderate Portfolio

Asset Allocation-Moderate Growth Portfolio

Asset Allocation-Growth Portfolio

PIMCO Total Return

Transamerica Balanced

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Capital Guardian Value

Transamerica Small/Mid Cap Value

Transamerica U.S. Government Securities

J.P. Morgan Enhanced Index

MFS High Yield

Capital Guardian U.S. Equity

Life Account classes A and B invest in ATSF initial class shares.

Variable Insurance Products Fund (VIP) Service Class 2

Fidelity VIP Growth Opportunities Portfolio

Fidelity VIP Contrafund® Portfolio

Fidelity VIP Equity-Income Portfolio

Fidelity VIP Index 500 Portfolio

Access Variable Insurance Trust

Access U.S. Government Money Market Portfolio

Potomac Dow 30 Plus Portfolio

Potomac OTC Plus Portfolio

Wells S&P REIT Index Portfolio

Potomac Mid Cap Plus Portfolio

Potomac Small Cap Plus Portfolio

Potomac U.S./Short Portfolio

The following portfolio names have changed:

Portfolio	Formerly
Templeton Great Companies Global	Janus Global
Mercury Large Cap Value	PBHG/NWQ Value Select
J.P. Morgan Mid Cap Value	Dreyfus Mid Cap
Transamerica Balanced	Janus Balanced

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 1—(continued)

In accordance with the shareholder approved agreements and plans of reorganization, the following mergers of the underlying fund occurred within 2004:

Date	Acquiring Fund	Acquired Fund
Mergers of portfolios within the AEGON/Transamerica Series Fund, Inc.:
4/30/04	Janus Global	Templeton Great Companies Global
4/30/04	Transamerica Value Balanced	LKCM Strategic Total Return
4/30/04	Transamerica Equity	Alger Aggressive Growth
4/30/04	Great Companies-AmericaSM	GE U.S. Equity
4/30/04	Transamerica Growth Opportunities	PBHG Mid Cap Growth

The AEGON/Transamerica Series Fund, Inc. has entered into annually renewable investment advisory agreements for each Portfolio with AEGON/Transamerica Fund Advisers, Inc. (ATFA) as investment adviser. Costs incurred in connection with the advisory services rendered by ATFA are paid by each Portfolio. ATFA has entered into sub-advisory agreements with various management companies (“Sub-Advisers”), some of which are affiliates of WRL. Each Sub-Adviser is compensated directly by ATFA. The other Funds have entered into participation agreements for each Portfolio with WRL.

Each period reported on within the financial statements reflects a full twelve month period except as follows:

Class A

Subaccount	Inception Date
WRL Great Companies-AmericaSM	05/01/2000
WRL Great Companies-TechnologySM	05/01/2000
WRL Templeton Great Companies Global	09/01/2000
WRL Asset Allocation-Conservative Portfolio	05/01/2002
WRL Asset Allocation-Moderate Portfolio	05/01/2002
WRL Asset Allocation-Moderate Growth Portfolio	05/01/2002
WRL Asset Allocation-Growth Portfolio	05/01/2002
WRL PIMCO Total Return	05/01/2002
WRL Transamerica Balanced	05/01/2002
WRL Transamerica Convertible Securities	05/01/2002
WRL Transamerica Equity	05/01/2002
WRL Transamerica Growth Opportunities	05/01/2002
WRL Capital Guardian Value	05/01/2002
WRL Transamerica Small/Mid Cap Value	05/01/2004
WRL Transamerica U.S. Government Securities	05/01/2002
WRL J.P. Morgan Enhanced Index	05/01/2002
WRL MFS High Yield	05/01/2003
WRL Capital Guardian U.S. Equity	05/01/2002
Access U.S. Government Money Market Portfolio	05/01/2003
Potomac Dow 30 Plus Portfolio	05/01/2003
Potomac OTC Plus Portfolio	05/01/2003
Wells S&P REIT Index Portfolio	05/01/2003
Potomac Mid Cap Plus Portfolio	05/01/2004
Potomac Small Cap Plus Portfolio	05/01/2004
Potomac U.S./Short Portfolio	05/01/2004
Fidelity VIP Growth Opportunities Portfolio	05/01/2000
Fidelity VIP Contrafund® Portfolio	05/01/2000
Fidelity VIP Equity-Income Portfolio	05/01/2000
Fidelity VIP Index 500 Portfolio	11/01/2003

Class B

Subaccount	Inception Date
WRL Transamerica Money Market	11/01/2003
WRL AEGON Bond	11/01/2003
WRL Janus Growth	11/01/2003
WRL Templeton Great Companies Global	11/01/2003
WRL Van Kampen Emerging Growth	11/01/2003
WRL Federated Growth & Income	11/01/2003

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 1—(continued)

Subaccount	Inception Date
WRL Transamerica Value Balanced	11/01/2003
WRL Mercury Large Cap Value	11/01/2003
WRL Third Avenue Value	11/01/2003
WRL Clarion Real Estate Securities	11/01/2003
WRL Marsico Growth	11/01/2003
WRL Munder Net50	11/01/2003
WRL T. Rowe Price Equity Income	11/01/2003
WRL T. Rowe Price Small Cap	11/01/2003
WRL Salomon All Cap	11/01/2003
WRL J.P. Morgan Mid Cap Value	05/01/2004
WRL Great Companies-AmericaSM	11/01/2003
WRL Great Companies-TechnologySM	11/01/2003
WRL Asset Allocation-Conservative Portfolio	11/01/2003
WRL Asset Allocation-Moderate Portfolio	11/01/2003
WRL Asset Allocation-Moderate Growth Portfolio	11/01/2003
WRL Asset Allocation-Growth Portfolio	11/01/2003
WRL PIMCO Total Return	11/01/2003
WRL Transamerica Balanced	11/01/2003
WRL Transamerica Convertible Securities	11/01/2003
WRL Transamerica Equity	11/01/2003
WRL Transamerica Growth Opportunities	11/01/2003
WRL Capital Guardian Value	11/01/2003
WRL Transamerica Small/Mid Cap Value	05/01/2004
WRL Transamerica U.S. Government Securities	11/01/2003
WRL J.P. Morgan Enhanced Index	11/01/2003
WRL MFS High Yield	11/01/2003
Access U.S. Government Money Market Portfolio	11/01/2003
Potomac Dow 30 Plus Portfolio	11/01/2003
Potomac OTC Plus Portfolio	11/01/2003
Wells S&P REIT Index Portfolio	11/01/2003
Fidelity VIP Index 500 Portfolio	11/01/2003

On April 30, 2004, WRL made initial contributions totaling $75,000 to the Life Account. The respective amounts of the contributions and units received are as follows for Class A:

Subaccount	Contribution	Units
Potomac Mid Cap Plus Portfolio	$25,000	2,500
Potomac Small Cap Plus Portfolio	$25,000	2,500
Potomac U.S./Short Portfolio	$25,000	2,500

On April 30, 2004, WRL made initial contributions totaling $50,000 to the Life Account. The respective amounts of the contributions and units received are as follows for Class B:

Subaccount	Contribution	Units
WRL J.P. Morgan Mid Cap Value	$25,000	2,500
WRL Transamerica Small/Mid Cap Value	$25,000	2,500

The Life Account holds assets to support the benefits under certain flexible premium variable universal life insurance policies (the “Policies”) issued by WRL. The Life Account’s equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value. The following significant accounting policies, which are in conformity with U.S. generally accepted accounting principles, have been consistently applied in the preparation of the Life Account Financial Statements. The preparation of the Financial Statements required management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

A. Valuation of Investments and Securities Transactions

Investments in the Funds’ shares are valued at the closing net asset value (“NAV”) per share of the underlying Portfolio, as determined by the Funds. Investment transactions are accounted for on the trade date at the Portfolio NAV next determined after receipt of sale or redemption orders without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date. Effective on May 1, 2003, the method to account for the cost of investments sold was changed to the

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 1—(continued)

average-cost method, formerly using a first-in, first-out basis. The net effect on Statements of Operations is no change to net increase (decrease) in net assets resulting from operations.

B. Federal Income Taxes

The operations of the Life Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under the Internal Revenue Code law, the investment income of the Life Account, including realized and unrealized capital gains, is not taxable to WRL, as long as earnings are credited under the policies. Accordingly, no provision for Federal income taxes has been made.

NOTE 2—EXPENSES AND RELATED PARTY TRANSACTIONS

Charges are assessed by WRL in connection with the issuance and administration of the Policies.

A. Policy Charges

Under some forms of the Policies, a sales charge and premium taxes are deducted by WRL prior to allocation of policy owner payments to the subaccounts. Contingent surrender charges may also apply.

Under all forms of the Policy, monthly charges against policy cash values are made to compensate WRL for costs of insurance provided.

B. Life Account Charges

A daily charge as a percentage of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks for administrative services in connection with issuance and administration of the Policies. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year. The following reflects the annual rate for daily charges as accessed by each Life Account class:

Class A	0.90%
Class B	0.75%

C. Related Party Transactions

ATFA is the investment advisor for the AEGON/Transamerica Series Fund, Inc. (“Fund”). The Fund has entered into annually renewable investment advisory agreements for each portfolio. The agreements provide for an advisory fee at the following annual rate to ATFA as a percentage of the average daily net assets of the portfolio.

Subaccount	Advisory Fee
Transamerica Money Market	0.35%
AEGON Bond	0.45%
Janus Growth	0.80%
Templeton Great Companies Global(1)	0.75%
Van Kampen Emerging Growth	0.80%
Federated Growth & Income	0.75%
Transamerica Value Balanced(2)	0.75%
Mercury Large Cap Value(3)	0.80%
American Century International(4)	1.00%
Third Avenue Value	0.80%
Clarion Real Estate Securities	0.80%
Marsico Growth(5)	0.80%
Munder Net50	0.90%
T. Rowe Price Equity Income	0.75%
T. Rowe Price Small Cap	0.75%
Salomon All Cap(6)	0.90%
J.P. Morgan Mid Cap(7)	0.85%
Great Companies-AmericaSM(8)	0.775%
Great Companies-TechnologySM	0.80%
Asset Allocation-Conservative Portfolio	0.10%
Asset Allocation-Moderate Portfolio	0.10%
Asset Allocation-Moderate Growth Portfolio	0.10%
Asset Allocation-Growth Portfolio	0.10%
PIMCO Total Return	0.70%
Transamercia Balanced(9)	0.80%
Transamerica Convertible Securities(10)	0.80%
Transamerica Equity(11)	0.75%
Transamerica Growth Opportunities(12)	0.85%
Capital Guardian Value(13)	0.85%

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 2—(continued)

Subaccount	Advisory Fee
Transamerica Small/Mid Cap(14)	0.80%
Transamerica U.S. Government Securities	0.65%
J.P. Morgan Enhanced Index	0.75%
MFS High Yield	0.775%
Capital Guardian U.S. Equity(15)	0.85%

AEGON/Transamerica Fund Services, Inc. (“ATFS”) provides the Fund with administrative and transfer agency services. ATFS is a wholly-owned subsidiary of WRL. ATFA is directly owned by WRL (78%) and AUSA Holding Company (22%) both of which are indirect wholly-owned subsidiaries of AEGON NV., a holding company organized under the laws of the Netherlands.

(1)	ATFA receives compensation for its services at 0.75% of the first $500 million of the portfolio’s average daily net assets; 0.725% of average daily net assets over $500 million up to $1.5 billion; and 0.70% of average daily net assets over $1.5 billion.
(2)	ATFA receives compensation for its services at 0.75% of the first $750 million of the portfolio’s average daily net assets; 0.70% of average daily net assets over $750 million up to $1 billion; and 0.60% of average daily net assets over $1 billion.
(3)	ATFA receives compensation for its services at 0.80% for the first $250 million of the portfolio’s average daily net assets; 0.775% of average daily net assets over $250 million up to $750 million; and 0.75% of average daily net assets over $750 million.
(4)	ATFA receives compensation for its services at 1.00% for the first $50 million of the portfolio’s average daily net assets; 0.95% of average daily net assets over $50 million up to $150 million; 0.90% of average daily net assets over $150 million up to $500 million; 0.85% of average daily net assets over $500 million up to $1 billion; and 0.80% of average daily net assets over $1 billion.
(5)	ATFA receives compensation for its services at 0.80% of the first $250 million of portfolio’s average daily net assets; 0.75% of the next $250 million; 0.70% of the next $500 million; and 0.60% of average daily net assets over $1 billion.
(6)	ATFA receives compensation for its services at 0.90% of the first $100 million of the portfolio’s average daily net assets; and 0.80% of average daily net assets over $100 million.
(7)	ATFA receives compensation for its services at 0.85% of the first $100 million of the portfolio’s average daily net assets; and 0.80% of average daily net assets in excess of $100 million.
(8)	ATFA receives compensation for its services at 0.775% of the first $250 million of the portfolio’s average daily net assets; and 0.75% of average daily net assets over $250 million.
(9)	ATFA receives compensation for its services at 0.80% of the first $250 million of the portfolio’s average daily net assets; 0.775% of average daily net assets over $250 million up to $500 million; 0.75% of average daily net assets over $500 million up to $1 billion; 0.70% of average daily net assets over $1 billion up to $1.5 billion; and 0.65% of average daily net assets over $1.5 billion.
(10)	ATFA receives compensation for its services at 0.80% of the first $500 million of the portfolio’s average daily net assets; and 0.70% of average daily net assets over $500 million.
(11)	ATFA receives compensation for its services at 0.75% of the first $1 billion of the portfolio’s average daily net assets; and 0.725% of average daily net assets over $1 billion.
(12)	ATFA receives compensation for its services at 0.85% of the first $100 million of the portfolio’s average daily net assets; 0.80% of average daily net assets over $100 million up to $500 million; and 0.75% of average daily net assets over $500 million.
(13)	ATFA receives compensation for its services at 0.85% of the first $300 million of the portfolio’s average daily net assets; 0.80% of average daily net assets over $300 million up to $500 million; and 0.775% of average daily net assets over $500 million.

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 2—(continued)

(14)	ATFA receives compensation for its services at 0.80% of the first $500 million of the portfolio’s average daily net assets and 0.75% of average daily net assets over $500 million.
(15)	ATFA receives compensation for its services at 0.85% of the first $300 million of the portfolio’s average daily net assets; 0.80% of average daily net assets over $300 million up to $500 million; and 0.775% of average daily net assets over $500 million.

NOTE 3—DIVIDEND DISTRIBUTIONS

Dividends are not declared by the Life Account, since the increase in the value of the underlying investment in the Fund is reflected daily in the accumulation unit value used to calculate the equity value within the Life Account. Consequently, a dividend distribution by the underlying Fund does not change either the accumulation unit value or equity values within the Life Account.

NOTE 4—SECURITIES TRANSACTIONS

Securities transactions for the year ended December 31, 2004 are as follows (in thousands):

Subaccount	Purchases of Securities	Proceeds from Sales of Securities
WRL Transamerica Money Market	$25,140	$38,418
WRL AEGON Bond	6,678	9,082
WRL Janus Growth	13,004	55,734
WRL Templeton Great Companies Global	14,635	25,017
WRL Van Kampen Emerging Growth	9,029	29,220
WRL Federated Growth & Income	16,037	6,685
WRL Transamerica Value Balanced	95,457	13,267
WRL Mercury Large Cap Value	4,204	4,562
WRL American Century International	4,470	2,195
WRL Third Avenue Value	14,238	3,096
WRL Clarion Real Estate Securities	13,347	5,446
WRL Marsico Growth	4,228	1,696
WRL Munder Net50	6,386	5,862
WRL T. Rowe Price Equity Income	7,074	603
WRL T. Rowe Price Small Cap	8,165	4,024
WRL Salomon All Cap	7,685	3,532
WRL J.P. Morgan Mid Cap Value	3,223	2,289
WRL Great Companies-AmericaSM	36,018	13,285
WRL Great Companies-TechnologySM	2,202	3,985
WRL Asset Allocation-Conservative Portfolio	9,432	3,382
WRL Asset Allocation-Moderate Portfolio	19,088	3,331
WRL Asset Allocation-Moderate Growth Portfolio	64,671	4,286
WRL Asset Allocation-Growth Portfolio	58,568	2,214
WRL PIMCO Total Return	4,156	3,151
WRL Transamerica Balanced	1,181	736
WRL Transamerica Convertible Securities	1,406	943
WRL Transamerica Equity	229,690	11,789
WRL Transamerica Growth Opportunities	43,532	3,147
WRL Capital Guardian Value	1,352	482
Transamerica Small/Mid Cap Value	722	43
WRL Transamerica U.S. Government Securities	407	144
WRL J.P. Morgan Enhanced Index	599	413
WRL MFS High Yield	309	398
WRL Capital Guardian U.S. Equity	549	397
Access U.S. Government Money Market Portfolio	90,231	97,192

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 4—(continued)

Subaccount	Purchases of Securities	Proceeds from Sales of Securities
Potomac Dow 30 Plus Portfolio	6,245	4,495
Potomac OTC Plus Portfolio	89,779	89,642
Wells S&P REIT Index Portfolio	1,249	1,011
Potomac Mid Cap Plus Portfolio	488	456
Potomac Small Cap Plus Portfolio	2,642	2,628
Potomac US/Short Portfolio	4,332	4,292
Fidelity VIP Growth Opportunities Portfolio	1,162	904
Fidelity VIP Contrafund® Portfolio	4,163	1,458
Fidelity VIP Equity-Income Portfolio	3,055	1,982
Fidelity VIP Index 500 Portfolio	672	148

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—FINANCIAL HIGHLIGHTS

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investment		Net Income (Loss) from Operations		Accumulation Unit Value, End of Year
WRL Transamerica Money Market Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002 12/31/2001 12/31/2000		$19.04 19.06 18.95 18.39 17.49	$0.02 (0.02 0.11 0.56 0.90)		$(0.01 0.00 0.00 0.00 0.00)		$0.01 (0.02 0.11 0.56 0.90)		$19.05 19.04 19.06 18.95 18.39
Class B	12/31/2004 12/31/2003	(1)	10.00 10.00	0.05 0.00		(0.03 0.00)		0.02 0.00		10.02 10.00

WRL AEGON Bond Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002 12/31/2001 12/31/2000		29.19 28.24 25.91 24.19 22.01	1.74 1.02 0.82 (0.06 1.04)		(0.69 (0.07 1.51 1.78 1.14	) )	1.05 0.95 2.33 1.72 2.18		30.24 29.19 28.24 25.91 24.19
Class B	12/31/2004 12/31/2003	(1)	10.10 10.00	0.38 (0.01)		0.00 0.11		0.38 0.10		10.48 10.10

WRL Janus Growth Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002 12/31/2001 12/31/2000		66.33 50.70 73.01 102.61 145.70	(0.62 (0.52 (0.53 (0.73 16.41	) ) ) )	10.24 16.15 (21.78 (28.87 (59.50	) ) )	9.62 15.63 (22.31 (29.60 (43.09	) ) )	75.95 66.33 50.70 73.01 102.61
Class B	12/31/2004 12/31/2003	(1)	10.51 10.00	(0.08 (0.01	) )	1.62 0.52		1.54 0.51		12.05 10.51

WRL Templeton Great Companies Global Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002 12/31/2001 12/31/2000		21.77 17.82 24.31 31.79 38.91	(0.20 (0.17 0.37 0.00 7.93	) )	1.96 4.12 (6.86 (7.48 (15.05	) ) )	1.76 3.95 (6.49 (7.48 (7.12	) ) )	23.53 21.77 17.82 24.31 31.79
Class B	12/31/2004 12/31/2003	(1)	10.66 10.00	(0.08 (0.01	) )	0.96 0.67		0.88 0.66		11.54 10.66

WRL Van Kampen Emerging Growth Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002 12/31/2001 12/31/2000		31.64 24.91 37.54 56.74 64.99	(0.28 (0.25 (0.25 (0.35 16.83	) ) ) )	2.23 6.98 (12.38 (18.85 (25.08	) ) )	1.95 6.73 (12.63 (19.20 (8.25	) ) )	33.59 31.64 24.91 37.54 56.74
Class B	12/31/2004 12/31/2003	(1)	10.09 10.00	(0.07 (0.01	) )	0.71 0.10		0.64 0.09		10.73 10.09

WRL Federated Growth & Income Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002 12/31/2001 12/31/2000		28.74 22.86 22.85 19.93 15.57	0.93 0.85 1.20 0.21 0.85		1.44 5.03 (1.19 2.71 3.51)		2.37 5.88 0.01 2.92 4.36		31.11 28.74 22.86 22.85 19.93
Class B	12/31/2004 12/31/2003	(1)	10.76 10.00	0.32 (0.01)		0.59 0.77		0.91 0.76		11.67 10.76

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return		Net Assets at End of Year (in Thousands)	Investment Income Ratio		Expense Ratio
WRL Transamerica Money Market Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002 12/31/2001 12/31/2000		0.10 (0.11 0.54 3.05 5.17	% )	$44,155 58,117 93,388 82,417 60,279	0.98 0.11 0.53 2.80 5.05%		0.90 0.90 0.90 0.90 0.90%
Class B	12/31/2004 12/31/2003	(1)	0.25 (0.01)		692 45	1.20 0.11		0.75 0.75

WRL AEGON Bond Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002 12/31/2001 12/31/2000		3.59 3.35 8.99 7.11 9.90		50,801 54,846 61,311 44,709 25,935	6.77 4.44 3.03 (0.24 4.58)		0.90 0.90 0.90 0.90 0.90
Class B	12/31/2004 12/31/2003	(1)	3.75 1.00		249 25	4.42 0.00		0.75 0.75

WRL Janus Growth Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002 12/31/2001 12/31/2000		14.50 30.82 (30.55 (28.85 (29.58	) ) )	646,554 600,794 474,008 699,663 961,015	0.00 0.00 (0.90 (0.90 11.75	) )	0.90 0.90 0.90 0.90 0.90
Class B	12/31/2004 12/31/2003	(1)	14.66 5.09		308 26	0.00 0.00		0.75 0.75

WRL Templeton Great Companies Global Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002 12/31/2001 12/31/2000		8.09 22.15 (26.69 23.53 (18.28	) )	262,144 250,670 218,765 313,912 410,109	0.00 0.00 1.78 0.01 20.55		0.90 0.90 0.90 0.90 0.90
Class B	12/31/2004 12/31/2003	(1)	8.25 6.65		164 27	0.00 0.00		0.75 0.75

WRL Van Kampen Emerging Growth Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002 12/31/2001 12/31/2000		6.18 27.01 (33.66 (33.83 (12.70	) ) )	314,746 314,020 250,959 386,903 580,202	0.00 0.00 (0.81 (0.82 23.62	) )	0.90 0.90 0.90 0.90 0.90
Class B	12/31/2004 12/31/2003	(1)	6.34 0.90		130 25	0.00 0.00		0.75 0.75

WRL Federated Growth & Income Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002 12/31/2001 12/31/2000		8.23 25.71 0.06 14.67 28.01		114,445 102,251 79,210 57,831 26,883	4.07 4.27 5.21 0.95 5.00		0.90 0.90 0.90 0.90 0.90
Class B	12/31/2004 12/31/2003	(1)	8.39 7.62		698 43	3.56 0.00		0.75 0.75

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investment		Net Income (Loss) from Operations		Accumulation Unit Value, End of Year
WRL Transamerica Value Balanced Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002 12/31/2001 12/31/2000		$18.79 15.77 18.47 18.19 15.66	$0.11 0.37 0.47 0.10 1.20		$1.57 2.65 (3.17 0.18 1.33)		$1.68 3.02 (2.70 0.28 2.53)		$20.47 18.79 15.77 18.47 18.19
Class B	12/31/2004 12/31/2003	(1)	10.36 10.00	0.05 (0.01)		0.90 0.37		0.95 0.36		11.31 10.36

WRL Mercury Large Cap Value Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002 12/31/2001 12/31/2000		17.10 13.30 15.64 16.07 14.08	0.35 (0.01 0.19 (0.12 0.23	) )	2.61 3.81 (2.53 (0.31 1.76	) )	2.96 3.80 (2.34 (0.43 1.99	) )	20.06 17.10 13.30 15.64 16.07
Class B	12/31/2004 12/31/2003	(1)	10.91 10.00	0.31 (0.01)		1.60 0.92		1.91 0.91		12.82 10.91

WRL American Century International Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002 12/31/2001 12/31/2000		9.15 7.37 9.43 12.43 14.76	(0.08 (0.07 (0.05 0.25 2.00	) ) )	1.30 1.85 (2.01 (3.25 (4.33	) ) )	1.22 1.78 (2.06 (3.00 (2.33	) ) )	10.37 9.15 7.37 9.43 12.43

WRL Third Avenue Value Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002 12/31/2001 12/31/2000		17.77 13.07 14.96 14.22 10.59	(0.04 (0.07 0.13 (0.11 0.60	) ) )	4.26 4.77 (2.02 0.85 3.03)		4.22 4.70 (1.89 0.74 3.63)		21.99 17.77 13.07 14.96 14.22
Class B	12/31/2004 12/31/2003	(1)	10.50 10.00	0.00 (0.01)		2.50 0.51		2.50 0.50		13.00 10.50

WRL Clarion Real Estate Securities Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002 12/31/2001 12/31/2000		15.75 11.71 11.40 10.36 8.06	0.33 0.19 0.12 0.21 0.10		4.66 3.85 0.19 0.83 2.20		4.99 4.04 0.31 1.04 2.30		20.74 15.75 11.71 11.40 10.36
Class B	12/31/2004 12/31/2003	(1)	10.91 10.00	0.24 (0.01)		3.23 0.92		3.47 0.91		14.38 10.91

WRL Marsico Growth Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002 12/31/2001 12/31/2000		8.05 6.43 8.76 10.29 11.29	(0.07 (0.07 (0.06 (0.01 0.06	) ) ) )	0.97 1.69 (2.27 (1.52 (1.06	) ) )	0.90 1.62 (2.33 (1.53 (1.00	) ) )	8.95 8.05 6.43 8.76 10.29
Class B	12/31/2004 12/31/2003	(1)	10.09 10.00	(0.08 (0.01	) )	1.24 0.10		1.16 0.09		11.25 10.09

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return		Net Assets at End of Year (in Thousands)	Investment Income Ratio		Expense Ratio
WRL Transamerica Value Balanced Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002 12/31/2001 12/31/2000		8.98 19.09 (14.59 1.54 16.16	% )	$155,166 63,822 55,762 41,934 34,213	1.46 3.11 2.86 0.55 7.33%		0.90 0.90 0.90 0.90 0.90%
Class B	12/31/2004 12/31/2003	(1)	9.14 3.63		67 26	1.24 0.00		0.75 0.75

WRL Mercury Large Cap Value Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002 12/31/2001 12/31/2000		17.28 28.62 (14.98 (2.68 14.17	) )	43,341 38,125 30,289 32,890 28,888	2.88 0.83 1.28 (0.75 1.58)		0.90 0.90 0.90 0.90 0.90
Class B	12/31/2004 12/31/2003	(1)	17.45 9.13		48 27	3.45 0.00		0.75 0.75

WRL American Century International Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002 12/31/2001 12/31/2000		13.32 24.17 (21.89 (24.12 (15.75	) ) )	32,336 26,065 7,974 8,183 7,944	0.00 0.00 (0.59 2.40 15.54)		0.90 0.90 0.90 0.90 0.90

WRL Third Avenue Value Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002 12/31/2001 12/31/2000		23.69 36.04 (12.66 5.22 34.26)		81,710 56,041 37,656 34,345 16,735	0.67 0.45 0.92 (0.78 4.53)		0.90 0.90 0.90 0.90 0.90
Class B	12/31/2004 12/31/2003	(1)	23.87 4.96		410 26	0.70 0.00		0.75 0.75

WRL Clarion Real Estate Securities Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002 12/31/2001 12/31/2000		31.67 34.53 2.67 10.06 28.46		46,253 29,571 19,564 7,899 2,476	2.81 2.69 0.99 1.92 1.07		0.90 0.90 0.90 0.90 0.90
Class B	12/31/2004 12/31/2003	(1)	31.87 9.06		323 35	2.64 0.00		0.75 0.75

WRL Marsico Growth Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002 12/31/2001 12/31/2000		11.25 0.94 (26.64 (14.86 (8.84	) ) )	13,931 9,980 4,464 3,750 1,627	0.00 0.00 (0.79 (0.08 0.59	) )	0.90 0.90 0.90 0.90 0.90
Class B	12/31/2004 12/31/2003	(1)	11.41 0.90		141 25	0.00 0.00		0.75 0.75

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investment		Net Income (Loss) from Operations		Accumulation Unit Value, End of Year
WRL Munder Net50 Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002 12/31/2001 12/31/2000		$8.04 4.87 7.98 10.80 10.92	$(0.07 (0.06 (0.05 (0.03 0.22	) ) ) )	$1.22 3.23 (3.06 (2.79 (0.34	) ) )	$1.15 3.17 (3.11 (2.82 (0.12	) ) )	$9.19 8.04 4.87 7.98 10.80
Class B	12/31/2004 12/31/2003	(1)	10.13 10.00	(0.08 (0.01	) )	1.55 0.14		1.47 0.13		11.60 10.13

WRL T. Rowe Price Equity Income Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002 12/31/2001 12/31/2000		9.59 7.62 9.48 9.98 9.16	0.10 0.07 (0.03 (0.08 (0.04	) ) )	1.22 1.90 (1.83 (0.42 0.86	) )	1.32 1.97 (1.86 (0.50 0.82	) )	10.91 9.59 7.62 9.48 9.98
Class B	12/31/2004 12/31/2003	(1)	10.73 10.00	0.14 (0.01)		1.36 0.74		1.50 0.73		12.23 10.73

WRL T. Rowe Price Small Cap Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002 12/31/2001 12/31/2000		10.01 7.20 9.99 11.17 12.31	(0.09 (0.08 (0.07 (0.09 0.04	) ) ) )	1.03 2.89 (2.72 (1.09 (1.18	) ) )	0.94 2.81 (2.79 (1.18 (1.14	) ) )	10.95 10.01 7.20 9.99 11.17
Class B	12/31/2004 12/31/2003	(1)	10.33 10.00	(0.08 (0.01	) )	1.06 0.34		0.98 0.33		11.31 10.33

WRL Salomon All Cap Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002 12/31/2001 12/31/2000		12.69 9.47 12.70 12.55 10.70	(0.09 (0.05 0.02 0.11 0.23	) )	1.12 3.27 (3.25 0.04 1.62)		1.03 3.22 (3.23 0.15 1.85)		13.72 12.69 9.47 12.70 12.55
Class B	12/31/2004 12/31/2003	(1)	10.63 10.00	(0.05 (0.01	) )	0.94 0.64		0.89 0.63		11.52 10.63

WRL J. P. Morgan Mid Cap Value Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002 12/31/2001 12/31/2000		12.18 9.35 10.81 11.35 10.14	(0.11 (0.08 (0.09 0.05 0.23	) ) )	1.76 2.91 (1.37 (0.59 0.98	) )	1.65 2.83 (1.46 (0.54 1.21	) )	13.83 12.18 9.35 10.81 11.35
Class B	12/31/2004	(1)	10.00	(0.05)		1.57		1.52		11.52

WRL Great Companies-AmericaSM Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002 12/31/2001 12/31/2000		9.56 7.74 9.84 11.31 10.00	(0.02 (0.04 (0.05 (0.05 (0.06	) ) ) ) )	0.10 1.86 (2.05 (1.42 1.37	) )	0.08 1.82 (2.10 (1.47 1.31	) )	9.64 9.56 7.74 9.84 11.31
Class B	12/31/2004 12/31/2003	(1)	10.61 10.00	(0.02 (0.01	) )	0.12 0.62		0.10 0.61		10.71 10.61

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return		Net Assets at End of Year (in Thousands)	Investment Income Ratio		Expense Ratio
WRL Munder Net50 Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002 12/31/2001 12/31/2000		14.31 65.12 (38.97 (26.09 (1.15	% ) ) )	$15,079 12,963 2,439 2,804 862	0.00 0.00 (0.90 (0.29 2.00	% ) )	0.90 0.90 0.90 0.90 0.90%
Class B	12/31/2004 12/31/2003	(1)	14.47 1.34		180 31	0.00 0.00		0.75 0.75

WRL T. Rowe Price Equity Income Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002 12/31/2001 12/31/2000		13.79 25.73 (19.54 (5.02 8.89	) )	16,183 8,160 4,594 3,419 985	1.85 1.79 (0.38 (0.90 (0.42	) ) )	0.90 0.90 0.90 0.90 0.90
Class B	12/31/2004 12/31/2003	(1)	13.95 7.35		135 40	2.00 0.00		0.75 0.75

WRL T. Rowe Price Small Cap Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002 12/31/2001 12/31/2000		9.38 39.15 (28.00 (10.52 (9.27	) ) )	23,211 17,274 6,667 6,832 2,568	0.00 0.00 (0.90 (0.90 0.29	) )	0.90 0.90 0.90 0.90 0.90
Class B	12/31/2004 12/31/2003	(1)	9.54 3.29		245 34	0.00 0.00		0.75 0.75

WRL Salomon All Cap Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002 12/31/2001 12/31/2000		8.16 33.95 (25.39 1.18 17.24)		49,548 41,702 27,583 30,526 8,072	0.23 0.39 0.36 0.89 1.91		0.90 0.90 0.90 0.90 0.90
Class B	12/31/2004 12/31/2003	(1)	8.32 6.31		251 27	0.27 0.00		0.75 0.75

WRL J. P. Morgan Mid Cap Value Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002 12/31/2001 12/31/2000		13.56 30.25 (13.50 (4.80 11.91	) )	18,393 15,227 9,498 5,325 1,811	0.04 0.11 (0.85 0.44 2.02)		0.90 0.90 0.90 0.90 0.90
Class B	12/31/2004	(1)	0.00		67	0.03		0.75

WRL Great Companies-AmericaSM Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002 12/31/2001 12/31/2000		0.81 23.56 (21.40 (12.98 13.12	) )	71,602 48,098 36,236 16,607 8,491	0.65 0.46 (0.62 (0.56 (0.90	) ) )	0.90 0.90 0.90 0.90 0.90
Class B	12/31/2004 12/31/2003	(1)	0.96 6.06		114 27	0.59 0.00		0.75 0.75

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investment		Net Income (Loss) from Operations		Accumulation Unit Value, End of Year
WRL Great Companies-TechnologySM Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002 12/31/2001 12/31/2000		$3.84 2.57 4.19 6.70 10.00	$(0.03 (0.03 (0.03 (0.04 (0.05	) ) ) ) )	$0.30 1.30 (1.59 (2.47 (3.25	) ) )	$0.27 1.27 (1.62 (2.51 (3.30	) ) )	$4.11 3.84 2.57 4.19 6.70
Class B	12/31/2004 12/31/2003	(1)	10.35 10.00	(0.08 (0.01	) )	0.83 0.36		0.75 0.35		11.10 10.35

WRL Asset Allocation-Conservative Portfolio Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002		11.01 9.04 10.00	0.05 (0.08 (0.05	) )	0.91 2.05 (0.91)		0.96 1.97 (0.96)		11.97 11.01 9.04
Class B	12/31/2004 12/31/2003	(1)	10.39 10.00	0.09 (0.01)		0.83 0.40		0.92 0.39		11.31 10.39

WRL Asset Allocation-Moderate Portfolio Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002		10.84 8.76 10.00	0.02 (0.08 (0.05	) )	1.10 2.16 (1.19)		1.12 2.08 (1.24)		11.96 10.84 8.76
Class B	12/31/2004 12/31/2003	(1)	10.43 10.00	0.05 (0.01)		1.06 0.44		1.11 0.43		11.54 10.43

WRL Asset Allocation-Moderate Growth Portfolio Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002		10.67 8.47 10.00	(0.01 (0.07 (0.05	) ) )	1.35 2.27 (1.48)		1.34 2.20 (1.53)		12.01 10.67 8.47
Class B	12/31/2004 12/31/2003	(1)	10.50 10.00	0.02 (0.01)		1.32 0.51		1.34 0.50		11.84 10.50

WRL Asset Allocation-Growth Portfolio Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002		10.53 8.12 10.00	0.01 (0.07 (0.05	) )	1.37 2.48 (1.83)		1.38 2.41 (1.88)		11.91 10.53 8.12
Class B	12/31/2004 12/31/2003	(1)	10.58 10.00	0.02 (0.01)		1.39 0.59		1.41 0.58		11.99 10.58

WRL PIMCO Total Return Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002		10.98 10.56 10.00	0.21 0.03 (0.06)		0.18 0.39 0.62		0.39 0.42 0.56		11.37 10.98 10.56
Class B	12/31/2004 12/31/2003	(1)	10.14 10.00	0.19 (0.01)		0.18 0.15		0.37 0.14		10.51 10.14

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return		Net Assets at End of Year (in Thousands)	Investment Income Ratio		Expense Ratio
WRL Great Companies-TechnologySM Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002 12/31/2001 12/31/2000	(1)	7.10 49.61 (38.67 (37.51 (33.01	% ) ) )	$13,473 14,346 5,195 6,147 2,788	0.00 0.00 (0.90 (0.90 (0.90	% ) ) )	0.90 0.90 0.90 0.90 0.90%
Class B	12/31/2004 12/31/2003	(1)	7.25 3.53		105 26	0.00 0.00		0.75 0.75

WRL Asset Allocation-Conservative Portfolio Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	8.73 21.82 (9.65)		18,291 11,072 4,376	1.31 0.13 (0.90)		0.90 0.90 0.90
Class B	12/31/2004 12/31/2003	(1)	8.89 3.88		197 26	1.53 0.00		0.75 0.75

WRL Asset Allocation-Moderate Portfolio Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	10.40 23.75 (12.43)		49,873 32,736 10,778	1.03 0.11 (0.90)		0.90 0.90 0.90
Class B	12/31/2004 12/31/2003	(1)	10.56 4.34		3,180 26	1.24 0.00		0.75 0.75

WRL Asset Allocation-Moderate Growth Portfolio Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	12.53 26.03 (15.31)		130,542 65,864 15,054	0.78 0.15 (0.90)		0.90 0.90 0.90
Class B	12/31/2004 12/31/2003	(1)	12.69 5.02		9,586 26	0.90 0.00		0.75 0.75

WRL Asset Allocation-Growth Portfolio Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	13.16 29.63 (18.79)		102,006 42,131 6,751	0.95 0.16 (0.90)		0.90 0.90 0.90
Class B	12/31/2004 12/31/2003	(1)	13.33 5.83		7,452 26	0.90 0.00		0.75 0.75

WRL PIMCO Total Return Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	3.56 3.97 5.56		10,074 9,186 7,376	2.81 1.16 (0.90)		0.90 0.90 0.90
Class B	12/31/2004 12/31/2003	(1)	3.71 1.35		199 25	2.57 0.00		0.75 0.75

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Transamerica Balanced Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	$10.65 9.43 10.00	$0.04 (0.07 (0.05	) )	$1.04 1.29 (0.52)	$1.08 1.22 (0.57)	$11.73 10.65 9.43
Class B	12/31/2004 12/31/2003	(1)	10.37 10.00	0.10 (0.01)		0.97 0.38	1.07 0.37	11.44 10.37

WRL Transamerica Convertible Securities Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	11.35 9.26 10.00	0.57 (0.08 (0.05	) )	0.82 2.17 (0.69)	1.39 2.09 (0.74)	12.74 11.35 9.26
Class B	12/31/2004 12/31/2003	(1)	10.27 10.00	0.36 (0.01)		0.91 0.28	1.27 0.27	11.54 10.27

WRL Transamerica Equity Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	11.09 8.53 10.00	(0.10 (0.09 (0.05	) ) )	1.74 2.65 (1.42)	1.64 2.56 (1.47)	12.73 11.09 8.53
Class B	12/31/2004 12/31/2003	(1)	10.49 10.00	(0.08 (0.01	) )	1.64 0.50	1.56 0.49	12.05 10.49

WRL Transamerica Growth Opportunities Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	10.29 7.92 10.00	(0.10 (0.08 (0.04	) ) )	1.71 2.45 (2.04)	1.61 2.37 (2.08)	11.90 10.29 7.92
Class B	12/31/2004 12/31/2003	(1)	10.49 10.00	(0.08 (0.01	) )	1.73 0.50	1.65 0.49	12.14 10.49

WRL Capital Guardian Value Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	10.55 7.91 10.00	0.02 (0.01 0.39)		1.63 2.65 (2.48)	1.65 2.64 (2.09)	12.20 10.55 7.91
Class B	12/31/2004 12/31/2003	(1)	10.81 10.00	0.05 (0.01)		1.66 0.82	1.71 0.81	12.52 10.81

WRL Transamerica Small/Mid Cap Value Subaccount
Class A	12/31/2004	(1)	10.00	(0.06)		1.51	1.45	11.45
Class B	12/31/2004	(1)	10.00	(0.05)		1.51	1.46	11.46

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return		Net Assets at End of Year (in Thousands)	Investment Income Ratio		Expense Ratio
WRL Transamerica Balanced Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	10.16 12.88 (5.67	% )	$3,697 2,967 2,319	1.27 0.19 (0.90	% )	0.90 0.90 0.90%
Class B	12/31/2004 12/31/2003	(1)	10.32 3.72		62 26	1.67 0.00		0.75 0.75

WRL Transamerica Convertible Securities Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	12.17 22.56 (7.36)		2,459 2,004 311	5.75 0.17 (0.90)		0.90 0.90 0.90
Class B	12/31/2004 12/31/2003	(1)	12.33 2.73		210 31	4.05 0.00		0.75 0.75

WRL Transamerica Equity Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	14.77 30.05 (14.69)		258,530 10,463 2,781	0.00 0.00 (0.90)		0.90 0.90 0.90
Class B	12/31/2004 12/31/2003	(1)	14.94 4.88		568 26	0.00 0.00		0.75 0.75

WRL Transamerica Growth Opportunities Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	15.58 30.04 (20.84)		48,945 4,407 552	0.00 0.00 (0.90)		0.90 0.90 0.90
Class B	12/31/2004 12/31/2003	(1)	15.75 4.88		307 34	0.00 0.00		0.75 0.75

WRL Capital Guardian Value Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	15.66 33.38 (20.90)		2,172 1,104 181	1.07 0.74 (0.90)		0.90 0.90 0.90
Class B	12/31/2004 12/31/2003	(1)	15.83 8.06		94 34	1.15 0.00		0.75 0.75

WRL Transamerica Small/Mid Cap Value Subaccount
Class A Class B	12/31/2004 12/31/2004	(1) (1)	21.56 21.73		618 94	0.00 0.00		0.90 0.75

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations		Accumulation Unit Value, End of Year
WRL Transamerica U.S. Government Securities Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	$10.68 10.47 10.00	$0.32 0.15 0.00		$(0.07 0.06 0.47)	$0.25 0.21 0.47		$10.93 10.68 10.47
Class B	12/31/2004 12/31/2003	(1)	10.09 10.00	0.24 (0.01)		0.02 0.10	0.26 0.09		10.35 10.09

WRL J.P. Morgan Enhanced Index Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	10.37 8.11 10.00	(0.01 (0.04 (0.02	) ) )	1.05 2.30 (1.87)	1.04 2.26 (1.89)		11.41 10.37 8.11
Class B	12/31/2004 12/31/2003	(1)	10.67 10.00	0.00 (0.01)		1.09 0.68	1.09 0.67		11.76 10.67

WRL MFS High Yield Subaccount
Class A	12/31/2004 12/31/2003	(1)	10.90 10.00	0.46 (0.03)		0.50 0.93	0.96 0.90		11.86 10.90
Class B	12/31/2004 12/31/2003	(1)	10.34 10.00	0.61 (0.01)		0.31 0.35	0.92 0.34		11.26 10.34

WRL Capital Guardian U.S. Equity Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	10.87 8.04 10.00	(0.07 (0.07 (0.01	) ) )	1.03 2.90 (1.95)	0.96 2.83 (1.96)		11.83 10.87 8.04

Access U.S. Government Money Market Portfolio
Class A	12/31/2004 12/31/2003	(1)	9.94 10.00	(0.09 (0.06	) )	0.00 0.00	(0.09 (0.06	) )	9.85 9.94
Class B	12/31/2004 12/31/2003	(1)	9.99 10.00	(0.07 (0.01	) )	(0.01 0.00)	(0.08 (0.01	) )	9.91 9.99

Potomac Dow 30 Plus Portfolio Subaccount
Class A	12/31/2004 12/31/2003	(1)	12.15 10.00	0.06 0.24		0.26 1.91	0.32 2.15		12.47 12.15
Class B	12/31/2004 12/31/2003	(1)	10.82 10.00	(0.00 0.11)		0.30 0.71	0.30 0.82		11.12 10.82

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return		Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Transamerica U.S. Government Securities Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	2.37 2.03 4.65%		$446 332 221	3.90 2.29 0.07%	0.90 0.90 0.90%
Class B	12/31/2004 12/31/2003	(1)	2.52 0.93		108 25	3.10 0.00	0.75 0.75

WRL J.P. Morgan Enhanced Index Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	10.03 27.79 (18.85)		1,088 872 50	0.79 0.50 (0.32)	0.90 0.90 0.90
Class B	12/31/2004 12/31/2003	(1)	10.19 6.74		87 27	0.78 0.00	0.75 0.75

WRL MFS High Yield Subaccount
Class A	12/31/2004 12/31/2003	(1)	8.81 8.90		313 408	5.02 0.31	0.90 0.90
Class B	12/31/2004 12/31/2003	(1)	8.95 3.40		44 26	6.51 0.00	0.75 0.75

WRL Capital Guardian U.S. Equity Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	8.79 35.28 (19.63)		1,390 1,120 144	0.29 0.14 (0.15)	0.90 0.90 0.90

Access U.S. Government Money Market Portfolio
Class A	12/31/2004 12/31/2003	(1)	(0.89 (0.57	) )	2,748 12,071	0.00 0.00	0.90 0.90
Class B	12/31/2004 12/31/2003	(1)	(0.75 (0.13	) )	131 25	0.00 0.00	0.75 0.75

Potomac Dow 30 Plus Portfolio Subaccount
Class A	12/31/2004 12/31/2003	(1)	2.62 21.53		1,952 159	1.43 2.72	0.90 0.90
Class B	12/31/2004 12/31/2003	(1)	2.78 8.17		42 27	0.73 1.20	0.75 0.75

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year

Potomac OTC Plus Portfolio Subaccount
Class A	12/31/2004 12/31/2003	(1)	$12.52 10.00	$1.58 0.52	$(0.13 2.00)	$1.45 2.52	$13.97 12.52
Class B	12/31/2004 12/31/2003	(1)	10.31 10.00	1.95 0.17	(0.80 0.14)	1.15 0.31	11.46 10.31

Wells S&P REIT Index Portfolio Subaccount
Class A	12/31/2004 12/31/2003	(1)	12.24 10.00	(0.08 0.98)	3.33 1.26	3.25 2.24	15.49 12.24
Class B	12/31/2004 12/31/2003	(1)	10.57 10.00	(0.06 0.17)	2.89 0.40	2.83 0.57	13.40 10.57

Potomac Mid Cap Plus Portfolio Subaccount
Class A	12/31/2004	(1)	10.00	(0.06)	1.47	1.41	11.41

Potomac Small Cap Plus Portfolio Subaccount
Class A	12/31/2004	(1)	10.00	(0.06)	2.48	2.42	12.42

Potomac U.S./Short Portfolio Subaccount
Class A	12/31/2004	(1)	10.00	(0.05)	(1.93)	(1.98)	8.02

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
Potomac OTC Plus Portfolio Subaccount
Class A	12/31/2004 12/31/2003	(1)	11.58 25.17%	$6,442 5,360	13.63 4.97%	0.90 0.90%
Class B	12/31/2004 12/31/2003	(1)	11.15 3.08	38 26	19.93 1.84	0.75 0.75

Wells S&P REIT Index Portfolio Subaccount
Class A	12/31/2004 12/31/2003	(1)	26.57 22.39	667 352	0.27 9.08	0.90 0.90
Class B	12/31/2004 12/31/2003	(1)	26.74 5.74	60 26	0.19 1.78	0.75 0.75
Potomac Mid Cap Plus Portfolio Subaccount
Class A	12/31/2004	(1)	21.03	34	0.00	0.90

Potomac Small Cap Plus Portfolio Subaccount
Class A	12/31/2004	(1)	35.99	667	0.00	0.90

Potomac U.S./Short Portfolio Subaccount
Class A	12/31/2004	(1)	(29.47)	30	0.00	0.90

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investment		Net Income (Loss) from Operations		Accumulation Unit Value, End of Year
Fidelity VIP Growth Opportunities Portfolio Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002 12/31/2001 12/31/2000	(1)	$7.18 5.60 7.25 8.56 10.00	$(0.04 (0.03 (0.01 (0.05 (0.06	) ) ) ) )	$0.47 1.61 (1.64 (1.26 (1.38	) ) )	$0.43 1.58 (1.65 (1.31 (1.44	) ) )	$7.61 7.18 5.60 7.25 8.56

Fidelity VIP Contrafund® Portfolio Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002 12/31/2001 12/31/2000	(1)	9.27 7.29 8.14 9.38 10.00	(0.07 (0.05 (0.03 (0.04 (0.06	) ) ) ) )	1.38 2.03 (0.82 (1.20 (0.56	) ) )	1.31 1.98 (0.85 (1.24 (0.62	) ) )	10.58 9.27 7.29 8.14 9.38
Fidelity VIP Equity-Income Portfolio Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002 12/31/2001 12/31/2000	(1)	10.92 8.48 10.32 10.99 10.00	0.05 0.05 0.04 (0.04 (0.06	) )	1.07 2.39 (1.88 (0.63 1.05	) )	1.12 2.44 (1.84 (0.67 0.99	) )	12.04 10.92 8.48 10.32 10.99

Fidelity VIP Index 500 Portfolio Subaccount
Class A	12/31/2004	(1)	10.00	(0.06)		1.04		0.98		10.98
Class B	12/31/2004		10.60	(0.03)		1.03		1.00		11.60
	12/31/2003	(1)	10.00	(0.01)		0.61		0.60		10.60

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return		Net Assets at End of Year (in Thousands)	Investment Income Ratio		Expense Ratio
Fidelity VIP Growth Opportunities Portfolio Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002 12/31/2001 12/31/2000	(1)	5.93 28.25 (22.70 (15.40 (14.36	% ) ) )	$3,592 3,103 1,845 1,397 562	0.32 0.40 (0.17 (0.65 (0.90	% ) ) )	0.90 0.90 0.90 0.90 0.90%

Fidelity VIP Contrafund® Portfolio Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002 12/31/2001 12/31/2000	(1)	14.13 27.05 (10.41 (13.25 (6.16	) ) )	15,082 10,483 6,552 3,335 1,030	0.19 0.28 (0.43 (0.45 (0.90	) ) )	0.90 0.90 0.90 0.90 0.90
Fidelity VIP Equity-Income Portfolio Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002 12/31/2001 12/31/2000		10.24 28.87 (17.89 (6.07 9.91	) )	12,581 10,460 6,167 4,161 307	1.35 1.42 0.46 (0.35 (0.90	) )	0.90 0.90 0.90 0.90 0.90

Fidelity VIP Index 500 Portfolio Subaccount
Class A	12/31/2004	(1)	14.53		263	0.00		0.90
Class B	12/31/2004 12/31/2003	(1)	9.52 5.95		297 27	0.43 0.00		0.75 0.75

Per unit information has been computed using average units outstanding throughout each period. Total return and investment income ratios are not annualized for periods of less than one year. The ratio of income (loss) is represented as the dividends, excluding distributions of long-term capital gains, received by the Life Account to the average net assets. For the periods prior to December 31, 2003, the ratio represented net investment income (loss) as the dividends received, reduced for expenses paid by the Life Account, to average net assets and annualized for periods of less than one year. The expense ratio considers only the expenses borne directly by the Life Account and excludes expenses incurred directly by the underlying funds.

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—EQUITY TRANSACTIONS

(All amounts in thousands)

Unit Activity:

	Year Ended		Units Outstanding- Beginning of Year	Units Issued	Units Redeemed		Units Outstanding- End of Year
WRL Transamerica Money Market Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002		3,053 4,901 4,349	2,857 4,365 8,745	(3,593 (6,213 (8,193	) ) )	2,317 3,053 4,901
Class B	12/31/2004 12/31/2003	(1)	5 0	136 6	(72 (1	) )	69 5

WRL AEGON Bond Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002		1,879 2,170 1,725	485 1,089 1,543	(684 (1,380 (1,098	) ) )	1,680 1,879 2,170
Class B	12/31/2004 12/31/2003	(1)	3 0	29 3	(8 0)		24 3

WRL Janus Growth Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002		9,058 9,348 9,583	1,839 2,688 3,597	(2,384 (2,978 (3,832	) ) )	8,513 9,058 9,348
Class B	12/31/2004 12/31/2003	(1)	3 0	35 3	(12 0)		26 3

WRL Templeton Great Companies Global Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002		11,513 12,274 12,912	2,876 3,301 3,858	(3,250 (4,062 (4,496	) ) )	11,139 11,513 12,274
Class B	12/31/2004 12/31/2003	(1)	3 0	18 3	(7 0)		14 3

WRL Van Kampen Emerging Growth Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002		9,926 10,076 10,305	2,232 3,295 4,184	(2,788 (3,445 (4,413	) ) )	9,370 9,926 10,076
Class B	12/31/2004 12/31/2003	(1)	3 0	16 3	(7 0)		12 3

WRL Federated Growth & Income Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002		3,557 3,465 2,531	1,201 1,406 2,434	(1,079 (1,314 (1,500	) ) )	3,679 3,557 3,465
Class B	12/31/2004 12/31/2003	(1)	4 0	72 4	(16 0)		60 4

WRL Transamerica Value Balanced Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002		3,397 3,535 2,270	5,887 983 2,440	(1,705 (1,121 (1,175	) ) )	7,579 3,397 3,535
Class B	12/31/2004 12/31/2003	(1)	3 0	7 3	(4 0)		6 3

WRL Mercury Large Cap Value Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002		2,229 2,278 2,103	599 866 1,061	(668 (915 (886	) ) )	2,160 2,229 2,278
Class B	12/31/2004 12/31/2003	(1)	3 0	4 3	(3 0)		4 3

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—(continued)

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed		Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL Transamerica Money Market Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002		$54,351 83,173 166,308	$(68,355 (118,374 (155,807	) ) )	$(14,004 (35,201 10,501	) )
Class B	12/31/2004 12/31/2003	(1)	1,365 56	(695 (12	) )	670 44

WRL AEGON Bond Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002		14,372 31,187 41,856	(20,249 (39,675 (29,563	) ) )	(5,877 (8,488 12,293	) )
Class B	12/31/2004 12/31/2003	(1)	308 0	(61 0)		247 0

WRL Janus Growth Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002		125,862 153,439 208,495	(163,094 (170,377 (218,915	) ) )	(37,232 (16,938 (10,420	) ) )
Class B	12/31/2004 12/31/2003	(1)	376 0	(102 0)		274 0

WRL Templeton Great Companies Global Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002		62,867 61,243 79,862	(71,186 (75,527 (92,031	) ) )	(8,319 (14,284 (12,169	) ) )
Class B	12/31/2004 12/31/2003	(1)	195 0	(44 0)		151 0

WRL Van Kampen Emerging Growth Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002		70,246 91,145 126,081	(87,771 (95,072 (131,706	) ) )	(17,525 (3,927 (5,625	) ) )
Class B	12/31/2004 12/31/2003	(1)	163 0	(41 0)		122 0

WRL Federated Growth & Income Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002		35,161 35,214 56,890	(31,541 (32,815 (34,500	) ) )	3,620 2,399 22,390
Class B	12/31/2004 12/31/2003	(1)	807 21	(154 (5	) )	653 16

WRL Transamerica Value Balanced Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002		110,505 16,507 41,747	(32,619 (18,820 (18,904	) ) )	77,886 (2,313 22,843)
Class B	12/31/2004 12/31/2003	(1)	83 0	(20 0)		63 0

WRL Mercury Large Cap Value Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002		10,671 12,474 15,533	(11,781 (12,998 (12,638	) ) )	(1,110 (524 2,895	) )
Class B	12/31/2004 12/31/2003	(1)	52 0	(9 0)		43 0

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—(continued)

Unit Activity:

	Year Ended		Units Outstanding- Beginning of Year	Units Issued	Units Redeemed		Units Outstanding- End of Year
WRL American Century International Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002		2,849 1,083 868	1,260 2,820 930	(990 (1,054 (715	) ) )	3,119 2,849 1,083

WRL Third Avenue Value Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002		3,153 2,882 2,296	1,516 1,431 2,107	(952 (1,160 (1,521	) ) )	3,717 3,153 2,882
Class B	12/31/2004 12/31/2003	(1)	3 0	42 3	(13 0)		32 3

WRL Clarion Real Estate Securities Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002		1,878 1,671 693	1,307 1,202 2,043	(954 (995 (1,065	) ) )	2,231 1,878 1,671
Class B	12/31/2004 12/31/2003	(1)	3 0	27 3	(8 0)		22 3

WRL Marsico Growth Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002		1,240 694 428	877 1,027 863	(561 (481 (597	) ) )	1,556 1,240 694
Class B	12/31/2004 12/31/2003	(1)	3 0	16 3	(6 0)		13 3

WRL Munder Net50 Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002		1,612 501 351	1,468 2,104 771	(1,440 (993 (621	) ) )	1,640 1,612 501
Class B	12/31/2004 12/31/2003	(1)	3 0	25 3	(13 0)		15 3

WRL T. Rowe Price Equity Income Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002		851 603 361	951 520 529	(318 (272 (287	) ) )	1,484 851 603
Class B	12/31/2004 12/31/2003	(1)	4 0	13 4	(6 0)		11 4

WRL T. Rowe Price Small Cap Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002		1,725 927 684	1,434 1,676 1,055	(1,040 (878 (812	) ) )	2,119 1,725 927
Class B	12/31/2004 12/31/2003	(1)	3 0	32 3	(13 0)		22 3

WRL Salomon All Cap Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002		3,287 2,912 2,405	1,465 1,610 2,208	(1,141 (1,235 (1,701	) ) )	3,611 3,287 2,912
Class B	12/31/2004 12/31/2003	(1)	3 0	31 3	(12 0)		22 3

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—(continued)

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed		Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL American Century International Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002		$11,832 21,225 7,895	$(9,265 (8,332 (6,027	) ) )	$2,567 12,893 1,868

WRL Third Avenue Value Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002		29,014 21,181 30,431	(17,961 (16,758 (21,040	) ) )	11,053 4,423 9,391
Class B	12/31/2004 12/31/2003	(1)	484 0	(121 0)		363 0

WRL Clarion Real Estate Securities Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002		22,598 15,949 24,403	(15,965 (13,028 (12,476	) ) )	6,633 2,921 11,927
Class B	12/31/2004 12/31/2003	(1)	338 9	(63 (2	) )	275 7

WRL Marsico Growth Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002		7,076 7,499 6,209	(4,534 (3,368 (4,281	) ) )	2,542 4,131 1,928
Class B	12/31/2004 12/31/2003	(1)	165 0	(36 0)		129 0

WRL Munder Net50 Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002		12,169 14,489 4,319	(11,707 (6,411 (3,585	) ) )	462 8,078 734
Class B	12/31/2004 12/31/2003	(1)	251 8	(99 (2	) )	152 6

WRL T. Rowe Price Equity Income Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002		9,434 4,356 4,485	(3,158 (2,227 (2,473	) ) )	6,276 2,129 2,012
Class B	12/31/2004 12/31/2003	(1)	146 16	(35 (4	) )	111 12

WRL T. Rowe Price Small Cap Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002		14,685 14,528 8,936	(10,550 (7,357 (6,716	) ) )	4,135 7,171 2,220
Class B	12/31/2004 12/31/2003	(1)	323 10	(106 (2	) )	217 8

WRL Salomon All Cap Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002		19,060 17,212 24,375	(14,767 (13,001 (17,908	) ) )	4,293 4,211 6,467
Class B	12/31/2004 12/31/2003	(1)	333 0	(97 0)		236 0

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—(continued)

Unit Activity:

	Year Ended		Units Outstanding- Beginning of Year	Units Issued	Units Redeemed		Units Outstanding- End of Year
WRL J. P. Morgan Mid Cap Value Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002		1,250 1,016 493	574 742 1,315	(494 (508 (792	) ) )	1,330 1,250 1,016
Class B	12/31/2004	(1)	0	6	0		6

WRL Great Companies-AmericaSM Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	5,031 4,683 1,687	5,413 2,288 4,889	(3,014 (1,940 (1,893	) ) )	7,430 5,031 4,683
Class B	12/31/2004 12/31/2003		3 0	13 3	(5 0)		11 3

WRL Great Companies-TechnologySM Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	3,735 2,023 1,468	1,773 3,986 2,408	(2,233 (2,274 (1,853	) ) )	3,275 3,735 2,023
Class B	12/31/2004 12/31/2003		3 0	16 3	(9 0)		10 3

WRL Asset Allocation-Conservative Portfolio Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	1,006 484 0	1,121 1,138 633	(599 (616 (149	) ) )	1,528 1,006 484
Class B	12/31/2004 12/31/2003	(1)	3 0	27 3	(12 0)		18 3

WRL Asset Allocation-Moderate Portfolio Subaccont
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	3,021 1,231 0	2,525 2,911 1,478	(1,377 (1,121 (247	) ) )	4,169 3,021 1,231
Class B	12/31/2004 12/31/2003	(1)	3 0	403 3	(130 0)		276 3

WRL Asset Allocation-Moderate Growth Portfolio Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	6,171 1,778 0	7,840 6,097 2,083	(3,142 (1,704 (305	) ) )	10,869 6,171 1,778
Class B	12/31/2004 12/31/2003	(1)	3 0	1,028 3	(221 0)		810 3

WRL Asset Allocation-Growth Portfolio Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	4,002 831 0	6,817 4,187 1,011	(2,256 (1,016 (180	) ) )	8,563 4,002 831
Class B	12/31/2004 12/31/2003	(1)	3 0	895 3	(276 0)		622 3

WRL PIMCO Total Return Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	837 699 0	558 1,030 986	(509 (892 (287	) ) )	886 837 699
Class B	12/31/2004 12/31/2003	(1)	3 0	20 3	(4 0)		19 3

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—(continued)

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed		Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL J. P. Morgan Mid Cap Value Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002		$7,228 7,842 13,968	$(6,193 (5,249 (7,970	) ) )	$1,035 2,593 5,998
Class B	12/31/2004	(1)	42	(6)		36

WRL Great Companies-AmericaSM Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002		50,994 19,126 42,221	(28,188 (16,308 (15,742	) ) )	22,806 2,818 26,479
Class B	12/31/2004 12/31/2003	(1)	131 0	(20 0)		111 0

WRL Great Companies-TechnologySM Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002		6,893 13,001 7,827	(8,645 (7,328 (5,956	) ) )	(1,752 5,673 1,871)
Class B	12/31/2004 12/31/2003	(1)	167 0	(68 0)		99 0

WRL Asset Allocation-Conservative Portfolio Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	12,588 10,835 5,700	(6,766 (6,096 (1,377	) ) )	5,822 4,739 4,323
Class B	12/31/2004 12/31/2003	(1)	289 0	(103 0)		186 0

WRL Asset Allocation-Moderate Portfolio Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	28,080 27,774 13,087	(15,305 (10,722 (2,206	) ) )	12,775 17,052 10,881
Class B	12/31/2004 12/31/2003	(1)	4,333 0	(1,362 0)		2,971 0

WRL Asset Allocation-Moderate Growth Portfolio Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	86,238 57,353 17,921	(34,593 (15,939 (2,607	) ) )	51,645 41,414 15,314
Class B	12/31/2004 12/31/2003	(1)	11,203 0	(2,393 0)		8,810 0

WRL Asset Allocation-Growth Portfolio Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	73,933 38,530 8,492	(24,493 (9,151 (1,499	) ) )	49,440 29,379 6,993
Class B	12/31/2004 12/31/2003	(1)	9,804 0	(3,000 0)		6,804 0

WRL PIMCO Total Return Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	6,230 11,070 10,012	(5,644 (9,562 (2,965	) ) )	586 1,508 7,047
Class B	12/31/2004 12/31/2003	(1)	215 0	(18 0)		197 0

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—(continued)

Unit Activity:

	Year Ended		Units Outstanding- Beginning of Year	Units Issued	Units Redeemed		Units Outstanding- End of Year
WRL Transamerica Balanced Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	279 246 0	171 266 352	(135 (233 (106	) ) )	315 279 246
Class B	12/31/2004 12/31/2003	(1)	3 0	7 3	(4 0)		6 3

WRL Transamerica Convertible Securities Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	177 34 0	139 217 43	(123 (74 (9	) ) )	193 177 34
Class B	12/31/2004 12/31/2003	(1)	3 0	19 3	(4 0)		18 3

WRL Transamerica Equity Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	943 326 0	23,722 1,004 381	(4,361 (387 (55	) ) )	20,304 943 326
Class B	12/31/2004 12/31/2003	(1)	3 0	61 3	(17 0)		47 3

WRL Transamerica Growth Opportunities Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	429 70 0	4,830 446 89	(1,145 (87 (19	) ) )	4,114 429 70
Class B	12/31/2004 12/31/2003	(1)	3 0	35 3	(13 0)		25 3

WRL Capital Guardian Value Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	105 23 0	132 103 37	(59 (21 (14	) ) )	178 105 23
Class B	12/31/2004 12/31/2003	(1)	3 0	13 3	(9 0)		7 3

WRL Transamerica Small/Mid Cap Value Subaccount
Class A	12/31/2004	(1)	0	64	(10)		54
Class B	12/31/2004	(1)	0	9	(1)		8

WRL Transamerica U.S. Government Securities Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	31 21 0	34 45 22	(24 (35 (1	) ) )	41 31 21
Class B	12/31/2004 12/31/2003	(1)	3 0	9 3	(1 0)		11 3

WRL J.P. Morgan Enhanced Index Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	84 6 0	62 98 6	(51 (20 0	) )	95 84 6
Class B	12/31/2004 12/31/2003	(1)	3 0	5 3	0 0		8 3

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—(continued)

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed		Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL Transamerica Balanced Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	$1,842 2,580 3,345	$(1,458 (2,280 (1,013	) ) )	$384 300 2,332
Class B	12/31/2004 12/31/2003	(1)	72 0	(15 0)		57 0

WRL Transamerica Convertible Securities Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	1,624 2,222 406	(1,429 (761 (111	) ) )	195 1,461 295
Class B	12/31/2004 12/31/2003	(1)	209 7	(16 (2	) )	193 5

WRL Transamerica Equity Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	268,900 9,657 3,311	(50,030 (3,690 (500	) ) )	218,870 5,967 2,811
Class B	12/31/2004 12/31/2003	(1)	676 0	(159 0)		517 0

WRL Transamerica Growth Opportunities Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	52,825 3,995 737	(12,410 (796 (181	) ) )	40,415 3,199 556
Class B	12/31/2004 12/31/2003	(1)	393 10	(116 (2	) )	277 8

WRL Capital Guardian Value Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	1,454 954 336	(617 (197 (128	) ) )	837 757 208
Class B	12/31/2004 12/31/2003	(1)	142 8	(65 (2	) )	77 6

WRL Transamerica Small/Mid Cap Value Subaccount
Class A	12/31/2004	(1)	656	(115)		541
Class B	12/31/2004	(1)	73	(13)		60

WRL Transamerica U.S. Government Securities Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	367 483 231	(262 (350 (41	) ) )	105 133 190
Class B	12/31/2004 12/31/2003	(1)	89 0	(8 0)		81 0

WRL J. P. Morgan Enhanced Index Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	656 856 58	(498 (181 (28	) ) )	158 675 30
Class B	12/31/2004 12/31/2003	(1)	59 0	(5 0)		54 0

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—(continued)

Unit Activity:

	Year Ended		Units Outstanding- Beginning of Year	Units Issued	Units Redeemed		Units Outstanding- End of Year
WRL MFS High Yield Subaccount
Class A	12/31/2004 12/31/2003	(1)	37 0	27 49	(38 (12	) )	26 37
Class B	12/31/2004 12/31/2003	(1)	3 0	2 3	(1 0)		4 3

WRL Capital Guardian U.S. Equity Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	103 18 0	65 100 27	(50 (15 (9	) ) )	118 103 18

Access U.S. Government Money Market Portfolio Subaccount
Class A	12/31/2004 12/31/2003	(1)	1,214 0	11,048 5,474	(11,983 (4,260	) )	279 1,214
Class B	12/31/2004 12/31/2003	(1)	3 0	18 3	(7 0)		14 3

Potomac Dow 30 Plus Portfolio Subaccount
Class A	12/31/2004 12/31/2003	(1)	13 0	539 27	(395 (14	) )	157 13
Class B	12/31/2004 12/31/2003	(1)	3 0	3 3	(2 0)		4 3

Potomac OTC Plus Portfolio Subaccount
Class A	12/31/2004 12/31/2003	(1)	428 0	8,638 3,649	(8,605 (3,221	) )	461 428
Class B	12/31/2004 12/31/2003	(1)	3 0	3 3	(2 0)		4 3

Wells S&P REIT Index Portfolio Subaccount
Class A	12/31/2004 12/31/2003	(1)	29 0	88 40	(74 (11	) )	43 29
Class B	12/31/2004 12/31/2003	(1)	3 0	4 3	(2 0)		5 3

Potomac Mid Cap Plus Portfolio Subaccount
Class A	12/31/2004	(1)	0	49	(46)		3

Potomac Small Cap Plus Portfolio Subaccount
Class A	12/31/2004	(1)	0	278	(224)		54

Potomac U.S./Short Portfolio Subaccount
Class A	12/31/2004	(1)	0	506	(502)		4

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—(continued)

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed		Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL MFS High Yield Subaccount
Class A	12/31/2004 12/31/2003	(1)	$311 489	$(403 (123	) )	$(92 366)
Class B	12/31/2004 12/31/2003	(1)	21 0	(6 0)		15 0

WRL Capital Guardian U.S. Equity Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	721 993 245	(533 (153 (90	) ) )	188 840 155

Access U.S. Government Money Market Portfolio Subaccount
Class A	12/31/2004 12/31/2003	(1)	109,366 54,530	(118,605 (42,419	) )	(9,239 12,111)
Class B	12/31/2004 12/31/2003	(1)	180 0	(74 0)		106 0

Potomac Dow 30 Plus Portfolio Subaccount
Class A	12/31/2004 12/31/2003	(1)	6,332 283	(4,609 (159	) )	1,723 124
Class B	12/31/2004 12/31/2003	(1)	33 0	(20 0)		13 0

Potomac OTC Plus Portfolio Subaccount
Class A	12/31/2004 12/31/2003	(1)	107,292 42,950	(106,244 (38,321	) )	1,048 4,629
Class B	12/31/2004 12/31/2003	(1)	28 0	(20 0)		8 0

Wells S&P REIT Index Portfolio Subaccount
Class A	12/31/2004 12/31/2003	(1)	1,276 442	(1,030 (119	) )	246 323
Class B	12/31/2004 12/31/2003	(1)	39 0	(17 0)		22 0

Potomac Mid Cap Plus Portfolio Subaccount
Class A	12/31/2004	(1)	468	(460)		8

Potomac Small Cap Plus Portfolio Subaccount
Class A	12/31/2004	(1)	3,260	(2,636)		624

Potomac U.S./Short Portfolio Subaccount
Class A	12/31/2004	(1)	4,544	(4,529)		15

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—(continued)

Unit Activity:

	Year Ended		Units Outstanding- Beginning of Year	Units Issued	Units Redeemed		Units Outstanding- End of Year
Fidelity VIP Growth Opportunities Portfolio Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002		432 329 193	252 340 307	(212 (237 (171	) ) )	472 432 329

Fidelity VIP Contrafund® Portfolio Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	1,131 898 410	698 729 1,039	(403 (496 (551	) ) )	1,426 1,131 898

Fidelity VIP Equity-Income Portfolio Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002		958 728 403	459 566 679	(372 (336 (354	) ) )	1,045 958 728

Fidelity VIP Index 500 Portfolio Subaccount
Class A	12/31/2004		0	38	(14)		24
Class B	12/31/2004 12/31/2003	(1)	3 0	28 3	(5 0)		26 3

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—(continued)

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed		Increase (Decrease) in Net Assets from Capital Unit Transactions
Fidelity VIP Growth Opportunities Portfolio Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002		$1,816 2,106 1,902	$(1,522 (1,453 (1,071	) ) )	$294 653 831

Fidelity VIP Contrafund® Portfolio Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002	(1)	6,708 5,785 8,090	(3,848 (3,902 (4,226	) ) )	2,860 1,883 3,864

Fidelity VIP Equity-Income Portfolio Subaccount
Class A	12/31/2004 12/31/2003 12/31/2002		5,114 5,119 6,448	(4,106 (3,066 (3,302	) ) )	1,008 2,053 3,146

Fidelity VIP Index 500 Portfolio Subaccount
Class A	12/31/2004		371	(155)		216
Class B	12/31/2004 12/31/2003	(1)	337 0	(53 0)		284 0

WRL Series Life Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 7—REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. The separate accounts are not believed to be the focus of any regulatory inquiry. However, as part of an ongoing investigation regarding market timing and other compliance issues affecting the Company and certain of its affiliates, the staff of the U.S. Securities and Exchange Commission has indicated that it is likely to take some action against the Company and certain of its affiliates. Although it is not anticipated that these developments will have an adverse impact on the separate account, there can be no assurance at this time. Please refer to footnote number 14 of the Western Reserve Life financial statements for more information about this matter.

Report of Independent Registered Public Accounting Firm

The Board of Directors

Western Reserve Life Assurance Co. of Ohio

We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Co. of Ohio (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2004 and 2003, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2004. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, whose practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2004 and 2003, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2004.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2004 and 2003, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2004, in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2002 Western Reserve Life Assurance Co. of Ohio changed various accounting policies to be in accordance with Actuarial Guideline 39.

Des Moines, Iowa

February 18, 2005

Western Reserve Life Assurance Co. of Ohio

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2004	2003
Admitted assets
Cash and invested assets:
Bonds	$670,025	$724,633
Common stocks:
Affiliated entities (cost: 2004 - $2,693 and 2003 - $2,043)	30,647	14,546
Other (cost: 2004 - $-0- and 2003 - $302)	—	646
Mortgage loans on real estate	16,912	9,668
Home office properties	41,003	41,817
Cash and short-term investments	23,579	70,716
Receivable for securities	295	—
Policy loans	279,658	268,892
Other invested assets	18,473	20,682

Total cash and invested assets	1,080,592	1,151,600

Net deferred income tax asset	32,838	30,682
Premiums deferred and uncollected	3,024	1,939
Reinsurance receivable	2,621	5,290
Receivable from parent, subsidiaries and affiliates	33,133	23,760
Accrued investment income	7,649	7,626
Cash surrender value of life insurance policies	57,331	55,024
Other admitted assets	6,314	5,815
Separate account assets	8,875,501	8,116,308

Total admitted assets	$10,099,003	$9,398,044

	December 31
	2004	2003
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$445,432	$425,296
Annuity	771,293	808,079
Life policy and contract claim reserves	22,229	12,939
Liability for deposit-type contracts	15,320	14,040
Other policyholders’ funds	36	34
Remittances and items not allocated	12,078	12,602
Federal and foreign income taxes payable	17,992	13,016
Transfers to separate account due or accrued	(454,760)	(446,188)
Asset valuation reserve	10,057	6,505
Interest maintenance reserve	3,711	2,909
Funds held under coinsurance and other reinsurance treaties	23,411	29,936
Payable for securities	31,061	3,369
Other liabilities	50,166	62,411
Separate account liabilities	8,873,056	8,108,413

Total liabilities	9,821,082	9,053,361

Capital and surplus:
Common stock, $1.00 par value, 3,000,000 shares authorized and 2,500,000 shares issued and outstanding	2,500	2,500
Paid-in surplus	150,107	150,107
Unassigned surplus	125,314	192,076

Total capital and surplus	277,921	344,683

Total liabilities and capital and surplus	$10,099,003	$9,398,044

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2004	2003	2002
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$573,363	$553,345	$611,194
Annuity	575,450	891,360	1,131,849
Net investment income	90,794	87,731	48,498
Amortization of interest maintenance reserve	705	952	1,080
Commissions and expense allowances on reinsurance ceded	1,224	(131)	10,427
Reserve adjustments on reinsurance ceded	(2,037)	7,151	51,453
Income from fees associated with investment management, administration and contract guarantees for separate accounts	99,953	88,477	89,854
Other income	6,993	6,092	5,698

	1,346,445	1,634,977	1,950,053

Benefits and expenses:
Benefits paid or provided for:
Life and accident and health	68,009	68,800	60,473
Surrender benefits	880,353	998,461	816,174
Other benefits	48,555	33,586	40,010
Increase (decrease) in aggregate reserves for policies and contracts:
Life	20,136	7,302	18,807
Annuity	(36,786)	79,886	384,817

	980,267	1,188,035	1,320,281
Insurance expenses:
Commissions	144,462	133,578	167,582
General insurance expenses	94,805	98,778	111,330
Taxes, licenses and fees	16,316	15,750	20,571
Net transfers to/from separate accounts	(53,443)	20,393	344,773
Other expenses	249	1,163	507

	202,389	269,662	644,763

Total benefits and expenses	1,182,656	1,457,697	1,965,044

Gain (loss) from operations before dividends to policyholders, federal income tax expense (benefit) and net realized capital gains (losses) on investments	163,789	177,280	(14,991)
Dividends to policyholders	31	31	33

Gain (loss) from operations before federal income tax expense (benefit) and net realized capital gains (losses) on investments	163,758	177,249	(15,024)
Federal income tax expense (benefit)	42,354	55,430	(2,141)

Income (loss) from operations before net realized capital gains (losses) on investments	121,404	121,819	(12,883)
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to interest maintenance reserve)	39	(357)	(1,387)

Net income (loss)	$121,443	$121,462	$(14,270)

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Paid-In Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2002	$2,500	$150,107	$95,118	$247,725
Net loss	—	—	(14,270)	(14,270)
Change in net unrealized capital gains and losses	—	—	7,352	7,352
Change in non-admitted assets	—	—	(14,715)	(14,715)
Change in asset valuation reserve	—	—	(5,305)	(5,305)
Change in liability for reinsurance in unauthorized companies	—	—	(1,133)	(1,133)
Cumulative effect of change in accounting principles	—	—	(6,789)	(6,789)
Change in surplus in separate accounts	—	—	(1,072)	(1,072)
Change in net deferred income tax asset	—	—	29,670	29,670
Dividend to stockholder	—	—	(24,000)	(24,000)
Tax benefits on stock options exercised	—	—	28	28
Surplus effect of reinsurance transaction	—	—	(1,185)	(1,185)

Balance at December 31, 2002	2,500	150,107	63,699	216,306
Net income	—	—	121,462	121,462
Change in net unrealized capital gains and losses	—	—	(6,216)	(6,216)
Change in non-admitted assets	—	—	(8,855)	(8,855)
Change in asset valuation reserve	—	—	3,099	3,099
Change in liability for reinsurance in unauthorized companies	—	—	1,133	1,133
Change in surplus in separate accounts	—	—	2,084	2,084
Change in net deferred income tax asset	—	—	16,855	16,855
Surplus effect of reinsurance transaction	—	—	(1,185)	(1,185)

Balance at December 31, 2003	2,500	150,107	192,076	344,683

Western Reserve Life Assurance Co. of Ohio

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Paid-In Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2003	$2,500	$150,107	$192,076	$344,683
Net income	—	—	121,443	121,443
Change in net unrealized capital gains and losses	—	—	12,477	12,477
Change in non-admitted assets	—	—	(23,892)	(23,892)
Change in asset valuation reserve	—	—	(3,552)	(3,552)
Change in surplus in separate accounts	—	—	356	356
Change in net deferred income tax asset	—	—	26,679	26,679
Dividend to stockholder	—	—	(200,000)	(200,000)
Surplus effect of reinsurance transaction	—	—	(1,185)	(1,185)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	912	912

Balance at December 31, 2004	$2,500	$150,107	$125,314	$277,921

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2004	2003	2002
Operating activities
Premiums collected, net of reinsurance	$1,148,270	$1,446,609	$1,740,602
Net investment income received	97,348	88,528	47,685
Miscellaneous income received	103,115	98,059	158,186
Benefit and loss related payments	(985,923)	(1,104,098)	(917,590)
Commissions, expenses paid and aggregate write-ins for deductions	(255,745)	(251,495)	(293,555)
Net transfers to separate accounts and protected cell accounts	51,024	(74,921)	(245,977)
Dividends paid to policyholders	(31)	(31)	(34)
Federal and foreign income taxes received (paid)	(38,301)	(72,358)	5,694

Net cash provided by operating activities	119,757	130,293	495,011

Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	639,637	634,124	487,270
Stocks	683	—	100
Mortgage loans on real estate	258	1,218	3,288
Real estate	—	873	—
Other invested assets	—	—	7
Miscellaneous proceeds	30,831	—	102

Total investment proceeds	671,409	636,215	490,767

Cost of investments acquired:
Bonds	(588,219)	(1,051,086)	(723,455)
Stocks	(650)	(1,500)	(100)
Mortgage loans on real estate	(7,500)	—	—
Real estate	(67)	(35)	(6)
Other invested assets	(544)	(4,870)	(2,902)
Miscellaneous applications	(295)	—	—

Total cost of investments acquired	(597,275)	(1,057,491)	(726,463)
Net decrease (increase) in policy loans	(10,766)	7,046	9,239

Net cost of investments acquired	(608,041)	(1,050,445)	(717,224)

Net cash provided by (used in) investing activities	63,368	(414,230)	(226,457)

Western Reserve Life Assurance Co. of Ohio

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2004	2003	2002
Financing and miscellaneous activities
Cash provided (applied):
Net deposits on deposit-type contracts and other insurance liabilities	830	853	(3,597)
Dividends to stockholders	(200,000)	—	(24,000)
Other cash provided (applied)	(31,092)	(51,760)	23,523

Net cash used in financing and miscellaneous activities	(230,262)	(50,907)	(4,074)

Net increase (decrease) in cash and short-term investments	(47,137)	(334,844)	264,480

Cash and short-term investments at beginning of year	70,716	405,560	141,080

Cash and short-term investments at end of year	$23,579	$70,716	$405,560

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands)

December 31, 2004

1. Organization and Summary of Significant Accounting Policies

Organization

Western Reserve Life Assurance Co. of Ohio (the Company) is a stock life insurance company and is a wholly owned subsidiary of AEGON USA, Inc. (AEGON). AEGON is an indirect, wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states, District of Columbia, Puerto Rico and Guam. Sales of the Company’s products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company’s new life insurance, and a portion of new annuities, are written through an affiliated marketing organization.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their rating by the National Association of Insurance Commissioners (NAIC); for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of capital and surplus for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Nonadmitted Assets: Certain assets designated as “nonadmitted” are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Deferred taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not expected to be realizable.

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Common stocks of unaffiliated companies are carried at market, and the related unrealized capital gains or losses are reported in unassigned surplus. Common stocks of the Company’s wholly owned affiliates are recorded at the GAAP basis equity in net assets. Home office properties are reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other “admitted assets” are valued principally at cost.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

During 2004, 2003, and 2002 net realized capital gains (losses) of $1,507, $402, and $(322), respectively, were credited to the IMR rather than being immediately recognized in the statements of operations. Amortization of these net gains aggregated $705, $952, and $1,080, for the years ended December 31, 2004, 2003, and 2002, respectively.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. Investment income due and accrued of $231, $44, and $0 has been excluded for the years ended December 31, 2004, 2003, and 2002, respectively, with respect to such practices.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Revenues are recognized when due. Premiums received and benefits paid for annuity

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid.

Aggregate Reserves for Policies

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 5.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 4.00 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and are amortized into income over the estimated life of the policies. Premiums ceded and

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Separate Accounts

Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders.

The investment risks associated with market value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist (See notes 5 and 7). The Company received variable contract premiums of $1,061,630, $1,240,215, and $ 1,335,079 in 2004, 2003, and 2002, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge. Separate account contract holders have no claim against the assets of the general account.

Stock Option Plan and Stock Appreciation Rights Plans

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to capital and surplus. The Company recorded an expense of $912 for the year ended December 31, 2004.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Reclassifications

Certain reclassifications have been made to the 2003 and 2002 financial statements to conform to the 2004 presentation.

2. Accounting Changes

On December 31, 2002, the Company adopted the provisions of Actuarial Guideline 39 (Guideline 39). The purpose of Guideline 39 is to interpret the standards for the valuation of reserves for guaranteed living benefits included in variable deferred and immediate annuity contracts. The Company had previously provided reserves for such guarantees based on the accumulation of the amount charged to policyholders for these benefits. The cumulative effect of adopting Guideline 39 on December 31, 2002, was $6,789, which was charged directly to unassigned surplus as a change in accounting principle.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and Short-Term Investments: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

Investment Securities: Fair values for bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for common stocks of unaffiliated entities are based on quoted market prices.

Mortgage Loans on Real Estate and Policy Loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans are assumed to equal their carrying value.

Separate Account Assets: The fair value of separate account assets are based on quoted market prices.

Investment Contracts Liabilities: Fair values for the Company’s liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Separate Account Annuity Liabilities: Separate account annuity liabilities approximate the market value of the separate account assets.

Receivable for Securities and Payable for Securities: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

Fair values for the Company’s insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2004		2003
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash and short-term investments	$23,579	$23,579	$70,716	$70,716
Bonds	670,025	675,032	724,633	735,591
Common stocks, other than affiliates	—	—	646	646
Mortgage loans on real estate	16,912	18,502	9,668	10,795
Receivable for securities	295	295	—	—
Policy loans	279,658	279,658	268,892	268,892
Separate account assets	8,875,501	8,875,501	8,116,308	8,116,308

Liabilities
Investment contract liabilities	786,613	783,509	822,119	819,715
Payable for securities	31,061	31,061	3,369	3,369
Separate account annuity liabilities	5,742,629	5,742,629	5,400,842	5,400,842

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments

The carrying amount and estimated fair value of investments in bonds are as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 months or more	Gross Unrealized Losses less than 12 months	Estimated Fair Value
December 31, 2004
Bonds:
United States Government and agencies	$211,659	$498	$—	$806	$211,351
State, municipal and other government	4,616	350	—	—	4,966
Public utilities	29,478	1,075	—	16	30,537
Industrial and miscellaneous	199,430	6,251	615	1,213	203,853
Mortgage and other asset-backed securities	224,842	685	215	987	224,325

Total bonds	$670,025	$8,859	$830	$3,022	$675,032

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 months or more	Gross Unrealized Losses less than 12 months	Estimated Fair Value
December 31, 2003
Bonds:
United States Government and agencies	$239,928	$1,557	$—	$154	$241,331
State, municipal and other government	3,595	319	—	—	3,914
Public utilities	31,628	1,266	—	5	32,889
Industrial and miscellaneous	222,029	8,358	138	883	229,366
Mortgage and other asset-backed securities	227,453	1,475	3	834	228,091

Total bonds	$724,633	$12,975	$141	$1,876	$735,591

The estimated fair value of bonds with gross unrealized losses is as follows:

	Losses 12 months or more	Losses less than 12 months	Total
December 31, 2004
Bonds:
United States Government and agencies	$—	$175,961	$175,961
Public utilities	—	3,135	3,135
Industrial and miscellaneous	4,751	90,964	95,715
Mortgage and other asset-backed securities	10,594	142,172	152,766

	$15,345	$412,232	$427,577

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

	Losses 12 months or more	Losses less than 12 months	Total
December 31, 2003
Bonds:
United States Government and agencies	$—	$20,108	$20,108
State, municipal and other government	—	—
Public utilities	—	2,984	2,984
Industrial and miscellaneous	381	46,853	47,234
Mortgage and other asset-backed securities	258	103,288	103,546

	$639	$173,233	$173,872

The carrying amount and fair value of bonds at December 31, 2004, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$32,611	$32,591
Due one through five years	298,351	299,455
Due five through ten years	78,613	82,046
Due after ten years	35,608	36,615

	445,183	450,707
Mortgage and other asset-backed securities	224,842	224,325

	$670,025	$675,032

The Company regularly monitors industry sectors and individual debt securities for signs of impairment, including length of time and extent to which the market value of debt securities has been less than cost; industry risk factors; financial condition and near-term prospects of the issuer; and nationally recognized credit rating agency rating changes. Additionally for asset-backed securities, cash flow trends and underlying levels of collateral are monitored. A specific security is considered to be impaired when it is determined that it is probable that not all amounts due (both principal and interest) will be collected as scheduled. Consideration is also given to management’s intent and ability to hold a security until maturity or until fair value will recover.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

A detail of net investment income is presented below:

	Year Ended December 31
	2004	2003	2002
Interest on bonds	$32,456	$27,431	$9,357
Dividends from common stock of affiliated entities	39,460	40,033	16,921
Interest on mortgage loans on real estate	769	792	871
Rental income on home office properties	7,440	7,747	7,381
Interest on policy loans	16,739	16,592	17,364
Other investment income	1,180	2,020	3,308

Gross investment income	98,044	94,615	55,202
Investment expenses	(7,250)	(6,884)	(6,704)

Net investment income	$90,794	$87,731	$48,498

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

	Year Ended December 31
	2004	2003	2002
Proceeds	$639,637	$634,124	$487,270

Gross realized gains	$3,718	$447	$2,119
Gross realized losses	(1,249)	(107)	(3,955)

Net realized gains (losses)	$2,469	$340	$(1,836)

At December 31, 2004, bonds with an aggregate carrying value of $3,052 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

Net realized capital gains (losses) on investments and change in unrealized capital gains and losses are summarized below:

	Realized Year Ended December 31
	2004	2003	2002
Bonds	$2,469	$340	$(1,836)
Other invested assets	—	—	102

	2,469	340	(1,734)
Tax benefit (expense)	(923)	(296)	26
Transfer to (from) interest maintenance reserve	(1,507)	(401)	321

Net realized capital gains (losses) on investments	$39	$(357)	$(1,387)

	Changes in Unrealized Year Ended December 31
	2004	2003	2002
Common stocks	$15,107	$(3,259)	$10,576
Mortgage loans on real estate	—	—	350
Other invested assets	(2,630)	(2,957)	(3,574)

Change in unrealized capital gains and losses	$12,477	$(6,216)	$7,352

Gross unrealized gains (losses) on common stocks were as follows:

	Unrealized December 31
	2004	2003
Unrealized gains	$29,544	$13,654
Unrealized losses	(1,590)	(807)

Net unrealized gains	$27,954	$12,847

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

During 2004, the Company issued one mortgage loan at an interest rate of 5.67%. During 2003 and 2002, the Company did not issue any mortgage loans. The Company requires all mortgages to carry fire insurance equal to the value of the underlying property.

During 2004, 2003, and 2002, no mortgage loans were foreclosed and transferred to real estate. At December 31, 2004 and 2003, the Company held a mortgage loan loss reserve in the asset valuation reserve of $137 and $92, respectively.

5. Reinsurance

The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.

Premiums earned reflect the following reinsurance ceded amounts for the year ended December 31:

	Year Ended December 31
	2004	2003	2002
Direct premiums	$1,202,558	$1,504,347	$1,854,568
Reinsurance ceded	(53,745)	(59,642)	(111,525)

Net premiums earned	$1,148,813	$1,444,705	$1,743,043

The Company received reinsurance recoveries in the amount of $31,129, $30,055, and $30,380 during 2004, 2003 and 2002, respectively. At December 31, 2004 and 2003, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $9,905 and $4,534, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2004 and 2003 of $68,708 and $72,516, respectively.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Reinsurance (continued)

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligation for future guaranteed minimum death benefits included in certain of its variable annuity contracts. The difference between the initial premiums ceded of $37,176 and the reserve credit taken of $55,408 was credited directly to unassigned surplus on a net of tax basis. Over the course of this reinsurance treaty, the experience of the underlying policies will be reflected as a reduction to the amount initially credited to surplus. During 2004, 2003, and 2002, the amount charged directly to unassigned surplus was $1,185. At December 31, 2004, the Company holds collateral in the form of letters of credit of $91,800 from the ceding company.

6. Income Taxes

The main components of deferred tax amounts are as follows:

	December 31
	2004	2003
Deferred income tax assets:
§807(f) adjustment	$122	$261
Tax basis deferred acquisition costs	91,620	89,467
Reserves	120,055	106,540
Other	8,158	8,594

Total deferred income tax assets	$219,955	$204,862

Deferred income tax assets – nonadmitted	$107,119	$82,596

Deferred income tax liabilities:
§807(f) adjustment – liabilities	$79,417	$90,797
Other	581	787

Total deferred income tax liabilities	$79,998	$91,584

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

The change in net deferred income tax assets and deferred income tax assets – nonadmitted are as follows:

	Year Ended December 31
	2004	2003
Change in net deferred income tax asset	$26,679	$16,855
Change in deferred income tax assets - nonadmitted	24,523	8,957

Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense (benefit) and net realized capital gains (losses) on investments for the following reasons:

	Year Ended December 31
	2004	2003	2002
Income tax expense (benefit) computed at the federal statutory rate (35%)	$57,315	$62,037	$(5,259)
Deferred acquisition costs – tax basis	2,153	4,149	11,920
Amortization of IMR	(247)	(333)	(378)
Depreciation	(267)	(290)	(413)
Dividends received deduction	(19,960)	(20,808)	(9,863)
Low income housing credits	(3,157)	(3,150)	(2,914)
Prior year over accrual	(13,204)	(11,583)	(27,856)
Reinsurance transactions	(415)	(415)	(415)
Reserves	22,156	27,407	34,358
Other	(2,020)	(1,584)	(1,321)

Federal income tax expense (benefit)	$42,354	$55,430	$(2,141)

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. Under the terms of a tax sharing agreement between the Company and it affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income.

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided for in the financial statements on income deferred in the PSA ($293 at December 31, 2004). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $103.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 2000. An examination is underway for 2001 through 2003.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds relate to liabilities established on a variety of the Company’s products, primarily separate accounts that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics are summarized as follows:

	December 31
	2004		2003
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$14,821	0%	$11,308	0%
Subject to discretionary withdrawal at book value less surrender charge	260,441	4%	311,643	5%
Subject to discretionary withdrawal at market value	5,742,629	87%	5,400,842	86%
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	556,284	9%	556,620	9%
Not subject to discretionary withdrawal	14,326	0%	13,556	0%

	6,588,501	100%	6,293,969	100%

Less reinsurance ceded	50,473		62,146

Total policy reserves on annuities and deposit fund liabilities	$6,538,028		$6,231,823

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2004	2003	2002
Transfers as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$1,061,629	$1,240,215	$1,335,079
Transfers from separate accounts	1,113,867	1,221,216	990,726

Net transfers to separate accounts	(52,238)	18,999	344,353

Other	(1,205)	1,394	420

Transfers as reported in the summary of operations of the life, accident and health annual statement	$(53,443)	$20,393	$344,773

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

At December 31, 2004 and 2003, the Company had variable annuities with guaranteed living benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2004	Guaranteed Minimum Income Benefit	$1,746,000	$17,700	$3,500
2003	Guaranteed Minimum Income Benefit	$1,648,000	$13,600	$4,000

For Variable Annuities with Guaranteed Living Benefits (“VAGLB”), the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

At December 31, 2004 and 2003, the Company had variable annuities with guaranteed death benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2004	Guaranteed Minimum Death Benefit	$6,151,000	$61,900	$44,200
2003	Guaranteed Minimum Death Benefit	$6,191,000	$70,300	$55,200

For Variable Annuities with Minimum Guaranteed Death Benefits (“MGDB”), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2004 and 2003, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net
December 31, 2004
Ordinary direct renewal business	$1,085	$337	$1,422
Ordinary new business	1,183	419	1,602

	$2,268	$756	$3,024

December 31, 2003
Ordinary direct renewal business	$387	$126	$513
Ordinary new business	1,337	89	1,426

	$1,724	$215	$1,939

8. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Ohio, on the payment of dividends to its parent company. Generally, dividends during any twelve month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2005, without the prior approval of insurance regulatory authorities, is $121,404.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

9. Capital and Surplus

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2004, the Company meets the RBC requirements.

10. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

During 2004, 2003 and 2002, the Company sold $45,723, $31,554, and $33,160, respectively, of agent balances without recourse to Money Services, Inc., an affiliated company. The Company did not realize a gain or loss as a result of the sale.

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the Statement of Financial Accounting Standards No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense aggregated $1,303, $1,507, and $1,734 for the years ended December 31, 2004, 2003, and 2002, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $807, $858, and $967 for the years ended December 31, 2004, 2003, and 2002, respectively.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

11. Retirement and Compensation Plans (continued)

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2004, 2003, and 2002 was insignificant. AEGON also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued for or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $157, $153, and $203 for the years ended December 31, 2004, 2003, and 2002, respectively.

12. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2004, 2003, and 2002, the Company paid $108,339, $19,705, and $20,371, respectively, for such services, which approximates their costs to the affiliates. The Company provides office space, marketing and administrative services to certain affiliates. During 2004, 2003, and 2002, the Company received $89,072, $5,775, and $3,673, respectively, for such services, which approximates their cost.

Receivables from and payables to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2004, 2003, and 2002, the Company paid net interest of $520, $435, and $256, respectively, to affiliates.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

12. Related Party Transactions (continued)

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2004 and 2003, the cash surrender value of these policies was $57,331 and $55,024, respectively.

The company paid common stock dividends of $200,000 and $24,000 during 2004 and 2002, respectively. The dividend paid in 2004 was approved by the Insurance Department of the State of Ohio as an extraordinary dividend.

13. Commitments and Contingencies

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $3,404 and $3,423 and an offsetting premium tax benefit of $743 and $762 at December 31, 2004 and 2003, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense was $374, $24, and $70, for the years ended December 31, 2004, 2003, and 2002, respectively.

The Company may lend securities to approved broker and other parties to earn additional income. The Company receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business and any additional required collateral is delivered to the Company on the next business day. Although risk is mitigated by collateral, the account could

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Commitments and Contingencies (continued)

experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2004 and 2003, the value of securities loaned amounted to $189 and $124,332, respectively.

There continues to be significant federal and state regulatory activity relating to financial services companies. The Company and certain of its affiliates have been examined by, and received requests for information from, the staff of the Securities and Exchange Commission (“SEC”). In particular, the Company continues to respond to requests for documents and information from the SEC staff in connection with an ongoing investigation, which has included requests for testimony by the Company, its personnel and other related persons regarding potential market timing and matters affecting certain employees and affiliates of the Company.

A number of other companies in this industry have announced settlements of enforcement actions with various regulatory agencies such as the SEC; those settlements have encompassed a wide range of remediation including injunctive relief, monetary penalties, and restitution. The Company and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. Although it is not possible to provide a meaningful estimate of the range of potential outcomes at this time, the Company does not believe the resolution will be material to its financial position.

Statutory-Basis Financial

Statement Schedules

Western Reserve Life Assurance Co. of Ohio

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2004

Schedule I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$211,732	$211,427	$211,732
States, municipalities, and political subdivisions	45,103	45,105	45,103
Foreign governments	4,115	4,458	4,115
Public utilities	29,478	30,537	29,478
All other corporate bonds	379,597	383,505	379,597

Total fixed maturities	670,025	675,032	670,025

Mortgage loans on real estate	16,912		16,912
Home office properties	41,003		41,003
Policy loans	279,658		279,658
Cash and short-term investments	23,579		23,579
Other invested assets	18,473		18,473
Receivable for securities	295		295

Total investments	$1,049,945		$1,049,945

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accruals of discounts.

Western Reserve Life Assurance Co. of Ohio

Supplementary Insurance Information

(Dollars in Thousands)

Schedule III

	Future Policy Benefits and Expenses	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*
Year ended December 31, 2004
Individual life	$431,843	$22,129	$572,975	$32,781
Group life and health	13,589	100	388	964
Annuity	771,293	—	575,450	57,049

	$1,216,725	$22,229	$1,148,813	$90,794

Year ended December 31, 2003
Individual life	$412,473	$12,763	$552,849	$31,348
Group life and health	12,823	176	496	944
Annuity	808,079	—	891,360	55,439

	$1,233,375	$12,939	$1,444,705	$87,731

Year ended December 31, 2002
Individual life	$404,935	$12,874	$610,634	$21,194
Group life and health	13,059	100	560	639
Annuity	728,193	—	1,131,849	26,665

	$1,146,187	$12,974	$1,743,043	$48,498

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

Western Reserve Life Assurance Co. of Ohio

Supplementary Insurance Information

(Dollars in Thousands)

Schedule III (continued)

	Benefits, Claims, Losses and Settlement Expenses	Other Operating Expenses*	Premium Written
Year ended December 31, 2004
Individual life	$208,923	$263,981	$—
Group life and health	887	1,260	790
Annuity	770,457	(62,852)	—

	$980,267	$202,389	$790

Year ended December 31, 2003
Individual life	$185,642	$275,352	$—
Group life and health	2,530	(769)	863
Annuity	999,863	(4,921)	—

	$1,188,035	$269,662	$863

Year ended December 31, 2002
Individual life	$176,010	$484,535	$—
Group life and health	5,626	(4,316)	917
Annuity	1,138,645	164,544	—

	$1,320,281	$644,763	$917

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

Western Reserve Life Assurance Co. of Ohio

Reinsurance

(Dollars in Thousands)

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2004
Life insurance in force	$81,890,006	$30,314,062	$—	$51,575,944	0%

Premiums:
Individual life	$615,380	$42,405	$—	$572,975	0%
Group life and health	790	402	—	388	0
Annuity	586,388	10,938	—	575,450	0

	$1,202,558	$53,745	$—	$1,148,813	0%

Year ended December 31, 2003
Life insurance in force	$79,220,097	$25,368,242	$—	$53,851,855	0%

Premiums:
Individual life	$593,641	$40,792	$—	$552,849	0%
Group life	863	367		496	0
Annuity	909,843	18,483		891,360	0

	$1,504,347	$59,642	$—	$1,444,705	0%

Year ended December 31, 2002
Life insurance in force	$79,096,314	$21,759,884	$—	$57,336,430	0%

Premiums:
Individual life	$653,642	$43,008	$—	$610,634	0%
Group life	917	357	—	560	0
Annuity	1,200,009	68,160	—	1,131,849	0

	$1,854,568	$111,525	$—	$1,743,043	0%

PART C - OTHER INFORMATION

Item 26.	Exhibits

(a)	Resolution of the Board of Directors of Western Reserve establishing the separate account (6)

(b)	Not Applicable

(c)	Distribution of Policies

(i)	Master Service and Distribution Compliance Agreement (2)

(ii)	Amendment to Master Service and Distribution Compliance Agreement (3)

(iii)	Form of Broker/Dealer Supervisory and Service Agreement (3)

(iv)	Principal Underwriting Agreement (3)

(v)	First Amendment to Principal Underwriting Agreement (3)

(vi)	Second Amendment to Principal Underwriting Agreement (17)

(vii)	Third Amendment to Principal Underwriting Agreement (19)

(d)	(i) Specimen Flexible Premium Variable Life Insurance Policy (10)

(ii)	Terminal Illness Accelerated Death Benefit Rider (1)

(iii)	Other Insured Rider (1)

(iv)	Primary Insured Rider and Primary Insured Rider Plus (1)

(v)	Children’s Insurance Rider (1)

(vi)	Disability Waiver Rider (1)

(vii)	Disability Waiver and Income Rider (1)

(viii)	Accidental Death Benefit Rider (1)

(ix)	Adjustable Term Insurance Rider (4)

(x)	Death Benefit Extension Rider (4)

(e)	Application for Flexible Premium Variable Life Insurance Policy (15)

(f)	(i) Second Amended Articles of Incorporation of Western Reserve (2)

(ii)	Certificate of First Amendment to the Second Amended Articles of Incorporation of Western Reserve (5)

(iii)	Amended Code of Regulations (By-Laws) of Western Reserve (2)

(g)	Reinsurance Contracts

(i)	Reinsurance Treaty dated September 30, 2000 and Amendments Thereto (14)

(ii)	Reinsurance Treaty dated July 1, 2002 and Amendments Thereto (14)

(h)	(i) Investment Advisory Agreement with the AEGON/Transamerica Series Fund, Inc. (6)

(ii)	Sub-Advisory Agreement (6)

(iii)	Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999 (7)

(iv)	Amendment No. 1 dated March 15, 2000 to Participation Agreement -Variable Insurance Products Fund (8)

(v)	Second Amendment dated April 12, 2001 to Participation Agreement – Variable Insurance Products Fund (9)

(vi)	Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999 (7)

(vii)	Amendment No. 1 dated March 15, 2000 to Participation Agreement -Variable Insurance Products Fund II (8)

(viii)	Second Amendment dated April 12, 2001 to Participation Agreement – Variable Insurance Products Fund II (9)

(ix)	Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999 (7)

(x)	Amendment No. 1 dated March 15, 2000 to Participation Agreement – Variable Insurance Products Fund III (8)

(xi)	Second Amendment dated April 12, 2001 to Participation Agreement – Variable Insurance Products Fund III (9)

(xii)	Third Amendment to Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Western Reserve dated September 1, 2003 (17)

(xiii)	Fourth Amendment to Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Western Reserve dated December 1, 2003 (18)

(xiv)	Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated February 21, 2001 and Amendments thereto (16)

(xv)	Amendment No. 21 to participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated September 1, 2003 (17)

(xvi)	Amendment No. 22 to Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated December 1, 2003 (18)

(xvii)	Amendment No. 23 to Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated May 1, 2004 (19)

(xviii)	Amended and Restated Fund Participation Agreement between Access Variable Insurance Trust and Western Reserve dated May 1, 2004 (19)

(xix)	Amendment No. 24 to Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve Life dated October 22, 2004 (22)

(i)	Not Applicable

(j)	Not Applicable

(k)	Opinion and Consent of Steven R. Shepard, Esq. as to Legality of Securities Being Registered

(l)	Opinion and Consent of Lorne Schinbein as to Actuarial Matters Pertaining to the Securities Being Registered (21)

(m)	Sample Hypothetical Illustration (21)

(n)	Other Opinions:

(i)	Written Consent of Sutherland Asbill & Brennan LLP

(ii)	Written Consent of Ernst & Young LLP

(o)	Not Applicable

(p)	Not Applicable

(q)	Memorandum describing issuance, transfer and redemption procedures (10)

(r)	(i) Powers of Attorney (11)(12)

(ii)	Ron Wagley (20)

(iii)	Allan J. Hamilton (22)

Kenneth Kilbane

Brenda K. Clancy

Arthur C. Schneider

Charles T. Boswell

Christopher H. Garrett

(1)	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form S-6 Registration Statement dated April 21, 1999 (File No. 333-62397) and is incorporated herein by reference.

(2)	This exhibit was previously filed on Post-Effective Amendment No. 11 to Form N-4 Registration Statement dated April 20, 1998 (File No. 33-49556) and is incorporated herein by reference.

(3)	This exhibit was previously filed on Post-Effective Amendment No. 4 to Form S-6 Registration Statement dated April 21, 1999 (File No. 333-23359) and is incorporated herein by reference.

(4)	This exhibit was previously filed on the Post-Effective Amendment No. 15 to Form S-6 Registration Statement dated November 3, 2000 (File No. 333-69138) and is incorporated herein by reference.

(5)	This exhibit was previously filed on Post-Effective Amendment No. 5 to Form S-6 Registration Statement dated April 19, 2000 (File No. 333-23359) and is incorporated herein by reference.

(6)	This exhibit was previously filed on Post-Effective Amendment No. 28 to Form N-1A Registration Statement dated April 28, 1997 (File No. 33-507) and is incorporated herein by reference.

(7)	This exhibit was previously filed on the Initial Registration Statement to Form S-6 Registration Statement dated September 23, 1999 (File No. 333-57681) and is incorporated herein by reference.

(8)	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-4 Registration Statement dated April 10, 2000 (File No. 333-93169) and is incorporated herein by reference.

(9)	This exhibit was previously filed on Post-Effective Amendment No. 16 to Form S-6 Registration Statement dated April 16, 2001 (File No. 33-69138) and is incorporated herein by reference.

(10)	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form S-6 Registration Statement dated November 30, 1998 (File No. 333-62397) and is incorporated herein by reference.

(11)	This exhibit was previously filed on Post-Effective Amendment No. 3 to Form N-4 Registration Statement dated February 19, 2002 (File No. 333-82705) and is incorporated herein by reference.

(12)	This exhibit was previously filed on Post-Effective Amendment No. 17 to Form S-6 Registration Statement dated October 30, 2001 (File No. 33-69138) and is incorporated herein by reference.

(13)	This exhibit was previously filed on Initial Registration Statement Form S-6 Registration Statement dated August 28, 1998 (File No. 333-62397) and is incorporated herein by reference.

(14)	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-6 Registration Statement dated January 31, 2003 (File No. 333-100993) and is incorporated herein by reference.

(15)	This exhibit was previously filed on Post-Effective Amendment No. 1 to Form N-6 Registration Statement dated April 22, 2003 (File No. 333-100993) and is incorporated herein by reference.

(16)	This exhibit was previously filed on the Initial Registration Statement to Form N-4 Registration Statement dated September 5, 2003 (File No. 333-108525) and is incorporated herein by reference.

(17)	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-6 Registration Statement dated October 9, 2003 (File No. 333-107705) and is incorporated herein by reference.

(18)	This exhibit was previously filed on the Initial Registration Statement to Form N-6 Registration Statement dated November 7, 2003 (File No. 333-110315) and is incorporated herein by reference.

(19)	This exhibit was previously filed on Post-Effective Amendment No. 2 to Form N-6 Registration Statement dated April 16, 2004 (File No. 333-100993) and is incorporated herein by reference.

(20)	This exhibit was previously filed on Post-Effective Amendment No. 1 to Form N-6 Registration Statement dated February 26, 2004 (File No. 333-107705) and is incorporated herein by reference.

(21)	This exhibit was previously filed with Post-Effective Amendment No. 8 to Form N-6 Registration Statement dated April 16, 2004 (File No. 333-62397) and is incorporated herein by reference.

(22)	This exhibit was previously filed with Post-Effective Amendment No. 3 to Form N-6 Registration Statement dated February 28, 2005 (File No. 333-107705) and is incorporated herein by reference.

Item 27.	Directors and Officers of the Depositor

Name	Principal Business Address	Position and Offices with Depositor
Ron Wagley	(1)	Chairman of the Board
Charles T. Boswell	(3)	Chief Executive Officer
Brenda K. Clancy	(2)	Director and President
Paul Reaburn	(2)	Director and Vice President
Kenneth Kilbane	(1)	Director and Senior Vice President
William H. Geiger	(3)	Senior Vice President, Secretary, Corporate Counsel and Group Vice President – Compliance
Allan J. Hamilton	(3)	Vice President, Treasurer and Controller
Arthur C. Schneider	(2)	Director
Christopher H. Garrett	(2)	Actuary and Chief Financial Officer

(1)	1150 South Olive Street, Los Angeles, California 90015

(2)	4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001

(3)	570 Carillon Parkway, St. Petersburg, Florida 33716

Item 28.	Persons Controlled by or Under Common Control with the Depositor or Registrant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON N.V.	Netherlands	22.23% of Vereniging AEGON Netherlands Membership Association	Holding Company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding Company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding Company

AEGON Derivatives B.V.	Netherlands	100% AEGON N.V.	Holding Company

AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding Company

The AEGON Trust Voting Trust Trustees: Donald J. Shepard Joseph B.M. Streppel Alexander R. Wynaendts Craig D. Vermie	Delaware		Voting Trust

AEGON U.S. Holding Corporation	Delaware	225 shares of Series A Preferred Stock owned by Scottish Equitable Finance Limited	Holding company

AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

Canadian Premier Holdings Ltd	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd	Holding company

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance

Cornerstone International Holdings Ltd	United Kingdom	100% AEGON DMS Holding B.V.	Holding company

Stonebridge International Marketing Ltd	United Kingdom	100% Cornerstone International Holding Ltd.	Marketing company

Stonebridge International Insurance Ltd	United Kingdom	100% Cornerstone International Holdings, Ltd.	Insurance company

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Insurance Agent

COPRA Reinsurance Company	New York	100% AEGON U.S. Holding Corporation	Reinsurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Insurance holding company

AEGON U.S. Corporation	Iowa	100% AEGON U.S. Holding Corporation owns 10,024 shares (75.58%); AEGON USA, Inc. owns 3,238 shares (24.42%)	Holding company

Transamerica Corporation and subsidiaries (“TAC”)	Delaware	100% AEGON NV	Major interest in insurance and finance

AEGON USA, Inc.	Iowa	AEGON U.S. Holding Corporation; AEGON U.S. Corporation	Holding company

RCC North America, LLC	Delaware	100% AEGON USA, Inc.	Real estate

Transamerica Holding Company, LLC	Delaware	100% AEGON USA, Inc.	Holding Company

AEGON Funding Corp.	Delaware	100% Transamerica Holding Corporation LLC	Issue debt securities-net proceeds used to make loans to affiliates

First AUSA Life Insurance Company	Maryland	100% Transamerica Holding Company LLC	Insurance holding company

Transamerica Financial Life Insurance Company	New York	First AUSA Life Insurance Company and Transamerica Occidental Life Insurance Company	Insurance

Life Investors Insurance Company of America	Iowa	50% First AUSA Life Ins. Company and 50% AUSA Life Insurance Company	Insurance

Apple Partners of Iowa LLC	Iowa	58.13% Monumental Life Insurance Company; 41.87 Peoples Benefit Life Insurance Company	Apple production, packing, storage and sales

Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities

Transamerica Life Insurance Company	Iowa	Transamerica Holding Company LLC and Transamerica Life Insurance and Annuity Company	Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

Transamerica Financial Institutions, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life insurance and underwriting services

Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock First AUSA Life Ins. Company	Insurance

Iowa Fidelity Life Insurance Co.	Arizona	100% of Common Voting Stock First AUSA Life Ins. Company	Insurance

Western Reserve Life Assurance Co. of Ohio	Ohio	100% First AUSA Life Ins. Company	Insurance

WRL Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance Agency

WRL Insurance Agency of Massachusetts, Inc.	Massachusetts	100% WRL Insurance Agency, Inc.	Insurance Agency

WRL Insurance Agency of Wyoming	Wyoming	100% WRL Insurance Agency, Inc.	Insurance Agency

AEGON/Transamerica Fund Advisers, Inc.	Florida	78% WRL, 22% AUSA Holding Company	Investment Adviser

AEGON/Transamerica Series Fund, Inc.	Maryland	Various	Mutual Fund

AEGON/Transamerica Investors Services, Inc.	Florida	100% AUSA Holding Company	Shareholder Services

Transamerica IDEX Mutual Funds	Massachusetts	100% WRL	Mutual Fund

Transamerica Income Shares, Inc.	Maryland	100% WRL	Mutual Fund

World Financial Group Insurance Agency, Inc.	California	100% WRL	Insurance Agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance Agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance Agency

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance Agency

World Financial Group Insurance Agency of New Mexico, Inc.	New Mexico	100% World Financial Group Insurance Agency, Inc.	Insurance Agency

World Financial Group Insurance Agency of Wyoming	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance Agency

AEGON Equity Group, Inc.	Florida	100% WRL	Insurance Agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance

WFG Property & Casualty Insurance Agency of Alabama, Inc.	Alabama	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance

WFG Property & Casualty Insurance Agency of Mississippi, Inc.	Mississippi	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance

WRL Insurance Agency, Inc.	California	100% WRL	Insurance Agency

WRL Insurance Agency of Massachusetts, Inc.	Massachusetts	100% WRL	Insurance Agency

WRL Insurance Agency of Wyoming, Inc.	Wyoming	100% WRL	Insurance Agency

Monumental General Casualty Co.	Maryland	100% First AUSA Life Ins. Company	Insurance

United Financial Services, Inc.	Maryland	100% First AUSA Life Ins. Company	General Agency

Bankers Financial Life Ins. Co.	Arizona	100% First AUSA Life Ins. Company	Insurance

The Whitestone Corporation	Maryland	100% First AUSA Life Ins. Company	Insurance Agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Cadet Holding Corp.	Iowa	100% First AUSA Life Insurance Company	Holding Company

Monumental General Life Insurance Company of Puerto Rico	Puerto Rico	51% First AUSA Life Insurance Company 49% Baldrich & Associates of Puerto Rico	Insurance

AUSA Holding Company	Maryland	100% Transamerica Holding Company, L.L.C.	Holding company

AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Company	Investment Adviser

AEGON USA Securities, Inc.	Iowa	100% Transamerica Holding Company, L.L.C.	Broker-Dealer

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Company.	Holding company

Trip Mate Insurance Agency, Inc.	Kansas	100% Monumental General Insurance Group, Inc.	Sale/admin. of travel insurance

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

Monumental General Mass Marketing, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverages

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Provider of automobile extended maintenance contracts

Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

ADB Corporation, L.L.C.	Delaware	100% Money Services, Inc.	Special purpose limited Liability company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ORBA Insurance Services, Inc.	California	40.15% Money Services, Inc.	Insurance agency

Great Companies L.L.C.	Iowa	49% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts

AEGON USA Travel and Conference Services, LLC	Iowa	100% Money Services, Inc.	Travel and Conference Services

Roundit, Inc.	Maryland	50% AUSA Holding Co.	Financial services

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Broker-Dealer

ZCI, Inc.	Alabama	100% Zahorik Company, Inc.	Insurance agency

Zahorik Texas, Inc.	Texas	100% Zahorik Company, Inc.	Insurance agency

Long, Miller & Associates, L.L.C.	California	33-1/3% AUSA Holding Co.	Insurance agency

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-Dealer

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Principal Underwriter

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

George Beram & Company, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency

Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Insurance agency

AEGON USA Investment Management, LLC.	Iowa	100% Transamerica Holding Corporation LLC	Investment advisor

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co.	Provides real estate administrative and real estate investment services

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

QSC Holding, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and financial software production and sales

Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc	Information Systems for real estate investment management

Commonwealth General Corporation and subsidiaries	Delaware	100% AEGON U.S. Corporation	Holding company

Veterans Life Insurance Co.	Illinois	100% Transamerica Holding Company LLC	Insurance company

Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Ins. Co.	Special-purpose subsidiary

Item 29.	Indemnification

Provisions exist under the Ohio General Corporation Law, the Second Amended Articles of Incorporation of Western Reserve and the Amended Code of Regulations of Western Reserve whereby Western Reserve may indemnify certain persons against certain payments incurred by such persons. The following excerpts contain the substance of these provisions.

Ohio General Corporation Law

Section 1701.13 Authority of corporation.

(E)(1) A corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys’ fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendre or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

(2) A corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any of the following:

(a) Any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

(b) Any action or suit in which the only liability asserted against a director is pursuant to section 1701.95 of the Revised Code.

(3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys’ fees, actually and reasonably incurred by him in connection therewith.

(4) Any indemnification under divisions (E)(1) and (2) of this section, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (E)(1) and (2) of this section. Such determination shall be made as follows:

(a) By a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

(b) If the quorum described in division (E)(4)(a) of this section is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years;

(c) By the shareholders;

(d) By the court of common pleas or the court in which such action, suit, or proceeding was brought.

Any determination made by the disinterested directors under division (E)(4)(a) or by independent legal counsel under division (E)(4)(b) of this section shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under division (E)(2) of this section, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

(5)(a) Unless at the time of a director’s act or omission that is the subject of an action, suit or proceeding referred to in divisions (E)(1) and (2) of this section, the articles or the regulations of a corporation state by specific reference to this division that the provisions of this division do not apply to the corporation and unless the only liability asserted against a director in an action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section is pursuant to section 1701.95 of the Revised Code, expenses, including attorney’s fees, incurred by a director in defending the action, suit, or proceeding shall be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the director in which he agrees to do both of the following:

(i) Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the corporation or undertaken with reckless disregard for the best interests of the corporation;

(ii) Reasonably cooperate with the corporation concerning the action, suit, or proceeding.

(b) Expenses, including attorneys’ fees incurred by a director, trustee, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, may be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the directors in the specific case upon receipt of an undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, if it ultimately is determined that he is entitled to be indemnified by the corporation.

(6) The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

(7) A corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self-insurance on behalf of or for any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in which the corporation has a financial interest.

(8) The authority of a corporation to indemnify persons pursuant to divisions (E)(1) and (2) of this section does not limit the payment of expenses as they are incurred, indemnification, insurance, or other protection that may be provided pursuant to divisions (E)(5), (6), and (7) of this section. Divisions (E)(1) and (2) of this section do not create any obligation to repay or return payments made by the corporation pursuant to divisions (E)(5), (6), or (7).

(9) As used in this division, references to “corporation” include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, shall stand in the same position under this section with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

Second Amended Articles of Incorporation of Western Reserve

ARTICLE EIGHTH

EIGHTH: (1) The corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys’ fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendre or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

(2) The corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper.

(3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in sections (1) and (2) of this article, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys’ fees, actually and reasonably incurred by him in connection therewith.

(4) Any indemnification under sections (1) and (2) of this article, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in sections (1) and (2) of this article. Such determination shall be made (a) by a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding, or (b) if such a quorum is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years, or (c) by the shareholders, or (d) by the court of common pleas or the court in which such action, suit, or proceeding was brought. Any determination made by the disinterested directors under section (4)(a) or by independent legal counsel under section (4)(b) of this article shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under section (2) of this article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

(5) Expenses, including attorneys’ fees incurred in defending any action, suit, or proceeding referred to in sections (1) and (2) of this article, may be paid by the corporation in advance of the final disposition of such action, suit, or proceeding as authorized by the directors in the specific case upon receipt of a written undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, unless it shall ultimately be determined that he is entitled to be indemnified by the corporation as authorized in this article. If a majority vote of a quorum of disinterested directors so directs by resolution, said written undertaking need not be submitted to the corporation. Such a determination that a written undertaking need not be submitted to the corporation shall in no way affect the entitlement of indemnification as authorized by this article.

(6) The indemnification provided by this article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

(7) The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section.

(8) As used in this section, references to “the corporation” include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise shall stand in the same position under this article with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

(9) The foregoing provisions of this article do not apply to any proceeding against any trustee, investment manager or other fiduciary of an employee benefit plan in such person’s capacity as such, even though such person may also be an agent of this corporation. The corporation may indemnify such named fiduciaries of its employee benefit plans against all costs and expenses, judgments, fines, settlements or other amounts actually and reasonably incurred by or imposed upon said named fiduciary in connection with or arising out of any claim, demand, action, suit or proceeding in which the named fiduciary may be made a party by reason of being or having been a named fiduciary, to the same extent it indemnifies an agent of the corporation. To the extent that the corporation does not have the direct legal power to indemnify, the corporation may contract with the named fiduciaries of its employee benefit plans to indemnify them to the same extent as noted above. The corporation may purchase and maintain insurance on behalf of such named fiduciary covering any liability to the same extent that it contracts to indemnify.

Amended Code of Regulations of Western Reserve

ARTICLE V

Indemnification of Directors and Officers

Each Director, officer and member of a committee of this Corporation, and any person who may have served at the request of this Corporation as a Director, officer or member of a committee of any other corporation in which this Corporation owns shares of capital stock or of which this Corporation is a creditor (and his heirs, executors and administrators) shall be indemnified by the Corporation against all expenses, costs, judgments, decrees, fines or penalties as provided by, and to the extent allowed by, Article Eighth of the Corporation’s Articles of Incorporation, as amended.

Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Western Reserve pursuant to the foregoing provisions or otherwise, Western Reserve has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Western Reserve of expenses incurred or paid by a director, officer or controlling person of Western Reserve in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Western Reserve will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.	Principal Underwriter

(a)	AFSG Securities Corporation (“AFSG”) is the principal underwriter for the Policies. AFSG currently serves as principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA L, Separate Account VL A, Legacy Builder Variable Life Separate Account, Separate Account VA K, and Separate Account VA P, Separate Account VA Q, Transamerica Corporate Separate Account Sixteen, Separate Account VA R, Separate Account VA S and Separate Account VA W of Transamerica Life Insurance Company; the Separate Account VA QNY, Separate Account C, TFLIC Series Life Account, TFLIC Series Annuity Account, TFLIC Separate Account VNY, Separate Account BNY, Separate Account VA WNY and Separate Account VA-2LNY of Transamerica Financial Life Insurance Company; the Separate Account I, Separate Account II and Separate Account V of Peoples Benefit Life Insurance Company; the WRL Series Life Account, WRL Series Annuity Account, WRL Series Annuity Account B, Separate Account VA U, Separate Account VA V and WRL Series Life Corporate Account of Western Reserve Life Assurance Co. of Ohio; Separate Account VA-2L, Transamerica Occidental Life Separate Account VUL-3, Separate Account VA G, Separate Account VA H, Transamerica Occidental Life Separate Account VUL-4, Transamerica Occidental Life Separate Account VUL-5, and Transamerica Occidental Life Separate Account VUL-6 of Transamerica Occidental Life Insurance Company; Separate Account VA-8 of Transamerica Life Insurance and Annuity Company; AEGON/Transamerica Series Trust; Transamerica IDEX Mutual Funds; and Transamerica Investors, Inc.

(b)	Directors and Officers of AFSG

Name	Principal Business Address	Position and Offices with Underwriter
Larry N. Norman	(1)	Director and President

Anne M. Spaes	(1)	Director and Vice President

Lisa A. Wachendorf	(1)	Director, Vice President and Chief Compliance Officer

John K. Carter	(2)	Vice President

William G. Cummings	(2)	Vice President

Thomas R. Moriarty	(2)	Vice President

Frank A. Camp	(1)	Secretary

Priscilla I. Hechler	(2)	Assistant Vice President and Assistant Secretary

Darin D. Smith	(1)	Vice President and Assistant Secretary

Teresa L. Stolba	(1)	Assistant Compliance Officer

Emily Bates	(3)	Assistant Treasurer

Clifton W. Flenniken	(4)	Assistant Treasurer

(1)	4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001

(2)	570 Carillon Parkway, St. Petersburg, FL 33716-1202

(3)	400 West Market Street, Louisville, Kentucky 40202

(4)	1111 North Charles Street, Baltimore, Maryland 21201

(c)	Compensation to Principal Underwriter

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions			Commissions
AFSG Securities Corporation	0 0 0	0 0 0	$ $ $	85,863,632 67,236,938 82,236,981	(1) (2) (3)	0 0 0

(1)	fiscal year 2004

(2)	fiscal year 2003

(3)	fiscal year 2002

Item 31.	Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Western Reserve at 570 Carillon Parkway, St. Petersburg, Florida 33716, 4800 140th Avenue North, Clearwater, Florida 33762 or 12855 Starkey Road, Largo, Florida 33773.

Item 32.	Management Services

Not Applicable

Item 33.	Undertakings

Western Reserve hereby represents that the fees and charges deducted under the WRL Freedom Elite Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve.

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable life policies may be accepted.

Registrant furthermore agrees to include either as part of any application to purchase a Policy offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-6 promptly upon written or oral request.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 9 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of St. Petersburg, State of Florida, on this 13th day of April, 2005.

WRL SERIES LIFE ACCOUNT (Registrant)

By:	/s/ RON WAGLEY */
Ron Wagley, Chairman of the Board of Western Reserve Life Assurance Co. of Ohio

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO (Depositor)

By:	/s/ RON WAGLEY */
Ron Wagley, Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 9 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ RON WAGLEY Ron Wagley */	Chairman of the Board	April 13, 2005

/s/ CHARLES T. BOSWELL Charles T. Boswell	Chief Executive Officer	April 13, 2005

/s/ BRENDA K. CLANCY Brenda K. Clancy */	Director and President	April 13, 2005

/s/ PAUL REABURN Paul Reaburn */	Director and Vice President	April 13, 2005

/s/ KENNETH KILBANE Kenneth Kilbane */	Director and Senior Vice President	April 13, 2005

/s/ ALLAN J. HAMILTON Allan J. Hamilton	Vice President, Treasurer and Controller	April 13, 2005

/s/ CHRISTOPHER H. GARRETT Christopher H. Garrett */	Actuary and Chief Financial Officer	April 13, 2005

/s/ ARTHUR C. SCHNEIDER Arthur C. Schneider */	Director	April 13, 2005

*/ /s/ PRISCILLA I. HECHLER Signed by Priscilla I. Hechler As Attorney in Fact

Exhibit Index

Exhibit No.	Description of Exhibit
26(k)	Opinion and Consent of Steven R. Shepard, Esq. as to Legality of Securities Being Registered

26(n)(i)	Written Consent of Sutherland Asbill & Brennan LLP

26(n)(ii)	Written Consent of Ernst & Young LLP